UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 13.4%
Aerospace & Defense - .0%
Northrop Grumman,
Sr. Unscd. Notes	2.08	10/15/2020	230,000		224,804
Airlines - .1%
American Airlines,
Bonds, Ser. 2015-1 Cl. A	3.38	5/1/2027	289,829		276,135
Automobiles & Components - .1%
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/2020	300,000		296,456
Banks - 1.2%
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/2019	210,000		209,913
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/2025	590,000		570,685
Barclays,
Sub. Notes	5.20	5/12/2026	55,000		52,403
Citigroup,
Sub. Notes	4.45	9/29/2027	625,000		604,299
Citizens Financial Group,
Sub. Notes	4.15	9/28/2022	545,000	[a]	540,428
Cooperatieve Rabobank,
Gtd. Notes	4.50	1/11/2021	530,000		541,086
Goldman Sachs Group,
Sub. Notes	6.75	10/1/2037	530,000		604,147
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/2023	425,000		412,914
Morgan Stanley,
Sub. Notes	4.88	11/1/2022	680,000		695,190
Royal Bank of Scotland Group,
Sr. Unscd. Notes	5.08	1/27/2030	200,000		191,521
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/2022	240,000		243,804
Societe Generale,
Sub. Notes	4.75	11/24/2025	510,000	[a]	495,799
Sumitomo Mitsui Banking,
Gtd. Notes, 3 Month LIBOR + 0.37%	2.81	10/16/2020	315,000	[b]	314,740
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	7/22/2022	225,000		215,691
					5,692,620
Beverage Products - .2%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.90	2/1/2046	375,000	[a]	351,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 13.4% (continued)
Beverage Products - .2% (continued)
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/2020	375,000	381,238
				732,566
Chemicals - .1%
DowDuPont,
Sr. Unscd. Notes	4.49	11/15/2025	325,000	328,981
Commercial & Professional Services - .1%
George Washington University,
Unscd. Bonds	4.13	9/15/2048	325,000	311,806
Total System Services,
Sr. Unscd. Notes	4.80	4/1/2026	350,000	351,607
				663,413
Commercial Mortgage Pass-Through Ctfs. - .2%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/2045	272,335	271,481
WFRBS Commercial Mortgage Trust,
Ser. 2013-C12, Cl. A4	3.20	3/15/2048	315,000	310,977
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	528,624
				1,111,082
Diversified Financials - .2%
Aercap Global Aviation Trust,
Gtd. Notes	4.50	5/15/2021	310,000	311,918
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/2020	410,000	405,292
				717,210
Electronic Components - .1%
Tech Data,
Sr. Unscd. Notes	4.95	2/15/2027	345,000	325,769
Energy - .3%
BP Capital Markets,
Gtd. Notes	2.50	11/6/2022	255,000	244,104
Concho Resources,
Gtd. Notes	4.30	8/15/2028	225,000	217,865
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/2019	200,000	198,905
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/2019	260,000	259,313
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/2024	200,000	210,891
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/2025	195,000	183,870
Williams Cos.,
Sr. Unscd. Notes	4.30	3/4/2024	225,000	222,450
				1,537,398

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 13.4% (continued)
Foreign/Governmental - .2%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/2022	470,000		456,135
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/2019	330,000		333,098
					789,233
Health Care - .4%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/2022	325,000		313,454
Amgen,
Sr. Unscd. Notes	5.65	6/15/2042	325,000		354,234
Biogen,
Sr. Unscd. Notes	2.90	9/15/2020	345,000		341,192
Celgene,
Sr. Unscd. Notes	2.88	8/15/2020	265,000		262,027
CVS Health,
Sr. Unscd. Notes	4.78	3/25/2038	435,000		416,909
					1,687,816
Industrials - .1%
ABB Finance USA,
Gtd. Notes	2.88	5/8/2022	505,000		493,134
Information Technology - .3%
Adobe,
Sr. Unscd. Notes	3.25	2/1/2025	305,000		296,737
Microsoft,
Sr. Unscd. Notes	3.75	2/12/2045	440,000		410,423
Oracle,
Sr. Unscd. Notes	2.50	5/15/2022	570,000		552,592
					1,259,752
Internet Software & Services - .2%
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/2023	435,000		416,563
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/2022	385,000		376,593
eBay,
Sr. Unscd. Notes	2.60	7/15/2022	320,000		306,336
					1,099,492
Media - .3%
21st Century Fox America,
Gtd. Notes	6.15	3/1/2037	265,000		319,640
Comcast,
Gtd. Notes	3.60	3/1/2024	625,000		621,525
Discovery Communications,
Gtd. Notes	2.80	6/15/2020	345,000	[a]	340,378
					1,281,543
Municipal Bonds - .9%
California,
GO, Refunding	3.38	4/1/2025	400,000		400,052

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 13.4% (continued)
Municipal Bonds - .9% (continued)
California Earthquake Authority,
Revenue Bonds	2.81	7/1/2019	147,000	146,754
California Educational Facilities
Authority,
Revenue Bonds (Stanford University)	5.00	10/1/2032	375,000	464,854
Chicago,
GO	7.38	1/1/2033	290,000	310,883
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.91	5/1/2029	325,000	357,627
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/2020	900,000	898,614
New York City,
GO (Build America Bonds)	6.25	6/1/2035	345,000	359,683
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Build America Bonds)	6.28	6/15/2042	530,000	558,270
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/2034	180,000	187,726
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue Bonds	8.25	7/1/2024	310,000	315,530
University of California,
Limited Project Revenue Bonds	4.13	5/15/2045	340,000	334,774
				4,334,767
Real Estate - .3%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/2026	265,000	262,087
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/2021	215,000	217,086
CubeSmart,
Gtd. Notes	4.80	7/15/2022	170,000	174,406
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/2022	340,000	331,241
Mid-America Apartments,
Sr. Unscd. Notes	3.60	6/1/2027	280,000	264,135
National Retail Properties,
Sr. Unscd. Notes	4.30 10/15/2028		165,000	162,397
				1,411,352
Semiconductors & Semiconductor Equipment - .1%
Intel,
Sr. Unscd. Notes	2.70 12/15/2022		290,000	282,568
Technology Hardware & Equipment - .1%
Apple,
Sr. Unscd. Notes	4.38	5/13/2045	300,000	297,319

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 13.4% (continued)
Telecommunication Services - .4%
AT&T,
Sr. Unscd. Notes	4.13	2/17/2026	335,000		323,537
AT&T,
Sr. Unscd. Notes	4.45	5/15/2021	435,000		442,435
Telefonica Emisiones,
Gtd. Notes	4.10	3/8/2027	590,000		559,985
Verizon Communications,
Sr. Unscd. Notes	5.50	3/16/2047	570,000		597,493
					1,923,450
Transportation - .1%
Burlington North Santa Fe,
Sr. Unscd. Debs.	3.45	9/15/2021	430,000		431,986
U. S. Government Agencies - .1%
Federal Farm Credit Bank,
Bonds	3.60	7/23/2025	325,000		324,351
U. S. Government Agencies Mortgage-Backed - 3.7%
Federal Home Loan Mortgage Corporation:
3.00%, 1/1/33			438,209	[c]	431,820
3.50%, 11/1/32-4/1/48			3,338,002	[c]	3,281,830
4.00%, 11/1/47-9/1/48			2,338,049	[c]	2,354,465
4.50%, 7/1/48			743,019	[c]	765,000
5.00%, 7/1/40			181,727	[c]	192,407
Federal National Mortgage Association:
2.50%, 10/1/31			754,437	[c]	728,338
3.00%, 6/1/37-9/1/46			2,688,318	[c]	2,570,817
3.50%, 5/1/33-3/1/48			1,886,198	[c]	1,862,477
4.00%, 4/1/38-10/1/47			1,015,122	[c]	1,024,505
4.50%, 7/1/48			988,377	[c]	1,017,786
5.00%, 11/1/43			124,191	[c]	130,729
Government National Mortgage Association II:
3.00%, 9/20/47			957,263		922,533
3.50%, 9/20/47			480,177		475,185
4.00%, 8/1/48			927,767		940,435
4.50%, 7/20/48			296,337		306,045
					17,004,372
U. S. Government Securities - 3.4%
U.S. Treasury Bonds,
Bonds	2.25	8/15/2046	420,000		339,396
U.S. Treasury Bonds,
Bonds	2.50	5/15/2046	640,000		546,575
U.S. Treasury Bonds,
Bonds	2.75	11/15/2047	190,000	[d]	170,243
U.S. Treasury Bonds,
Bonds	2.88	8/15/2045	490,000		452,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 13.4% (continued)
U.S. Government Securities - 3.4% (continued)
U.S. Treasury Bonds,
Bonds	3.00	2/15/2047	415,000		391,932
U.S. Treasury Bonds,
Bonds	3.00	5/15/2045	325,000		307,855
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/2022	791,977	[e]	768,853
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/2025	686,680	[e]	661,278
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/2027	334,451	[e]	316,738
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/2021	756,115	[e]	748,513
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/2024	632,982	[e]	620,748
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	4/15/2023	315,087	[e]	309,239
U.S. Treasury Inflation Protected
Securities,
Notes	1.00	2/15/2046	655,289	[e]	615,988
U.S. Treasury Notes,
Notes	1.13	2/28/2021	1,375,000		1,325,022
U.S. Treasury Notes,
Notes	1.38	2/15/2020	810,000		796,743
U.S. Treasury Notes,
Notes	1.50	4/15/2020	480,000		471,797
U.S. Treasury Notes,
Notes	1.88	12/31/2019	560,000		554,783
U.S. Treasury Notes,
Notes	1.88	4/30/2022	1,390,000		1,346,915
U.S. Treasury Notes,
Notes	2.00	7/31/2020	1,000,000		987,051
U.S. Treasury Notes,
Notes	2.00	11/15/2026	555,000	[d]	517,418
U.S. Treasury Notes,
Notes	2.13	9/30/2021	1,410,000		1,383,480
U.S. Treasury Notes,
Notes	2.25	11/15/2027	20,000		18,836
U.S. Treasury Notes,
Notes	2.38	5/15/2027	385,000	[d]	367,961
U.S. Treasury Notes,
Notes	2.38	1/31/2023	320,000		314,175

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 13.4% (continued)
U.S. Government Securities - 3.4% (continued)
U.S. Treasury Notes,
Notes	2.50	5/31/2020	345,000		343,524
U.S. Treasury Notes,
Notes	2.50	6/30/2020	145,000		144,337
U.S. Treasury Notes,
Notes	2.63	2/28/2023	785,000		778,315
U.S. Treasury Notes,
Notes	2.88	8/15/2028	265,000		262,014
					15,862,328
Utilities - .2%
Black Hills,
Sr. Unscd. Notes	4.35	5/1/2033	160,000		157,469
CenterPoint Energy,
Sr. Unscd. Notes	4.25	11/1/2028	230,000		228,100
Exelon,
Sr. Unscd. Notes	3.40	4/15/2026	280,000		262,008
NiSource,
Sr. Unscd. Notes	3.95	3/30/2048	335,000		290,741
Public Service Enterprise Group,
Sr. Unscd. Notes	1.60	11/15/2019	170,000		167,059
					1,105,377
Total Bonds and Notes
(cost $63,301,268)					61,495,274
Description			Shares		Value ($)
Common Stocks - 23.4%
Aerospace & Defense - .9%
Boeing			4,714		1,634,627
Lockheed Martin			3,630		1,090,561
Raytheon Co.			4,714		826,553
Spirit AeroSystems Holdings, Cl. A			7,363		602,882
					4,154,623
Agriculture - .1%
Altria Group			9,630		528,013
Philip Morris International			1,510		130,660
					658,673
Airlines - .2%
United Continental Holdings			7,365	[f]	712,195
Banks - 1.4%
Bank of America			75,854		2,154,254
Comerica			10,325		817,533
JPMorgan Chase & Co.			24,237		2,694,912
Popular			10,311		581,540
Wells Fargo & Co.			736		39,950
					6,288,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 23.4% (continued)
Beverage Products - .1%
PepsiCo	4,493		547,876
Chemicals - .5%
CF Industries Holdings	13,994		590,407
Huntsman	23,765		480,528
LyondellBasell Industries	7,513		701,038
Westlake Chemical	7,575		549,112
			2,321,085
Commercial & Professional Services - .4%
Automatic Data Processing	5,523		814,201
S&P Global	5,818		1,063,879
			1,878,080
Consumer Discretionary - .5%
Carnival	14,063		847,858
Las Vegas Sands	9,574		525,996
PulteGroup	30,230		801,700
			2,175,554
Consumer Durables & Apparel - .2%
NIKE, Cl. B	13,994		1,051,229
Consumer Staples - .2%
Procter & Gamble	8,138		769,122
Diversified Financials - .5%
American Express	6,038		677,886
Discover Financial Services	13,239		943,941
Synchrony Financial	22,095		574,028
			2,195,855
Energy - 1.6%
Chevron	14,763		1,755,911
ConocoPhillips	16,205		1,072,447
Continental Resources	3,683	[f]	168,387
Exxon Mobil	15,465		1,229,467
HollyFrontier	9,572		597,963
Marathon Petroleum	14,620		952,639
Phillips 66	10,089		943,523
Valero Energy	9,574		764,963
			7,485,300
Food & Staples Retailing - .7%
Sysco	10,311		694,961
Walgreens Boots Alliance	13,370		1,132,038
Walmart	15,387		1,502,541
			3,329,540
Food Products - .1%
Conagra Brands	11,783		381,062
Health Care - 4.3%
AbbVie	16,502		1,555,644

Description	Shares		Value ($)
Common Stocks - 23.4% (continued)
Health Care - 4.3% (continued)
Agilent Technologies	9,539		690,147
Allergan	1,104		172,886
Amgen	8,096		1,685,992
Baxter International	11,784		807,793
Biogen	3,609	[f]	1,204,395
Bristol-Myers Squibb	16,940		905,612
Cigna	4,124		921,219
Danaher	10,550		1,155,647
Eli Lilly & Co.	5,007		594,030
Express Scripts Holding Co.	5,960	[f]	604,761
Herbalife	11,047	[f]	632,441
Illumina	2,503	[f]	844,762
Johnson & Johnson	18,557		2,726,023
Mettler-Toledo International	516	[f]	328,517
Pfizer	49,796		2,302,069
Thermo Fisher Scientific	3,094		772,108
UnitedHealth Group	663		186,542
Waters Corp.	4,050	[f]	804,249
Zoetis	11,787		1,106,446
			20,001,283
Household & Personal Products - .2%
Kimberly-Clark	7,070		815,666
Industrials - .0%
Caterpillar	1,335		181,119
Information Technology - 2.6%
Adobe	4,639	[f]	1,163,879
Aspen Technology	5,890	[f]	508,307
Broadridge Financial Solutions	5,228		553,488
Cadence Design Systems	19,151	[f]	862,561
CDK Global	10,310		519,624
Cognizant Technology Solutions, Cl. A	12,522		891,942
Electronic Arts	8,210	[f]	690,215
Fiserv	5,358	[f]	423,979
International Business Machines	3,951		490,991
Intuit	3,976		852,971
Mastercard, Cl. A	958		192,625
Microsoft	25,776		2,858,301
Paychex	2,947		208,530
Visa, Cl. A	13,919		1,972,461
			12,189,874
Insurance - .9%
Allstate	11,030		983,766
Berkshire Hathaway	4,345	[f]	948,253
Progressive	16,185		1,072,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 23.4% (continued)
Insurance - .9% (continued)
Prudential Financial	1,285		120,482
Torchmark	10,314		891,233
			4,016,638
Internet Software & Services - 2.2%
Alphabet, Cl. A	1,767	[f]	1,960,752
Alphabet, Cl. C	1,841	[f]	2,014,846
Amazon. com	1,915	[f]	3,236,676
Facebook, Cl. A	15,641	[f]	2,199,281
Match Group	14,730		593,177
			10,004,732
Media - .4%
Netflix	1,031	[f]	295,000
Walt Disney	13,334		1,539,944
			1,834,944
Real Estate - .3%
Prologis	5,892	[g]	396,767
Public Storage	4,533	[g]	966,708
			1,363,475
Retailing - .9%
Best Buy	14,732		951,540
Dick's Sporting Goods	15,463		556,359
Foot Locker	8,837		498,407
Home Depot	3,093		557,730
Kohl's	8,835		593,447
Macy's	18,412		630,059
TripAdvisor	2,946	[f]	188,721
			3,976,263
Semiconductors & Semiconductor Equipment - .6%
Intel	35,344		1,742,813
Micron Technology	22,095	[f]	851,983
Texas Instruments	2,988		298,352
			2,893,148
Technology Hardware & Equipment - 1.8%
Accenture	8,325		1,369,629
Apple	25,625		4,576,112
F5 Networks	3,770	[f]	648,327
Fortinet	2,946	[f]	217,533
HP	42,705		982,215
Seagate Technology	14,727		634,586
			8,428,402
Telecommunication Services - .5%
AT&T	4,050		126,522
Verizon Communications	35,356		2,131,967
			2,258,489

Description		Shares		Value ($)
Common Stocks - 23.4% (continued)
Transportation - .7%
CSX		10,311		748,888
Norfolk Southern		6,187		1,056,368
Union Pacific		8,615		1,324,815
				3,130,071
Utilities - .6%
Exelon		26,521		1,230,309
NRG Energy		22,830		877,357
OGE Energy		20,622		817,044
				2,924,710
Total Common Stocks
(cost $84,058,264)				107,967,197
	1-Day
Description	Yield (%)	Shares		Value ($)
Investment Companies - 63.3%
Registered Investment Companies - 63.3%
ASG Managed Futures Strategy Fund, Cl.
Y		969,204		8,548,380
BNY Mellon Corporate Bond Fund, Cl. M		1,014,001	[h]	12,431,656
BNY Mellon Emerging Markets Fund, Cl.
M		2,101,727	[h]	20,954,214
BNY Mellon Focused Equity
Opportunities Fund, Cl. M		2,603,296	[h]	44,646,533
BNY Mellon Income Stock Fund, Cl. M		1,312,264	[h]	12,295,918
BNY Mellon Intermediate Bond Fund,
Cl. M		1,970,970	[h]	23,986,700
BNY Mellon International Fund, Cl. M		1,031,411	[h]	12,655,418
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M		2,012,535	[h]	35,380,373
BNY Mellon Small Cap Multi-Strategy
Fund, Cl. M		221,162	[h]	4,480,749
BNY Mellon Small/Mid Cap Multi-
Strategy Fund, Cl. M		748,828	[h]	11,194,986
Dreyfus Dynamic Total Return Fund, CI.
Y		512,171	[h]	8,066,685
Dreyfus Floating Rate Income Fund, Cl.
Y		910,280	[h]	10,777,710
Dreyfus Global Real Estate Securities
Fund, Cl. Y		903,893	[h]	8,189,275
Dreyfus High Yield Fund, Cl. I		1,730,942	[h]	10,212,559
Dreyfus Institutional Preferred
Government Plus Money Market
Fund	2.23	285,341	[h]	285,341
Dreyfus International Small Cap Fund,
Cl. Y		755,376	[h]	11,081,359
Dreyfus Research Growth Fund, Cl. Y		645,781	[h]	10,093,550
Dreyfus Select Managers Small Cap
Growth Fund, Cl. Y		669,275	[h]	19,328,654

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
Description	Yield (%)	Shares	Value ($)
Investment Companies - 63.3% (continued)
Registered Investment Companies - 63.3% (continued)
Dreyfus Select Managers Small Cap
Value Fund, Cl. Y		603,179 [h]	14,717,565
Dreyfus/Newton International Equity
Fund, Cl. Y		610,855 [h]	12,003,304
Total Investment Companies
(cost $249,084,961)			291,330,929
Total Investments (cost $396,444,493)		100.1%	460,793,400
Liabilities, Less Cash and Receivables		(0.1%)	(292,764)
Net Assets		100.0%	460,500,636

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $1,727,933 or .38% of net assets.

[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[d]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $524,541 and the value of the collateral held by the fund was $534,154, consisting of U.S. Government & Agency securities.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Non-income producing security.
[g]	Investment in real estate investment trust.
[h]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	1,111,082	-	1,111,082
Corporate Bonds†	-	22,393,492	-	22,393,492
Equity Securities Common Stocks†	107,967,197	-	-	107,967,197
Foreign Government		789,233	-	789,233
Investment Companies	291,330,929	-		291,330,929
Municipal Bonds	-	4,334,767	-	4,334,767
U.S. Government
Agencies/Mortgage-Backed	-	17,004,372	-	17,004,372
U.S. Treasury	-	15,862,328	-	15,862,328

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $64,348,907, consisting of $74,281,309 gross unrealized appreciation and $9,932,402 gross unrealized depreciation At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 97.6%
Aerospace & Defense - .4%
Northrop Grumman,
Sr. Unscd. Notes	2.08	10/15/2020	3,560,000		3,479,574
Airlines - .4%
American Airlines,
Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,513,055		4,299,813
Automobiles & Components - .5%
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/2020	5,145,000		5,084,220
Banks - 9.2%
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/2019	4,285,000		4,283,231
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/2025	9,170,000		8,869,793
Barclays,
Sub. Notes	5.20	5/12/2026	2,185,000		2,081,840
Citigroup,
Sub. Notes	4.45	9/29/2027	10,200,000		9,862,152
Citizens Financial Group,
Sub. Notes	4.15	9/28/2022	8,555,000	[a]	8,483,230
Cooperatieve Rabobank,
Gtd. Notes	4.50	1/11/2021	8,060,000		8,228,591
Goldman Sachs Group,
Sub. Notes	6.75	10/1/2037	8,270,000		9,426,977
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/2023	5,770,000		5,605,910
Morgan Stanley,
Sub. Notes	4.88	11/1/2022	11,490,000		11,746,663
Royal Bank of Scotland Group,
Sr. Unscd. Notes	5.08	1/27/2030	1,870,000		1,790,723
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/2022	3,660,000		3,718,005
Societe Generale,
Sub. Notes	4.75	11/24/2025	8,355,000	[a]	8,122,361
Sumitomo Mitsui Banking,
Gtd. Notes, 3 Month LIBOR + .37%	2.81	10/16/2020	5,090,000	[b]	5,085,796
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	7/22/2022	3,530,000		3,383,955
					90,689,227
Beverage Products - 1.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.90	2/1/2046	5,935,000	[a]	5,560,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 97.6% (continued)
Beverage Products - 1.3% (continued)
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/2020	7,040,000		7,157,103
					12,717,456
Chemicals - .5%
DowDuPont Inc,
Sr. Unscd. Notes	4.49	11/15/2025	5,150,000		5,213,090
Commercial & Professional Services - 1.1%
George Washington University,
Unscd. Bonds	4.13	9/15/2048	5,350,000		5,132,808
Total System Services,
Sr. Unscd. Notes	4.80	4/1/2026	5,765,000		5,791,462
					10,924,270
Commercial Mortgage Pass-Through Ctfs. - 1.8%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/2045	4,187,153		4,174,030
WFRBS Commercial Mortgage Trust,
Ser. 2013-C12, Cl. A4	3.20	3/15/2048	4,835,000		4,773,245
WFRBS Commercial Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000		8,854,454
					17,801,729
Diversified Financials - 1.1%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/2021	4,955,000		4,985,665
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/2020	6,035,000		5,965,703
					10,951,368
Electronic Components - .5%
Tech Data,
Sr. Unscd. Notes	4.95	2/15/2027	5,230,000		4,938,476
Energy - 2.6%
BP Capital Markets,
Gtd. Notes	2.50	11/6/2022	4,640,000		4,441,736
Concho Resources,
Gtd. Notes	4.30	8/15/2028	3,375,000		3,267,976
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/2019	4,425,000		4,413,312
Marathon Petroleum,
Sr. Unscd. Notes	3.80	4/1/2028	4,250,000	[a]	3,915,347
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/2024	3,300,000		3,479,697
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/2025	3,145,000		2,965,501
Williams Cos.,
Sr. Unscd. Notes	4.30	3/4/2024	3,516,000		3,476,148
					25,959,717

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 97.6% (continued)
Foreign/Governmental - 1.4%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/2022	7,625,000		7,400,063
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/2019	6,500,000		6,561,025
					13,961,088
Health Care - 2.7%
AbbVie,
Sr. Unscd. Notes	2.90	11/6/2022	5,090,000		4,909,166
Amgen,
Sr. Unscd. Notes	5.65	6/15/2042	4,955,000		5,400,712
Biogen,
Sr. Unscd. Notes	2.90	9/15/2020	5,600,000		5,538,188
Celgene,
Sr. Unscd. Notes	2.88	8/15/2020	4,305,000		4,256,711
CVS Health,
Sr. Unscd. Notes	4.78	3/25/2038	7,180,000		6,881,401
					26,986,178
Industrials - .7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/2022	7,215,000		7,045,470
Information Technology - 2.1%
Adobe,
Sr. Unscd. Notes	3.25	2/1/2025	4,895,000		4,762,382
Microsoft,
Sr. Unscd. Notes	3.75	2/12/2045	7,035,000		6,562,100
Oracle,
Sr. Unscd. Notes	2.50	5/15/2022	9,660,000		9,364,981
					20,689,463
Internet Software & Services - 1.7%
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/2023	6,655,000		6,372,938
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/2022	5,620,000		5,497,274
eBay,
Sr. Unscd. Notes	2.60	7/15/2022	5,295,000		5,068,908
					16,939,120
Media - 2.0%
21st Century Fox America,
Gtd. Notes	6.15	3/1/2037	4,365,000		5,265,019
Comcast,
Gtd. Notes	3.60	3/1/2024	9,400,000		9,347,741
Discovery Communications,
Gtd. Notes	2.80	6/15/2020	5,465,000	[a]	5,391,784
					20,004,544
Municipal Bonds - 7.0%
California,
GO, Refunding	3.38	4/1/2025	6,270,000		6,270,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 97.6% (continued)
Municipal Bonds - 7.0% (continued)
California Earthquake Authority,
Revenue Bonds	2.81	7/1/2019	2,394,000	2,390,002
California Educational Facilities
Authority,
Revenue Bonds (Stanford University)	5.00	10/1/2032	6,125,000	7,592,611
Chicago,
GO	7.38	1/1/2033	4,710,000	5,049,167
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.20	12/1/2021	335,000	341,904
Commonwealth of Massachusetts,
GO (Build America Bonds)	4.91	5/1/2029	4,990,000	5,490,946
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/2020	14,000,000	13,978,440
New York City,
GO (Build America Bonds)	6.25	6/1/2035	5,470,000	5,702,803
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Build America Bonds)	6.28	6/15/2042	8,440,000	8,890,190
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/2034	3,550,000	3,702,366
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue Bonds	8.25	7/1/2024	4,390,000	4,468,318
University of California Regents,
Limited Project Revenue Bonds	4.13	5/15/2045	5,530,000	5,445,004
				69,322,566
Real Estate - 2.2%
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/2026	4,180,000	4,134,050
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/2021	3,005,000	3,034,160
CubeSmart,
Gtd. Notes	4.80	7/15/2022	2,538,000	2,603,781
Kimco Realty,
Sr. Unscd. Notes	3.40	11/1/2022	5,595,000	5,450,870
Mid-America Apartments,
Sr. Unscd. Notes	3.60	6/1/2027	4,725,000	4,457,282
National Retail Properties,
Sr. Unscd. Notes	4.30	10/15/2028	2,625,000	2,583,586
				22,263,729
Semiconductors & Semiconductor Equipment - .4%
Intel,
Sr. Unscd. Notes	2.70	12/15/2022	4,020,000	3,916,977

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 97.6% (continued)
Technology Hardware & Equipment - .5%
Apple,
Sr. Unscd. Notes	4.38	5/13/2045	4,895,000		4,851,250
Telecommunication Services - 3.2%
AT&T,
Sr. Unscd. Notes	4.13	2/17/2026	4,975,000		4,804,764
AT&T,
Sr. Unscd. Notes	4.45	5/15/2021	6,055,000		6,158,485
Telefonica Emisiones,
Gtd. Notes	4.10	3/8/2027	9,675,000		9,182,801
Verizon Communications,
Sr. Unscd. Notes	5.50	3/16/2047	10,605,000		11,116,522
					31,262,572
Transportation - .7%
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/2021	6,415,000		6,444,628
U. S. Government Agencies - .5%
Federal Farm Credit Bank,
Bonds	3.60	7/23/2025	5,370,000		5,359,271
U. S. Government Agencies Mortgage-Backed - 27.3%
Federal Home Loan Mortgage Corporation:
3.00%, 1/1/33			7,043,640	[c]	6,940,932
3.50%, 11/1/32-4/1/48			50,505,043	[c]	49,656,072
4.00%, 11/1/47-9/1/48			37,386,892	[c]	37,649,345
4.50%, 7/1/48			12,007,701	[c]	12,362,942
5.00%, 12/1/39-7/1/40			5,006,426	[c]	5,301,867
Federal National Mortgage Association:
2.50%, 10/1/31			12,325,543	[c]	11,899,153
3.00%, 6/1/37-9/1/46			43,161,686	[c]	41,272,160
3.50%, 5/1/33-3/1/48			30,774,692	[c]	30,387,380
4.00%, 4/1/38-10/1/47			16,181,481	[c]	16,332,012
4.50%, 7/1/48			15,938,558	[c]	16,412,790
5.00%, 11/1/43			1,196,600	[c]	1,259,591
Government National Mortgage Association II:
3.00%, 9/20/47			14,192,460		13,677,557
3.50%, 9/20/47			8,179,870		8,094,840
4.00%, 8/1/48			13,891,703		14,081,382
4.50%, 7/20/48			4,810,544		4,968,123
					270,296,146
U. S. Government Securities - 24.0%
U.S. Treasury Bonds	2.25	8/15/2046	5,500,000		4,444,473
U.S. Treasury Bonds	2.50	5/15/2046	5,050,000		4,312,818
U.S. Treasury Bonds	2.75	11/15/2047	4,000,000	[d]	3,584,062
U.S. Treasury Bonds	2.88	8/15/2045	8,700,000		8,035,945
U.S. Treasury Bonds	3.00	2/15/2047	8,075,000		7,626,144
U.S. Treasury Bonds	3.00	5/15/2045	5,245,000		4,968,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 97.6% (continued)
U. S. Government Securities - 24.0% (continued)
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/2022	12,134,790	[e]	11,780,492
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/2025	12,997,545	[e]	12,516,737
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/2027	5,225,200	[e]	4,948,462
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/2024	11,159,695	[e]	10,944,019
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	4/15/2023	5,106,857	[e]	5,012,068
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/2021	11,659,616	[d,e]	11,542,391
U.S. Treasury Inflation Protected
Securities,
Notes	1.00	2/15/2046	9,988,031	[e]	9,389,009
U.S. Treasury Notes	1.13	2/28/2021	24,640,000	[d]	23,744,394
U.S. Treasury Notes	1.38	2/15/2020	14,750,000		14,508,584
U.S. Treasury Notes	1.50	7/15/2020	19,500,000		19,099,717
U.S. Treasury Notes	1.88	4/30/2022	14,625,000		14,171,682
U.S. Treasury Notes	2.00	11/15/2026	8,480,000	[d]	7,905,778
U.S. Treasury Notes	2.13	9/30/2021	24,065,000		23,612,371
U.S. Treasury Notes	2.25	11/15/2027	5,730,000		5,396,608
U.S. Treasury Notes	2.38	5/15/2027	6,185,000	[d]	5,911,265
U.S. Treasury Notes	2.38	1/31/2023	3,500,000		3,436,289
U.S. Treasury Notes	2.63	2/28/2023	18,795,000		18,634,949
U.S. Treasury Notes	2.88	8/15/2028	2,000,000		1,977,461
					237,504,024
Utilities - 1.8%
Black Hills,
Sr. Unscd. Notes	4.35	5/1/2033	2,580,000		2,539,182
CenterPoint Energy,
Sr. Unscd. Notes	4.25	11/1/2028	3,650,000	[d]	3,619,849
Exelon,
Sr. Unscd. Notes	3.40	4/15/2026	4,400,000		4,117,263
NiSource,
Sr. Unscd. Notes	3.95	3/30/2048	5,115,000	[d]	4,439,227
Public Service Enterprise Group,
Sr. Unscd. Notes	1.60	11/15/2019	2,670,000		2,623,807
					17,339,328
Total Bonds and Notes
(cost $993,413,343)					966,245,294

	1-Day
Description	Yield (%)	Shares	Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $17,295,870)	2.23	17,295,870 [f]	17,295,870

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $258,510)	2.19	258,510 [f]	258,510
Total Investments (cost $1,010,967,723)		99.3%	983,799,674
Cash and Receivables (Net)		0.7%	6,442,362
Net Assets		100.0%	990,242,036

LIBOR—London Interbank Offered Rate

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $31,473,075 or 3.18% of net assets.

[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[d]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $41,766,862 and the value of the collateral held by the fund was $42,649,055, consisting of cash collateral of $258,510 and U.S. Government & Agency securities valued at $42,390,545.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	17,801,729	-	17,801,729
Corporate Bonds†	-	352,000,470	- 352,000,470
Foreign Government	-	13,961,088	-	13,961,088
Investment Companies	17,554,380	-	-	17,554,380
Municipal Bonds	-	69,322,566	-	69,322,566
U.S. Government
Agencies/Mortgage-Backed	-	275,655,417	- 275,655,417
U.S. Treasury	-	237,504,024	- 237,504,024

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized depreciation on investments was $27,168,049, consisting of $3,177,652 gross unrealized appreciation and $30,345,701 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3%
Agriculture - 1.1%
BAT Capital,
Gtd. Notes	3.56	8/15/2027	4,000,000		3,569,745
Bunge,
Gtd. Notes	4.35	3/15/2024	4,500,000		4,454,064
					8,023,809
Airlines - 1.4%
Air Canada,
Sr. Unscd. Notes	3.60	3/15/2027	2,591,237	[a]	2,491,785
American Airlines,
Sr.Scd. Bonds	3.38	5/1/2027	4,140,417		3,944,783
United Airlines,
Pass-Thru Certificates, Ser. A	3.10	10/7/2028	4,735,690		4,359,819
					10,796,387
Automobiles & Components - 2.9%
Borgwarner,
Sr. Unscd. Notes	4.63	9/15/2020	3,000,000		3,045,878
Daimler Finance,
Gtd. Notes	2.25	7/31/2019	4,000,000	[a]	3,969,502
Ford Motor Credit,
Sr. Unscd. Bonds	4.39	1/8/2026	2,500,000		2,256,566
General Motors Financial,
Jr. Sub. Notes, Ser. A	5.75	3/30/2117	3,500,000	[b]	2,873,500
Harley-Davidson Financial Services,
Gtd. Notes	2.15	2/26/2020	5,000,000	[a]	4,917,903
Volkswagen Group of America Finance,
Gtd. Notes	4.00	11/12/2021	5,000,000	[a]	4,989,755
					22,053,104
Banks - 18.4%
AIB Group,
Sr. Unscd. Notes	4.75	10/12/2023	5,000,000	[a]	4,921,104
BAC Capital Trust XIV,
Gtd. Notes, Ser. G, 3 Month LIBOR +
.83%	4.00	1/25/2019	3,000,000		2,355,000
Banco Santander,
Sr. Unscd. Notes	3.13	2/23/2023	5,000,000		4,690,714
Bank of America,
Jr. Sub. Notes, Ser. FF	5.88	3/15/2028	3,000,000		2,868,750
Bank of America,
Sub. Notes	4.00	1/22/2025	5,000,000		4,855,216
Bank of Ireland Group,
Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	4,882,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Banks - 18.4% (continued)
Bank of Nova Scotia,
Jr. Sub. Notes	4.65	10/12/2049	5,000,000		4,547,125
Barclays,
Sub. Notes	5.20	5/12/2026	7,000,000		6,669,509
BBVA Bancomer,
Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,061,000
BNP Paribas,
Sub. Notes	4.38	5/12/2026	5,000,000	[a]	4,771,364
Citigroup,
Jr. Sub. Debs., Ser. Q	5.95	1/10/2028	5,000,000		5,034,375
Citigroup,
Sub. Bonds	4.40	6/10/2025	4,000,000		3,934,562
Citizens Financial Group,
Sub. Bonds	3.75	7/1/2024	6,000,000		5,768,777
Credit Agricole,
Sub. Notes, 3 Month LIBOR + 1.62%	4.00	1/10/2033	7,250,000	[a]	6,602,655
Credit Suisse Group,
Sr. Unscd. Notes	3.00	12/14/2023	7,000,000	[a]	6,651,061
Deutsche Bank,
Sub. Notes	4.50	4/1/2025	7,500,000		6,456,816
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/2026	6,000,000		5,535,280
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/2023	4,500,000		4,372,027
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/2027	3,000,000		2,772,900
Llyods Banking Group,
Sub. Notes	4.58	12/10/2025	3,000,000		2,836,170
Llyoyds Bank,
Jr. Sub. Notes	12.00	6/16/2110	3,000,000	[a]	3,542,637
Morgan Stanley,
Sub. Notes	4.88	11/1/2022	7,000,000		7,156,366
Rabobank,
Gtd. Notes	4.38	8/4/2025	6,500,000		6,357,943
Royal Bank of Canada,
Sub. Notes	4.65	1/27/2026	6,000,000		6,085,855
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/2022	5,000,000		5,079,242
Societe Generale,
Sub. Notes	4.75	11/24/2025	7,250,000	[a]	7,048,129
Toronto-Dominion Bank,
Sub. Notes, 3 Month LIBOR + 2.05%	3.63	9/15/2031	2,000,000		1,870,707
Westpac Banking,
Sub. Notes, 3 Month LIBOR + 2.10%	4.32	11/23/2031	5,000,000		4,715,885
Zion Bancorporation,
Sr. Unscd. Notes	3.50	8/27/2021	3,000,000		2,989,091
					140,432,840

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Beverage Products - 2.3%
Anheuser-Busch Cos,
Gtd. Notes	3.65	2/1/2026	4,000,000	[a]	3,785,194
Constellation Brands,
Gtd. Notes	4.40	11/15/2025	5,000,000		4,988,524
Jb Y Co.,
Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	5,692,521
Keurig Dr Pepper,
Gtd. Notes	4.60	5/25/2028	3,000,000	[a]	2,953,841
					17,420,080
Building Materials - .5%
CRH America,
Gtd. Notes	3.40	5/9/2027	1,000,000	[a]	917,620
CRH America,
Gtd. Notes	3.88	5/18/2025	3,000,000	[a]	2,882,478
					3,800,098
Chemicals - 1.1%
Westlake Chemical,
Gtd. Notes	3.60	8/15/2026	4,000,000		3,667,779
Yara International,
Sr. Unscd. Notes	4.75	6/1/2028	4,750,000	[a]	4,686,365
					8,354,144
Commercial & Professional Services - 2.3%
Boston Medical Center,
Scd. Bonds, Ser. 2017	3.91	7/1/2028	5,000,000		4,803,864
Moody's,
Sr. Unscd. Notes	4.50	9/1/2022	5,000,000		5,115,250
Total System Services,
Sr. Unscd. Notes	4.80	4/1/2026	7,500,000		7,534,426
					17,453,540
Consumer Discretionary - 2.0%
Hasbro,
Sr. Unscd. Notes	3.15	5/15/2021	5,000,000		4,931,826
Hyatt Hotels,
Sr. Unscd. Notes	4.38	9/15/2028	4,000,000		3,838,174
NVR,
Sr. Unscd. Notes	3.95	9/15/2022	6,750,000		6,715,401
					15,485,401
Consumer Durables & Apparel - .4%
Michael Kors USA,
Gtd. Notes	4.00	11/1/2024	3,000,000	[a]	2,878,637
Consumer Staples - .4%
Newell Brands,
Sr. Unscd. Notes	5.00	11/15/2023	3,400,000		3,375,017
Diversified Financials - 3.5%
AerCap Ireland Capital,
Gtd. Notes	4.45	10/1/2025	2,000,000		1,950,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Diversified Financials - 3.5% (continued)
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/2023	3,000,000	[a]	3,113,502
E*Trade Financial,
Sr. Unscd. Notes	3.80	8/24/2027	3,500,000		3,268,617
International Lease Finance,
Sr. Unscd. Notes	5.88	8/15/2022	4,250,000		4,458,831
Legg Mason,
Sr. Unscd. Notes	4.75	3/15/2026	5,000,000		5,060,602
Nasdaq,
Sr. Unscd. Notes	3.85	6/30/2026	2,000,000		1,925,840
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/2024	7,000,000		6,984,476
					26,762,346
Electronic Components - 2.4%
Arrow Electronics,
Sr. Unscd. Notes	3.25	9/8/2024	2,000,000		1,857,285
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/2025	3,000,000		2,889,029
Avnet,
Sr. Unscd. Notes	4.88	12/1/2022	3,000,000		3,049,653
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/2020	3,737,000		3,858,826
Tech Data,
Sr. Unscd. Notes	4.95	2/15/2027	7,250,000		6,845,880
					18,500,673
Energy - 9.4%
Anadarko Petroleum,
Sr. Unscd. Notes	5.55	3/15/2026	2,750,000		2,857,249
Andeavor,
Gtd. Notes	4.75	12/15/2023	4,000,000	[b]	4,098,156
Andeavor Logistics,
Gtd. Notes	3.50	12/1/2022	2,000,000		1,934,524
Andeavor Logistics,
Gtd. Notes	4.25	12/1/2027	1,500,000		1,402,743
Andeavor Logistics,
Gtd. Notes	6.25	10/15/2022	746,000		765,583
Antero Resources,
Gtd. Notes	5.13	12/1/2022	3,000,000		2,947,500
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/2027	4,000,000		3,885,000
Continental Resources,
Gtd. Notes	5.00	9/15/2022	4,100,000		4,104,674
Enbridge,
Sr. Unscd. Notes	4.25	12/1/2026	4,000,000		3,908,698
EQM Midstream Partners,
Sr. Unscd. Notes, Ser. 5Y	4.75	7/15/2023	5,000,000		4,967,076

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Energy - 9.4% (continued)
Harvest Operations,
Gtd. Notes	4.20	6/1/2023	2,000,000	[a]	2,032,051
Marathon Oil,
Sr. Unscd. Notes	2.80	11/1/2022	5,000,000		4,737,943
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/2026	2,000,000		1,997,500
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/2024	3,500,000		3,587,500
ONEOK,
Gtd. Notes	4.55	7/15/2028	5,000,000		4,848,814
Patterson-UTI Energy,
Gtd. Notes	3.95	2/1/2028	3,000,000		2,734,232
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/2021	6,000,000	[b]	6,097,500
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/2023	5,000,000		4,655,050
Regency Energy Partners,
Gtd. Notes	5.88	3/1/2022	2,500,000		2,609,849
Sabal Trail Trans,
Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	2,906,346
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,085,899
Williams Partners,
Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,779,541
					71,943,428
Environmental Control - .5%
Waste Management,
Gtd. Notes	4.75	6/30/2020	3,853,000		3,937,766
Financials - 2.3%
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/2024	7,000,000	[a]	6,938,862
Carlyle Holdings Finance,
Gtd. Notes	3.88	2/1/2023	5,921,000	[a]	5,910,709
GATX,
Sr. Unscd. Notes	3.25	3/30/2025	2,000,000		1,862,476
GATX,
Sr. Unscd. Notes	4.75	6/15/2022	3,000,000		3,091,335
					17,803,382
Food Products - 1.8%
Flowers Foods,
Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,879,772
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/2022	5,500,000		5,554,529
Grupo Bimbo,
Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	2,907,391
Grupo Bimbo,
Sub. Notes, 3 Month LIBOR + 3.28%	5.95	4/17/2023	500,000	[a]	489,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Food Products - 1.8% (continued)
McCormick & Co.,
Sr. Unscd. Notes	3.15	8/15/2024	3,000,000		2,863,795
					13,694,862
Foreign/Governmental - 1.1%
Bermuda Government International
Bond,
Sr. Unscd. Notes	4.75	2/15/2029	200,000	[a]	200,000
Morongo Band of Mission Indians,
Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,510,025
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/2021	3,000,000		2,994,000
Saudi Arabian Government,
Sr. Unscd. Notes	2.38	10/26/2021	2,700,000	[a]	2,599,425
					8,303,450
Forest Products & Other - 1.4%
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/2021	6,000,000	[a]	5,919,553
International Paper,
Sr. Unscd. Notes	3.00	2/15/2027	5,000,000		4,508,542
					10,428,095
Health Care - 6.3%
AbbVie,
Sr. Unscd. Notes	3.60	5/14/2025	5,000,000		4,777,379
Bayer US Finance II,
Gtd. Notes	3.88	12/15/2023	1,000,000	[a]	977,811
Celgene,
Sr. Unscd. Notes	3.90	2/20/2028	6,000,000		5,623,718
CVS Health,
Sr. Unscd. Notes	4.10	3/25/2025	4,250,000		4,191,756
CVS Health,
Sr. Unscd. Notes	4.78	3/25/2038	1,750,000		1,677,222
Dignity Health,
Unscd. Notes	3.13	11/1/2022	5,000,000		4,888,547
Express Scripts Holdings,
Gtd. Notes	3.00	7/15/2023	3,000,000		2,860,392
Halfmoon Parent,
Sr. Scd. Notes	4.38	10/15/2028	3,000,000	[a]	2,951,655
Magellan Health,
Sr. Unscd. Notes	4.40	9/22/2024	5,000,000		4,695,434
Montefiore Obligated Group,
Unscd. Bond, Ser. 18-C	5.25	11/1/2048	5,000,000		4,836,058
Takeda Pharmaceutical,
Sr. Unscd. Notes	5.00	11/26/2028	5,175,000	[a]	5,239,655
Teva Pharmaceuticals,
Gtd. Notes	2.20	7/21/2021	2,500,000		2,322,734

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Health Care - 6.3% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	2.88	3/15/2022	3,000,000		2,949,954
					47,992,315
Industrials - 1.7%
Carlisle Cos.,
Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		3,761,617
Huntington Ingalls Industries,
Gtd. Notes	3.48	12/1/2027	2,000,000		1,843,200
Oshkosh,
Sr. Unscd. Notes	4.60	5/15/2028	3,000,000		2,943,750
Pentair Finance,
Gtd. Notes	2.65	12/1/2019	4,500,000		4,468,029
					13,016,596
Information Technology - 4.4%
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/2020	4,850,000		4,882,580
CA,
Sr. Unscd. Notes	3.60	8/1/2020	5,000,000		4,987,827
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/2024	6,250,000		6,282,567
Citrix Systems,
Sr. Unscd. Notes	4.50	12/1/2027	5,500,000		5,174,673
Electronic Arts,
Sr. Unscd. Notes	4.80	3/1/2026	3,000,000		3,103,218
Fiserv,
Gtd. Notes	3.50	10/1/2022	6,500,000		6,421,913
VMware,
Sr. Unscd. Notes	2.95	8/21/2022	3,000,000		2,840,644
					33,693,422
Insurance - 2.5%
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/2024	7,000,000		7,174,236
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/2023	1,750,000	[a]	1,783,754
MetLife,
Jr. Sub. Notes, Ser. D	5.88	3/15/2028	5,000,000		4,900,000
Prudential Financial,
Jr. Sub. Notes	5.70	9/15/2048	5,750,000		5,420,755
					19,278,745
Internet Software & Services - 1.1%
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/2022	2,000,000		1,956,325
eBay,
Sr. Unscd. Notes	3.60	6/5/2027	3,500,000		3,231,330
Flex,
Gtd. Notes	4.75	6/15/2025	3,000,000		2,907,658
					8,095,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Materials - .6%
Timken Co.,
Sr. Unscd. Notes	4.50	12/15/2028	1,000,000		985,810
WRKCO,
Gtd. Notes	3.75	3/15/2025	4,000,000	[a]	3,839,640
					4,825,450
Media - 3.1%
Discovery Communications,
Gtd. Notes	2.80	6/15/2020	1,000,000	[a]	986,603
Discovery Communications,
Gtd. Notes	3.95	3/20/2028	6,250,000		5,824,021
Grupo Televisa,
Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	[b]	4,879,339
NBCUniversal Media,
Gtd. Notes	4.38	4/1/2021	6,500,000		6,632,964
Sky,
Gtd. Notes	2.63	9/16/2019	5,515,000	[a]	5,479,584
					23,802,511
Metals & Mining - .8%
Anglo American Capital,
Gtd. Notes	4.50	3/15/2028	4,000,000	[a]	3,746,851
Glencore Funding,
Gtd. Notes	4.63	4/29/2024	2,000,000	[a]	1,988,942
					5,735,793
Municipal Bonds - 5.6%
Chicago,
GO	7.05	1/1/2029	7,100,000		7,553,690
Detroit,
GO, Series B-1	4.00	4/1/2044	5,000,000	[c]	4,309,250
Illinois,
GO	5.88	3/1/2019	2,385,000		2,401,027
Illinois,
GO	6.20	7/1/2021	660,000		683,489
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	2.96	1/1/2019	4,000,000		3,998,920
Medical Center Hospital Authority,
RAC (Columbus Regional Healthcare
System, Inc. Project)	4.88	8/1/2022	5,000,000		5,223,450
New York State Dormitory Authority,
Revenue Bonds (Montefiore
Obligated Group)	4.95	8/1/2048	2,500,000		2,495,925
North Texas Tollway Authority,
Subordinate Lien System Revenue
Bonds (Build America Bonds)	8.91	2/1/2030	5,000,000		5,293,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Municipal Bonds - 5.6% (continued)
Oklahoma Development Finance
Authority,
Revenue Bonds (OU Medicine
Project)	5.45	8/15/2028	3,750,000		3,931,838
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue Bonds	8.25	7/1/2024	6,600,000		6,717,744
					42,608,333
Real Estate - 6.4%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/2027	3,327,000		3,190,613
Alexandria Real Estate Equities,
Gtd. Notes	4.30	1/15/2026	2,000,000		1,978,014
CBRE Services,
Gtd. Notes	4.88	3/1/2026	6,000,000		6,078,098
CubeSmart,
Gtd. Notes	4.80	7/15/2022	3,500,000		3,590,715
Duke Realty,
Sr. Unscd. Notes	3.25	6/30/2026	1,000,000		941,917
EPR Properties,
Gtd. Notes	4.50	6/1/2027	2,000,000		1,894,142
EPR Properties,
Gtd. Notes	4.75	12/15/2026	2,500,000		2,428,927
Essex Portfolio,
Gtd. Notes	3.25	5/1/2023	3,000,000		2,904,621
Healthcare Trust of America,
Gtd. Notes	3.75	7/1/2027	4,000,000		3,758,095
Hudson Pacific Properties,
Gtd. Notes	3.95	11/1/2027	2,500,000		2,320,432
Kilroy Realty,
Gtd. Notes	4.38	10/1/2025	4,250,000		4,211,095
Liberty Property,
Sr. Unscd. Notes	3.25	10/1/2026	4,000,000		3,702,735
Retail Opportunity Investments
Partnership,
Gtd. Notes	4.00	12/15/2024	3,000,000		2,827,557
Retail Opportunity Investments
Partnership,
Gtd. Notes	5.00	12/15/2023	3,750,000		3,735,179
SL Green Operating Partnership,
Gtd. Notes	3.25	10/15/2022	2,500,000		2,408,463
Weingarten Realty Investment,
Sr. Unscd. Notes	4.45	1/15/2024	3,000,000		3,023,748
					48,994,351
Retailing - 2.8%
Alimentation Couche-Tard,
Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,779,151

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.3% (continued)
Retailing - 2.8% (continued)
Autonation,
Gtd. Notes	3.50	11/15/2024	6,000,000		5,580,080
Dollar Tree,
Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		3,799,062
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/2023	3,000,000	[b]	2,787,465
Nordstorm,
Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[b]	3,798,389
Tapestry,
Sr. Unscd. Notes	3.00	7/15/2022	3,000,000		2,894,985
					21,639,132
Semiconductors & Semiconductor Equipment - 1.5%
Lam Research,
Sr. Unscd. Notes	3.80	3/15/2025	6,000,000		5,885,789
Microchip Technology,
Sr. Scd. Notes	4.33	6/1/2023	5,500,000	[a]	5,359,519
					11,245,308
Technology Hardware & Equipment - .4%
Dell International,
Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	3,246,641
Telecommunication Services - 3.0%
AT&T,
Sr. Unscd. Notes	3.40	5/15/2025	4,785,000		4,460,409
AT&T,
Sr. Unscd. Notes	4.45	4/1/2024	3,000,000		3,018,717
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/2023	6,500,000		6,637,382
Verizon Communications,
Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		2,932,885
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/2023	5,500,000		5,819,211
					22,868,604
Utilities - 2.9%
Black Hills,
Sr. Unscd. Notes	4.25	11/30/2023	5,000,000		5,047,804
Cleveland Electric Illuminating,
Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	3,995,031
Entergy,
Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		1,815,762
Exelon,
Jr. Sub. Notes, 3 Month LIBOR +
1.50%	3.50	6/1/2022	3,500,000	[c]	3,397,375
Mid-Atlantic Interstate Transmission,
Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	2,909,679

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 98.3% (continued)
Utilities - 2.9% (continued)
Mississippi Power Co.,
Sr. Unscd. Notes	3.95	3/30/2028	5,000,000	4,854,119
				22,019,770
Total Bonds and Notes
(cost $772,534,753)				750,509,343
	1-Day
Description	Yield (%)		Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $4,739,917)	2.23		4,739,917 [d]	4,739,917

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $7,506,200)	2.19		7,506,200 [d]	7,506,200
Total Investments (cost $784,780,870)			99.9%	762,755,460
Cash and Receivables (Net)			0.1%	972,143
Net Assets			100.0%	763,727,603

LIBOR—London Interbank Offered Rate

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $164,457,886 or 21.53% of net assets.

[b]	Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $7,209,795 and the value of the collateral held by the fund was $7,506,200.
[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	699,597,560	- 699,597,560
Foreign Government	-	8,303,450	-	8,303,450
Municipal Bonds	-	42,608,333	-	42,608,333
Investment Companies	12,246,117	-	-	12,246,117

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized depreciation on investments was $22,025,410, consisting of $3,569,492 gross unrealized appreciation and $25,594,902 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.7%
Brazil - 6.3%
Ambev, ADR	597,887		2,552,977
Banco do Brasil	780,500		9,007,943
CCR	2,309,200		7,757,049
Estacio Participacoes	1,008,100		6,452,153
Hypera	771,600		6,405,058
Tim Participacoes	3,192,000		9,789,790
Vale	877,660		11,983,566
			53,948,536
Chile - .2%
Enel Americas	11,674,567		2,026,271
China - 28.8%
Alibaba Group Holding, ADR	241,340	[a]	38,821,952
Anhui Conch Cement, Cl. H	1,386,500		7,237,316
ANTA Sports Products	2,645,000		12,070,336
Autohome, ADR	80,817		6,654,472
China Construction Bank, Cl. H	28,685,939		24,530,084
China Railway Group, Cl. H	8,314,000		7,674,782
China Shenhua Energy, Cl. H	4,365,500		9,729,490
CNOOC	7,029,000		11,856,852
Dali Foods Group	9,014,000	[b]	6,647,116
ENN Energy Holdings	470,000		4,232,671
Geely Automobile Holdings	3,344,000		6,582,386
PICC Property & Casualty, Cl. H	12,563,000		12,920,026
Ping An Insurance Group Company of
China, Cl. H	2,604,000		25,267,747
Shanghai Pharmaceuticals Holding, Cl. H	4,907,800		12,105,343
Sunny Optical Technology Group	158,000		1,539,021
TAL Education Group, ADR	70,181	[a]	1,969,981
Tencent Holdings	1,416,600		56,821,499
			246,661,074
Colombia - .4%
Ecopetrol, ADR	183,105		3,517,447
Czech Republic - 1.1%
Komercni Banka	104,041		4,088,504
Moneta Money Bank	1,413,780	[b]	4,870,786
			8,959,290
Hong Kong - 1.8%
China Unicom Hong Kong	6,792,000		7,894,200
Galaxy Entertainment Group	405,224		2,504,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 95.7% (continued)
Hong Kong - 1.8% (continued)
Shimao Property Holdings	1,825,500	4,536,024
		14,934,914
Hungary - 1.0%
MOL Hungarian Oil & Gas	805,121	8,913,049
India - 12.0%
Aurobindo Pharma	815,505	9,476,203
Edelweiss Financial Services	2,271,582	5,503,989
HCL Technologies	891,133	12,968,419
ICICI Bank	691,191	3,516,508
Indiabulls Housing Finance	392,630	4,029,091
Infosys, ADR	1,642,790	16,197,909
ITC	1,661,203	6,788,652
Larsen & Toubro	784,498	16,118,265
National Aluminium Co.	4,076,343	3,884,474
Shriram Transport Finance	431,141	7,145,943
Tech Mahindra	1,698,547	17,219,593
		102,849,046
Indonesia - 2.9%
Astra International	11,736,500	7,045,035
Bank Negara Indonesia	8,862,200	5,297,379
Bank Rakyat Indonesia	12,288,000	3,124,556
Telekomunikasi Indonesia	34,737,900	8,980,052
		24,447,022
Malaysia - 1.0%
AirAsia	6,060,500	4,464,581
Malaysia Airports Holdings	2,275,700	4,187,327
		8,651,908
Mexico - 3.5%
Arca Continental	1,559,100	8,063,696
Gentera	8,192,700	6,045,783
Grupo Aeroportuario del Centro Norte	1,296,100	5,803,038
Grupo Financiero Banorte, Cl. O	1,233,800	5,655,643
Mexichem	1,204,827	2,811,732
Wal-Mart de Mexico	562,877	1,394,350
		29,774,242
Philippines - .1%
Puregold Price Club	1,362,380	1,106,095
Russia - 3.0%
Lukoil, ADR	146,954	10,757,033
Sberbank of Russia, ADR	1,243,677	14,737,572
		25,494,605
South Africa - 3.8%
Clicks Group	609,646	8,259,770
Mr Price Group	278,790	4,850,152

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
South Africa - 3.8% (continued)
Nedbank Group	508,740		9,760,911
Sasol	320,791		9,427,324
			32,298,157
South Korea - 15.2%
Doosan Infracore	727,536	[a]	5,541,392
GS Engineering & Construction	239,292		9,307,401
GS Retail	118,861		4,035,527
Hana Financial Group	221,574		7,457,536
Hyundai Heavy Industries	73,989	[a]	8,763,093
Hyundai Mobis	31,790		5,118,957
KB Financial Group	248,119		10,435,003
Korea Investment Holdings	127,872		7,765,771
Kumho Petrochemical	58,922		4,860,986
POSCO	50,990		11,247,702
Samsung Card	95,776		2,764,730
Samsung Electro-Mechanics	40,728		4,410,914
Samsung Electronics	1,108,929		41,633,340
Samsung SDI	36,598		6,780,508
			130,122,860
Taiwan - 10.2%
Chailease Holding	5,068,720		15,798,955
Delta Electronics	2,062,000		8,713,258
Eclat Textile	388,000		4,869,907
Feng TAY Enterprise	610,000		3,877,150
Fubon Financial Holding	7,119,000		11,271,450
Taiwan Semiconductor Manufacturing	5,095,000		37,246,030
TCI	311,148		5,044,625
			86,821,375
Thailand - 1.2%
Indorama Ventures	3,853,800		6,334,251
Thai Beverage	3,245,200		1,494,976
Thanachart Capital	1,634,200		2,652,746
			10,481,973
Turkey - 1.6%
Tofas Turk Otomobil Fabrikasi	2,077,590		7,731,542
Tupras Turkiye Petrol Rafinerileri	263,387		6,300,868
			14,032,410
United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank	4,544,020		9,717,747
Dubai Islamic Bank	3,002,542		4,283,537
			14,001,284
Total Common Stocks (cost $705,802,392)			819,041,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 3.9%
Brazil - 3.4%
Banco do Estado do Rio Grande do Sul,
Cl. B	9.96	1,708,000	9,642,007
Cia Brasileira de Distribuicao	1.69	422,300	9,108,881
Petroleo Brasileiro	3.97	1,505,800	9,914,059
			28,664,947
Chile - .5%
Embotelladora Andina, Cl. B	3.65	1,276,316	4,509,284
Total Preferred Stocks (cost $34,429,426)			33,174,231
	1-Day
	Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $50,930)	2.23	50,930 [c]	50,930
Total Investments (cost $740,282,748)		99.6%	852,266,719
Cash and Receivables (Net)		.4%	3,100,505
Net Assets		100.0%	855,367,224

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $11,517,902 or 1.35% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	178,405,415	640,536,143	†	-	818,941,558
Equity Securities - Preferred
Stocks	-	33,174,231	†	-	33,174,231
Investment Company	50,930	-		-	50,930
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	39		-	39

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Emerging Markets Fund
November 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
UBS Securities
United States
Dollar	555,671	Hong Kong Dollar	4,346,809	12/3/18	39
Gross Unrealized Appreciation					39

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to

NOTES

sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2018, accumulated net unrealized appreciation on investments was $111,983,971, consisting of $158,136,003 gross unrealized appreciation and $46,152,032 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Banks - 3.4%
SVB Financial Group	68,859	[a]	17,545,962
Capital Goods - 10.4%
Boeing	57,550		19,956,038
Deere & Co.	112,579		17,436,236
Honeywell International	118,685		17,417,024
			54,809,298
Consumer Services - 11.2%
Facebook, Cl. A	75,259	[a]	10,582,168
MGM Resorts International	540,750		14,578,620
Verizon Communications	261,679		15,779,244
Yum! Brands	195,700		18,047,454
			58,987,486
Diversified Financials - 8.9%
Charles Schwab	316,220		14,166,656
Intercontinental Exchange	224,120		18,315,086
MSCI	91,751		14,413,165
			46,894,907
Energy - 4.6%
Marathon Petroleum	139,241		9,072,944
Valero Energy	191,389		15,291,981
			24,364,925
Food, Beverage & Tobacco - 7.3%
Constellation Brands, Cl. A	86,582		16,949,292
Mondelez International, Cl. A	474,036		21,322,139
			38,271,431
Health Care Equipment & Services - 8.5%
Medtronic	198,404		19,350,342
UnitedHealth Group	89,718		25,243,056
			44,593,398
Materials - 2.4%
DowDuPont	219,110		12,675,514
Media & Entertainment - 7.9%
Alphabet, Cl. A	15,434	[a]	17,126,338
Comcast, Cl. A	627,281		24,470,232
			41,596,570
Pharmaceuticals Biotechnology & Life Sciences - 7.8%
Merck & Co.	234,460		18,602,056
Pfizer	482,630		22,311,985
			40,914,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Real Estate - 2.6%
American Tower	81,478	[b]	13,402,316
Retailing - 4.1%
Amazon. com	12,684	[a]	21,438,116
Semiconductors & Semiconductor Equipment - 6.8%
Qualcomm	274,285		15,979,844
Texas Instruments	197,623		19,732,656
			35,712,500
Software & Services - 11.0%
Adobe Systems	71,584	[a]	17,959,710
Microsoft	147,714		16,380,005
Visa, Cl. A	164,101	[c]	23,254,753
			57,594,468
Technology Hardware & Equipment - 3.0%
Cisco Systems	325,391		15,576,467
Total Investments (cost $430,386,764)	99.9%		524,377,399
Cash and Receivables (Net)	.1%		655,608
Net Assets	100.0%		525,033,007

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $22,811,342 and the value of the collateral held by the fund was $22,861,406, consisting of U.S. Government & Agency securities.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	524,377,399	-	-	524,377,399

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized appreciation on investments was $93,990,635, consisting of $104,162,255 gross unrealized appreciation and $10,171,620 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
November 30, 2018 (Unaudited)

	Annualized Yield
	on Date of	Principal
Repurchase Agreements - 35.9%	Purchase (%)	Amount($)		Value($)
ABN AMRO Bank	2.29	28,000,000		28,000,000
Tri-Party Agreement thru BNY Mellon,
dated 11/30/18, due 12/3/18 in the
amount of $28,005,343 (fully
collateralized by $29,710,372 U.S.
Treasuries, 1.13%-3.13%, due
12/31/18-2/15/46, value
$28,560,003)
BNP Paribas	2.28	100,000,000		100,000,000
Tri-Party Agreement thru BNY Mellon,
dated 11/30/18, due 12/3/18 in the
amount of $100,019,000 (fully
collateralized by $105,464,900 U.S.
Treasuries, 1%-8.13%, due 8/15/19-
8/15/47, value $102,000,079)
Credit Agricole CIB	2.27	25,000,000		25,000,000
Tri-Party Agreement thru BNY Mellon,
dated 11/30/18, due 12/3/18 in the
amount of $25,004,729 (fully
collateralized by $25,702,368 U.S.
Treasuries, 0.13%-3.75%, due
3/15/19-11/15/43, value
$25,500,000)
TD Securities (USA) LLC	2.27	140,000,000		140,000,000
Tri-Party Agreement thru BNY Mellon,
dated 11/30/18, due 12/3/18 in the
amount of $140,026,483 (fully
collateralized by $164,339,700 U.S.
Treasuries (including strips), 0%-
4.25%, due 5/15/39-2/15/44, value
$142,800,005)
Total Repurchase Agreements
(cost $293,000,000)				293,000,000
U.S. Treasury Floating Rate Notes -
12.1%
12/3/18, 3 Month U.S. T-BILL + .14%	2.52	9,000,000	[a]	9,000,226
12/3/18, 3 Month U.S. T-BILL + .07%	2.45	5,000,000	[a]	5,000,308
12/3/18, 3 Month U.S. T-BILL FLAT	2.38	25,000,000	[a]	24,996,307
12/3/18, 3 Month U.S. T-BILL + .04%	2.43	35,000,000	[a]	34,997,589
12/3/18, 3 Month U.S. T-BILL + .05%	2.43	25,000,000	[a]	25,002,160
Total U.S. Treasury Floating Rate Notes
(cost $98,996,590)				98,996,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
U. S. Government Agencies - 41.6%	Purchase (%)	Amount($)		Value($)
12/7/18, 1 Month LIBOR - .11%	2.21	50,000,000	[a]	49,999,871
1/4/19	2.26	25,000,000	[b]	24,947,583
1/7/19, 3 Month LIBOR - .33%	2.08	10,000,000	[a]	10,000,000
1/9/19, 3 Month LIBOR - .34%	2.07	25,000,000	[a]	25,000,000
12/12/18, 1 Month LIBOR - .07%	2.25	5,000,000	[a]	5,000,000
12/8/18, 1 Month LIBOR - .07%	2.25	20,000,000	[a]	20,000,076
1/3/19, 1 Month LIBOR + .05%	2.36	10,000,000	[a]	10,000,000
1/1/19, 1 Month LIBOR + .15%	2.45	5,000,000	[a]	5,002,386
12/3/18, EFFE +.01%	2.21	5,000,000	[a]	5,000,296
12/3/18, FCPR - 3.06%	2.19	15,000,000	[a]	15,000,766
12/3/18, FCPR - 3.08%	2.17	10,000,000	[a]	9,999,565
12/18/18	2.25	159,000,000	[b]	158,833,362
Total U. S. Government Agencies
(cost $338,783,905)				338,783,905
U.S. Treasury Bills - 9.2%
12/20/18	2.10	25,000,000	[b]	24,972,688
1/17/19	2.18	50,000,000	[b]	49,859,979
Total U.S. Treasury Bills
(cost $74,832,667)				74,832,667
Total Investments (cost $805,613,162)		98.8%		805,613,162
Cash and Receivables (Net)		1.2%		9,632,887
Net Assets		100.0%		815,246,049

FFE—Federal Fund Effected
FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Government Money Market Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	805,613,162
Level 3 - Significant Unobservable Inputs	-
Total	805,613,162

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Automobiles & Components - .8%
General Motors	258,418		9,806,963
Banks - 22.3%
Bank of America	1,768,106		50,214,210
BB&T	606,811		31,008,042
Citigroup	512,194		33,185,049
JPMorgan Chase & Co.	504,295		56,072,561
U. S. Bancorp	993,869		54,126,106
Wells Fargo & Co.	643,286		34,917,564
			259,523,532
Capital Goods - 3.8%
Honeywell International	94,382		13,850,559
Raytheon	72,739		12,754,056
United Technologies	144,380		17,591,259
			44,195,874
Consumer Services - 1.0%
Las Vegas Sands	217,406		11,944,286
Diversified Financials - 3.3%
Ameriprise Financial	128,638		16,690,781
Morgan Stanley	493,526		21,907,619
			38,598,400
Energy - 9.6%
Hess	195,493		10,535,118
Marathon Petroleum	521,463		33,978,529
Occidental Petroleum	475,181		33,390,969
Phillips 66	269,928		25,243,667
Schlumberger	197,327		8,899,448
			112,047,731
Food, Beverage & Tobacco - 4.2%
Coca-Cola	226,101		11,395,490
ConAgra Brands	449,340		14,531,656
Kellogg	148,185	[a]	9,431,975
PepsiCo	105,758		12,896,131
			48,255,252
Health Care Equipment & Services - 4.5%
CVS Health	278,161		22,308,512
Medtronic	176,058		17,170,937
UnitedHealth Group	45,514		12,805,819
			52,285,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Insurance - 2.4%
American International Group	338,353		14,633,767
Hartford Financial Services Group	286,907		12,678,420
			27,312,187
Materials - 5.8%
CF Industries Holdings	492,544		20,780,431
DowDuPont	283,488		16,399,781
Nutrien	242,367		12,496,443
Vulcan Materials	172,209		18,204,213
			67,880,868
Media & Entertainment - 3.7%
Comcast, Cl. A	528,293		20,608,710
Omnicom Group	294,869	[a]	22,696,067
			43,304,777
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
Merck & Co.	624,743		49,567,110
Pfizer	762,552		35,252,779
			84,819,889
Real Estate - 3.8%
Lamar Advertising, Cl. A	348,915	[b]	26,461,714
Outfront Media	875,745	[b]	18,197,981
			44,659,695
Semiconductors & Semiconductor Equipment - 2.0%
Qualcomm	249,894	[a]	14,558,824
Texas Instruments	82,915		8,279,063
			22,837,887
Software & Services - 1.8%
International Business Machines	164,220		20,407,619
Technology Hardware & Equipment - 5.1%
Cisco Systems	971,197		46,491,200
Corning	384,986		12,404,249
			58,895,449
Telecommunication Services - 7.2%
AT&T	1,249,217		39,025,539
Verizon Communications	750,571		45,259,431
			84,284,970
Transportation - 1.9%
Delta Air Lines	360,328		21,875,513
Utilities - 5.1%
FirstEnergy	401,292	[a]	15,180,876
NextEra Energy Partners	290,220	[a]	13,553,274
PPL	996,134		30,471,739
			59,205,889
Total Common Stocks (cost $938,831,191)			1,112,142,049

	1-Day
	Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $26,149,010)	2.23	26,149,010 [c]	26,149,010

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,927,495)	2.19	2,927,495 [c]	2,927,495
Total Investments (cost $967,907,696)		98.1%	1,141,218,554
Cash and Receivables (Net)		1.9%	21,591,676
Net Assets		100.0%	1,162,810,230

[a]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $31,824,987 and the value of the collateral held by the fund was $32,645,774, consisting of cash collateral of $2,927,495 and U.S. Government & Agency securities valued at $29,718,279.

[b]	Investment in real estate investment trust.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	1,112,142,049	-	-	1,112,142,049
Investment Companies	29,076,505	-	-	29,076,505
Liabilities ($)
Other Financial Instruments:
Options Written	(501,900)	-	-	(501,900)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund
November 30, 2018 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount	Value ($)
Put Options:
Ameriprise Financial Inc
Contracts 41	120	12/21/18	492,000	(3,895)
Bank Of America Corp
Contracts 200	25	12/21/18	500,000	(1,200)
BB&T Corp
Contracts 200	50	12/21/18	1,000,000	(11,800)
Citigroup Inc
Contracts 74	67.5	12/21/18	499,500	(24,864)
Conagra Brands Inc
Contracts 244	32	12/21/18	780,800	(19,520)
CF Industries Holdings Inc
Contracts 222	45	12/21/18	999,000	(77,034)
Comcast Corp
Contracts 266	37.5	12/21/18	997,500	(9,842)
Cisco Systems Inc
Contracts 217	46	12/21/18	998,200	(8,680)
CVS Health Corp
Contracts 129	77.5	12/21/18	999,750	(12,771)
Delta Air Lines Inc
Contracts 181	55	12/21/18	995,500	(5,249)
Firstenergy Corp
Contracts 263	38	12/21/18	999,400	(19,068)
Corning Inc
Contracts 178	28	12/21/18	498,400	(1,780)
Corning Inc
Contracts 166	30	12/21/18	498,000	(4,150)
General Motors Co
Contracts 166	30	12/21/18	498,000	(498)
Hess Corp
Contracts 190	52.5	12/21/18	997,500	(31,350)
International Business Machine
Contracts 69	120	12/21/18	828,000	(9,453)
JPMorgan Chase & Co
Contracts 50	100	12/21/18	500,000	(1,200)
Coca-Cola Co/The
Contracts 159	47	12/21/18	747,300	(1,590)
Coca-Cola Co/The
Contracts 51	48.5	12/21/18	247,350	(1,275)
Lamar Advertising Co
Contracts 133	75	12/21/18	997,500	(22,610)
Marathon Petroleum Corp
Contracts 60	65	12/21/18	390,000	(13,440)
Merck & Co Inc
Contracts 133	75	12/21/18	997,500	(5,054)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount	Value ($)
Put Options: (continued)
Morgan Stanley
Contracts 238	42	12/21/18	999,600	(9,520)
Omnicom Group Inc
Contracts 129	77.5	12/21/18	999,750	(25,800)
Occidental Petroleum Corp
Contracts 142	70	12/21/18	994,000	(31,098)
Pfizer Inc
Contracts 232	43	12/21/18	997,600	(3,480)
PPL Corp
Contracts 344	29	12/21/18	997,600	(7,740)
Qualcomm Inc
Contracts 109	55	12/21/18	599,500	(10,682)
Schlumberger Ltd
Contracts 104	45	12/21/18	468,000	(17,992)
AT&T Inc
Contracts 277	30	12/21/18	831,000	(5,540)
US Bancorp
Contracts 181	55	12/21/18	995,500	(19,367)
United Technologies Corp
Contracts 80	125	12/21/18	1,000,000	(40,000)
Vulcan Materials Co
Contracts 100	100	12/21/18	1,000,000	(12,250)
Verizon Communications Inc
Contracts 166	60	12/21/18	996,000	(14,940)
Wells Fargo & Co
Contracts 190	52.5	12/21/18	997,500	(9,500)
Total Options Written
(premiums received $656,140)				(501,900)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written

NOTES

option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At November 30, 2018, accumulated net unrealized appreciation on investments was $173,310,858, consisting of $214,294,753 gross unrealized appreciation and $40,983,895 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4%
Aerospace & Defense - .7%
General Dynamics,
Gtd. Notes	3.00	5/11/2021	6,205,000		6,172,290
Airlines - .4%
American Airlines,
Ser. 2015-1, Cl. A	3.38	5/1/2027	3,891,992		3,708,096
Automobiles & Components - 1.8%
American Honda Finance,
Sr. Unscd. Notes	1.70	9/9/2021	4,260,000		4,071,635
BMW US Capital,
Gtd. Notes, 3 Month LIBOR + .38%	2.79	4/6/2020	2,000,000	[a,b]	1,998,837
Paccar Financial,
Sr. Unscd. Notes	2.80	3/1/2021	3,730,000		3,696,762
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/2020	5,960,000		5,889,592
					15,656,826
Banks - 12.2%
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/2019	7,325,000		7,321,976
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		6,940,105
Bank of Montreal,
Sr. Unscd. Notes	2.10	12/12/2019	8,250,000		8,162,179
Bank of Nova Scotia,
Sr. Unscd. Notes	2.50	1/8/2021	4,855,000		4,761,392
Citigroup,
Sr. Unscd. Notes	2.40	2/18/2020	5,010,000		4,954,134
Citigroup,
Sub. Bonds	4.40	6/10/2025	5,500,000		5,410,022
Citizens Financial Group,
Sub. Notes	4.30	12/3/2025	6,885,000		6,737,839
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/2026	6,785,000		6,328,169
Credit Suisse Group,
Sr. Unscd. Notes	3.00	12/14/2023	4,500,000	[b]	4,275,682
Deutsche Bank,
Sr. Unscd. Notes	3.38	5/12/2021	4,420,000		4,276,858
Goldman Sachs Group,
Sr. Unscd. Notes	2.91	7/24/2023	7,900,000		7,546,036
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/2023	7,895,000		7,670,478

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Banks - 12.2% (continued)
Morgan Stanley,
Sub. Notes	4.88	11/1/2022	7,610,000		7,779,992
Royal Bank of Canada,
Sub. Notes	4.65	1/27/2026	6,510,000		6,603,153
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/2022	3,100,000		3,149,130
Santander Holdings USA,
Sr. Unscd. Notes	2.65	4/17/2020	4,615,000		4,551,219
Societe Generale,
Sub. Notes	4.75	11/24/2025	7,335,000	[b]	7,130,762
Sumitomo Mitsui Banking,
Gtd. Notes	2.51	1/17/2020	4,570,000		4,529,908
					108,129,034
Beverage Products - .7%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/2021	6,635,000		6,504,939
Building Materials - .4%
Vulcan Materials,
Sr. Unscd. Notes, 3 Month LIBOR +
.60%	2.93	6/15/2020	3,600,000	[a]	3,592,599
Chemicals - .3%
Dow Chemical,
Sr. Unscd. Notes	4.55	11/30/2025	3,000,000	[b]	3,012,638
Commercial & Professional Services - .5%
Automatic Data Processing,
Sr. Unscd. Notes	2.25	9/15/2020	4,135,000		4,077,930
Commercial Mortgage Pass-Through Ctfs. - .3%
Government National Mortgage
Association,
Ser. 2013-17, Cl. AB,	2.30	1/16/2049	3,007,092		2,840,226
Diversified Financials - 1.2%
AerCap Ireland Capital,
Gtd. Notes	4.50	5/15/2021	4,435,000		4,462,447
Intercontinental Exchange,
Gtd. Notes	2.75	12/1/2020	6,195,000		6,123,866
					10,586,313
Electronic Components - .5%
Tech Data,
Sr. Unscd. Notes	4.95	2/15/2027	4,425,000		4,178,348
Energy - 2.3%
BP Capital Markets,
Gtd. Notes	2.50	11/6/2022	5,875,000		5,623,965
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/2019	3,330,000		3,311,766
Noble Energy,
Sr. Unscd. Notes	3.85	1/15/2028	3,575,000		3,266,951

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Energy - 2.3% (continued)
ONEOK,
Gtd. Notes	4.00	7/13/2027	3,400,000	[c]	3,205,625
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.75	5/15/2024	2,500,000		2,636,134
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/2025	2,760,000		2,602,475
					20,646,916
Environmental Control - .5%
Waste Management,
Gtd. Notes	3.13	3/1/2025	4,775,000		4,610,055
Food Products - 1.0%
Campbell Soup Co.,
Sr. Unscd. Notes	3.65	3/15/2023	4,375,000		4,229,899
General Mills,
Sr. Unscd. Notes, 3 Month LIBOR +
1.01%	3.46	10/17/2023	4,325,000	[a]	4,281,502
					8,511,401
Foreign/Governmental - 1.4%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/2022	6,390,000		6,201,495
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/2019	6,515,000		6,576,166
					12,777,661
Health Care - 4.1%
AbbVie,
Sr. Unscd. Notes	2.85	5/14/2023	4,235,000		4,042,130
Allergan Funding,
Gtd. Notes	3.45	3/15/2022	4,560,000		4,463,431
Amgen,
Sr. Unscd. Notes	5.70	2/1/2019	2,905,000		2,916,679
Celgene,
Sr. Unscd. Notes	3.25	2/20/2023	3,955,000		3,825,983
CVS Health,
Sr. Unscd. Notes	4.10	3/25/2025	4,515,000		4,453,124
GlaxoSmithKline Capital,
Gtd. Notes	3.38	5/15/2023	4,195,000		4,154,971
Providence St. Joseph Health Obligated
Group,
Unscd. Notes, Ser. H	2.75	10/1/2026	4,095,000		3,768,630
Shire Acquisitions Investments Ireland,
Gtd. Notes	3.20	9/23/2026	5,005,000		4,513,574
UnitedHealth Group,
Sr. Unscd. Notes	3.50	6/15/2023	4,130,000		4,125,896
					36,264,418
Industrials - 1.7%
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/2019	6,590,000		6,556,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Industrials - 1.7% (continued)
John Deere Capital,
Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	4,775,383
Snap-On,
Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	3,699,486
				15,031,800
Information Technology - 3.3%
Adobe,
Sr. Unscd. Notes	4.75	2/1/2020	6,414,000	6,522,516
Fidelity National Information Services,
Sr. Unscd. Notes	2.25	8/15/2021	6,000,000	5,763,345
Fiserv,
Sr. Unscd. Notes	3.85	6/1/2025	4,235,000	4,163,060
Microsoft,
Sr. Unscd. Notes	3.13	11/3/2025	6,550,000	6,358,674
Oracle,
Sr. Unscd. Notes	2.50	5/15/2022	7,000,000	6,786,218
				29,593,813
Insurance - .4%
Berkshire Hathaway Finance,
Gtd. Notes	1.70	3/15/2019	3,225,000	3,215,346
Internet Software & Services - 1.1%
Amazon. com,
Sr. Unscd. Notes	2.60	12/5/2019	6,345,000	6,316,951
Ebay,
Sr. Unscd. Notes	2.15	6/5/2020	3,855,000	3,785,889
				10,102,840
Media - 1.3%
Discovery Communications,
Gtd. Notes	4.90	3/11/2026	3,970,000	4,007,128
NBCUniversal Media,
Gtd. Notes	4.38	4/1/2021	7,050,000	7,194,214
				11,201,342
Municipal Bonds - 4.5%
California,
GO	2.37	4/1/2022	2,850,000	2,777,980
California,
GO, Refunding	3.38	4/1/2025	2,725,000	2,725,354
California Earthquake Authority,
Revenue Bonds	2.81	7/1/2019	2,016,000	2,012,633
Chicago,
GO	7.05	1/1/2029	5,000,000	5,319,500
Commonwealth Of Massachusetts,
GO (Build America Bonds)	4.20	12/1/2021	6,495,000	6,628,862
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue Bonds	3.00	7/1/2020	7,375,000	7,363,642

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Municipal Bonds - 4.5% (continued)
Texas Public Finance Authority,
Windstorm Insurance Association
Premium Revenue Bonds	8.25	7/1/2024	3,805,000		3,872,881
University of California,
Revenue Bonds	3.06	7/1/2025	9,140,000		9,022,642
					39,723,494
Real Estate - 1.0%
Brandywine Operating Partnership,
Notes	3.95	11/15/2027	4,000,000		3,737,921
HealthCare Realty Trust,
Sr. Unscd. Notes	3.63	1/15/2028	2,375,000		2,182,178
UDR,
Sr. Unscd. Notes	2.95	9/1/2026	3,620,000		3,282,733
					9,202,832
Semiconductors & Semiconductor Equipment - .9%
Intel,
Sr. Unscd. Notes	2.45	7/29/2020	7,930,000	[c]	7,858,587
Technology Hardware & Equipment - .7%
Apple,
Sr. Unscd. Notes	2.25	2/23/2021	5,915,000		5,800,501
Telecommunication Services - 2.9%
AT&T,
Sr. Unscd. Notes	3.00	6/30/2022	7,245,000		7,030,369
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/2019	2,935,000		2,930,490
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/2023	4,460,000		4,554,265
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/2023	10,515,000		11,125,274
					25,640,398
U. S. Government Agencies - .4%
Federal National Mortgage Association,
Notes	2.00	4/30/2020	3,610,000	[d]	3,570,893
U. S. Government Securities - 50.6%
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/2022	10,344,686	[e]	10,042,653
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/2022	8,843,845	[c,e]	8,548,993
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/2027	13,543,719	[e]	12,826,413
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	4/15/2023	4,303,988	[e]	4,224,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U. S. Government Securities - 50.6% (continued)
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/2021	11,463,609	[e]	11,348,354
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/2024	8,579,388	[e]	8,413,579
U.S. Treasury Notes	0.75	8/15/2019	21,500,000		21,219,492
U.S. Treasury Notes	0.88	6/15/2019	22,840,000		22,637,027
U.S. Treasury Notes	0.88	5/15/2019	23,000,000	[c]	22,831,094
U.S. Treasury Notes	1.13	2/28/2021	14,935,000		14,392,148
U.S. Treasury Notes	1.13	1/31/2019	20,900,000	[c]	20,860,145
U.S. Treasury Notes	1.13	6/30/2021	8,990,000		8,618,636
U.S. Treasury Notes	1.25	4/1/2019	21,500,000	[c]	21,414,756
U.S. Treasury Notes	1.38	12/15/2019	18,750,000		18,491,089
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		3,737,970
U.S. Treasury Notes	1.38	7/31/2019	20,000,000		19,839,062
U.S. Treasury Notes	1.50	7/15/2020	19,480,000		19,080,127
U.S. Treasury Notes	1.63	5/15/2026	5,965,000		5,443,295
U.S. Treasury Notes	1.75	9/30/2019	18,500,000		18,359,082
U.S. Treasury Notes	1.75	9/30/2022	11,400,000	[c]	10,949,566
U.S. Treasury Notes	1.88	2/28/2022	7,200,000		6,988,078
U.S. Treasury Notes	1.88	12/31/2019	7,750,000		7,677,798
U.S. Treasury Notes	1.88	1/31/2022	10,060,000		9,770,775
U.S. Treasury Notes	2.00	11/15/2026	4,885,000		4,554,213
U.S. Treasury Notes	2.00	11/30/2020	38,095,000		37,501,998
U.S. Treasury Notes	2.00	7/31/2022	3,340,000		3,242,801
U.S. Treasury Notes	2.13	9/30/2021	390,000		382,665
U.S. Treasury Notes	2.25	11/15/2024	12,020,000		11,594,605
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		10,847,891
U.S. Treasury Notes	2.63	2/28/2023	7,195,000		7,133,730
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		7,970,000
U.S. Treasury Notes	2.88	10/31/2020	28,000,000		28,030,078
U.S. Treasury Notes	2.88	10/15/2021	16,750,000		16,772,573
U.S. Treasury Notes	2.88	11/15/2021	12,000,000		12,017,813
					447,762,600
Utilities - 1.3%
Nisource,
Gtd. Notes	3.49	5/15/2027	3,600,000		3,392,534
Public Service Enterprise Group,
Sr. Unscd. Notes	2.65	11/15/2022	3,860,000		3,682,899
Southwestern Electric Power Co.,
Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000		4,506,763
					11,582,196
Total Bonds and Notes
(cost $889,159,453)					871,556,332

	1-Day
Description	Yield (%)	Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $5,349,979)	2.23	5,349,979 [f]	5,349,979

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,348,901)	2.19	2,348,901 [f]	2,348,901
Total Investments (cost $896,858,333)		99.3%	879,255,212
Cash and Receivables (Net)		0.7%	6,255,068
Net Assets		100.0%	885,510,280

LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $16,417,919 or 1.85% of net assets.

[c]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $85,988,339 and the value of the collateral held by the fund was $89,199,322, consisting of cash collateral of $2,348,901 and U.S. Government & Agency securities valued at $86,850,421.

[d]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	2,840,226	-	2,840,226
Corporate Bonds†	-	364,881,458	- 364,881,458
Foreign Government	-	12,777,661	-	12,777,661
Investment Companies	7,698,880	-	-	7,698,880
Municipal Bonds†	-	39,723,494	-	39,723,494
U.S. Government
Agencies/Mortgage-Backed	-	3,570,893	-	3,570,893
U.S. Treasury	-	447,762,600	- 447,762,600

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized depreciation on investments was $17,603,121, consisting of $1,372,829 gross unrealized appreciation and $18,975,950 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 3.3%
Bridgestone, ADR	14,448		292,789
Daimler	857		48,386
Denso, ADR	16,138		376,338
Ferrari	2,439		267,314
Fiat Chrysler Automobiles	1,495	[a]	24,802
Honda Motor, ADR	2,948		83,045
Nissan Motor, ADR	762		13,305
Sumitomo Electric Industries, ADR	13,020		181,759
Toyota Motor, ADR	6,048		734,711
Volkswagen, ADR	12,100	[a]	200,678
			2,223,127
Banks - 10.9%
Australia & New Zealand Banking Group,
ADR	22,898		452,121
Banco Bilbao Vizcaya Argentaria, ADR	52,559		297,484
Banco Santander, ADR	108,293		515,475
Barclays, ADR	26,340		217,832
BNP Paribas, ADR	14,661		369,677
Commerzbank, ADR	28,642	[a]	246,751
Commonwealth Bank of Australia, ADR	1,923	[b]	300,080
Credit Agricole, ADR	35,091		216,687
Danske Bank, ADR	22,808		228,764
Erste Group Bank, ADR	12,733		252,241
Hang Seng Bank, ADR	12,669		294,554
HSBC Holdings, ADR	21,528		915,801
ING Groep, ADR	23,169		279,882
Intesa Sanpaolo, ADR	16,734		232,435
Lloyds Banking Group, ADR	90,723		256,746
Mitsubishi UFJ Financial Group, ADR	70,092		381,300
Mizuho Financial Group, ADR	5,000		16,400
National Australia Bank, ADR	43,206		392,526
Nordea Bank, ADR	1,000		8,870
Shinsei Bank, ADR	86,546		238,867
Societe Generale, ADR	28,045		204,869
Sumitomo Mitsui Financial Group, ADR	5,296		38,820
Sumitomo Mitsui Trust Holdings, ADR	67,240		270,641
United Overseas Bank, ADR	8,700		317,550
Westpac Banking, ADR	22,315		425,101
			7,371,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 10.1%
ABB, ADR	21,572	437,480
AGC, ADR	24,076	162,633
Airbus, ADR	22,772	610,290
Atlas Copco, ADR	5,020	113,753
Atlas Copco, ADR	8,647	212,500
BAE Systems, ADR	7,289	183,100
CK Hutchison Holdings, ADR	8,471	87,548
FANUC, ADR	16,000	272,480
ITOCHU, ADR	705	25,063
Kajima, ADR	17,085	241,069
Kawasaki Heavy Industries, ADR	16,754	152,798
Keppel, ADR	13,187	115,650
Komatsu, ADR	9,788	264,863
Kubota, ADR	3,271	279,605
Marubeni, ADR	1,423	105,686
Metso, ADR	30,248	215,215
Mitsubishi Electric, ADR	9,575	252,588
Mitsubishi, ADR	1,157	62,669
Mitsui & Co., ADR	811	254,366
Nidec, ADR	11,562	386,865
NSK, ADR	7,210	136,079
Rolls-Royce Holdings, ADR	22,230	241,195
Safran	200	6,247
Sandvik, ADR	23,276	346,463
Schneider Electric, ADR	2,150	31,358
Siemens, ADR	11,472	665,835
SKF, ADR	10,990	175,126
Sumitomo, ADR	14,536	226,762
TOTO, ADR	6,445	248,874
Vinci, ADR	2,800	61,012
Volvo, ADR	16,252	225,822
		6,800,994
Commercial & Professional Services - 2.8%
Dai Nippon Printing, ADR	25,828	298,443
Experian, ADR	13,373	326,836
RELX, ADR	16,624	348,772
Secom, ADR	18,620	392,137
Toppan Printing, ADR	33,905	267,849
Wolters Kluwer, ADR	4,372	264,353
		1,898,390
Consumer Durables & Apparel - 4.6%
adidas, ADR	4,525	501,008
Casio Computer, ADR	2,290	320,108
Cie Financiere Richemont, ADR	40,900	263,805

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Durables & Apparel - 4.6% (continued)
Electrolux, ADR	3,767		172,190
LVMH Moet Hennessy Louis Vuitton,
ADR	11,669		663,161
Panasonic, ADR	21,520		221,979
Pandora, ADR	10,600		142,676
Sega Sammy Holdings, ADR	87,384		303,222
Sony, ADR	10,522		555,772
			3,143,921
Consumer Services - 1.5%
Compass Group, ADR	19,831		427,457
InterContinental Hotels Group, ADR	5,028		276,188
Sodexo, ADR	14,960		309,747
			1,013,392
Diversified Financials - 2.2%
Credit Suisse Group, ADR	17,222	[a]	203,564
Daiwa Securities Group, ADR	42,790		233,847
Deutsche Bank	23,906		218,979
Nomura Holdings, ADR	51,857		231,801
ORIX, ADR	3,179		257,435
UBS Group	27,651	[a]	374,118
			1,519,744
Energy - 5.4%
BP, ADR	16,266		656,333
Eni, ADR	11,575		373,294
Equinor, ADR	10,255		239,762
Repsol, ADR	14,792		253,979
Royal Dutch Shell, Cl. A, ADR	10,424		629,610
Royal Dutch Shell, Cl. B, ADR	8,193		508,212
Total, ADR	13,722		763,080
Woodside Petroleum, ADR	10,815		244,798
			3,669,068
Food & Staples Retailing - 1.6%
Aeon, ADR	15,968		381,875
Dairy Farm International Holdings, ADR	3,000		134,940
J Sainsbury, ADR	5,618		87,641
Koninklijke Ahold, ADR	12,825		328,961
Tesco, ADR	21,655		162,521
			1,095,938
Food, Beverage & Tobacco - 6.9%
Ajinomoto, ADR	10,230		178,718
Anheuser-Busch InBev, ADR	2,685		206,396
British American Tobacco, ADR	7,308		254,830
Coca-Cola Amatil, ADR	39,762		248,512
Coca-Cola European Partners	888		43,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Food, Beverage & Tobacco - 6.9% (continued)
Coca-Cola HBC, ADR	6,762	[a]	200,493
Danone, ADR	29,659		442,957
Diageo, ADR	2,998		432,761
Heineken, ADR	7,309		335,001
Imperial Brands, ADR	5,274		160,646
Japan Tobacco, ADR	2,000		24,770
Kirin Holdings, ADR	11,382		269,753
Nestle, ADR	17,605		1,500,298
Orkla, ADR	15,307		126,359
Seven & I Holdings	300		6,530
Yamazaki Baking, ADR	1,023		214,690
			4,645,818
Health Care Equipment & Services - 1.7%
Essilor International, ADR	6,134		387,025
Fresenius Medical Care & Co., ADR	7,800		317,928
Olympus, ADR	6,140		173,701
Smith & Nephew, ADR	8,103		301,918
			1,180,572
Household & Personal Products - 3.2%
Henkel AG & Co., ADR	2,322		268,586
Kao, ADR	24,940		369,561
L'Oreal, ADR	9,964		470,102
Reckitt Benckiser, ADR	8,141		135,629
Unilever	9,669		536,726
Unilever, ADR	7,238		392,951
			2,173,555
Insurance - 5.9%
Aegon	23,341		128,842
Ageas, ADR	6,836		331,819
AIA Group, ADR	20,000		654,400
Allianz, ADR	34,370		726,238
AXA, ADR	14,000		340,900
Legal & General Group, ADR	18,467		293,348
MS&AD Insurance Group Holdings, ADR	16,902		257,079
Prudential, ADR	10,632		420,283
Tokio Marine Holdings, ADR	8,055		399,971
Zurich Insurance Group, ADR	14,347		450,783
			4,003,663
Materials - 7.3%
Air Liquide, ADR	18,553		448,983
Akzo Nobel, ADR	6,715		188,188
Alumina, ADR	36,920		242,011
Amcor, ADR	6,096		239,238
Anglo American, ADR	12,623		126,357

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 7.3% (continued)
ArcelorMittal	851		19,547
Asahi Kasei, ADR	10,985		241,176
BASF, ADR	30,384		553,293
BHP Billiton, ADR	8,004		355,057
BHP Group, ADR	2,445		94,524
Boral, ADR	11,521		171,778
Glencore, ADR	33,136	[a]	245,206
James Hardie Industries, ADR	20,320		237,744
Johnson Matthey, ADR	1,692		123,008
Nippon Steel & Sumitomo Metal, ADR	5,082		94,322
Nitto Denko, ADR	5,620		153,426
Norsk Hydro, ADR	20,133		95,531
OJI Holdings, ADR	3,200		187,136
Rio Tinto, ADR	5,324		248,950
Showa Denko, ADR	1,000		39,855
South32, ADR	13,639		153,507
Teijin, ADR	12,848		220,857
Toray Industries, ADR	15,040		235,000
UPM-Kymmene, ADR	8,622		231,156
			4,945,850
Media & Entertainment - 2.3%
CyberAgent, ADR	10,000		225,650
Nintendo, ADR	1,000		37,870
Pearson, ADR	16,833		206,541
Publicis Groupe, ADR	14,714		218,650
Sky, ADR	5,057		437,430
Ubisoft Entertainment, ADR	12,700	[a]	207,391
WPP, ADR	3,596		198,427
			1,531,959
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
AstraZeneca, ADR	16,886		672,401
Bayer, ADR	21,920		403,920
Beigene	891	[a]	136,599
CSL, ADR	5,200		338,806
Eisai, ADR	4,123		372,760
GlaxoSmithKline, ADR	7,340		307,326
H Lundeck, ADR	5,100		209,916
Novartis, ADR	14,337		1,312,266
Novo Nordisk, ADR	13,175		614,218
Roche Holding, ADR	38,182		1,238,242
Sanofi, ADR	15,389		697,891
Shire, ADR	1,985		348,526
Takeda Pharmaceutical, ADR	4,000		75,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.0%
(continued)
Teva Pharmaceutical Industries, ADR	300	[a]	6,462
			6,734,533
Real Estate - 3.5%
British Land, ADR	20,994		153,991
CapitaLand, ADR	56,796		262,398
City Developments, ADR	32,591		199,783
Daiwa House Industry, ADR	7,610		240,095
Hysan Development, ADR	25,301		242,257
LendLease Group, ADR	24,316		224,923
Mitsubishi Estate, ADR	15,000		240,075
Sino Land, ADR	29,641		249,874
Sun Hung Kai Properties, ADR	18,037		260,003
Swire Pacific, ADR	25,906		287,038
			2,360,437
Retailing - 1.2%
Fast Retailing	150		7,772
Hennes & Mauritz, ADR	45,706		165,913
INDITEX, ADR	16,800		257,796
Kingfisher, ADR	27,401		173,996
Marui Group, ADR	5,401		231,055
			836,532
Semiconductors & Semiconductor Equipment - .5%
ASML Holding	1,734		297,121
SUMCO, ADR	1,000		30,565
			327,686
Software & Services - 3.1%
Computershare, ADR	17,942		237,193
Dassault Systemes, ADR	2,720		327,529
Fujitsu, ADR	14,005		171,561
Monotaro	250		6,667
NICE Systems, ADR	3,000	[a]	348,420
Sage Group, ADR	6,064		183,679
SAP, ADR	7,862		815,132
			2,090,181
Technology Hardware & Equipment - 2.6%
Canon, ADR	8,097		229,064
Ericsson, ADR	25,504		213,979
FUJIFILM Holdings, ADR	6,819		270,646
Hitachi, ADR	1,435		83,617
Kyocera, ADR	3,424		185,050
Nokia, ADR	11,880		64,984
Omron, ADR	4,660		205,389
Ricoh,ADR	22,155		219,113

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Technology Hardware & Equipment - 2.6% (continued)
TDK, ADR	3,571		283,055
			1,754,897
Telecommunication Services - 3.9%
BT Group, ADR	10,368		173,249
Deutsche Telekom, ADR	25,034		438,596
KDDI, ADR	22,000		256,080
Nippon Telegraph & Telephone, ADR	4,682		193,179
Orange, ADR	15,952		267,356
Singapore Telecommunications, ADR	960		21,533
SoftBank Group, ADR	6,000		252,810
Swisscom, ADR	5,286		253,887
Telecom Italia, ADR	20,896	[a]	136,869
Telefonica, ADR	30,412		274,012
Telenor, ADR	8,088		157,150
Telstra, ADR	5,448		57,994
Vodafone Group, ADR	7,064		151,805
			2,634,520
Transportation - 1.2%
ANA Holdings, ADR	31,722		225,702
Deutsche Lufthansa, ADR	3,766		92,380
International Consolidated Airlines
Group, ADR	9,655		155,252
Nippon Yusen, ADR	34,373		116,868
Ryanair Holdings, ADR	2,663	[a]	219,245
			809,447
Utilities - 3.8%
Centrica, ADR	970		6,853
CLP Holdings, ADR	12,613		139,374
E.ON, ADR	24,594		250,859
EDP - Energias de Portugal, ADR	330		11,580
Enel, ADR	70,107		379,279
Engie, ADR	486		6,833
Hong Kong & China Gas, ADR	127,666		254,055
Iberdrola, ADR	16,396		491,552
National Grid, ADR	3,940		210,593
RWE, ADR	10,680		231,970
SSE, ADR	3,060		42,978
United Utilities Group, ADR	12,347		240,828
Veolia Environnement, ADR	13,277		282,468
Verbund	850		6,999
			2,556,221
Total Common Stocks (cost $85,315,466)			67,321,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
		Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.10%, 12/6/18
(cost $64,989)		65,000 [c]	64,989
	1-Day
	Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $239,274)	2.23	239,274 [d]	239,274
Total Investments (cost $85,619,729)		99.9%	67,626,182
Cash and Receivables (Net)		.1%	37,282
Net Assets		100.0%	67,663,464

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $300,080 or .44% of net assets.

[c]	Security is a discount security. Income is recognized through the accretion of discount.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	67,314,920	6,999	††	-	67,321,919
Investment Company	239,274	-		-	239,274
U.S. Treasury	-	64,989		-	64,989
Liabilities ($)
Other Financial
Instruments:
Futures†††	(10,354)	-		-	(10,354)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for

NOTES

the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2018, accumulated net unrealized depreciation on investments was $17,993,547, consisting of 12,285,708 gross unrealized appreciation and $30,279,255 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Australia - 7.2%
Alumina	546,400		890,828
Australia & New Zealand Banking Group	153,200		3,009,930
Harvey Norman Holdings	1,800,200		4,159,671
National Australia Bank	356,900		6,438,910
Westpac Banking	491,800		9,360,125
			23,859,464
Canada - 4.7%
Royal Bank of Canada	105,300		7,720,864
Toronto-Dominion Bank	140,300		7,767,635
			15,488,499
China - 9.6%
Alibaba Group Holding, ADR	9,000	[a]	1,447,740
Bank of China, Cl. H	5,382,500		2,358,057
China Petroleum & Chemical, Cl. H	11,352,000		9,642,657
Guangzhou R&F Properties, Cl. H	5,632,100		8,775,681
Industrial & Commercial Bank of China,
Cl. H	4,942,000		3,521,892
Sinopec Shanghai Petrochemical, Cl. H	2,058,000		942,442
Tencent Holdings	65,200		2,615,249
Zhejiang Expressway, Cl. H	2,802,700		2,360,750
			31,664,468
Czech Republic - 2.2%
CEZ	308,600		7,354,765
Finland - 4.1%
Fortum	218,000		4,545,892
Nordea Bank	1,024,000		9,087,450
			13,633,342
France - 5.1%
AXA	120,000		2,924,837
Bouygues	1,050		40,396
Casino Guichard Perrachon	173,000		7,820,914
Renault	19,600		1,378,105
Total	82,700		4,603,752
			16,768,004
Germany - 3.1%
Deutsche Post	30,000		954,049
Muenchener Rueckversicherungs	18,523		4,018,842
ProSiebenSat.1 Media	260,000		5,275,400
			10,248,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Greece - .7%
OPAP	246,600		2,317,475
Hong Kong - 3.7%
PCCW	2,795,000		1,639,606
WH Group	790,000	[b]	576,464
Yue Yuen Industrial Holdings	3,422,000		9,949,939
			12,166,009
Israel - .7%
Bezeq The Israeli Telecommunication
Corporation	1,850,200		2,140,601
Italy - .2%
Eni	38,005		613,120
Japan - 14.8%
Aozora Bank	100,000		3,287,822
Canon	116,000		3,289,233
Daito Trust Construction	4,000		522,830
FANUC	6,000		1,034,193
Honda Motor	68,000		1,918,904
ITOCHU	521,000		9,259,704
Japan Airlines	70,000		2,524,600
JSR	37,000		595,776
Kuraray	64,000		994,547
Mabuchi Motor	13,000		452,936
Mitsubishi Gas Chemical	30,000		493,082
MS&AD Insurance Group Holdings	120,000		3,643,761
Nissan Motor	300,000		2,636,893
NTT DOCOMO	58,600		1,356,914
Osaka Gas	38,000		692,613
Sumitomo	118,000		1,813,722
Sumitomo Chemical	270,000		1,465,181
Takeda Pharmaceutical	139,000		5,244,835
Tokyo Electron	53,000		7,412,016
			48,639,562
Luxembourg - .5%
RTL Group	27,200		1,631,065
Macau - 1.5%
Sands China	1,133,000		4,928,336
Netherlands - 2.5%
Royal Dutch Shell, Cl. A	248,500		7,534,117
Royal Dutch Shell, Cl. B	28,000		856,380
			8,390,497
New Zealand - 3.1%
Auckland International Airport	391,900		1,946,194
Spark New Zealand	2,887,100		8,414,579
			10,360,773

Description	Shares	Value ($)
Common Stocks - 98.5% (continued)
Norway - 2.7%
Marine Harvest	377,000	8,823,318
Qatar - .0%
Commercial Bank	12,314	142,773
Russia - 2.9%
Alrosa	901,000	1,339,620
Severstal	550,000	8,230,000
		9,569,620
Singapore - 3.6%
Ascendas Real Estate Investment Trust	4,672,000	8,760,404
Singapore Telecommunications	1,354,000	3,042,157
		11,802,561
South Africa - .2%
MTN Group	100,000	630,682
South Korea - 2.2%
HDC Holdings	393,500	5,926,372
Korea Electric Power	8,200	217,244
Samsung Electronics	27,100	1,017,435
		7,161,051
Spain - 1.0%
Banco Santander	690,700	3,288,961
Sweden - 1.3%
Hennes & Mauritz, Cl. B	55,500	1,025,017
Skanska, Cl. B	204,500	3,224,239
		4,249,256
Switzerland - 5.2%
Nestle	31,200	2,664,167
Novartis	79,436	7,251,441
Roche Holding	10,971	2,846,743
Zurich Insurance Group	13,785	4,328,246
		17,090,597
Taiwan - 4.2%
Asustek Computer	939,000	6,668,846
Chicony Electronics	396,162	774,966
Compal Electronics	1,093,900	626,850
Novatek Microelectronics	205,000	870,094
President Chain Store	192,000	1,989,264
Taiwan Semiconductor Manufacturing	340,000	2,485,505
Transcend Information	264,400	585,214
		14,000,739
Turkey - .2%
Petkim Petrokimya Holding	544,050	550,869
United Arab Emirates - .6%
Dubai Islamic Bank	1,392,358	1,986,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 98.5% (continued)
United Kingdom - 10.7%
AstraZeneca		300	23,450
BP		1,339,800	8,884,396
British American Tobacco		130,712	4,559,745
GlaxoSmithKline		292,100	6,044,297
HSBC Holdings		238,773	2,022,967
Imperial Brands		107,200	3,298,114
Legal & General Group		959,709	2,996,660
Persimmon		194,300	4,706,792
Rio Tinto		35,000	1,588,877
SSE		47,200	659,613
Vodafone Group		174,795	376,136
			35,161,047
Total Common Stocks (cost $333,513,631)			324,662,134
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .8%
South Korea - .8%
Hyundai Motor
(cost $3,709,612)	1.43	42,200	2,482,613
Total Investments (cost $337,223,243)		99.3%	327,144,747
Cash and Receivables (Net)		.7%	2,353,644
Net Assets		100.0%	329,498,391

ADR—American Depository Receipt

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $576,464 or .17% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

				Level 3-
	Level 1-	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	16,936,239	307,725,895	†	-	324,662,134
Equity Securities - Preferred
Stocks	-	2,482,613	†	-	2,482,613

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized depreciation on investments was $10,078,496, consisting of $23,252,177 gross unrealized appreciation and $33,330,673 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Australia - 5.4%
Aristocrat Leisure	580,064		10,034,251
BHP Billiton	520,789		11,572,794
Macquarie Group	224,934		18,930,191
South32	2,475,665		5,645,338
Woodside Petroleum	369,696		8,418,690
			54,601,264
Austria - 2.0%
Erste Group Bank	219,069	[a]	8,647,029
OMV	238,526		12,097,688
			20,744,717
Belgium - 1.5%
UCB	176,939		14,878,676
Finland - 1.9%
Nokia	2,024,148		11,168,180
UPM-Kymmene	289,990		7,730,012
			18,898,192
France - 11.2%
Atos	145,146		12,372,171
BNP Paribas	310,024		15,614,216
Cie Generale des Etablissements
Michelin	158,144		16,559,718
Edenred	326,859		12,501,857
Klepierre	369,730		12,138,699
LVMH Moet Hennessy Louis Vuitton	21,792		6,271,339
Sanofi	203,288		18,398,702
Thales	43,894		5,401,357
Vinci	156,847		13,731,968
			112,990,027
Germany - 8.3%
Allianz	67,587		14,274,588
Bayer	20,406		1,490,379
Deutsche Boerse	55,736		7,123,821
Deutsche Post	267,036		8,492,183
Deutsche Telekom	1,286,990		22,567,826
Evonik Industries	374,040		10,047,490
Fresenius & Co.	259,426		14,725,734
Hapag-Lloyd	155,745	[b]	5,037,547
			83,759,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Hong Kong - 2.9%
AIA Group	2,000,600		16,409,328
Sun Hung Kai Properties	886,000		12,658,717
			29,068,045
Ireland - .8%
ICON	58,694	[a]	8,494,196
Italy - 4.1%
Enel	3,405,457		18,476,003
Leonardo	1,108,216		10,974,835
UniCredit	914,556		11,799,001
			41,249,839
Japan - 22.6%
Asahi Kasei	731,300		8,013,218
Chubu Electric Power	885,700		13,279,843
Denso	281,700		13,021,010
Fujitsu	114,800		7,066,093
Hitachi	614,600		17,802,095
ITOCHU	351,800		6,252,522
Kirin Holdings	624,100		14,652,042
Mitsubishi Electric	1,233,200		16,288,823
Nintendo	32,500		9,918,090
Panasonic	683,400		7,010,697
Recruit Holdings	378,200		10,414,737
Seven & i Holdings	401,900		17,539,479
Shionogi & Co.	152,200		10,073,491
Shiseido	165,100		10,517,113
Showa Denko	150,500		6,032,463
Sony	368,600		19,512,587
Sumitomo Mitsui Financial Group	651,800		23,932,900
Suzuki Motor	311,000		15,493,151
Zeon	176,000		1,801,482
			228,621,836
Macau - 1.5%
Sands China	3,553,600		15,457,490
Netherlands - 8.0%
Heineken	160,467		14,688,336
Koninklijke Ahold Delhaize	535,211		13,805,363
Koninklijke DSM	95,572		8,535,753
Koninklijke Philips	222,214		8,411,726
NN Group	391,088		16,651,444
Royal Dutch Shell, Cl. B	609,874		18,653,000
			80,745,622
Norway - .9%
Aker BP	316,869		9,022,647

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Portugal - 1.1%
Galp Energia		711,786		11,700,480
Singapore - .9%
United Overseas Bank		513,000		9,439,254
Spain - 3.4%
ACS Actividades de Construccion y
Servicios		320,757		12,354,187
Amadeus IT Group		102,381		7,354,606
Banco Santander		3,224,481		15,354,265
				35,063,058
Sweden - 1.4%
Alfa Laval		331,687		7,138,456
Swedbank, Cl. A		296,244		6,889,945
				14,028,401
Switzerland - 8.2%
Ferguson		102,043		6,559,542
Julius Baer Group		266,819	[a]	10,806,533
Lonza Group		50,216	[a]	16,283,481
Novartis		403,670		36,849,655
OC Oerlikon		501,524	[a]	5,899,652
STMicroelectronics		428,483		6,308,918
				82,707,781
United Kingdom - 12.8%
Anglo American		409,055		8,174,043
BAE Systems		1,414,640		8,884,636
Cineworld Group		1,752,416		6,161,750
Diageo		457,680		16,489,077
Fiat Chrysler Automobiles		1,024,190	[a]	16,966,107
Legal & General Group		5,629,801		17,578,867
Melrose Industries		2,239,380		5,071,339
Prudential		544,059		10,689,553
SSE		1,185,614		16,568,775
Tesco		3,409,861		8,600,015
Unilever		258,929		14,019,819
				129,203,981
Total Common Stocks (cost $1,030,819,372)				1,000,675,074
	1-Day
	Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,796,084)	2.23	4,796,084	[c]	4,796,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,035,615,456)	99.4%	1,005,471,158
Cash and Receivables (Net)	.6%	6,350,042
Net Assets	100.0%	1,011,821,200

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $5,037,547 or .5% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	-	1,000,675,074	†	-	1,000,675,074
Registered Investment Company	4,796,084	-		-	4,796,084
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	65		-	65

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon International Fund
November 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
UBS Securities
United States
Dollar	2,671,569	Japanese Yen	303,172,299	12/4/18	65
Gross Unrealized Appreciation					65

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value

NOTES

of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2018, accumulated net unrealized depreciation on investments was $30,144,298, consisting of $65,582,746 gross unrealized appreciation and $95,727,044 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 49.9%
Banks - 1.3%
SVB Financial Group	3,070	[a]	782,267
Capital Goods - 4.9%
Boeing	2,567		890,133
Deere & Co.	5,015		776,723
Donaldson	999		55,984
Fastenal	2,250	[b]	133,335
Flowserve	1,470		71,310
Hexcel	1,330		82,021
Honeywell International	5,302		778,068
Toro	2,015	[b]	124,910
			2,912,484
Commercial & Professional Services - .1%
Healthcare Services Group	1,415	[b]	66,788
Consumer Durables & Apparel - .3%
NIKE, Cl. B	1,994		149,789
Consumer Services - 2.9%
McDonald's	682		128,564
MGM Resorts International	24,070	[b]	648,927
Starbucks	1,912		127,569
Yum! Brands	8,770		808,769
			1,713,829
Diversified Financials - 3.5%
Charles Schwab	14,082		630,874
Intercontinental Exchange	9,986		816,056
MSCI	4,095		643,284
			2,090,214
Energy - 2.5%
EOG Resources	1,400		144,634
Marathon Petroleum	6,230		405,947
Occidental Petroleum	1,561		109,691
Pioneer Natural Resources	272		40,188
Schlumberger	2,321		104,677
Valero Energy	8,505		679,549
			1,484,686
Food, Beverage & Tobacco - 2.9%
Constellation Brands, Cl. A	3,864		756,417
Mondelez International, Cl. A	21,102		949,168
			1,705,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 49.9% (continued)
Health Care Equipment & Services - 4.8%
Cerner	1,940	[a]	112,345
Edwards Lifesciences	860	[a]	139,329
Henry Schein	1,559	[a,b]	139,063
Intuitive Surgical	343	[a]	182,088
Medtronic	8,881		866,164
ResMed	995		111,231
Stryker	701		122,997
UnitedHealth Group	4,001		1,125,721
			2,798,938
Household & Personal Products - .4%
Colgate-Palmolive	1,916		121,704
Estee Lauder, Cl. A	943		134,528
			256,232
Materials - 1.6%
DowDuPont	9,730		562,880
Ecolab	876		140,589
FMC	1,405		116,250
Linde	733		116,584
			936,303
Media & Entertainment - 4.5%
Alphabet, Cl. A	786	[a]	872,185
Alphabet, Cl. C	97	[a]	106,160
Comcast, Cl. A	27,983		1,091,617
Facebook, Cl. A	3,350	[a]	471,044
Walt Disney	1,082		124,960
			2,665,966
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
Biogen	351	[a]	117,136
Eli Lilly & Co.	720		85,421
Gilead Sciences	1,525		109,709
Johnson & Johnson	816		119,870
Merck & Co.	11,320		898,129
Mettler-Toledo International	121	[a]	77,036
Pfizer	21,494		993,668
Waters	567	[a]	112,595
			2,513,564
Real Estate - 1.0%
American Tower	3,630	[c]	597,099
Retailing - 2.3%
Amazon. com	567	[a]	958,326
Booking Holdings	47	[a]	88,918
O'Reilly Automotive	370	[a]	128,309
The TJX Companies	3,692		180,354
			1,355,907

Description		Shares		Value ($)
Common Stocks - 49.9% (continued)
Semiconductors & Semiconductor Equipment - 2.7%
Qualcomm		12,225		712,228
Texas Instruments		8,795		878,181
				1,590,409
Software & Services - 6.3%
Adobe		3,784	[a]	949,368
Automatic Data Processing		708		104,373
Cognizant Technology Solutions, Cl. A		1,380		98,297
Jack Henry & Associates		780		108,966
Manhattan Associates		2,500	[a,b]	123,825
Mastercard, Cl. A		747		150,199
Microsoft		8,409		932,474
Oracle		1,991		97,081
Paychex		1,806		127,793
Visa, Cl. A		7,315		1,036,609
				3,728,985
Technology Hardware & Equipment - 2.2%
Amphenol, Cl. A		2,108		185,378
Cisco Systems		17,668		845,767
Cognex		2,150		94,643
IPG Photonics		537	[a]	76,335
TE Connectivity		895		68,852
				1,270,975
Telecommunication Services - 1.2%
Verizon Communications		11,680		704,304
Transportation - .2%
Expeditors International of Washington		1,775		135,060
Total Common Stocks (cost $22,520,578)				29,459,384
	1-Day
	Yield (%)
Investment Companies - 50.2%
Registered Investment Companies - 50.2%
BNY Mellon Income Stock Fund, Cl. M		684,545	[d]	6,414,188
Dreyfus Institutional Preferred
Government Plus Money Market Fund	2.23	778,147	[d]	778,147
Dreyfus Research Growth Fund, Cl. Y		918,218	[d]	14,351,744
Dreyfus Strategic Value Fund, Cl. Y		201,538	[d]	8,077,657
Total Investment Companies (cost $23,724,853)				29,621,736

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $28,811)	2.19	28,811	[d]	28,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $46,274,242)	100.1%	59,109,931
Liabilities, Less Cash and Receivables	(.1%)	(50,929)
Net Assets	100.0%	59,059,002

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $1,148,870 and the value of the collateral held by the fund was $1,186,324, consisting of cash collateral of $28,811 and U.S. Government & Agency securities valued at $1,157,513.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 -Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	29,459,384	-	-	29,459,384
Investment Companies	29,650,547	-	-	29,650,547

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $12,835,689, consisting of $13,484,651 gross unrealized appreciation and $648,962 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Banks - 5.7%
Bank of America	170,072		4,830,045
Comerica	23,223		1,838,797
JPMorgan Chase & Co.	54,373		6,045,734
Popular	24,508		1,382,251
Wells Fargo & Co.	1,808		98,138
			14,194,965
Capital Goods - 4.0%
Boeing	10,653		3,694,034
Caterpillar	3,387		459,514
Lockheed Martin	8,011		2,406,745
Raytheon	10,561		1,851,766
Spirit AeroSystems Holdings, Cl. A	17,688		1,448,293
			9,860,352
Consumer Durables & Apparel - 1.7%
NIKE, Cl. B	31,472		2,364,177
PulteGroup	69,295		1,837,703
			4,201,880
Consumer Services - 1.3%
Carnival	31,283		1,886,052
Las Vegas Sands	23,488		1,290,431
			3,176,483
Diversified Financials - 3.9%
American Express	14,352		1,611,299
Berkshire Hathaway	9,757	[a]	2,129,368
Discover Financial Services	29,522		2,104,919
S&P Global	13,153		2,405,158
Synchrony Financial	54,232		1,408,947
			9,659,691
Energy - 6.7%
Chevron	32,966		3,920,976
ConocoPhillips	35,617		2,357,133
Continental Resources	8,753	[a]	400,187
Exxon Mobil	34,199		2,718,820
HollyFrontier	22,994		1,436,435
Marathon Petroleum	32,161		2,095,611
Phillips 66	22,171		2,073,432
Valero Energy	21,805		1,742,219
			16,744,813

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Food & Staples Retailing - 3.0%
Sysco	23,656		1,594,414
Walgreens Boots Alliance	30,014		2,541,285
Walmart	34,248		3,344,317
			7,480,016
Food, Beverage & Tobacco - 1.6%
Altria Group	23,664		1,297,497
ConAgra Brands	29,526		954,871
PepsiCo	11,027		1,344,632
Philip Morris International	3,805		329,247
			3,926,247
Health Care Equipment & Services - 3.4%
Baxter International	26,387		1,808,829
Cigna	9,256		2,067,605
Danaher	23,838		2,611,215
Express Scripts Holding	14,990	[a]	1,521,035
UnitedHealth Group	1,592		447,925
			8,456,609
Household & Personal Products - 2.1%
Herbalife	27,101	[a]	1,551,532
Kimberly-Clark	16,111		1,858,726
Procter & Gamble	19,313		1,825,272
			5,235,530
Insurance - 2.8%
Allstate	24,942		2,224,577
Progressive	36,556		2,423,297
Prudential Financial	3,190		299,094
Torchmark	23,125		1,998,231
			6,945,199
Materials - 2.2%
CF Industries Holdings	33,261		1,403,282
Huntsman	57,783		1,168,372
LyondellBasell Industries, Cl. A	17,309		1,615,103
Westlake Chemical	18,304		1,326,857
			5,513,614
Media & Entertainment - 8.6%
Alphabet, Cl. A	3,948	[a]	4,380,898
Alphabet, Cl. C	4,115	[a]	4,503,579
Electronic Arts	18,730	[a]	1,574,631
Facebook, Cl. A	35,173	[a]	4,945,676
Match Group	35,011	[b]	1,409,893
Netflix	2,531	[a]	724,195
TripAdvisor	7,002	[a]	448,548
Walt Disney	29,159		3,367,573
			21,354,993

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 14.3%
AbbVie	36,590		3,449,339
Agilent Technologies	22,844		1,652,763
Allergan	2,625		411,075
Amgen	17,927		3,733,298
Biogen	7,971	[a]	2,660,082
Bristol-Myers Squibb	38,019		2,032,496
Eli Lilly & Co.	12,026		1,426,765
Illumina	5,610	[a]	1,893,375
Johnson & Johnson	41,653		6,118,826
Mettler-Toledo International	1,265	[a]	805,375
Pfizer	110,791		5,121,868
Thermo Fisher Scientific	7,326		1,828,203
Waters	9,220	[a]	1,830,908
Zoetis	26,543		2,491,591
			35,455,964
Real Estate - 1.3%
Prologis	14,005	[c]	943,097
Public Storage	10,215	[c]	2,178,451
			3,121,548
Retailing - 6.6%
Amazon. com	4,340	[a]	7,335,338
Best Buy	33,131		2,139,931
Dick's Sporting Goods	37,144	[b]	1,336,441
Foot Locker	21,681	[b]	1,222,808
Home Depot	7,588		1,368,268
Kohl's	21,003		1,410,772
Macy's	43,763	[b]	1,497,570
			16,311,128
Semiconductors & Semiconductor Equipment - 2.6%
Intel	79,088		3,899,829
Micron Technology	49,696	[a]	1,916,278
Texas Instruments	7,592		758,061
			6,574,168
Software & Services - 12.8%
Accenture	18,398		3,026,839
Adobe	10,284	[a]	2,580,153
Aspen Technology	14,002	[a]	1,208,373
Automatic Data Processing	12,590		1,856,018
Broadridge Financial Solutions	12,427		1,315,647
Cadence Design Systems	42,880	[a]	1,931,315
CDK Global	25,294		1,274,818
Cognizant Technology Solutions, Cl. A	28,077		1,999,925
Fiserv	13,496	[a]	1,067,938
Fortinet	7,002	[a]	517,028

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Software & Services - 12.8% (continued)
International Business Machines		9,725		1,208,526
Intuit		8,909		1,911,248
Mastercard, Cl. A		2,426		487,796
Microsoft		58,013		6,433,062
Paychex		7,466		528,294
Visa, Cl. A		31,083		4,404,772
				31,751,752
Technology Hardware & Equipment - 6.4%
Apple		59,119		10,557,471
F5 Networks		9,201	[a]	1,582,296
HP		95,992		2,207,816
Seagate Technology		35,375	[b]	1,524,309
				15,871,892
Telecommunication Services - 2.0%
AT&T		9,626		300,716
Verizon Communications		78,892		4,757,188
				5,057,904
Transportation - 3.5%
CSX		23,841		1,731,572
Norfolk Southern		13,916		2,376,018
Union Pacific		19,184		2,950,116
United Continental Holdings		16,906	[a]	1,634,810
				8,692,516
Utilities - 2.6%
Exelon		58,343		2,706,532
NRG Energy		52,059		2,000,627
OGE Energy		47,036		1,863,566
				6,570,725
Total Common Stocks (cost $186,970,691)				246,157,989
	1-Day
	Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $108,230)	2.23	108,230	[d]	108,230

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,464,385)	2.19	1,464,385	[d]	1,464,385

Total Investments (cost $188,543,306)	99.8%	247,730,604
Cash and Receivables (Net)	.2%	600,348
Net Assets	100.0%	248,330,952

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $6,921,021 and the value of the collateral held by the fund was $7,048,859, consisting of cash collateral of $1,464,385 and U.S. Government & Agency securities valued at $5,584,474.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	246,157,989	-	-	246,157,989
Investment Companies	1,572,615	-	-	1,572,615

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $59,187,298, consisting of $65,596,291 gross unrealized appreciation and $6,408,993 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9%
Alabama - .8%
Black Belt Energy Gas District,
Revenue Bonds, Ser. A	4.00	7/1/2022	2,350,000	2,443,741
Illinois - .7%
Chicago,
GO	5.00	1/1/2023	1,970,000	2,077,444
Massachusetts - 90.6%
Berkshire Wind Power Cooperative
Corporation,
Revenue Bonds, Refunding
(Berkshire Wind Project-Green Bond)	5.00	7/1/2030	1,000,000	1,142,080
Berkshire Wind Power Cooperative
Corporation,
Revenue Bonds, Refunding
(Berkshire Wind Project-Green Bond)	5.00	7/1/2028	1,000,000	1,156,760
Berkshire Wind Power Cooperative
Corporation,
Revenue Bonds, Refunding
(Berkshire Wind Project-Green Bond)	5.00	7/1/2026	475,000	550,791
Brookline,
GO (Municipal Purpose Loan)	5.00	3/15/2025	1,360,000	1,584,794
Commonwealth of Massachusetts
Transportation Fund,
Commonwealth Transportation Fund
Revenue Bonds (Rail Enhancement
and Accelerated Bridge Programs)	4.00	6/1/2046	2,500,000	2,533,950
Commonwealth of Massachusetts
Transportation Fund,
Revenue Bonds	4.00	6/1/2035	3,140,000	3,297,314
Commonwealth of Massachusetts
Transportation Fund,
Revenue Bonds	5.00	6/1/2035	2,300,000	2,542,351
Commonwealth of Massachusetts
Transportation Fund,
Revenue Bonds (Rail Enhancement &
Accelerated Bridge Programs)	5.00	6/1/2036	1,000,000	1,102,160
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/2030	495,000	528,700
Dedham,
GO (Municipal Purpose Loan)	4.00	6/15/2029	495,000	530,833
Framingham,
GO	5.00	12/1/2028	420,000	500,682
Framingham,
GO	5.00	12/1/2029	365,000	432,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Mansfield,
GO	4.00	5/15/2029	815,000		872,311
Mansfield,
GO	4.00	5/15/2030	845,000		899,291
Massachusetts,
GO	4.00	2/1/2029	2,500,000		2,648,025
Massachusetts,
GO	4.50	12/1/2043	5,000,000		5,173,900
Massachusetts,
GO	5.00	2/1/2033	2,000,000		2,290,600
Massachusetts,
GO (Consolidated Loan)	5.00	3/1/2031	2,250,000		2,512,935
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/2021	5,000,000	[a]	5,379,600
Massachusetts,
GO, 3 Month LIBOR + 0.55%	2.25	11/1/2025	2,500,000	[b]	2,478,025
Massachusetts,
GO, Refunding	5.00	7/1/2029	1,000,000		1,141,570
Massachusetts,
GO, Refunding, Series C	5.00	9/1/2028	3,040,000		3,661,285
Massachusetts Bay Transportation
Authority,
Revenue Bonds, Refunding, Series A-
1	5.25	7/1/2029	545,000		670,966
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds	0.00	7/1/2032	2,500,000	[c]	1,511,850
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds	5.25	7/1/2022	2,430,000		2,694,919
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds	5.25	7/1/2021	2,000,000		2,162,840
Massachusetts Clean Energy
Cooperative Corporation,
Clean Energy Cooperative Revenue
Bonds (A Massachusetts Municipal
Lighting Plant Cooperative)	5.00	7/1/2028	1,250,000		1,387,137
Massachusetts Clean Energy
Cooperative Corporation,
Revenue Bonds (A Massachusetts
Municipal Lighting Plant
Cooperative)	5.00	7/1/2032	870,000		960,289
Massachusetts Clean Water Trust,
Revenue Bonds	5.00	8/1/2035	2,250,000		2,622,757
Massachusetts Clean Water Trust,
Revenue Bonds	5.00	2/1/2035	990,000		1,113,572

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts College Building
Authority,
Project Revenue Bonds	5.00	5/1/2027	2,000,000	2,230,440
Massachusetts Development Finance
Agency,
Revenue (Emmanuel College Issue)
(Green Bonds)	5.00	10/1/2043	1,000,000	1,056,240
Massachusetts Development Finance
Agency,
Revenue Bonds (Babson College
Issue)	5.00	10/1/2025	545,000	623,731
Massachusetts Development Finance
Agency,
Revenue Bonds (Baystate Medical
Center Issue)	5.00	7/1/2024	350,000	394,849
Massachusetts Development Finance
Agency,
Revenue Bonds (Bentley University
Issue)	5.00	7/1/2040	1,500,000	1,654,245
Massachusetts Development Finance
Agency,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/2037	1,750,000	1,950,532
Massachusetts Development Finance
Agency,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/2023	400,000	449,656
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston Medical
Center Issue)	5.00	7/1/2023	2,060,000	2,256,998
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston Medical
Center Issue)	5.00	7/1/2026	500,000	565,365
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston Medical
Center Issue)	5.00	7/1/2025	500,000	561,660
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston Medical
Center Issue) (Green Bonds)	5.00	7/1/2044	2,000,000	2,111,580
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston University
Issue)	4.00	10/1/2032	1,000,000	1,044,380
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup Issue)	5.00	7/1/2026	1,000,000	1,137,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup Issue)	5.00	7/1/2029	2,000,000	2,221,360
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup Issue)	5.00	7/1/2022	1,000,000	1,082,840
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup Issue)	5.00	7/1/2024	1,000,000	1,115,460
Massachusetts Development Finance
Agency,
Revenue Bonds (CareGroup
Obligated Group)	5.00	7/1/2025	500,000	564,530
Massachusetts Development Finance
Agency,
Revenue Bonds (College of Holy
Cross)	5.00	9/1/2026	705,000	831,590
Massachusetts Development Finance
Agency,
Revenue Bonds (College of Holy
Cross)	5.00	9/1/2025	400,000	465,988
Massachusetts Development Finance
Agency,
Revenue Bonds (Dana-Farber Cancer
Institute Issue)	5.00	12/1/2033	2,500,000	2,814,425
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.00	1/1/2025	1,000,000	1,108,540
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.00	1/1/2033	1,250,000	1,373,250
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.00	1/1/2035	1,000,000	1,088,950
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.00	1/1/2023	400,000	434,140
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.00	1/1/2022	565,000	603,776
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College)	5.00	1/1/2028	255,000	287,046

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	313,704
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College)	5.00	1/1/2026	170,000	189,460
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	359,951
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College)	5.00	1/1/2033	305,000	335,073
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	375,180
Massachusetts Development Finance
Agency,
Revenue Bonds (Emmanuel College
Issue)	5.00	10/1/2030	1,000,000	1,092,550
Massachusetts Development Finance
Agency,
Revenue Bonds (Lesley University
Issue)	5.00	7/1/2031	1,000,000	1,122,350
Massachusetts Development Finance
Agency,
Revenue Bonds (Lesley University
Issue)	5.00	7/1/2028	1,550,000	1,760,877
Massachusetts Development Finance
Agency,
Revenue Bonds (MCPHS University
Issue)	5.00	7/1/2037	465,000	514,262
Massachusetts Development Finance
Agency,
Revenue Bonds (Northeastern
University Issue)	5.00	10/1/2032	750,000	878,498
Massachusetts Development Finance
Agency,
Revenue Bonds (Northeastern
University Issue)	5.00	10/1/2030	500,000	591,080
Massachusetts Development Finance
Agency,
Revenue Bonds (Northeastern
University Issue)	5.00	10/1/2033	500,000	582,500
Massachusetts Development Finance
Agency,
Revenue Bonds (Olin College Issue)	5.00	11/1/2038	4,500,000	4,882,140
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	4.00	7/1/2032	2,000,000	2,065,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/2025	1,825,000	1,949,027
Massachusetts Development Finance
Agency,
Revenue Bonds (SABIS International
Charter School Issue)	5.00	4/15/2033	3,410,000	3,580,227
Massachusetts Development Finance
Agency,
Revenue Bonds (SABIS International
Charter School Issue)	5.00	4/15/2040	1,730,000	1,794,754
Massachusetts Development Finance
Agency,
Revenue Bonds (Simmons College
Issue)	5.00	10/1/2029	1,000,000	1,099,880
Massachusetts Development Finance
Agency,
Revenue Bonds (Simmons College
Issue)	5.00	10/1/2025	700,000	785,337
Massachusetts Development Finance
Agency,
Revenue Bonds (Simmons College
Issue)	5.25	10/1/2024	465,000	519,628
Massachusetts Development Finance
Agency,
Revenue Bonds (South Shore
Hospital Issue)	5.00	7/1/2024	530,000	593,812
Massachusetts Development Finance
Agency,
Revenue Bonds (South Shore
Hospital Issue)	5.00	7/1/2028	750,000	836,535
Massachusetts Development Finance
Agency,
Revenue Bonds (South Shore
Hospital Issue)	5.00	7/1/2025	500,000	568,385
Massachusetts Development Finance
Agency,
Revenue Bonds (South Shore
Hospital Issue)	5.00	7/1/2041	2,000,000	2,126,440
Massachusetts Development Finance
Agency,
Revenue Bonds (Southcoast Health
System Obligated Group Issue)	4.00	7/1/2020	530,000	544,135
Massachusetts Development Finance
Agency,
Revenue Bonds (Sterling and
Francine Clark Art Institute Issue)	5.00	7/1/2028	1,000,000	1,164,280

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Sterling and
Francine Clark Art Institute Issue)	5.00	7/1/2032	1,910,000	2,166,838
Massachusetts Development Finance
Agency,
Revenue Bonds (Sterling and
Francine Clark Art)	5.00	7/1/2031	2,050,000	2,356,311
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University
Issue)	5.13	7/1/2040	210,000	216,581
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2023	2,500,000	2,733,450
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2025	1,340,000	1,498,817
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2029	2,250,000	2,519,325
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2028	1,300,000	1,463,852
Massachusetts Development Finance
Agency,
Revenue Bonds (The Park School
Issue)	5.00	9/1/2021	300,000	319,167
Massachusetts Development Finance
Agency,
Revenue Bonds (UMass Memorial
Health Care Obligated Group Issue)	5.00	7/1/2024	1,000,000	1,120,950
Massachusetts Development Finance
Agency,
Revenue Bonds (UMass Memorial
Health Care Obligated Group Issue)	5.00	7/1/2025	2,375,000	2,696,765
Massachusetts Development Finance
Agency,
Revenue Bonds (UMass Memorial
Health Care Obligated Group Issue)	5.00	7/1/2022	490,000	531,817
Massachusetts Development Finance
Agency,
Revenue Bonds (UMass Memorial
Health Care Obligated Group Issue)	5.00	7/1/2024	815,000	913,574
Massachusetts Development Finance
Agency,
Revenue Bonds (UMass Memorial
Health Care Obligated Group Issue)	5.00	7/1/2028	1,000,000	1,124,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Wentworth Institute
of Technology Issue)	5.00	10/1/2024	550,000	613,657
Massachusetts Development Finance
Agency,
Revenue Bonds (Wentworth Institute
of Technology Issue)	5.00	10/1/2020	705,000	738,029
Massachusetts Development Finance
Agency,
Revenue Bonds (Western New
England University Issue)	5.00	9/1/2040	2,650,000	2,782,712
Massachusetts Development Finance
Agency,
Revenue Bonds (Western New
England University Issue)	5.00	9/1/2035	1,000,000	1,062,160
Massachusetts Development Finance
Agency,
Revenue Bonds (Western New
England University Issue)	5.00	9/1/2026	1,205,000	1,346,503
Massachusetts Development Finance
Agency,
Revenue Bonds (Western New
England University Issue)	5.00	9/1/2024	1,090,000	1,199,916
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	3.00	1/1/2025	190,000	195,214
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	4.00	1/1/2019	170,000	170,264
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	4.00	1/1/2026	130,000	140,729
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2031	415,000	471,764
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2023	250,000	277,138
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2022	200,000	216,870

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2028	140,000	160,889
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2027	310,000	358,772
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2030	410,000	467,568
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2020	200,000	206,260
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2021	100,000	105,982
Massachusetts Development Finance
Agency,
Revenue Bonds (WGBH Educational
Foundation Issue)	5.00	1/1/2029	200,000	228,960
Massachusetts Development Finance
Agency,
Revenue Bonds (Williams College
Issue)	5.00	7/1/2030	1,000,000	1,172,170
Massachusetts Development Finance
Agency,
Revenue Bonds (Wood Hole
Oceanographic Institution)	5.00	6/1/2026	850,000	992,460
Massachusetts Development Finance
Agency,
Revenue Bonds (Wood Hole
Oceanographic Institution)	5.00	6/1/2025	450,000	519,944
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(Foxborough Regional Charter)	5.00	7/1/2037	1,600,000	1,674,896
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Partners
Healthcare System Issue)	4.00	7/1/2036	3,480,000	3,541,492
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The
Broad Institute Inc.)	5.00	4/1/2036	2,000,000	2,279,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The
Broad Institute Inc.)	5.00	4/1/2026	2,000,000		2,344,400
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The
Broad Institute Inc.)	5.00	4/1/2037	750,000		853,050
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The
Broad Institute Inc.)	5.00	4/1/2035	500,000		572,420
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The
Broad Institute Inc.)	5.00	4/1/2025	1,000,000		1,158,700
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Wheaton
College)	5.00	1/1/2023	1,935,000		2,137,885
Massachusetts Development Finance
Agency,
Special Obligation Revenue Bonds
(Commonwealth Contract Assistance)	5.00	5/1/2034	1,000,000		1,081,850
Massachusetts Development Finance
Agency,
Special Obligation Revenue Bonds
(Commonwealth Contract Assistance)	5.00	5/1/2039	1,460,000		1,576,026
Massachusetts Development Finance
Agency,
SWDR (Waste Management Project)	2.25	5/1/2019	4,000,000	[d]	3,998,160
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding (Fisher
College)	5.00	4/1/2033	390,000		429,250
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding (Fisher
College)	5.00	4/1/2035	840,000		917,582
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding (Fisher
College)	5.00	4/1/2037	835,000		905,892
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding (Fisher
College)	5.00	4/1/2031	350,000		388,147

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding (Fisher
College)	5.00	4/1/2032	370,000	408,920
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding
(Foxborough Regional Charter
School)	4.00	7/1/2021	625,000	636,013
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding
(Foxborough Regional Charter
School)	4.00	7/1/2022	655,000	669,443
Massachusetts Development Finance
Authority,
Revenue Bonds, Refunding (South
Shore Hospital)	5.00	7/1/2021	500,000	532,170
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds
(Issue I)	5.00	1/1/2020	1,400,000	1,436,358
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds
(Issue J)	5.00	7/1/2021	2,350,000	2,483,691
Massachusetts Educational Financing
Authority,
Revenue Bonds	5.00	7/1/2023	2,300,000	2,508,587
Massachusetts Educational Financing
Authority,
Revenue Bonds (Refunding)	5.00	7/1/2024	2,000,000	2,212,400
Massachusetts Federal Highway,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/2027	2,000,000	2,272,240
Massachusetts Federal Highway,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/2025	4,560,000	5,218,874
Massachusetts Federal Highway,
Revenue Bonds, Refunding
(Accelerated Bridge Program)	5.00	6/15/2027	4,800,000	5,629,824
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/2032	125,000	125,311
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/2037	360,000	360,896

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Dana-Farber Cancer
Institute Issue)	5.25	12/1/2027	2,000,000	2,006,080
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Dana-Farber Cancer
Institute Issue)	5.25	12/1/2022	2,750,000	2,758,085
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Massachusetts
Institute of Technology Issue)	5.00	7/1/2023	3,335,000	3,760,946
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Massachusetts
Institute of Technology Issue)	5.50	7/1/2022	1,800,000	2,018,268
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Northeastern
University Issue)	5.00	10/1/2030	3,000,000	3,146,490
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/2030	840,000	858,631
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Tufts University
Issue)	5.25	2/15/2026	3,130,000	3,707,203
Massachusetts Housing Finance
Agency,
Housing Revenue Bonds	2.95	12/1/2032	1,000,000	913,800
Massachusetts Housing Finance
Agency,
Housing Revenue Bonds	4.00	6/1/2019	760,000	766,506
Massachusetts Housing Finance
Agency,
Single Family Housing Revenue
Bonds	3.50	12/1/2046	1,415,000	1,446,441
Massachusetts Housing Finance
Agency,
Single Family Housing Revenue
Bonds	4.00	12/1/2048	1,250,000	1,311,363
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2028	200,000	225,228
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2029	200,000	224,338
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2028	1,330,000	1,504,961
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2031	1,500,000	1,635,510

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2027	1,345,000	1,453,541
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2024	315,000	356,438
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2033	2,000,000	2,224,520
Massachusetts Port Authority,
Revenue Bonds	5.00	7/1/2032	750,000	836,655
Massachusetts School Building
Authority,
Sales Tax Revenue Bonds, Refunding	5.00	2/15/2037	1,040,000	1,144,624
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds	4.00	8/15/2032	2,500,000	2,619,625
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/2029	2,700,000	2,947,860
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/2030	2,000,000	2,178,420
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds	5.00	8/15/2026	2,000,000	2,194,760
Massachusetts Turnpike Authority,
Turnpike Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.) (Escrowed to Maturity)	5.00	1/1/2020	1,565,000	1,593,718
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
Bonds (MWRA Program)	5.75	8/1/2029	155,000	155,470
Massachusetts Water Resources
Authority,
General Revenue Bonds, Refunding,
Ser. C	5.00	8/1/2031	550,000	641,982
Massachusetts Water Resources
Authority,
Revenue Bonds, Refunding, Series B	5.25	8/1/2028	2,000,000	2,453,880
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue Bonds	5.00	7/1/2041	4,090,000	4,306,729
Minuteman Regional Vocational
Technical School District,
GO	5.00	10/15/2028	1,055,000	1,237,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.9% (continued)
Massachusetts - 90.6% (continued)
Minuteman Regional Vocational
Technical School District,
GO	5.00	10/15/2027	525,000	618,980
Minuteman Regional Vocational
Technical School District,
GO	5.00	10/15/2026	915,000	1,085,977
Mount Greylock Regional School
District,
GO (School Bonds)	4.00	6/15/2029	745,000	789,328
Mount Greylock Regional School
District,
GO (School Bonds)	4.00	6/15/2030	315,000	331,761
Mount Greylock Regional School
District,
GO (School Bonds)	4.00	6/15/2027	640,000	684,851
Mount Greylock Regional School
District,
GO (School Bonds)	4.00	6/15/2028	420,000	447,649
Natick,
GO	4.00	7/15/2033	3,000,000	3,197,880
Natick,
GO	5.00	7/15/2029	2,000,000	2,376,520
Plainville,
GO	4.00	10/15/2030	1,210,000	1,306,461
Randolph,
GO	5.00	9/15/2031	595,000	702,193
University of Massachusetts Building
Authority,
Revenue Bonds (University of
Massachusetts)	5.00	11/1/2034	2,200,000	2,536,094
Worcester,
GO, Refunding (Muni Purpose Loan)	5.00	1/15/2029	1,690,000	1,950,649
				266,842,573
Michigan - .7%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2033	2,000,000	2,136,160
New Jersey - 3.6%
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; AMBAC)	5.25	12/15/2020	1,760,000	1,855,955
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/2025	2,000,000	2,214,060

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.9% (continued)
New Jersey - 3.6% (continued)
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/2021	2,160,000		2,318,954
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	875,000		966,823
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2028	1,375,000		1,543,891
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2029	1,375,000		1,535,641
					10,435,324
New York - 2.1%
Metropolitan Transportation Authority,
Revenue Bonds, Refunding (Green
Bond) Series C-1	5.00	11/15/2030	1,350,000		1,549,111
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	2,250,000	[d]	2,299,837
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2025	2,075,000		2,300,220
					6,149,168
U.S. Related - 1.4%
Guam,
Business Privilege Tax Revenue
Bonds	5.00	1/1/2025	1,500,000		1,583,265
Guam,
Hotel Occupancy Tax Revenue Bonds	6.00	11/1/2026	500,000		537,750
Guam,
LOR (Section 30)	5.63	12/1/2019	1,000,000	[a]	1,036,520
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/2019	800,000		808,096
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue Bonds	5.00	7/1/2020	1,100,000	[e]	191,125
					4,156,756
Total Long-Term Municipal Investments
(cost $295,680,777)					294,241,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal Investments - .2%
Massachusetts - .2%
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue) (LOC; U. S. Bank NA)
(cost $400,000)	1.63	12/3/2018	400,000 [f]	400,000
Total Investments (cost $296,080,777)			100.1%	294,641,166
Liabilities, Less Cash and Receivables			(0.1%)	(181,201)
Net Assets			100.0%	294,459,965

LIBOR—London Interbank Offered Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $6,297,997 or 2.14% of net assets.
e Non-income producing—security in default.
f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	20	12/18	2,267,343	2,259,531	7,812
Ultra 10 Year U. S.
Treasury Notes	77	12/18	9,843,963	9,747,719	96,244
Gross Unrealized Appreciation					104,056

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	294,641,166	-	294,641,166
Other Financial Instruments:
Futures††	104,056	-	-	104,056

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2018, accumulated net unrealized depreciation on investments was $1,439,611, consisting of $2,778,887 gross unrealized appreciation and $4,218,498 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Automobiles & Components - .7%
Adient	3,137		74,284
Aptiv	29,680		2,133,992
BorgWarner	79,912		3,162,917
Gentex	84,095		1,893,819
Goodyear Tire & Rubber	24,430		565,799
Harley-Davidson	17,480		739,229
Lear	22,373		3,048,321
Thor Industries	12,105		820,840
Visteon	115,431	[a]	8,521,116
			20,960,317
Banks - 4.8%
Bank OZK	7,940		215,174
BOK Financial	11,415		962,285
CIT Group	50,255		2,333,340
Citizens Financial Group	73,310		2,665,552
Comerica	30,315		2,400,342
Cullen/Frost Bankers	15,365		1,541,417
East West Bancorp	535,844		28,769,464
Fifth Third Bancorp	323,604		9,038,260
First Horizon National	56,965		939,353
First Republic Bank	145,880		14,464,002
Huntington Bancshares	528,442		7,709,969
KeyCorp	340,263		6,240,423
M&T Bank	18,002		3,042,518
New York Community Bancorp	65,180		692,863
PacWest Bancorp	45,530		1,832,127
People's United Financial	76,030		1,281,866
Popular	33,565		1,893,066
Regions Financial	405,926		6,677,483
Signature Bank	72,291		8,915,649
SunTrust Banks	166,123		10,414,251
SVB Financial Group	99,587	[a]	25,375,763
TCF Financial	78,080		1,756,019
Webster Financial	83,132		5,002,052
Zions Bancorp	64,130		3,120,566
			147,283,804
Capital Goods - 9.2%
AECOM	46,100	[a]	1,482,576
Air Lease	100,731		3,914,407

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 9.2% (continued)
Allegion	111,884		10,247,456
AMETEK	197,329		14,489,868
Arconic	96,598		2,074,925
BWX Technologies	129,908		5,874,440
Cummins	35,250		5,324,865
Curtiss-Wright	24,492		2,703,917
Donaldson	40,700		2,280,828
Dover	82,715		7,021,676
Eaton	48,085		3,699,660
EnerSys	33,728		2,946,815
Fastenal	135,463		8,027,537
Flowserve	1,620		78,586
Fluor	237,380		9,715,963
Fortune Brands Home & Security	167,646		7,342,895
Graco	71,343		3,142,659
Harris	32,215		4,605,134
HD Supply Holdings	69,067	[a]	2,755,773
Huntington Ingalls Industries	27,810		5,993,055
IDEX	111,208		15,279,979
Ingersoll-Rand	29,585		3,062,639
ITT	42,953		2,381,744
Jacobs Engineering Group	9,215		605,149
L3 Technologies	17,142		3,141,957
Lincoln Electric Holdings	16,185		1,391,101
Masco	170,997		5,418,895
Mercury Systems	164,514	[a]	8,523,470
Middleby	6,891	[a]	832,364
MSC Industrial Direct, Cl. A	8,510		753,901
Nordson	20,995		2,528,008
nVent Electric	26,730		668,785
Owens Corning	87,493		4,562,760
PACCAR	102,429		6,373,132
Parker-Hannifin	45,942		7,903,862
Pentair	26,730		1,141,371
Quanta Services	121,617	[a]	4,268,757
Regal Beloit	5,480		428,426
Rockwell Automation	12,719		2,217,430
Roper Technologies	107,791		32,077,524
Snap-on	49,187		8,176,847
Spirit AeroSystems Holdings, Cl. A	96,630		7,912,064
Stanley Black & Decker	16,676		2,182,055
Terex	26,455		874,602
Textron	119,039		6,682,849
Timken	83,966		3,371,235

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Capital Goods - 9.2% (continued)
TransDigm Group	8,180	[a]	2,958,461
United Rentals	18,545	[a]	2,172,176
United Technologies	8,809		1,073,288
W.W. Grainger	7,602		2,387,332
WABCO Holdings	87,287	[a]	10,601,006
Wabtec	19,895		1,882,067
Watsco	47,286		7,267,858
WESCO International	22,211	[a]	1,186,290
Xylem	214,763		15,673,404
			281,685,823
Commercial & Professional Services - 3.5%
Cintas	17,005		3,186,397
Copart	236,731	[a]	12,115,893
CoStar Group	65,272	[a]	24,110,824
Dun & Bradstreet	35,580		5,107,153
Equifax	17,235		1,769,517
IHS Markit	54,071	[a]	2,885,769
KAR Auction Services	73,595		4,205,218
Manpowergroup	31,862		2,586,557
Nielsen Holdings	623,146		16,930,877
Republic Services	43,970		3,400,640
Robert Half International	87,288		5,397,017
Stericycle	360	[a]	17,305
Verisk Analytics	126,863	[a]	15,644,745
Waste Connections	149,835		11,759,051
			109,116,963
Consumer Durables & Apparel - 3.1%
Carter's	83,021		7,679,442
D.R. Horton	26,010		968,092
Garmin	22,545		1,502,850
Hanesbrands	51,240		815,228
Hasbro	122,178		11,118,198
Leggett & Platt	22,780		882,497
Lennar, Cl. A	16,500		705,045
Lennar, Cl. B	330		11,405
Lululemon Athletica	124,422	[a]	16,492,136
Mattel	32,650	[a]	453,835
Michael Kors Holdings	22,195	[a]	971,031
Mohawk Industries	1,835	[a]	234,990
Newell Brands	663,126		15,517,148
NVR	780	[a]	1,911,000
Polaris Industries	12,611		1,223,267
PulteGroup	55,720		1,477,694
PVH	13,625		1,505,699

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Consumer Durables & Apparel - 3.1% (continued)
Ralph Lauren	10,939		1,218,605
Skechers USA, Cl. A	550,230	[a]	14,856,210
Tapestry	33,095		1,288,388
Toll Brothers	45,290		1,493,211
TopBuild	6,003	[a]	305,853
Under Armour, Cl. A	436,773	[a]	10,430,139
Under Armour, Cl. C	24,910	[a]	556,240
VF	16,815		1,366,891
Whirlpool	8,340		1,051,924
			96,037,018
Consumer Services - 3.2%
Aramark	54,045		2,056,953
Caesars Entertainment	87,555	[a]	745,969
Chipotle Mexican Grill	20,059	[a]	9,492,119
Darden Restaurants	22,040		2,436,302
Dunkin' Brands Group	15,355		1,136,270
Grand Canyon Education	82,897	[a]	10,143,277
H&R Block	37,435		1,011,119
Hilton Grand Vacations	21,761	[a]	697,658
Hilton Worldwide Holdings	19,703		1,488,365
Hyatt Hotels, Cl. A	9,770		696,699
International Game Technology	24,415		420,182
Marriott International, Cl. A	11,320		1,302,140
Marriott Vacations Worldwide	1,333		108,240
MGM Resorts International	60,420		1,628,923
Norwegian Cruise Line Holdings	240,114	[a]	12,322,650
Royal Caribbean Cruises	20,180		2,281,753
Service Corporation International	52,230		2,413,026
Six Flags Entertainment	163,602		10,038,619
Texas Roadhouse	149,392		9,864,354
Wyndham Destinations	75,035		3,111,701
Wyndham Hotels & Resorts	83,682		4,194,979
Wynn Resorts	172,709		18,894,365
Yum China Holdings	41,375		1,482,466
			97,968,129
Diversified Financials - 5.3%
Affiliated Managers Group	14,387		1,598,683
Ally Financial	416,882		11,122,412
Ameriprise Financial	22,290		2,892,127
Annaly Capital Management	128,760	[b]	1,292,750
Credit Acceptance	2,099	[a]	859,373
Discover Financial Services	174,150		12,416,895
E*TRADE Financial	367,779		19,231,164
Eaton Vance	57,996		2,362,177

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Diversified Financials - 5.3% (continued)
Intercontinental Exchange	209,294		17,103,506
Invesco	233,651		4,754,798
Jefferies Financial Group	788,698		17,233,051
Legg Mason	37,895		1,097,818
LPL Financial Holdings	22,080		1,416,874
MFA Financial	178,380	[b]	1,293,255
Moody's	39,681		6,312,057
Nasdaq	23,680		2,162,458
Navient	213,634		2,456,791
New Residential Investment	28,900	[b]	497,080
Northern Trust	19,900		1,974,677
Raymond James Financial	221,911		17,692,964
SLM	1,307,246	[a]	13,425,416
Starwood Property Trust	73,040	[b]	1,633,905
State Street	21,274		1,553,427
Synchrony Financial	159,548		4,145,057
T. Rowe Price Group	28,625		2,844,180
TD Ameritrade Holding	223,188		12,009,746
Two Harbors Investment	47,300	[b]	680,174
			162,062,815
Energy - 4.8%
Antero Resources	38,520	[a]	505,768
Apache	50,900		1,788,117
Apergy	63,835		2,188,264
Cabot Oil & Gas	871,485		21,926,563
Cheniere Energy	205,736	[a]	12,574,584
Cimarex Energy	64,895		5,320,092
CNX Resources	75,810	[a]	1,049,210
Concho Resources	17,823	[a]	2,323,050
CONSOL Energy	7,691		264,263
Devon Energy	33,930		917,128
Diamondback Energy	74,461		8,218,974
Enerplus	111,291		1,071,732
EQT	46,087		862,288
Equitrans Midstream	36,869		822,916
Helmerich & Payne	45,515		2,758,209
Hess	21,185		1,141,660
HollyFrontier	30,210		1,887,219
Marathon Oil	170,985		2,853,740
Marathon Petroleum	168,471		10,977,571
Murphy Oil	24,030		766,557
National Oilwell Varco	21,315		684,425
Newfield Exploration	31,030	[a]	525,959
Noble Energy	152,418		3,618,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Energy - 4.8% (continued)
ONEOK	51,145		3,141,837
Parsley Energy, Cl. A	630,068	[a]	12,683,269
PBF Energy, Cl. A	24,435		945,146
PDC Energy	168,241	[a]	5,710,100
Pioneer Natural Resources	144,280		21,317,370
Targa Resources	54,450		2,430,103
TechnipFMC	63,092		1,456,794
Transocean	134,575	[a]	1,248,856
Valero Energy	111,946		8,944,485
Whiting Petroleum	13,700	[a]	414,699
Williams Cos.	51,045		1,292,459
WPX Energy	118,225	[a]	1,649,239
			146,281,049
Food & Staples Retailing - .3%
Casey's General Stores	6,785		878,454
Kroger	114,320		3,390,731
US Foods Holding	168,761	[a]	5,599,490
			9,868,675
Food, Beverage & Tobacco - 1.8%
Archer-Daniels-Midland	308,479		14,196,204
Brown-Forman, Cl. B	21,662		1,033,711
Bunge	7,615		434,588
Campbell Soup	29,260		1,146,992
Coca-Cola European Partners	100,239		4,865,601
ConAgra Brands	59,276		1,916,986
Constellation Brands, Cl. A	7,293		1,427,678
Hain Celestial Group	14,215	[a]	294,251
Hershey	12,140		1,314,762
Hormel Foods	24,060		1,084,865
Ingredion	97,024		10,135,127
J.M. Smucker	16,100		1,682,611
Kellogg	26,680		1,698,182
Keurig Dr Pepper	11,415		308,205
Lamb Weston Holdings	32,136		2,464,831
McCormick & Co.	19,335		2,900,250
Molson Coors Brewing, Cl. B	7,145		469,927
Monster Beverage	17,622	[a]	1,051,681
Nomad Foods	129,111	[a]	2,610,624
Pilgrim's Pride	5,670	[a]	112,493
Post Holdings	10,390	[a]	1,005,232
Tyson Foods, Cl. A	39,385		2,321,746
			54,476,547
Health Care Equipment & Services - 8.0%
ABIOMED	76,447	[a]	25,432,388

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Health Care Equipment & Services - 8.0% (continued)
Acadia Healthcare	12,960	[a]	440,251
Align Technology	102,828	[a]	23,639,129
AmerisourceBergen	28,230		2,509,647
athenahealth	7,881	[a]	1,048,961
Boston Scientific	536,761	[a]	20,219,787
Centene	27,368	[a]	3,893,098
Cerner	135,638	[a]	7,854,797
Cooper	49,725		13,864,822
DaVita	47,981	[a]	3,169,625
Dentsply Sirona	38,116		1,440,022
DexCom	124,281	[a]	16,105,575
Edwards Lifesciences	23,983	[a]	3,885,486
Encompass Health	12,300		925,083
HealthEquity	30,242	[a]	2,682,163
Henry Schein	76,259	[a]	6,802,303
Hill-Rom Holdings	14,955		1,450,037
Hologic	23,175	[a]	1,029,202
IDEXX Laboratories	61,961	[a]	12,625,173
Intuitive Surgical	10,203	[a]	5,416,467
Laboratory Corporation of America
Holdings	92,930	[a]	13,534,325
McKesson	41,397		5,153,926
Medidata Solutions	148,675	[a]	11,479,197
Molina Healthcare	9,280	[a]	1,296,509
Penumbra	5,397	[a]	751,370
Quest Diagnostics	25,140		2,226,650
ResMed	23,420		2,618,122
STERIS	106,376		12,667,254
Teleflex	28,430		7,830,191
Universal Health Services, Cl. B	35,379		4,881,948
Varian Medical Systems	78,861	[a]	9,730,659
Veeva Systems, Cl. A	16,395	[a]	1,576,543
WellCare Health Plans	5,460	[a]	1,391,645
Zimmer Biomet Holdings	144,164		16,870,071
			246,442,426
Household & Personal Products - .7%
Church & Dwight	247,507		16,382,488
Clorox	15,458		2,560,154
Energizer Holdings	17,164		769,462
Herbalife	14,290	[a]	818,103
Nu Skin Enterprises, Cl. A	13,635		899,501
			21,429,708
Insurance - 2.8%
Aflac	41,010		1,875,797

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Insurance - 2.8% (continued)
Alleghany	14,131		8,917,085
Allstate	72,186		6,438,269
Aon	68,929		11,380,867
Assurant	20,175		1,961,817
Assured Guaranty	22,780		929,880
Axis Capital Holdings	7,645		423,151
Cincinnati Financial	30,910		2,526,274
Everest Re Group	27,556		6,119,636
Fidelity National Financial	48,465		1,628,424
Hartford Financial Services Group	53,110		2,346,931
Lincoln National	36,155		2,276,680
Loews	99,931		4,802,684
Markel	1,474	[a]	1,686,462
Marsh & McLennan Cos.	27,297		2,421,244
Old Republic International	86,890		1,959,369
Principal Financial Group	32,030		1,579,720
Progressive	61,690		4,089,430
Reinsurance Group of America	70,434		10,521,431
Torchmark	20,398		1,762,591
Travelers Cos	26,210		3,416,998
Unum Group	61,110		2,194,460
WR Berkley	81,128		6,391,264
			87,650,464
Materials - 4.9%
Albemarle	19,155		1,845,010
Alcoa	8,822	[a]	280,628
Ashland Global Holdings	9,861		807,517
Avery Dennison	17,365		1,673,986
Axalta Coating Systems	31,520	[a]	788,946
Ball	34,470		1,692,822
Bemis	25,965		1,266,053
Berry Global Group	45,165	[a]	2,272,703
Celanese, Ser. A	22,210		2,241,655
CEMEX, ADR	239,412	[a]	1,230,578
CF Industries Holdings	21,630		912,570
Crown Holdings	53,883	[a]	2,763,120
Eagle Materials	122,548		8,946,004
Eastman Chemical	6,350		500,507
FMC	56,187		4,648,912
Freeport-McMoRan	1,137,491		13,581,643
Goldcorp	283,588		2,631,697
Graphic Packaging Holding	222,687		2,670,017
Huntsman	731,551		14,791,961
Ingevity	3,558	[a]	348,720

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 4.9% (continued)
International Flavors & Fragrances	15,023		2,127,707
International Paper	48,355		2,233,517
LyondellBasell Industries	120,663		11,259,065
Martin Marietta Materials	12,683		2,418,521
Mosaic	155,770		5,607,720
Newmont Mining	414,340		13,399,756
Nucor	40,615		2,453,552
Nutrien	65,663		3,385,584
Packaging Corporation of America	131,049		12,819,213
Reliance Steel & Aluminum	23,920		1,924,364
Royal Gold	14,685		1,074,208
Sealed Air	29,410		1,074,347
Sherwin-Williams	2,924		1,239,981
Sonoco Products	26,190		1,506,973
Steel Dynamics	97,766		3,441,363
Trinseo	23,359		1,180,330
Valvoline	38,601		814,095
Vulcan Materials	124,434		13,153,918
W.R. Grace & Co.	8,521		543,981
WestRock	43,441		2,046,506
			149,599,750
Media & Entertainment - 2.7%
Activision Blizzard	263,108		13,123,827
Altice USA	322,850		5,711,216
AMC Networks, Cl. A	13,250	[a]	793,145
CBS, Cl. B	26,575		1,439,833
Cinemark Holdings	36,750		1,410,097
Discovery, Cl. C	91,358	[a]	2,551,629
DISH Network, Cl. A	30,935	[a]	1,013,431
Electronic Arts	46,965	[a]	3,948,348
GCI Liberty	14,660	[a]	701,774
InterActiveCorp	27,419	[a]	4,879,485
Interpublic Group of Companies	73,700		1,731,950
John Wiley & Sons, Cl. A	20,226		1,118,296
Liberty Broadband, Cl. A	2,552	[a]	217,252
Liberty Broadband, Cl. C	8,505	[a]	721,649
Liberty Media Corp-Liberty Formula
One, Cl. A	2,552	[a]	73,549
Liberty Media Corp-Liberty Formula
One, Cl. C	237,682	[a]	7,087,677
Liberty Media Corp-Liberty SiriusXM, Cl.
A	10,210	[a]	406,256
Liberty Media Corp-Liberty SiriusXM, Cl.
C	43,000	[a]	1,725,160
Lions Gate Entertainment, Cl. B	8,589		154,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Media & Entertainment - 2.7% (continued)
Live Nation Entertainment	11,510	[a]	640,877
NetEase, ADR	8,229		1,868,559
News Corp., Cl. A	113,860		1,477,903
Omnicom Group	47,575		3,661,848
Sinclair Broadcast Group, Cl. A	107,053		3,366,817
Spotify Technology	45,711	[a]	6,234,066
Take-Two Interactive Software	14,617	[a]	1,603,046
Tribune Media	17,830		717,836
TripAdvisor	9,380	[a]	600,883
Twitter	377,522	[a]	11,873,067
Viacom, Cl. B	40,765		1,258,008
Zillow Group	15,090	[a]	551,540
			82,663,884
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
Agilent Technologies	135,243		9,784,831
Agios Phamaceuticals	11,126	[a]	732,091
Alexion Pharmaceuticals	116,665	[a]	14,367,295
Alkermes	156,899	[a]	5,717,400
Alnylam Pharmaceuticals	42,186	[a]	3,423,816
Andeavor	12,380	[a]	574,184
BioMarin Pharmaceutical	86,488	[a]	8,305,443
Bio-Techne	11,230		1,812,747
Catalent	14,965	[a]	593,362
Charles River Laboratories International	11,800	[a]	1,591,230
Exact Sciences	18,315	[a]	1,428,204
Galapagos, ADR	36,888	[a]	3,715,359
GW Pharmaceuticals, ADR	30,271	[a]	3,723,938
ICON	26,419	[a]	3,823,358
Incyte	14,730	[a]	946,403
Ionis Pharmaceuticals	24,115	[a]	1,405,663
IQVIA Holdings	27,412	[a]	3,428,419
Jazz Pharmaceuticals	158,061	[a]	23,898,823
Ligand Pharmaceuticals, Cl. B	47,097	[a]	7,430,494
Mallinckrodt	11,771	[a]	280,032
Mettler-Toledo International	4,135	[a]	2,632,589
Mylan	604,482	[a]	20,467,761
Nektar Therapeutics	21,165	[a]	854,854
Neurocrine Biosciences	78,463	[a]	6,925,929
Perrigo Co.	6,176		384,641
PRA Health Sciences	147,916	[a]	17,267,714
QIAGEN	30,176	[a]	1,069,437
REGENXBIO	24,719	[a]	1,480,915
Sage Therapeutics	97,824	[a]	11,278,129
Sarepta Therapeutics	77,404	[a]	10,021,496

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
(continued)
Seattle Genetics	7,885	[a]	493,443
United Therapeutics	6,732	[a]	795,049
Waters	14,140	[a]	2,807,921
Zoetis	11,475		1,077,158
			174,540,128
Real Estate - 4.2%
American Homes 4 Rent, Cl. A	92,116	[b]	1,918,776
Apartment Investment & Management,
Cl. A	39,930	[b]	1,880,304
AvalonBay Communities	20,124	[b]	3,835,031
Boston Properties	81,913	[b]	10,746,986
Brixmor Property Group	31,015	[b]	511,748
Camden Property Trust	27,220	[b]	2,590,255
CBRE Group, Cl. A	63,290	[a]	2,764,507
CyrusOne	34,850	[b]	1,954,388
Digital Realty Trust	37,268	[b]	4,287,311
Douglas Emmett	110,104	[b]	4,065,040
Duke Realty	171,277	[b]	4,874,543
EPR Properties	9,350	[b]	662,261
Equinix	23,111	[b]	8,904,206
Equity Commonwealth	58,545	[b]	1,859,975
Equity Lifestyle Properties	33,015	[b]	3,285,983
Equity Residential	73,394	[b]	5,229,322
Essex Property Trust	9,625	[b]	2,526,659
Extra Space Storage	28,165	[b]	2,703,277
Federal Realty Investment Trust	6,574	[b]	868,360
Forest City Realty Trust, Cl. A	55,930	[b]	1,415,029
Gaming and Leisure Properties	28,500	[b]	981,255
HCP	43,290	[b]	1,266,665
Healthcare Trust of America, Cl. A	46,215	[b]	1,299,566
Hospitality Properties Trust	49,270	[b]	1,322,407
Host Hotels & Resorts	105,409	[b]	2,002,771
Iron Mountain	53,958	[b]	1,832,953
JBG SMITH Properties	16,615	[b]	665,763
Jones Lang LaSalle	8,438		1,208,322
Kilroy Realty	25,897	[b]	1,815,121
Kimco Realty	2,370	[b]	38,750
Macerich	32,355	[b]	1,627,133
Mid-America Apartment Communities	14,390	[b]	1,490,228
Omega Healthcare Investors	16,155	[b]	612,921
Park Hotels & Resorts	23,551	[b]	725,842
Prologis	47,449	[b]	3,195,216
Rayonier	46,864	[b]	1,482,308

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Real Estate - 4.2% (continued)
Realty Income	62,015	[b]	3,974,541
Regency Centers	108,444	[b]	6,903,545
Retail Properties of America, Cl. A	124,926	[b]	1,572,818
Retail Value	6,198	[b]	179,680
SBA Communications	17,347	[a,b]	2,963,041
Senior Housing Properties Trust	18,740	[b]	257,862
SITE Centers	63,750	[b]	793,050
SL Green Realty	87,909	[b]	8,476,186
Spirit Realty Capital	30,815		228,647
UDR	56,260	[b]	2,397,801
Uniti Group	31,350	[b]	624,806
Ventas	32,460	[b]	2,060,885
VEREIT	48,525	[b]	371,216
Vornado Realty Trust	25,240	[b]	1,816,270
Weingarten Realty Investors	42,645	[b]	1,230,735
Welltower	34,295	[b]	2,480,557
Weyerhaeuser	75,927	[b]	2,005,232
WP Carey	22,545	[b]	1,527,424
			128,315,478
Retailing - 4.6%
Advance Auto Parts	12,860		2,285,351
AutoNation	17,970	[a]	667,226
AutoZone	3,700	[a]	2,993,559
Best Buy	36,250		2,341,387
Burlington Stores	57,937	[a]	9,603,637
CarMax	25,000	[a]	1,651,750
Dollar General	73,122		8,115,811
Dollar Tree	53,531	[a]	4,644,885
eBay	104,343	[a]	3,114,639
Expedia Group	43,385		5,240,474
Foot Locker	30,885		1,741,914
Gap	465,396		12,700,657
Genuine Parts	18,260		1,893,745
GrubHub	13,409	[a]	1,049,791
Kohl's	27,880		1,872,700
L Brands	9,270		306,930
LKQ	287,278	[a]	7,997,820
Macy's	30,005		1,026,771
Murphy USA	5,077	[a]	411,339
Nordstrom	82,739		4,374,411
O'Reilly Automotive	48,074	[a]	16,671,102
Pool	72,752		11,822,928
Qurate Retail Group	67,655	[a]	1,503,294
Ross Stores	236,704		20,735,270

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Retailing - 4.6% (continued)
Tiffany & Co.	16,960		1,543,360
Tractor Supply	23,465		2,232,225
Ulta Salon Cosmetics & Fragrance	34,208	[a]	10,186,800
Wayfair, Cl. A	7,970	[a]	846,414
Williams-Sonoma	20,935		1,185,549
			140,761,739
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices	140,345	[a]	2,989,348
Analog Devices	30,871		2,837,662
Applied Materials	37,675		1,404,524
Cypress Semiconductor	71,745		997,256
First Solar	16,565	[a]	736,314
KLA-Tencor	26,296		2,591,734
Lam Research	21,200		3,327,552
Marvell Technology Group	268,868		4,331,463
Maxim Integrated Products	117,908		6,593,415
Microchip Technology	110,658		8,299,350
Micron Technology	61,645	[a]	2,377,031
NVIDIA	59,092		9,657,406
Qorvo	66,808	[a]	4,396,634
Skyworks Solutions	259,536		18,886,435
Teradyne	128,662		4,591,947
Versum Materials	59,680		2,067,315
Xilinx	30,960		2,863,181
			78,948,567
Software & Services - 15.2%
2U	7,400	[a]	432,086
Akamai Technologies	16,890	[a]	1,161,187
Alliance Data Systems	22,977		4,603,672
Amdocs	63,479		4,120,422
ANSYS	92,452	[a]	14,979,073
Autodesk	28,790	[a]	4,160,155
Black Knight	14,860	[a]	673,752
Broadridge Financial Solutions	155,806		16,495,181
CDK Global	73,347		3,696,689
Citrix Systems	11,990		1,306,550
Cognizant Technology Solutions, Cl. A	14,147		1,007,691
Conduent	39,424	[a]	505,416
CoreLogic	21,925	[a]	887,086
Dell Technologies, Cl. V	24,080	[a]	2,539,958
DocuSign	150,215		6,272,978
DXC Technology	139,565		8,798,178
Fidelity National Information Services	254,188		27,439,595
First Data, Cl. A	994,990	[a]	18,984,409

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Software & Services - 15.2% (continued)
Fiserv	268,485	[a]	21,245,218
FleetCor Technologies	10,138	[a]	1,960,689
Gartner	95,516	[a]	14,632,096
Global Payments	119,651		13,378,178
HubSpot	144,891	[a]	20,144,196
Intuit	141,068		30,263,318
Jack Henry & Associates	24,220		3,383,534
Leidos Holdings	63,288		3,987,144
LogMeIn	185,699		17,127,019
New Relic	46,928	[a]	4,091,652
Nuance Communications	341,419	[a]	5,459,290
Nutanix, Cl. A	17,790	[a]	795,391
Okta	16,025	[a]	1,019,991
Paychex	29,815		2,109,709
Perspecta	9,550		201,601
Proofpoint	93,476	[a]	9,068,107
RealPage	188,751	[a]	9,735,777
Red Hat	94,627	[a]	16,896,597
ServiceNow	93,504	[a]	17,323,486
Shopify, Cl. A	107,318	[a]	16,383,166
Splunk	197,910	[a]	22,112,484
Square, Cl. A	291,988	[a]	20,392,442
SS&C Technologies Holdings	379,868		18,290,644
Symantec	35,785		791,206
Tableau Software, Cl. A	13,962	[a]	1,740,224
Teradata	220,187	[a]	8,285,637
Total System Services	37,190		3,249,290
Twilio, Cl. A	271,197	[a]	25,625,405
Tyler Technologies	59,683	[a]	11,504,495
Ultimate Software Group	37,300	[a]	9,844,216
VeriSign	22,480	[a]	3,508,229
Western Union	107,965		2,022,184
WEX	4,062	[a]	629,488
Workday, Cl. A	13,895	[a]	2,278,780
Worldpay, Cl. A	22,610	[a]	1,940,164
Zendesk	108,082	[a]	6,423,313
			465,908,438
Technology Hardware & Equipment - 4.7%
Amphenol	316,065		27,794,756
Arista Networks	6,599	[a]	1,573,730
Arrow Electronics	27,728	[a]	2,134,224
Avnet	20,765		909,922
CDW	7,325		678,881
Cognex	139,974		6,161,655

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Technology Hardware & Equipment - 4.7% (continued)
CommScope Holding	17,765	[a]	321,547
Corning	49,800		1,604,556
EchoStar, Cl. A	18,770	[a]	785,337
F5 Networks	9,231	[a]	1,587,455
Flex	130,057	[a]	1,137,999
FLIR Systems	183,198		8,401,460
HP	269,209		6,191,807
Juniper Networks	55,900		1,604,889
Keysight Technologies	157,412	[a]	9,731,210
Lumentum Holdings	214,256	[a]	9,527,964
Motorola Solutions	25,235		3,312,094
National Instruments	172,800		8,460,288
NCR	23,405	[a]	648,553
NetApp	55,948		3,741,243
Palo Alto Networks	12,380	[a]	2,141,121
TE Connectivity	73,861		5,682,127
Trimble	515,235	[a]	19,594,387
Western Digital	54,247		2,462,271
Xerox	166,889		4,492,652
Zebra Technologies, Cl. A	71,172	[a]	12,796,726
			143,478,854
Telecommunication Services - .2%
CenturyLink	77,993		1,466,268
Sprint	116,415	[a]	731,086
Telephone & Data Systems	32,310		1,154,436
Zayo Group Holdings	68,170	[a]	1,794,234
			5,146,024
Transportation - 2.5%
American Airlines Group	19,245		772,879
CH Robinson Worldwide	25,380		2,343,335
Copa Holdings	8,535		725,731
Delta Air Lines	62,938		3,820,966
Expeditors International of Washington	27,280		2,075,735
Genesee & Wyoming, Cl. A	11,790	[a]	981,871
J.B. Hunt Transport Services	248,904		26,473,429
JetBlue Airways	48,500	[a]	946,720
Kansas City Southern	18,870		1,944,553
Knight-Swift Transportation Holdings	290,299		10,061,763
Landstar System	15,410		1,680,923
Macquarie Infrastructure	8,575		357,578
Southwest Airlines	419,983		22,935,272
United Continental Holdings	34,750	[a]	3,360,325
			78,481,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Utilities - 3.3%
AES	98,890		1,531,806
Alliant Energy	46,306		2,101,829
Ameren	53,545		3,674,258
American Electric Power	62,945		4,893,344
American Water Works	27,465		2,620,436
Aqua America	52,070		1,785,480
Atmos Energy	19,940		1,907,660
CenterPoint Energy	75,485		2,114,335
CMS Energy	76,430		3,981,239
Consolidated Edison	22,755		1,828,364
DTE Energy	64,064		7,671,023
Edison International	95,689		5,293,515
Entergy	114,703		9,986,043
Evergy	63,199		3,752,125
Eversource Energy	56,275		3,845,833
FirstEnergy	37,365		1,413,518
National Fuel Gas	10,545		567,848
NiSource	80,020		2,114,128
NRG Energy	65,635		2,522,353
OGE Energy	7,910		313,394
Pinnacle West Capital	123,592		11,044,181
PPL	121,150		3,705,978
Public Service Enterprise Group	47,975		2,681,802
Sempra Energy	22,455		2,587,265
Vectren	34,775		2,497,193
Vistra Energy	109,097	[a]	2,561,598
WEC Energy Group	33,840		2,452,723
Xcel Energy	201,393		10,563,063
			102,012,334
Total Common Stocks (cost $2,230,849,459)			3,031,120,014

Limited Partnerships - .0%
Real Estate - .0%
Brookfield Property Partners LP
(cost $692,027)	33,618		593,694

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell Mid-Cap Growth ETF	36,065		4,516,420
SPDR S&P MidCap 400 ETF Trust	5,763		1,975,211
Total Exchange-Traded Funds (cost $6,438,685)			6,491,631

		Number of
		Rights
Rights - .0%
Health Care Equipment & Services - .0%
Community Health Systems
(cost $2,051)		33,320	47
	1-Day
	Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $36,503,412)	2.23	36,503,412 [c]	36,503,412
Total Investments (cost $2,274,485,634)		100.2%	3,074,708,798
Liabilities, Less Cash and Receivables		(.2%)	(5,019,188)
Net Assets		100.0%	3,069,689,610

ADR—American Depository Receipt ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	3,031,120,014	-	-	3,031,120,014
Exchange-Traded
Funds	6,491,631	-	-	6,491,631
Investment Company	36,503,412	-	-	36,503,412
Master Limited
Partnerships†	593,694	-	-	593,694
Rights†	47	-	-	47

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized appreciation on investments was $800,223,164, consisting of $870,330,915 gross unrealized appreciation and $70,107,751 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 1.2%
Health Care - 1.2%
Montefiore Obligated Group,
Unscd. Bonds, Series 18-C	5.25	11/1/2048	15,000,000		14,508,175
Partners Healthcare System,
Gtd. Bonds	3.77	7/1/2048	6,000,000		5,286,444
Total Bonds and Notes
(cost $20,917,360)					19,794,619

Long-Term Municipal Investments - 98.1%
Alabama - .6%
Auburn University,
Revenue Bonds	5.00	6/1/2048	5,000,000		5,600,850
Auburn University,
Revenue Bonds	5.00	6/1/2043	3,500,000		3,942,470
					9,543,320
Arizona - 1.7%
Arizona Health Facilities Authority,
HR (Phoenix Children's Hospital)	5.00	2/1/2042	6,000,000		6,303,840
Arizona Industrial Development
Authority,
Revenue Bonds	5.50	7/1/2038	1,165,000	[a]	1,174,005
Arizona Industrial Development
Authority,
Revenue Bonds	5.63	7/1/2048	2,000,000	[a]	2,012,140
Arizona Industrial Development
Authority,
Revenue Bonds	5.75	7/1/2053	3,260,000	[a]	3,284,939
Maricopa County Special Health Care
District,
GO	5.00	7/1/2036	7,500,000		8,487,975
Pinal County Industrial Development
Authority,
Revenue Bonds (Green Bond)	7.25	10/1/2033	4,000,000	[a]	3,942,400
University Medical Center Corporation,
HR	6.00	7/1/2021	2,500,000	[b]	2,740,475
					27,945,774
Arkansas - .4%
University of Arkansas,
Revenue Bonds	5.00	11/1/2042	5,990,000		6,746,058
California - 15.2%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/2036	2,500,000		2,733,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/2037	1,000,000	1,026,740
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/2035	1,500,000	1,549,500
Anaheim Public Financing Authority,
LR (Anaheim Convention Center
Expansion Project)	5.00	5/1/2046	2,000,000	2,202,800
Bay Area Toll Authority,
Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000	5,095,800
California Communities Development
Authority,
Revenue Bonds, Refunding (Front
Porch Communities & Services)	4.00	4/1/2042	1,600,000	1,610,128
California Communities Development
Authority,
Revenue Bonds, Refunding (Front
Porch Communities & Services)	5.00	4/1/2047	1,500,000	1,635,585
California Community College
Financing Authority,
Revenue Bonds	5.25	5/1/2043	1,250,000	1,354,125
California Community College
Financing Authority,
Revenue Bonds	5.25	5/1/2048	2,000,000	2,156,900
California Education Facilities
Authority,
Revenue Bonds (Loma Linda
University)	5.00	4/1/2042	2,000,000	2,213,480
California Education Facilities
Authority,
Revenue Bonds (Loma Linda
University)	5.00	4/1/2047	2,500,000	2,754,175
California Educational Facilities
Authority,
Revenue Bonds (Loyola Marymount
University)	5.00	10/1/2048	3,000,000	3,340,260
California Health Facilities Financing
Authority,
Revenue Bonds (Children's Hospital)	5.00	8/15/2047	1,000,000	1,082,790
California Health Facilities Financing
Authority,
Revenue Bonds (Kaiser Permanente)	4.00	11/1/2044	12,000,000	12,261,240

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/2047	870,000	[a]	926,750
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	11/15/2056	7,500,000		8,310,525
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/2037	590,000	[a]	637,348
California Health Facilities Financing
Authority,
Revenue Bonds (Saint Joseph Health
System)	5.00	7/1/2037	2,270,000		2,483,425
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	4.00	11/15/2048	5,000,000		5,011,150
California Infrastructure and Economic
Development Bank,
Revenue Bonds (The J. David
Gladstone Institutes Project)	5.25	10/1/2034	900,000		968,400
California Municipal Finance Authority,
Revenue Bonds	5.00	7/1/2038	1,100,000	[a]	1,133,726
California Municipal Finance Authority,
Revenue Bonds	5.00	7/1/2049	1,800,000	[a]	1,836,954
California Municipal Finance Authority,
Revenue Bonds (Community Medical
Centers)	5.00	2/1/2042	1,000,000		1,089,540
California Municipal Finance Authority,
Revenue Bonds (Emerson College
Issue)	6.00	1/1/2022	6,000,000	[b]	6,737,040
California Municipal Finance Authority,
Revenue Bonds (LAX Integrated
Express Solutions LLC Project) Series
A	5.00	12/31/2047	2,250,000		2,408,400
California Municipal Finance Authority,
Revenue Bonds (NorthBay
Healthcare Group)	5.25	11/1/2041	1,200,000		1,273,056
California Municipal Finance Authority,
Revenue Bonds (NorthBay
Healthcare Group)	5.25	11/1/2047	700,000		739,319
California Municipal Finance Authority,
Revenue Bonds (Southwestern Law
School)	6.50	11/1/2031	300,000		332,916
California Municipal Finance Authority,
Student Housing Revenue Bonds
(Bowles Hall Foundation)	5.00	6/1/2050	2,750,000		2,894,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
California Municipal Finance Authority,
Student Housing Revenue Bonds
(Bowles Hall Foundation)	5.00	6/1/2035	600,000		641,790
California School Finance Authority,
Charter School Revenue Bonds
(Summit Public Schools)	5.00	6/1/2047	1,500,000	[a]	1,581,675
California School Finance Authority,
Revenue Bonds	5.00	8/1/2048	1,750,000	[a]	1,848,718
California School Finance Authority,
Revenue Bonds	5.00	8/1/2038	1,000,000	[a]	1,067,400
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/2031	2,000,000		2,163,000
California State University Trustees,
Systemwide Revenue Bonds	4.00	11/1/2045	500,000		505,565
California Statewide Communities
Development Authority,
Mortgage Revenue Bonds (Methodist
Hospital of Southern California
Project) (Collateralized; FHA)	6.75	8/1/2019	2,230,000	[b]	2,304,103
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center)	5.00	12/1/2036	2,500,000	[a]	2,596,975
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center)	5.00	12/1/2041	2,500,000	[a]	2,570,075
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.00	12/1/2033	1,000,000	[a]	1,058,590
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.25	12/1/2048	1,100,000	[a]	1,154,428
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.25	12/1/2038	1,500,000	[a]	1,595,625
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.25	12/1/2043	2,150,000	[a]	2,267,304
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.50	12/1/2058	2,250,000	[a]	2,395,260

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
California Statewide Communities
Development Authority,
Revenue Bonds (Sutter Health)	6.00	8/15/2020	6,000,000	[b]	6,422,340
California Statewide Communities
Development Authority,
Revenue Bonds (University of
California, Irvine East Campus
Apartments)	5.00	5/15/2040	2,000,000		2,161,100
California Statewide Communities
Development Authority,
Student Housing Revenue Bonds
(University of California, Irvine East
Campus Apartments, Phase 1
Refunding- CHF - Irvine, L.L.C.)	5.38	5/15/2038	1,900,000		2,016,774
Capistrano Unified School District
Community Facilities District
Number 90-2,
Special Tax Bonds (Improvement
Area Number 2002-1) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,406,280
City of Sacramento Transient
Occupancy,
Tax Revenue Bonds	5.00	6/1/2048	5,000,000		5,562,400
Foothill Eastern Transportation
Corridor Agency,
Toll Road Revenue Bonds, Refunding	3.95	1/15/2053	5,000,000		4,791,450
Galt Redevelopment Agency,
Tax Allocation Revenue Bonds (Galt
Redevelopment Project)	7.38	9/1/2033	2,000,000		2,253,300
Golden State Tobacco Securitization
Corporation,
Revenue Bonds	5.00	6/1/2028	3,000,000		3,300,330
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding, Series A-
1	5.00	6/1/2047	5,000,000		4,809,150
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding, Series A-
2	5.00	6/1/2047	10,000,000		9,600,100
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2029	3,000,000		3,284,250
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	2/1/2033	4,380,000	[c]	2,588,361
Grant Joint Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/2029	2,080,000	[c]	1,436,989

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
Irvine Reassessment District Number
12-1,
Limited Obligation Improvement
Bonds	4.00	9/2/2029	1,000,000		1,032,260
Long Beach,
Marina Revenue Bonds (Alamitos Bay
Marina Project)	5.00	5/15/2040	2,500,000		2,692,975
Long Beach,
Marina Revenue Bonds (Alamitos Bay
Marina Project)	5.00	5/15/2045	2,000,000		2,151,440
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/2034	1,000,000		1,128,370
Los Angeles County Public Works
Financing Authority,
LR (Multiple Capital Projects)	5.00	12/1/2039	1,000,000		1,116,630
Morongo Band of Mission Indians,
Revenue Bonds, Series A	5.00	10/1/2042	1,000,000	[a]	1,017,020
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/2032	2,500,000	[c]	1,527,450
Northern California Gas Authority
Number 1,
Gas Project Revenue Bonds, 3 Month
LIBOR + .72%	2.33	7/1/2027	660,000	[d]	640,378
Palomar Health,
Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,056,980
Riverside County Transportation
Commission,
Sales Tax Revenue Bonds	5.25	6/1/2023	2,000,000	[b]	2,291,800
Riverside County Transportation
Commission,
Sales Tax Revenue Bonds	5.25	6/1/2023	3,500,000	[b]	4,010,650
Riverside County Transportation
Commission,
Sales Tax Revenue Bonds	5.25	6/1/2023	2,000,000	[b]	2,291,800
Riverside County Transportation
Commission,
Senior Lien Toll Revenue Bonds	5.75	6/1/2048	5,000,000		5,431,350
Riverside County Transportation
Commission,
Senior Lien Toll Revenue Bonds	5.75	6/1/2044	2,000,000		2,176,000
San Diego County Regional Airport
Authority,
Revenue Bonds, Series B	5.00	7/1/2042	1,000,000		1,100,640
San Diego Unified School District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	7/1/2035	2,205,000		2,292,715

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
San Diego Unified School District,
GO, Series A	0.00	7/1/2025	4,000,000	[c]	3,379,560
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue Bonds (Mission
Bay South Public Improvements)	0.00	8/1/2038	2,000,000	[c]	690,740
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue Bonds (Mission
Bay South Public Improvements)	0.00	8/1/2043	7,835,000	[c]	2,001,059
San Francisco City and County
Redevelopment Financing Authority,
Tax Allocation Revenue Bonds (San
Francisco Redevelopment Projects)	6.63	2/1/2021	1,250,000	[b]	1,377,925
San Joaquin Hills Transportation
Corridor Agency,
Senior Lien Toll Road Revenue Bonds	5.00	1/15/2050	5,000,000		5,293,650
San Jose Airport,
Revenue Bonds, Refunding, Series A	5.00	3/1/2047	8,500,000		9,312,600
Sierra Joint Community College District
School Facilities Improvement
District #2,
GO (Capital Appreciation-Western
Nevada) (Insured; National Public
Finance Guarantee Corporation)	0.00	8/1/2031	5,330,000	[c]	3,443,979
Sierra Joint Community College District
School Facilities Improvement
District #2,
GO (Capital Appreciation-Western
Nevada) (Insured; National Public
Finance Guarantee Corporation)	0.00	8/1/2030	3,020,000	[c]	2,050,187
South Bayside Waste Management
Authority,
Solid Waste Enterprise Revenue
Bonds (Shoreway Environmental
Center)	6.00	9/1/2036	1,000,000		1,028,550
Tender Option Bond Trust Receipts
(Series 2016-XM0427) Non-recourse,
5/15/26,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport))	5.25	12/19/2019	10,000,000	[a,e]	10,499,950
University of California,
Revenue Bonds, Refunding (Limited
Project)	5.00	5/15/2037	7,325,000		7,900,598
University of California,
Revenue Bonds, Refunding (Limited
Project)	5.00	5/15/2022	7,280,000	[b]	8,047,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
California - 15.2% (continued)
University of California,
Revenue Bonds, Refunding Series AZ	5.00	5/15/2043	4,000,000		4,541,880
					245,709,770
Colorado - 1.1%
Board of Governors of Colorado State
University System,
Revenue Bonds, Refunding, Series C	5.00	3/1/2043	5,000,000		5,636,250
Colorado Health Facilities Authority,
Hospital Revenue Bonds, Refunding
(Evangelical Lutheran Good
Samaritan Society Project)	5.00	6/1/2047	2,500,000		2,639,775
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.00	10/1/2023	500,000		501,610
Denver City and County Airport System,
Airport Revenue Bonds, Refunding,
Series A	4.00	12/1/2048	1,250,000		1,219,950
Denver City and County Airport System,
Airport Revenue Bonds, Refunding,
Series A	5.25	12/1/2048	3,500,000		3,921,540
Denver Urban Renewal Authority,
Tax Increment Revenue Bonds, Series
A	5.25	12/1/2039	2,000,000	[a]	1,960,120
Denver Urban Renewal Authority,
Tax Increment Revenue Bonds, Series
A	5.25	12/1/2039	2,500,000	[a]	2,481,150
					18,360,395
Delaware - 1.1%
Delaware Health Facilities Authority,
Revenue Bonds, Refunding
(Bayhealth Medical Center Project)	4.00	7/1/2043	2,000,000		2,013,020
Kent Student Housing & Dining Facility,
Revenue Bonds (CHF-Dover LLC
University Project) Series A	5.00	7/1/2048	1,000,000		1,046,750
Kent Student Housing & Dining Facility,
Revenue Bonds (CHF-Dover LLC
University Project) Series A	5.00	7/1/2040	750,000		790,808
Tender Option Bond Trust Receipts
(Series 2016-XM0431) Non-recourse,
11/1/43,
University of Delaware, Revenue
Bonds)	5.00	5/1/2021	12,230,000	[a,e]	13,278,999
					17,129,577
District of Columbia - 1.3%
District of Columbia,
Revenue Bonds (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/2032	3,500,000		3,671,360

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
District of Columbia - 1.3% (continued)
District of Columbia,
Revenue Bonds (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/2023	1,450,000	[b]	1,689,917
District of Columbia,
Revenue Bonds (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/2023	1,700,000	[b]	1,981,282
District of Columbia,
Revenue Bonds (Knowledge is Power
Program, District of Columbia Issue)	6.00	7/1/2023	1,100,000	[b]	1,282,006
District of Columbia,
Revenue Bonds, Refunding (Kipp DC
Issue)	5.00	7/1/2048	5,000,000		5,245,200
District of Columbia,
Revenue Bonds, Refunding (Kipp DC
Project)	5.00	7/1/2042	4,000,000		4,217,640
Metropolitan Washington Airports
Authority,
Dulles Toll Road Revenue Bonds
(Dulles Metrorail and Capital
Improvement Projects) (Insured;
Assured Guaranty Corp.)	0.00	10/1/2036	6,275,000	[c]	2,965,188
					21,052,593
Florida - 2.8%
Capital Trust Agency Inc,
Revenue Bonds (H-Bay Ministries
Inc-Superior Residences Project)
Series A-1	5.00	7/1/2048	750,000		781,643
Capital Trust Agency Inc,
Revenue Bonds (H-Bay Ministries
Inc-Superior Residences Project)
Series B	5.00	7/1/2053	250,000		245,948
Collier County Health Facilities
Authority,
Residential Care Facility Revenue
Bonds (The Moorings Inc.)	5.00	5/1/2045	2,500,000		2,619,850
Davie Educational Facilities,
Revenue Bonds, Refunding (Nova
Southeastern Univerity Project)	5.00	4/1/2048	3,000,000		3,236,820
Higher Educational Facilities Financing
Authority,
Revenue Bonds (The University of
Tampa Project)	5.25	4/1/2042	1,100,000		1,185,558
Jacksonville,
Better Jacksonville Sales Tax Revenue
Bonds	5.00	10/1/2030	750,000		815,220
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/2040	7,545,000		8,323,418

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Florida - 2.8% (continued)
Miami-Dade County,
Aviation Revenue Bonds (Miami
International Airport)	5.50	10/1/2020	1,200,000	[b]	1,276,644
Miami-Dade County,
Seaport Revenue Bonds	5.50	10/1/2042	14,145,000		15,549,457
Miami-Dade County Expressway
Authority,
Toll System Revenue Bonds	5.00	7/1/2040	1,050,000		1,090,835
Miami-Dade County Health Facilities
Authority,
Hospital Revenue Bonds (Nicklaus
Childrens Hospital)	5.00	8/1/2042	4,000,000		4,352,680
Orange County Health Facilities
Authority,
HR (Orlando Health, Inc.)	5.00	10/1/2042	5,000,000		5,293,950
					44,772,023
Georgia - .4%
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.25	7/1/2044	1,500,000		1,673,460
Atlanta Development Authority Senior
Health Care Facilities,
Revenue Bonds (Georgia Proton
Treatment Center Project)	6.75	1/1/2035	2,500,000		2,387,525
Atlanta Development Authority Senior
Health Care Facilities,
Revenue Bonds (Georgia Proton
Treatment Center Project)	7.00	1/1/2040	2,500,000		2,411,475
					6,472,460
Hawaii - 2.3%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company, Inc. and
Subsidiary Projects)	6.50	7/1/2039	6,000,000		6,138,480
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds (The
Queen's Health Systems)	5.00	7/1/2035	7,000,000		7,710,570
Hawaii Department of Budget and
Finance,
Special Purpose Senior Living
Revenue Bonds (Kahala Nui)	5.13	11/15/2032	1,000,000		1,086,690
Hawaii Department of Budget and
Finance,
Special Purpose Senior Living
Revenue Bonds (Kahala Nui)	5.25	11/15/2037	1,000,000		1,083,150

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Hawaii - 2.3% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0429) Non-recourse,
12/1/24,
(Hawaii, GO)	5.00	12/1/2019	20,000,000	[a,e]	21,639,619
					37,658,509
Idaho - .4%
Idaho Health Facilities Authority,
Hospital Revenue Bonds, Refunding
(Trinity Health Credit Group)	5.00	12/1/2047	1,500,000		1,644,240
Idaho Health Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/2032	3,900,000		4,168,203
					5,812,443
Illinois - 10.4%
Board of Education of Chicago
Unlimited Tax,
GO	6.75	12/1/2030	7,500,000	[a]	8,803,275
Board of Education of Chicago
Unlimited Tax,
GO	7.00	12/1/2046	5,000,000	[a]	5,787,750
Board of Education of Chicago
Unlimited Tax,
GO	7.00	12/1/2042	10,000,000	[a]	11,607,200
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport) (Insured;
Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,381,880
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2031	15,000,000		16,494,600
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2041	6,800,000		7,345,836
Chicago,
GO	5.50	1/1/2042	1,750,000		1,828,820
Chicago,
GO	5.50	1/1/2042	1,250,000		1,306,300
Chicago,
GO	5.50	1/1/2040	5,000,000		5,230,550
Chicago,
GO	7.75	1/1/2042	7,480,000		7,934,709
Chicago,
GO (Project and Refunding Series)	5.00	1/1/2035	5,000,000		5,116,700
Chicago Board of Education,
Dedicated Capital Improvement Tax
Bonds	6.00	4/1/2046	1,500,000		1,700,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Illinois - 10.4% (continued)
Chicago Board of Education,
GO	5.00	12/1/2046	2,500,000	2,459,275
Chicago Board of Education,
GO (Dedicated Revenue Bonds)	6.50	12/1/2046	4,500,000	4,996,485
Chicago Board of Education,
GO, Refunding (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/2026	1,170,000	1,302,631
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenue Bonds)	7.00	12/1/2044	2,500,000	2,828,150
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue Bonds	5.00	4/1/2046	1,600,000	1,683,312
Chicago Board of Education Dedicated
Capital Improvement,
Special Tax Revenue Bonds	5.00	4/1/2042	1,700,000	1,793,398
Chicago Midway International Airport,
Revenue Bonds, Refunding, Series B	5.00	1/1/2046	5,000,000	5,334,400
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.75	1/1/2039	415,000	440,485
Chicago O'Hare International Airport,
Revenue Bonds, Refunding, Series B	5.00	1/1/2033	9,925,000	10,845,047
Illinois,
GO	5.50	7/1/2038	10,000,000	10,505,900
Illinois,
GO	5.50	7/1/2033	2,500,000	2,652,075
Illinois,
GO, Refunding, Series B	5.00	10/1/2025	15,000,000	15,915,000
Illinois Finance Authority,
Revenue Bonds (Franciscan
Communities, Inc.)	5.25	5/15/2047	4,250,000	4,351,277
Illinois Finance Authority,
Revenue Bonds (Franciscan
Community Inc.)	5.00	5/15/2037	3,000,000	3,076,470
Illinois Finance Authority,
Revenue Bonds (Lutheran Home and
Services Obligated Group)	5.63	5/15/2042	3,000,000	3,055,740
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	5.50	7/1/2028	1,560,000	1,720,072
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.00	7/1/2043	5,000,000	5,453,500
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.50	7/1/2034	2,140,000	2,145,286

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Illinois - 10.4% (continued)
State of Illinois,
GO, Series B	5.00	6/1/2019	10,000,000		10,116,500
					168,212,948
Indiana - .5%
Allen County,
EDR (Storypoint Fort Wayne Project)	6.75	1/15/2043	750,000	[a]	783,698
Allen County,
EDR (Storypoint Fort Wayne Project)	6.88	1/15/2052	1,250,000	[a]	1,308,725
Indiana Finance Authority,
Lease Appropriation Revenue Bonds
(Stadium Project)	5.25	2/1/2035	5,000,000		5,732,850
					7,825,273
Kansas - .6%
Wichita,
GO, Refunding	4.00	10/15/2019	10,000,000		10,169,100
Kentucky - .4%
Kentucky Economic Development
Finance Authority,
Revenue Bonds, Refunding
(Louisville Arena Project) (Insured;
Assured Guaranty Municipal
Corporation)	5.00	12/1/2047	3,500,000		3,733,345
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue Bonds
(Downtown Crossing Project)	5.75	7/1/2049	3,000,000		3,214,830
					6,948,175
Louisiana - 1.3%
Jefferson Parish Economic
Development & Port District,
Revenue Bonds	5.50	6/15/2038	3,200,000	[a]	3,184,768
Jefferson Parish Economic
Development & Port District,
Revenue Bonds	5.63	6/15/2048	4,350,000	[a]	4,334,470
Jefferson Parish Hospital Service
District Number 2,
HR (East Jefferson General Hospital)	6.25	7/1/2031	5,000,000		4,932,400
Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Louisiana
Children's Medical Center Project)
Series A1	4.00	6/1/2045	5,000,000		4,928,150
Louisiana Public Facilities Authority,
Revenue Bonds (CHRISTUS Health
Obligated Group)	6.00	7/1/2029	1,000,000		1,023,200
Louisiana Public Facilities Authority,
Revenue Bonds (Loyola University
Project)	0/5.25	10/1/2046	2,500,000	[f]	2,132,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Louisiana - 1.3% (continued)
New Orleans,
Water Revenue Bonds, Refunding	5.00	12/1/2034	500,000		547,645
					21,082,958
Maine - 1.1%
Maine Finance Authority,
Solid Waste Disposal Revenue Bonds
(Coastal Resources of Maine LLL
Project-Green Bond)	5.38	12/15/2033	4,500,000	[a]	4,563,225
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (MaineGeneral
Medical Center Issue)	6.00	7/1/2026	825,000		863,866
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (MaineGeneral
Medical Center Issue)	6.75	7/1/2041	2,725,000		2,896,702
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (MaineGeneral
Medical Center Issue)	7.00	7/1/2041	4,240,000		4,553,166
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds, Refunding (Bowdoin
College)	5.00	7/1/2038	5,000,000		5,660,800
					18,537,759
Maryland - 1.5%
Maryland,
GO (State and Local Facilities Loan)	4.00	3/15/2020	20,000,000	[b]	20,518,200
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (Anne Arundel
Health System Issue)	6.75	7/1/2019	2,000,000	[b]	2,055,060
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (University of
Maryland Medical System Issue)	5.13	7/1/2019	250,000	[b]	254,658
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds, Refunding
(Lifebridge Health)	4.00	7/1/2042	2,000,000		2,003,740
					24,831,658
Massachusetts - 4.4%
Massachusetts Development Finance
Agency,
HR (Cape Cod Healthcare Obligated
Group Issue)	5.25	11/15/2041	4,370,000		4,720,081

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 4.4% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Bentley University
Issue)	5.00	7/1/2040	5,500,000		6,065,565
Massachusetts Development Finance
Agency,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/2039	5,000,000		5,543,700
Massachusetts Development Finance
Agency,
Revenue Bonds (Dana-Farber Cancer
Institute Issue)	5.00	12/1/2041	3,000,000		3,281,970
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.25	1/1/2042	5,500,000		5,930,925
Massachusetts Development Finance
Agency,
Revenue Bonds (Green Bond-Boston
Medical Center Issue)	4.00	7/1/2047	2,100,000		1,990,842
Massachusetts Development Finance
Agency,
Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000	[a]	1,514,505
Massachusetts Development Finance
Agency,
Revenue Bonds (SABIS International
Charter School Issue)	5.00	4/15/2040	1,500,000		1,556,145
Massachusetts Development Finance
Agency,
Revenue Bonds (Simmons College
Issue)	5.00	10/1/2036	2,115,000		2,272,779
Massachusetts Development Finance
Agency,
Revenue Bonds (Wentworth Institute
of Technology Issue)	5.00	10/1/2046	2,015,000		2,158,911
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding	7.25	1/1/2032	1,240,000		1,364,124
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Emerson
College)	5.00	1/1/2040	1,000,000		1,069,950
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2037	1,000,000	[a]	1,026,490
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2057	2,000,000	[a]	2,012,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Massachusetts - 4.4% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2047	3,000,000	[a]	3,040,410
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue)	6.75	1/1/2036	470,000		511,980
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue)	6.88	1/1/2041	400,000		435,844
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
Bonds (MWRA Program)	5.75	8/1/2029	50,000		50,152
Tender Option Bond Trust Receipts
(Series 2016-XM0428) Non-recourse,
4/1/23,
(Massachusetts, GO (Consolidated
Loan))	5.00	4/1/2019	15,000,000	[a,e]	16,009,050
Tender Option Bond Trust Receipts
(Series 2016-XM0430) Non-recourse,
8/15/30,
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue Bonds)	5.00	8/15/2020	10,000,000	[a,e]	10,881,774
					71,437,817
Michigan - 2.4%
Detroit,
GO, Series B-1, 6 Month LIBOR + 0%	4.00	4/1/2044	5,000,000	[d]	4,309,250
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2043	5,000,000		5,206,200
Michigan Building Authority,
Revenue Bonds (Facilities Program)	5.38	10/15/2041	3,000,000	[b]	3,231,600
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/2032	2,000,000		2,191,840
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2038	6,475,000		6,882,601
Michigan Strategic Fund,
Revenue Bonds (AMT-I-75
Improvement Project)	5.00	12/31/2043	10,000,000		10,662,000
Wayne County Building Authority,
Revenue Bonds (Build America
Bonds)	10.00	12/1/2040	5,000,000		5,550,550
					38,034,041

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Minnesota - 2.1%
Tender Option Bond Trust Receipts
(Series 2016-XM0425) Non-recourse,
8/1/23,
(Minnesota, GO (Various Purpose))	5.00	9/13/2018	17,125,000	[a,e]	17,975,676
Tender Option Bond Trust Receipts
(Series 2016-XM0426) Non-recourse,
8/1/20,
(Minnesota, GO (Various Purpose))	5.00	9/13/2018	10,000,000	[a,e]	10,499,450
Western Minnesota Municipal Power
Agency,
Revenue Bonds (Red Rock
Hydroelectric Project)	5.00	1/1/2049	5,390,000		6,070,218
					34,545,344
Mississippi - .2%
Mississippi Development Bank,
Special Obligation Revenue Bonds
(Jackson, Water and Sewer System
Revenue Bonds Bond Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/2040	1,625,000		1,902,566
Warren County,
Gulf Opportunity Zone Revenue
Bonds (International Paper Company
Projects)	5.80	5/1/2034	1,500,000		1,571,235
					3,473,801
Nebraska - .7%
Omaha Public Power District,
Revenue Bonds, Refunding, Series A	5.00	2/1/2042	10,000,000		11,233,200
Nevada - .5%
Director of Nevada Department of
Business & Industry Environment,
Revenue Bonds (Fulcrum Sierra
Biofuels LLC Project)	6.25	12/15/2037	5,000,000	[a]	5,274,900
Director of Nevada Department of
Business & Industry Environment,
Revenue Bonds (Fulcrum Sierra
Biofuels LLC Project-Green Bond)	5.13	12/15/2037	1,500,000	[a]	1,430,715
Reno,
Sales Tax Revenue Bonds, Refunding,
Series C	0.00	7/1/2058	15,000,000	[a,c]	1,616,700
					8,322,315
New Jersey - 5.5%
New Jersey,
COP (Equipment Lease Purchase
Agreement) Series A	5.25	6/15/2019	1,000,000	[b]	1,018,080
New Jersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/2026	2,500,000		2,651,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New Jersey - 5.5% (continued)
New Jersey Economic Development
Authority,
Motor Vehicle Surcharge Revenue
Bonds, Refunding, Series 2017 A	5.00	7/1/2033	2,500,000		2,655,775
New Jersey Economic Development
Authority,
Private Activity Revenue Bonds (The
Goethals Bridge Replacement
Project)	5.13	1/1/2034	5,325,000		5,662,871
New Jersey Economic Development
Authority,
Private Activity Revenue Bonds (The
Goethals Bridge Replacement
Project)	5.38	1/1/2043	5,500,000		5,880,545
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/2029	13,000,000		14,196,780
New Jersey Economic Development
Authority,
School Revenue Bonds (University
Heights Charter School Project)
Series A	4.70	9/1/2028	325,000	[a]	322,972
New Jersey Economic Development
Authority,
School Revenue Bonds (University
Heights Charter School Project)
Series A	5.38	9/1/2033	265,000	[a]	270,925
New Jersey Economic Development
Authority,
School Revenue Bonds (University
Heights Charter School Project)
Series A	5.63	9/1/2038	340,000	[a]	346,739
New Jersey Economic Development
Authority,
School Revenue Bonds (University
Heights Charter School Project)
Series A	5.75	9/1/2050	1,250,000	[a]	1,276,975
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Saint Peter's
University Hospital Obligated Group
Issue)	6.25	7/1/2035	1,500,000		1,590,750
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,107,790
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	10,000,000		10,027,700

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New Jersey - 5.5% (continued)
New Jersey Tobacco Settlement
Financing Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/2033	7,000,000		7,664,090
New Jersey Tobacco Settlement
Financing Corp.,
Revenue, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,306,900
New Jersey Transportation Trust Fund
Authority,
Federal Highway Reimbursement
Revenue Notes	5.00	6/15/2030	1,500,000		1,651,860
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2030	3,000,000		3,303,720
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2029	15,000,000		16,601,550
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2031	2,000,000		2,193,480
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Series B	5.00	1/1/2048	1,500,000		1,580,145
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Series B	5.00	1/1/2042	1,250,000		1,324,238
					88,635,535
New York - 8.9%
Build New York City Resource
Corporation,
Revenue Bonds (Metropolitan
Lighthouse Charter School Project)	5.00	6/1/2047	1,000,000	[a]	1,014,510
Build New York City Resource
Corporation,
Revenue Bonds (Metropolitan
Lighthouse Charter School Project)	5.00	6/1/2052	1,000,000	[a]	1,007,270
Build New York City Resource
Corporation,
Revenue Bonds (Metropolitan
Lighthouse Charter School Project)	5.00	6/1/2032	500,000	[a]	520,345
Build New York City Resource
Corporation,
Revenue Bonds (Metropolitan
Lighthouse Charter School Project)	5.00	6/1/2037	700,000	[a]	718,011
Hudson Yards Infrastructure
Corporation,
Revenue Bonds	5.75	2/15/2047	1,930,000		2,067,069

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New York - 8.9% (continued)
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue Bonds,
Refunding, Series A	5.00	11/15/2056	5,000,000		5,293,600
New York City,
GO	5.00	12/1/2035	2,000,000		2,259,600
New York City,
GO	5.00	12/1/2041	14,000,000		15,555,960
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Queens
Baseball Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/2046	325,000		326,073
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; Assured
Guaranty Corp. )	7.00	3/1/2049	1,300,000		1,318,681
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; FGIC)	3.07	3/1/2020	6,100,000	[g]	6,130,561
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Series
S-3	5.25	7/15/2035	10,000,000		11,711,800
New York City Transitional Finance
Authority,
Future Tax Secured Revenue Bonds	4.00	8/1/2041	5,000,000		5,063,850
New York City Transitional Finance
Authority Building Aid,
Revenue Bonds, Refunding, Series. S-
2A	4.00	7/15/2037	2,500,000		2,558,100
New York City Transitional Finance
Authority Building Aid,
Revenue Bonds, Refunding, Series. S-
2A	5.00	7/15/2033	3,250,000		3,756,935
New York City Transitional Finance
Authority Future Tax Secured
Revenue,
Revenue Bonds	4.00	8/1/2038	1,250,000		1,278,125
New York City Transitional Finance
Authority Future Tax Secured
Revenue,
Revenue Bonds	5.00	8/1/2042	10,000,000		11,298,600
New York City Transitional Finance
Authority Future Tax Secured
Revenue,
Revenue Bonds	5.25	8/1/2037	2,280,000		2,657,363

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New York - 8.9% (continued)
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/2051	4,585,000		4,627,732
New York Dormitory Authority,
Revenue Bonds, Refunding
(Memorial Sloan Kettering Cancer
Center)	4.00	7/1/2047	1,000,000		1,009,520
New York Liberty Development
Corporation,
Liberty Revenue Bonds (4 World
Trade Center Project)	5.75	11/15/2051	5,000,000		5,463,350
New York Liberty Development
Corporation,
Liberty Revenue Bonds (7 World
Trade Center Project)	5.00	3/15/2044	2,000,000		2,125,920
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	10,000,000	[a]	10,221,500
New York State Dormitory Authority,
Revenue Bonds (Montefiore
Obligated Group) Series B	4.95	8/1/2048	10,500,000		10,482,885
New York State Dormitory Authority,
Revenue Bonds (Pace University)
Series A	5.00	5/1/2038	500,000		522,885
New York State Dormitory Authority,
Revenue Bonds (Trustees of
Columbia University) Series A	5.00	10/1/2048	2,000,000		2,556,900
New York State Environmental
Facilities Corporation,
SWDR (Waste Management, Inc.
Project)	2.15	2/1/2019	10,000,000		10,000,400
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2036	2,500,000		2,708,425
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2034	4,000,000		4,368,640
Port Authority of New York and New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC
Project)	6.00	12/1/2042	5,000,000		5,324,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
New York - 8.9% (continued)
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels)	0.00	11/15/2028	4,715,000	[c]	3,408,096
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels)	0.00	11/15/2027	2,000,000	[c]	1,510,780
Triborough Bridge and Tunnel
Authority,
Subordinate Revenue Bonds (MTA
Bridges and Tunnels)	0.00	11/15/2032	3,000,000	[c]	1,804,020
Triborough Bridge and Tunnel
Authority,
Subordinate Revenue Bonds (MTA
Bridges and Tunnels)	0.00	11/15/2031	5,000,000	[c]	3,146,250
					143,818,606
North Carolina - 1.5%
North Carolina,
Revenue Bonds	5.00	6/1/2019	8,520,000		8,654,105
North Carolina Eastern Municipal
Power Agency,
Power System Revenue	5.00	1/1/2019	8,080,000	[b]	8,100,038
North Carolina Eastern Municipal
Power Agency,
Power System Revenue Bonds
(Insured; Assured Guaranty Corp.)
(Escrowed to Maturity)	6.00	1/1/2019	50,000		50,161
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2035	1,000,000		1,013,940
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2034	1,000,000		1,014,570
North Carolina Turnpike Authority,
Revenue Bonds, Refunding	5.00	1/1/2038	5,000,000		5,568,100
					24,400,914
North Dakota - .3%
Grand Forks,
Revenue Bonds (Green Bonds) (Red
River Biorefinery LLC Project)	5.38	9/15/2038	5,000,000	[a]	4,623,050
Ohio - 1.1%
Butler County,
Port Authority Project Revenue
Bonds (Storypoint Fairfield Project)	6.38	1/15/2043	1,500,000	[a]	1,531,740

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Ohio - 1.1% (continued)
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue Bonds,
Refunding (Playhouse Square
Foundation Project)	5.25	12/1/2038	1,170,000		1,258,522
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue Bonds,
Refunding (Playhouse Square
Foundation Project)	5.50	12/1/2053	1,500,000		1,615,890
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue Bonds,
Refunding (Playhouse Square
Foundation Project)	5.50	12/1/2043	1,580,000		1,715,295
Montgomery County,
Revenue Bonds (Catholic Health
Initiatives)	6.25	10/1/2033	1,115,000		1,118,947
Ohio,
Private Activity Revenue Bonds
(Portsmouth Gateway Group, LLC -
Borrower) (Portsmouth Bypass
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/31/2039	2,000,000		2,151,620
Ohio,
Private Activity Revenue Bonds
(Portsmouth Gateway Group, LLC -
Borrower) (Portsmouth Bypass
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/31/2035	3,000,000		3,258,420
Ohio Air Quality Development
Authority,
Revenue Bonds (Pratt Paper LLC
Project)	4.25	1/15/2038	2,500,000	[a]	2,467,675
Ohio Turnpike and Infrastructure
Commission,
Turnpike Junior Lien Revenue Bonds
(Infrastructure Projects)	0/5.70	2/15/2034	3,000,000	[f]	2,925,540
					18,043,649
Oregon - 2.1%
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2026	4,300,000	[f]	4,687,301
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2025	2,610,000	[f]	2,812,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Oregon - 2.1% (continued)
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2038	1,750,000	[f]	1,846,618
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2027	1,275,000	[f]	1,399,593
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2022	1,745,000	[f]	1,776,637
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2021	1,800,000	[f]	1,791,180
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2024	2,310,000	[f]	2,447,052
Benton & Linn Counties Consolidated
School District No 509J & 509A
Corvallis,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2023	1,785,000	[f]	1,854,811
Oregon State Business Development
Commission,
Economic Development Revenue
Bonds, Refunding (Red Rock Biofuels
LLC) Series 248-A	6.50	4/1/2031	2,000,000	[a]	1,929,240
Oregon State Business Development
Commission,
Economic Development Revenue
Bonds, Refunding (Red Rock Biofuels
LLC) Series 248-D	6.50	4/1/2031	3,000,000	[a]	2,893,860
Oregon State Business Development
Commission,
Economic Development Revenue
Bonds, Refunding (Red Rock Biofuels
LLC) Series 248-F	11.50	4/1/2031	1,000,000		1,049,380
Tri-County Metropolitan
Transportation District,
Revenue Bonds, Series A	4.00	9/1/2048	10,000,000		10,172,600
					34,660,834

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 2.0%
Berks County Industrial Development
Authority,
Health Systems Revenue Bonds,
Refunding (Tower Health Project)	5.00	11/1/2047	3,000,000		3,218,070
Berks County Industrial Development
Authority,
Revenue Bonds (Tower Health
Project)	0/5.00	11/1/2038	5,000,000		4,961,200
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2035	3,500,000		3,858,435
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2034	4,000,000		4,433,280
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds, Refunding (Tapestry
Moon Project) Series A	6.50	12/1/2038	3,000,000	[a]	2,892,870
Pennsylvania Economic Development
Financing Authority,
Water Facilities Revenue Bonds
(Aqua Pennsylvania, Inc. Project)	5.00	1/1/2048	4,425,000		4,624,567
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (The Foundation for
Indiana University of Pennsylvania
Student Housing Project at Indiana
University of Pennsylvania)	5.00	7/1/2022	1,000,000	[b]	1,095,740
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (University of
Pennsylvania Health System)	4.00	8/15/2042	4,000,000		4,027,400
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (University of
Pennsylvania Health System)	5.75	8/15/2021	2,550,000	[b]	2,796,254
					31,907,816
Rhode Island - .5%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facility Revenue
Bonds (Providence College Issue)	5.00	11/1/2045	7,000,000		7,768,180
South Carolina - 1.6%
Charleston County School District,
GO	5.00	3/29/2019	7,500,000		7,575,750
South Carolina Association of
Governmental Organizations,
COP, Series D	3.50	3/1/2019	10,000,000		10,041,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
South Carolina - 1.6% (continued)
South Carolina Public Service Authority,
Revenue Bonds, Refunding, Series A	5.00	12/1/2036	2,000,000	2,144,420
Spartanburg South Carolina
Waterworks,
Revenue Bonds, Refunding, Series B	5.00	6/1/2039	5,740,000	6,439,419
				26,201,089
Tennessee - .2%
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	4.75	7/1/2027	650,000	674,551
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	5.50	7/1/2037	1,100,000	1,157,508
Memphis-Shelby County Industrial
Development Board Economic
Development Growth Engine,
Tax Allocation, Refunding (Senior Tax
Increment-Graceland Project)	5.63	1/1/2046	750,000	781,800
				2,613,859
Texas - 11.9%
Arlington Higher Education Finance
Corporation,
Education Revenue Bonds	5.00	8/15/2038	1,000,000	954,110
Arlington Higher Education Finance
Corporation,
Education Revenue Bonds	5.00	8/15/2053	925,000	841,334
Arlington Higher Education Finance
Corporation,
Education Revenue Bonds	5.00	8/15/2048	1,900,000	1,764,226
Arlington Higher Education Finance
Corporation,
Revenue Bonds (Uplift Education)	5.00	12/1/2036	1,315,000	1,393,992
Arlington Higher Education Finance
Corporation,
Revenue Bonds (Uplift Education)	5.00	12/1/2046	1,100,000	1,153,130
Austin,
Airport System Revenue Bonds	5.00	11/15/2046	13,120,000	14,385,818
Bexar County Health Facilities
Development Corporation,
Revenue Bonds (Army Retirement
Residence Foundation Project)	5.00	7/15/2041	1,750,000	1,782,060
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2046	2,000,000	2,136,100

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Texas - 11.9% (continued)
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2040	7,300,000		7,809,613
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	5.00	8/15/2032	2,745,000		2,882,607
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	6.00	8/15/2043	2,770,000		3,032,208
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	6.00	8/15/2033	1,500,000		1,665,840
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	5.50	8/15/2021	1,250,000	[b]	1,355,700
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	5.75	8/15/2021	1,000,000	[b]	1,091,060
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	5.00	12/1/2045	3,855,000		4,013,094
Dallas/Fort Worth International
Airport,
Joint Improvement Revenue Bonds
(Dallas/Fort Worth International
Airport)	5.00	11/1/2032	7,500,000		7,887,975
Grand Parkway Transportation Corp,
Revenue Bonds, Series A	5.00	10/1/2043	9,935,000		11,116,868
Grand Parkway Transportation
Corporation,
Grand Parkway System First Tier Toll
Revenue Bonds	5.50	4/1/2053	4,500,000		4,921,245
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue Bonds (Toll Equity
Loan Agreement Supported)	0/5.20	10/1/2031	2,000,000	[f]	1,904,660
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue Bonds (Toll Equity
Loan Agreement Supported)	0/5.40	10/1/2033	2,500,000	[f]	2,380,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Texas - 11.9% (continued)
Grand Parkway Transportation
Corporation,
Grand Parkway System Subordinate
Tier Toll Revenue Bonds (Toll Equity
Loan Agreement Supported)	0/5.45	10/1/2034	2,235,000	[f]	2,120,389
Houston,
Airport System Subordinate Lien
Revenue Bonds	5.00	7/1/2032	500,000		534,355
Houston Higher Education Finance
Corporation,
Education Revenue Bonds (Cosmos
Foundation, Inc.)	6.50	5/15/2021	1,270,000	[b]	1,398,118
Houston Higher Education Finance
Corporation,
Education Revenue Bonds (Cosmos
Foundation, Inc.)	6.50	5/15/2021	1,530,000	[b]	1,684,346
Houston Higher Education Finance
Corporation,
Higher Education Revenue Bonds
(Cosmos Foundation, Inc.)	6.88	5/15/2021	4,400,000	[b]	4,882,944
Houston Higher Education Finance
Corporation,
Higher Education Revenue Bonds
(Cosmos Foundation, Inc.) (Escrowed
to Maturity)	5.88	5/15/2021	380,000		398,844
Mission Economic Development Corp,
Revenue Bonds, Refunding
(Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,297,775
Newark Higher Education Finance
Corporation,
Education Revenue Bonds (A+
Charter Schools, Inc.)	5.50	8/15/2035	750,000	[a]	778,403
Newark Higher Education Finance
Corporation,
Education Revenue Bonds (A+
Charter Schools, Inc.)	5.75	8/15/2045	1,000,000	[a]	1,040,430
North Texas Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	4.88	12/1/2032	1,630,000		1,679,259
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,120,544
North Texas Tollway Authority,
Special Projects System Revenue
Bonds	5.50	9/1/2021	20,000,000	[b]	21,796,200
Pottsboro Higher Education Finance
Corporation,
Education Revenue Bonds (Imagine
International Academy of North
Texas, LLC)	5.00	8/15/2046	1,000,000		948,280

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Texas - 11.9% (continued)
San Antonio Independent School
District,
GO, Refunding, Series B	5.00	8/1/2044	7,140,000	7,870,493
State of Texas,
TRAN	4.00	8/29/2019	10,250,000	10,404,672
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds
(Blueridge Transportation Group,
State Highway 288 Toll Lanes
Project)	5.00	12/31/2045	1,000,000	1,045,380
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (LBJ
Infrastructure Group LLC IH-635
Managed Lanes Project)	7.00	6/30/2040	11,175,000	11,875,672
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (North
Tarrant Express Mobility Partners
Segments 3 LLC Segments 3A and 3B
Facility)	6.75	6/30/2043	5,000,000	5,694,600
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (North
Tarrant Express Mobility Partners
Segments 3 LLC Segments 3A and 3B
Facility)	7.00	12/31/2038	10,000,000	11,539,900
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds (NTE
Mobility Partners LLC North Tarrant
Express Managed Lanes Project)	7.50	12/31/2031	2,500,000	2,627,600
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue Bonds	5.00	8/15/2037	15,950,000	17,423,142
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue Bonds	5.00	8/15/2041	6,000,000	6,256,380
				192,889,441
U.S. Related - 3.1%
A.B. Won International Airport
Authority of Guam,
General Revenue Bonds	6.25	10/1/2034	1,000,000	1,127,940
A.B. Won International Airport
Authority of Guam,
General Revenue Bonds	6.38	10/1/2043	1,000,000	1,130,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
U.S. Related - 3.1% (continued)
A.B. Won International Airport
Authority of Guam,
General Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	6.00	10/1/2034	2,000,000		2,285,460
A.B. Won International Airport
Authority of Guam,
General Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	6.13	10/1/2043	2,000,000		2,273,560
GDB Debt Recovery Authority Of Puerto
Rico,
Revenue Bonds	7.50	8/20/2040	1,682,248		1,261,686
Guam,
Hotel Occupancy Tax Revenue Bonds	6.00	11/1/2026	2,500,000		2,688,750
Guam,
Hotel Occupancy Tax Revenue Bonds	6.13	11/1/2031	5,000,000		5,391,300
Guam,
Hotel Occupancy Tax Revenue Bonds	6.50	11/1/2040	2,000,000		2,178,680
Guam,
LOR (Section 30)	5.00	12/1/2046	1,500,000		1,577,205
Puerto Rico Commonwealth,
GO, Refunding, Series A	8.00	7/1/2035	5,000,000	[h]	2,906,250
Puerto Rico Commonwealth Aqueduct
& Sewer Authority,
Revenue Bonds, Series A	6.00	7/1/2038	2,500,000		2,406,250
Puerto Rico Electric Power Authority,
Power Revenue Bonds	5.00	7/1/2022	2,000,000	[h]	1,265,000
Puerto Rico Electric Power Authority,
Power Revenue Bonds	6.75	7/1/2036	10,000,000	[h]	6,500,000
Puerto Rico Electric Power Authority,
Power Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/2021	500,000		503,825
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds,
Series G	5.00	7/1/2042	120,000	[h]	35,700
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds,
Series K	5.00	7/1/2030	120,000	[h]	35,700
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds,
Series M	5.00	7/1/2032	220,000	[h]	65,450
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds,
Series M	5.00	7/1/2025	110,000	[h]	32,725

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
U.S. Related - 3.1% (continued)
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue Bonds	5.00	7/1/2021	500,000	[h]	86,875
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue Bonds	5.00	8/1/2022	4,585,000	[h]	3,679,462
Puerto Rico Sales Tax Financing
Corporation,
Sales Tax Revenue Bonds (First
Subordinate Series)	6.75	8/1/2032	15,000,000	[h]	7,237,500
Virgin Islands Public Finance Authority,
Revenue Bonds (Virgin Islands Gross
Receipts Taxes Loan Note)	5.00	10/1/2029	2,250,000		2,207,813
Virgin Islands Public Finance Authority,
Revenue Bonds (Virgin Islands Gross
Receipts Taxes Loan Note)	5.00	10/1/2034	1,500,000		1,445,625
Virgin Islands Public Finance Authority,
Subordinated Revenue Bonds (Virgin
Islands Matching Fund Loan Note -
Diageo Project)	6.75	10/1/2037	1,250,000		1,266,875
					49,589,811
Virginia - 2.8%
Chesapeake,
Transportation System Senior Toll
Road Revenue Bonds	0/4.88	7/15/2040	2,000,000	[f]	1,691,680
Norfolk Economic Development
Authority,
Hospital Facilities Revenue Bonds,
Refunding (Sentara Healthcare
Group) Series B	4.00	11/1/2048	3,500,000		3,525,830
University of Virginia,
Revenue Bonds, Refunding	4.00	4/1/2045	3,950,000		4,019,085
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,163,920
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		4,710,555
Virginia Small Business Financing
Authority,
Revenue Bonds	5.00	1/1/2040	12,395,000		12,880,884
Virginia Small Business Financing
Authority,
Senior Lien Revenue Bonds (95
Express Lanes LLC Project)	5.00	1/1/2040	7,510,000		7,804,392

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Virginia - 2.8% (continued)
Virginia Small Business Financing
Authority,
Senior Lien Revenue Bonds
(Elizabeth River Crossing Opco, LLC
Project)	5.25	1/1/2032	4,000,000		4,240,120
Virginia Small Business Financing
Authority,
Senior Lien Revenue Bonds
(Elizabeth River Crossing Opco, LLC
Project)	6.00	1/1/2037	1,665,000		1,800,198
Virginia Small Business Financing
Authority,
Solid Waste Disposal Facility
Revenue Bonds (Covanta Holding
Project)	5.00	7/1/2038	1,000,000	[a]	1,013,830
					45,850,494
Washington - 1.2%
Washington,
Motor Vehicle Fuel Tax Revenue
Bonds, Series B	5.00	6/1/2042	5,950,000		6,736,233
Washington,
Motor Vehicle Fuel Tax Revenue
Bonds, Series B	5.00	6/1/2041	5,465,000		6,197,365
Washington,
Motor Vehicle Fuel Tax Revenue
Bonds, Series B	5.00	6/1/2040	5,350,000		6,079,740
					19,013,338
West Virginia - 1.2%
Monongalia County Commission Special
District,
Excise Tax Revenue Bonds,
Refunding, Series A	5.75	6/1/2043	750,000	[a]	764,618
State of West Virginia,
GO, Series B	5.00	6/1/2041	13,330,000		15,093,159
West Virginia Hospital Finance
Authority,
Revenue Bonds, Refunding (Cabell
Huntington Hospital Group) Series A	4.13	1/1/2047	3,000,000		2,792,340
					18,650,117
Wisconsin - .8%
Oneida Tribe of Indians,
Retail Sales Revenue Bonds	6.50	2/1/2031	1,325,000	[a]	1,359,251
Public Finance Authority,
Revenue Bonds (Maryland Proton
Treatment Center) Series 2018 A-1	6.38	1/1/2048	2,500,000	[a]	2,539,775
Wisconsin,
General Fund Annual Appropriation
Bonds	5.75	5/1/2019	130,000	[b]	132,103

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Wisconsin - .8% (continued)
Wisconsin,
General Fund Annual Appropriation
Bonds	6.00	5/1/2019	70,000	[b]	71,203
Wisconsin Center District,
Senior Dedicated Tax Revenue Bonds
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/2044	8,735,000	[c]	2,886,044
Wisconsin Center District,
Senior Dedicated Tax Revenue Bonds
(Milwaukee Arena Project) (Insured;
Assured Guaranty Municipal Corp.)	0.00	12/15/2046	3,990,000	[c]	1,204,142
Wisconsin Health & Educational
Facilities Authority,
Revenue Bonds, Refunding
(Marshfield Clinic Health Systems)	5.00	2/15/2047	5,000,000		5,276,250
					13,468,768
Total Long-Term Municipal Investments
(cost $1,555,610,569)					1,587,992,812

Short-Term Municipal Investments - 3.7%
California - .7%
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and
Electric Company) (LOC; JPMorgan
Chase Bank)	2.05	12/3/2018	800,000	[i]	800,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and
Electric Company) (LOC; Mizuho
Bank, Ltd.)	2.06	12/3/2018	10,300,000	[i]	10,300,000
					11,100,000
Florida - .1%
Pinellas County Health Facilities
Authority,
Health System Revenue Bonds
(BayCare Health System Issue) (LOC;
U.S. Bank NA)	1.74	12/3/2018	1,500,000	[i]	1,500,000
Georgia - .1%
Glynn-Brunswick Memorial Hospital
Authority,
Revenue Bonds (LOC; TD Bank NA)	1.67	12/7/2018	1,500,000	[i]	1,500,000
Illinois - .2%
Illinois Finance Authority,
Revenue Bonds (University of
Chicago Medical Center Group) Series
D-1	1.71	12/3/2018	3,600,000	[i]	3,600,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 3.7% (continued)
Mississippi - .4%
Jackson,
PCR, Refunding (Chevron U.S.A. Inc.
Project)	1.72	12/3/2018	2,000,000	[i]	2,000,000
Mississippi Business Finance Corp,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.69	12/3/2018	2,100,000	[i]	2,100,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.72	12/3/2018	3,000,000	[i]	3,000,000
					7,100,000
New York - 1.5%
New York City,
GO (LOC; Mizuho Bank, Ltd.)	1.77	12/3/2018	5,300,000	[i]	5,300,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.75	12/3/2018	7,600,000	[i]	7,600,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.75	12/3/2018	3,000,000	[i]	3,000,000
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue (LOC; Sumitomo Mitsui
Banking Corporation)	1.66	12/3/2018	2,500,000	[i]	2,500,000
New York State Housing Finance
Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	1.77	12/3/2018	1,200,000	[i]	1,200,000
New York State Housing Finance
Agency,
Housing Revenue Bonds (505 West
37th Street) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	1.77	12/3/2018	1,500,000	[i]	1,500,000
Triborough Bridge & Tunnel Authority,
Revenue Bonds, Refunding (LOC;
State Street Bank & Trust Co.)	1.73	12/3/2018	3,000,000	[i]	3,000,000
					24,100,000
Pennsylvania - .1%
Lancaster County Hospital Authority,
Health Center Revenue (Masonic
Homes Project) (LOC; JPMorgan
Chase Bank)	1.71	12/3/2018	900,000	[i]	900,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 3.7% (continued)
Tennessee - .4%
Montgomery County Public Building
Authority,
Pooled Financing Revenue Bonds
(LOC; Bank of America NA)	1.73	12/3/2018	1,600,000	[i]	1,600,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue Bonds
(Tennessee County Loan Pool) (LOC;
Bank of America NA)	1.73	12/3/2018	4,500,000	[i]	4,500,000
					6,100,000
Vermont - .2%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC; TD
Bank)	1.72	12/3/2018	3,900,000	[i]	3,900,000
Total Short-Term Municipal Investments
(cost $59,800,000)					59,800,000
Total Investments (cost $1,636,327,929)			103.0%		1,667,587,431
Liabilities, Less Cash and Receivables			(3.0%)		(48,698,367)
Net Assets			100.0%		1,618,889,064

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $238,448,335 or 14.73% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—rate shown is the interest rate in effect at period end.
e Collateral for floating rate borrowings.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Non-income producing—security in default.
i The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund
November 30, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 10 Year
Notes	103	12/18	12,377,781	12,313,329	64,452
U.S. Treasury 5 Year
Notes	327	12/18	37,071,071	36,943,335	127,736
U.S. Treasury Long Bond	400	12/18	56,350,000	56,212,500	137,500
U.S. Treasury Ultra Long
Bond	557	12/18	88,036,842	84,420,313	3,616,529
Ultra 10 Year U. S.
Treasury Notes	482	12/18	61,620,649	61,018,188	602,461
Gross Unrealized Appreciation					4,548,678

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	19,794,619	-	19,794,619
Municipal Bonds†	-	1,647,792,812	-	1,647,792,812
Other Financial Instruments:
Futures††	4,548,678	-	-	4,548,678
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes†††	-	(61,475,000)	-	(61,475,000)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2018, accumulated net unrealized appreciation on investments was $31,259,502, consisting of $54,745,286 gross unrealized appreciation and $23,485,784 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2%
Alabama - .4%
Alabama 21st Century Authority,
Tobacco Settlement Revenue Bonds	5.00	6/1/2021	1,240,000	1,313,197
Alabama 21st Century Authority,
Tobacco Settlement Revenue Bonds	5.00	6/1/2020	1,500,000	1,557,030
Black Belt Energy Gas District,
Gas Supply Revenue Bonds	4.00	6/1/2021	5,000,000	5,154,750
				8,024,977
Alaska - .3%
Alaska,
International Airports System
Revenue Bonds	5.00	10/1/2032	5,000,000	5,619,350
Arizona - 1.4%
City of Phoenix Civic Improvement
Corp,
Revenue Bonds, Refunding, Series B	4.00	7/1/2028	10,000,000	10,691,000
Maricopa County Industrial
Development Authority,
Revenue Bonds (Banner Health)	5.00	1/1/2027	5,000,000	5,837,000
Maricopa County Special Health Care
District,
GO	5.00	7/1/2029	5,000,000	5,838,550
Maricopa County Special Health Care
District,
GO	5.00	7/1/2035	6,000,000	6,820,200
				29,186,750
Arkansas - .2%
University of Arkansas,
Revenue Bonds	5.00	11/1/2037	900,000	1,024,164
University of Arkansas,
Revenue Bonds	5.00	11/1/2038	800,000	907,712
University of Arkansas,
Revenue Bonds	5.00	11/1/2033	500,000	577,280
University of Arkansas,
Revenue Bonds	5.00	11/1/2034	1,100,000	1,264,461
				3,773,617
California - 15.9%
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
Bonds	5.00	10/1/2036	1,500,000	1,639,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 15.9% (continued)
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/2035	2,050,000	2,286,508
Anaheim Housing and Public
Improvement Authority,
Revenue Bonds, Refunding	5.00	10/1/2035	2,485,000	2,726,144
Anaheim Housing and Public
Improvement Authority,
Revenue Bonds, Refunding	5.00	10/1/2036	1,750,000	1,916,828
Anaheim Housing and Public
Improvement Authority,
Revenue Bonds, Refunding	5.00	10/1/2033	3,000,000	3,304,020
Anaheim Housing and Public
Improvement Authority,
Revenue Bonds, Refunding	5.00	10/1/2034	3,250,000	3,570,970
Bay Area Toll Authority,
Toll Bridge Revenue Bonds,
Refunding (San Francisco Bay Area
Subordinate Toll Bridge)	4.00	4/1/2035	10,000,000	10,461,700
California,
GO	5.25	10/1/2039	5,000,000	5,711,850
California,
GO (Various Purpose)	4.00	9/1/2031	10,000,000	10,646,300
California,
GO (Various Purpose)	5.00	12/1/2023	2,500,000	2,843,050
California,
GO (Various Purpose)	5.00	12/1/2023	12,500,000	14,215,250
California,
GO (Various Purpose)	5.25	9/1/2029	10,000,000	11,259,100
California,
GO (Various Purpose)	6.50	4/1/2033	4,010,000	4,069,228
California,
GO, Refunding (Various Purpose)	5.00	10/1/2025	5,000,000	5,861,800
California,
Special Tax Obligation Revenue
Bonds	5.00	10/1/2029	5,000,000	5,785,600
California Health Facilities Financing
Authority,
Revenue Bonds (Adventist Health
System/West)	4.00	3/1/2033	7,500,000	7,605,000
California Health Facilities Financing
Authority,
Revenue Bonds (City of Hope)	5.00	11/15/2024	1,600,000	1,763,088
California Health Facilities Financing
Authority,
Revenue Bonds (City of Hope)	5.00	11/15/2023	1,500,000	1,655,880

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 15.9% (continued)
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	4.00	11/15/2047	1,120,000		1,129,979
California Health Facilities Financing
Authority,
Revenue Bonds (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	11/15/2042	825,000		926,772
California Health Facilities Financing
Authority,
Revenue Bonds (St. Joseph Health
System Group) Series A	5.00	7/1/2033	10,000,000		11,006,400
California Health Facilities Financing
Authority,
Revenue Bonds, Refunding (Stanford
Health Care)	5.00	11/15/2032	8,240,000		9,685,296
California Infrastructure and Economic
Development Bank,
Infrastructure State Revolving Fund
Revenue Bonds	4.00	10/1/2045	8,275,000		8,484,771
California Municipal Finance Authority,
Revenue Bonds, Refunding (Pomona
College)	4.00	1/1/2048	2,500,000		2,564,525
California State Public Works Board,
LR (Various Capital Projects)	5.00	10/1/2020	2,000,000		2,111,380
California Statewide Communities
Development Authority,
Mortgage Revenue Bonds (Methodist
Hospital of Southern California
Project) (Collateralized; FHA)	5.00	4/1/2042	7,750,000		8,235,847
California Statewide Communities
Development Authority,
Mortgage Revenue Bonds (Methodist
Hospital of Southern California
Project) (Collateralized; FHA)	6.25	8/1/2019	4,105,000	[a]	4,216,492
Evergreen School District,
GO	4.00	8/1/2041	5,000,000		5,136,600
Glendale Unified School District,
GO	5.00	9/1/2024	650,000		707,447
Glendale Unified School District,
GO	5.00	9/1/2025	500,000		552,625
Glendale Unified School District,
GO	5.00	9/1/2026	500,000		559,055
Glendale Unified School District,
GO	5.00	9/1/2021	500,000		514,730
Glendale Unified School District,
GO	5.00	9/1/2022	715,000		751,615
Glendale Unified School District,
GO	5.00	9/1/2023	530,000		567,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 15.9% (continued)
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/2032	2,000,000		2,234,360
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/2029	10,680,000		11,736,252
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement	5.00	6/1/2033	1,000,000		1,086,560
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement	5.00	6/1/2031	5,000,000		5,499,450
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2029	3,500,000		3,831,625
Long Beach Unified School District,
GO	4.00	8/1/2038	10,300,000		10,680,276
Los Angeles Department of Airports,
Airport Revenue Bonds	5.00	5/15/2026	9,060,000		10,514,039
Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)	5.25	5/15/2026	7,000,000		7,358,540
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/2033	4,000,000	[b]	2,323,640
Port of Oakland,
Revenue Bonds	5.00	5/1/2023	1,875,000		1,992,750
Riverside County Transportation
Commission,
Sales Tax Revenue Bonds	5.25	6/1/2023	5,000,000	[a]	5,729,500
Sacramento County Sanitation Districts
Financing Authority,
Subordinate Lien Revenue Bonds
(Sacramento Regional County
Sanitation District) (Insured; FGIC), 3
Month LIBOR + .53%	2.09	12/1/2035	10,000,000	[c]	9,672,100
Sacramento County Water Financing
Authority,
Revenue Bonds (Sacramento County
Water Agency Zones 40 and 41 Water
System Project) (Insured; National
Public Finance Guarantee Corp.), 3
Month LIBOR + .55%	2.11	6/1/2034	8,000,000	[c]	7,834,640
San Francisco City & County Airports
Commission,
Revenue Bonds, Refunding, Series D	5.00	5/1/2024	4,375,000		4,942,262

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 15.9% (continued)
San Francisco City & County Public
Utilities Commission,
Revenue Bonds	5.00	11/1/2035	4,000,000	4,501,480
San Francisco City & County Public
Utilities Commission,
Revenue Bonds	5.00	11/1/2034	5,000,000	5,641,400
San Francisco City & County Public
Utilities Commission,
Revenue Bonds	5.00	11/1/2033	4,000,000	4,524,800
San Francisco City & County Public
Utilities Commission,
Water Revenue Bonds	5.00	11/1/2039	5,090,000	5,678,048
San Francisco City and County,
CP (Moscone Convention Center
Expansion Project)	4.00	4/1/2037	11,000,000	11,420,530
San Francisco Community College
District,
GO	5.00	6/15/2029	5,000,000	5,777,600
San Jose Airport,
Revenue Bonds	5.00	3/1/2047	1,750,000	1,940,960
San Jose Airport,
Revenue Bonds	5.00	3/1/2042	1,000,000	1,112,720
Southern California Public Power
Authority,
Gas Project Revenue Bonds (Project
Number 1)	5.25	11/1/2020	4,000,000	4,224,320
Southern California Public Power
Authority,
Revenue Bonds (Apex Power Project)	5.00	7/1/2033	3,380,000	3,826,261
Southern California Public Power
Authority,
Revenue Bonds (Apex Power Project)	5.00	7/1/2031	3,855,000	4,385,487
Southern California Public Power
Authority,
Revenue Bonds (Apex Power Project)	5.00	7/1/2030	1,000,000	1,140,420
Successor Agency to the
Redevelopment Agency of the City of
Pittsburg,
Subordinate Tax Allocation Revenue
Bonds (Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/2026	6,610,000	7,727,949
University of California,
Revenue Bonds, Refunding (Limited
Project)	4.00	5/15/2037	5,000,000	5,142,150
University of California,
Revenue Bonds, Refunding, Series O	4.00	5/15/2043	1,600,000	1,617,856
University of California Regents,
General Revenue Bonds	5.00	5/15/2031	9,000,000	10,334,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 15.9% (continued)
University of California Regents,
Limited Project Revenue Bonds	5.00	5/15/2030	11,000,000		12,658,800
					331,564,120
Colorado - .9%
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.00	10/1/2023	2,000,000		2,006,440
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.25	10/1/2033	1,600,000		1,605,664
Colorado School of Mines Institutional
Enterprise,
Revenue Bonds, Refunding	4.00	12/1/2042	1,750,000		1,776,390
Public Authority for Colorado Energy,
Natural Gas Purchase Revenue Bonds	6.13	11/15/2023	5,350,000		6,090,119
Regional Transportation District,
CP, Refunding	5.50	6/1/2022	450,000		471,758
Regional Transportation District,
CP, Refunding	5.50	6/1/2020	1,750,000	[a]	1,839,303
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/2019	1,750,000		1,776,338
Regional Transportation District of
Colorado,
COP (Lease Purchase Agreement)	5.00	6/1/2020	2,700,000		2,818,449
					18,384,461
Connecticut - 1.5%
Connecticut,
GO	4.00	6/15/2030	3,000,000		3,084,930
Connecticut,
GO	5.00	11/15/2021	9,430,000		10,093,495
Connecticut,
GO	5.00	4/15/2022	5,000,000		5,382,950
Connecticut,
Special Tax Obligation Revenue
Bonds	5.00	9/1/2030	7,055,000		7,840,433
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation
Infrastructure)	5.00	9/1/2028	1,070,000		1,201,717
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Sacred
Heart University)	5.00	7/1/2042	2,000,000		2,175,140
Connecticut Housing Finance Authority,
Revenue Bonds, Refunding (Housing
Finance Program)	4.00	11/15/2047	2,375,000		2,476,555
					32,255,220

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Delaware - .6%
Delaware River and Bay Authority,
Revenue Bonds	5.00	1/1/2024	1,000,000	1,127,700
Delaware River and Bay Authority,
Revenue Bonds	5.00	1/1/2023	1,500,000	1,661,385
Delaware River and Bay Authority,
Revenue Bonds	5.00	1/1/2022	2,710,000	2,939,700
University of Delaware,
Revenue Bonds	5.00	11/1/2027	5,440,000	6,040,250
				11,769,035
District of Columbia - 1.0%
District of Columbia,
Revenue Bonds, Refunding (KIPP DC
Issue)	5.00	7/1/2042	5,955,000	6,279,012
District of Columbia,
Revenue Bonds, Refunding (KIPP DC
Obligated Group) Series A	5.00	7/1/2037	4,925,000	5,254,088
District of Columbia,
Revenue Bonds, Refunding (KIPP DC
Project)	5.00	7/1/2037	1,010,000	1,077,488
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2024	2,500,000	2,668,825
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2023	4,250,000	4,541,805
				19,821,218
Florida - 2.9%
Florida Department of Transportation,
State Infrastructure Bank Revenue
Bonds	5.00	7/1/2019	4,220,000	4,230,550
Florida Department of Transportation
Turnpike,
Revenue Bonds	4.50	7/1/2040	8,710,000	9,087,927
Jacksonville,
Better Jacksonville Sales Tax Revenue
Bonds	5.00	10/1/2021	2,500,000	2,681,550
Lee County,
Airport Revenue Bonds	5.50	10/1/2024	5,000,000	5,390,400
Lee County,
Airport Revenue Bonds	5.50	10/1/2023	3,565,000	3,854,050
Miami-Dade County,
Aviation Revenue Bonds (Miami
International Airport)	5.50	10/1/2025	3,165,000	3,347,684
Miami-Dade County,
Water & Sewer Revenue Bonds,
Refunding, Series A	5.00	10/1/2032	5,000,000	5,632,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Florida - 2.9% (continued)
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade County
School Board Foundation, Inc.)	5.00	5/1/2026	5,600,000		6,369,440
Miami-Dade County Water & Sewer
System,
Revenue Bonds, Refunding	5.00	10/1/2031	3,000,000		3,391,410
Orange County Convention Center,
Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000		5,260,800
Palm Beach County School District,
COP, Refunding, Series D	5.00	8/1/2025	5,000,000		5,634,800
Tallahassee,
Energy System Revenue Bonds	5.00	10/1/2035	5,000,000		5,583,500
Tampa Sports Authority,
Local Option Sales Tax Revenue
Bonds (Stadium Project)	5.00	1/1/2024	90,000		101,723
					60,566,384
Georgia - 1.3%
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/2020	7,500,000		7,461,825
Cobb County Development Authority,
Revenue Bonds (Georgia Tech Cobb
Research Campus)	4.00	6/1/2042	1,600,000		1,623,040
Cobb County Kennestone Hospital
Authority,
Revenue Bonds, Refunding (Wellstar
Health Systems)	5.00	4/1/2037	2,845,000		3,110,382
Cobb County Kennestone Hospital
Authority,
Revenue Bonds, Refunding (Wellstar
Health Systems)	5.00	4/1/2036	2,710,000		2,973,195
Cobb County Kennestone Hospital
Authority,
Revenue Bonds, Refunding (Wellstar
Health Systems)	5.00	4/1/2035	2,000,000		2,205,960
DeKalb County,
Water and Sewerage Revenue Bonds	5.25	10/1/2036	3,500,000		3,761,835
Main Street Natural Gas,
Revenue Bonds	4.00	12/1/2023	5,000,000		5,226,850
Main Street Natural Gas Inc.,
Gas Project Revenue Bonds	6.38	7/15/2038	1,335,000	[d]	13,350
					26,376,437
Hawaii - .3%
Hawaii,
GO	5.00	10/1/2028	5,000,000		5,829,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Idaho - .7%
Idaho Health Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/2033	5,000,000	5,340,400
University of Idaho Regents,
General Revenue Bonds	5.25	4/1/2021	9,300,000	9,885,435
				15,225,835
Illinois - 5.0%
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2023	2,000,000	2,210,240
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2025	7,055,000	7,747,589
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2027	2,500,000	2,845,525
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2026	2,000,000	2,296,260
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2025	4,450,000	5,059,160
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2024	5,000,000	5,615,550
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2022	4,615,000	4,998,968
Chicago,
GO	5.00	1/1/2024	4,500,000	4,761,900
Chicago,
GO	5.00	1/1/2026	3,000,000	3,163,590
Chicago,
GO	5.50	1/1/2037	3,500,000	3,676,505
Chicago,
GO	5.50	1/1/2035	3,750,000	3,953,362
Chicago,
GO (Neighborhoods Alive 21
Program)	5.25	1/1/2022	1,000,000	1,052,960
Chicago,
Second Lien Wastewater
Transmission Revenue Bonds	5.00	1/1/2025	2,110,000	2,352,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Illinois - 5.0% (continued)
Chicago,
Second Lien Wastewater
Transmission Revenue Bonds	5.00	1/1/2024	3,000,000	3,314,940
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenue Bonds) (Insured; AMBAC)	5.50	12/1/2018	1,605,000	1,605,000
Illinois,
GO	5.00	9/1/2019	185,000	185,326
Illinois,
GO	5.00	8/1/2023	5,000,000	5,260,250
Illinois,
GO	5.00	8/1/2019	10,000,000	10,153,300
Illinois,
GO	5.25	2/1/2028	6,000,000	6,011,220
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/2020	5,000,000	5,129,000
Illinois,
GO, Refunding, Series A	5.00	10/1/2025	4,000,000	4,244,000
Illinois,
GO, Refunding, Series A	5.00	10/1/2023	1,200,000	1,263,420
Illinois,
GO, Refunding, Series A	5.00	10/1/2024	2,000,000	2,115,680
Illinois,
GO, Series A	5.00	10/1/2022	2,000,000	2,092,560
Illinois,
Revenue Bonds (Insured; Financial
Guaranty Insurance Corporation)	6.00	6/15/2026	4,290,000	5,034,830
Illinois,
Revenue Bonds (Insured; Financial
Guaranty Insurance Corporation)	6.00	6/15/2025	2,625,000	3,043,294
Illinois,
Revenue Bonds (Insured; Financial
Guaranty Insurance Corporation)	6.00	6/15/2024	5,030,000	5,738,677
				104,925,397
Kansas - .6%
Kansas Department of Transportation,
Highway Revenue Bonds	5.00	9/1/2028	6,000,000	6,826,380
Kansas Department of Transportation,
Highway Revenue Bonds	5.00	9/1/2027	5,000,000	5,700,150
				12,526,530
Kentucky - 1.0%
Kentucky Property and Buildings
Commission,
Revenue Bonds (Project Number
112)	5.00	11/1/2022	5,000,000	5,450,550
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/2024	7,500,000	7,855,875

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Kentucky - 1.0% (continued)
Kentucky State Property and Buildings
Commission,
Revenue Bonds (Project Number
100)	5.00	8/1/2021	1,785,000		1,905,006
Kentucky State Property and Buildings
Commission,
Revenue Bonds (Project Number
112) (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/2028	5,150,000		5,815,071
					21,026,502
Louisiana - .9%
Louisiana,
GO	5.00	8/1/2026	5,000,000		5,670,050
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds (Louisiana
Community and Technical College
System Facilities Corporation
Project)	5.00	10/1/2020	5,000,000	[a]	5,265,500
Louisiana Public Facilities Authority,
Revenue Bonds (CHRISTUS Health
Obligated Group)	6.00	7/1/2029	2,000,000		2,046,400
Louisiana Public Facilities Authority,
Revenue Bonds (Loyola University
Project)	5.00	10/1/2041	5,950,000		6,062,514
					19,044,464
Maine - .1%
Maine Governmental Facilities
Authority,
Revenue Bonds	4.00	10/1/2034	1,880,000		1,951,164
Maryland - 2.9%
Anne Arundel County,
Consolidated General Improvements
GO	5.00	4/1/2030	4,640,000		5,144,739
Maryland,
GO (State and Local Facilities Loan)	4.00	6/1/2027	18,700,000		20,121,013
Maryland Department of
Transportation,
Consolidated Transportation
Revenue Bonds	4.00	11/1/2027	1,300,000		1,407,211
Maryland Economic Development
Corporation,
Private Activity Revenue Bonds
(Purple Line Light Rail Project)
(Green Bonds)	5.00	3/31/2024	6,000,000		6,351,180
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds	5.00	5/15/2042	2,500,000		2,709,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Maryland - 2.9% (continued)
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds, Refunding
(Lifebridge Health)	5.00	7/1/2031	1,000,000		1,136,620
Montgomery County,
Consolidated Public Improvement GO	4.00	12/1/2030	12,000,000		12,775,920
Montgomery County,
Consolidated Public Improvement GO	5.00	11/1/2024	10,000,000	[a]	11,525,200
					61,170,933
Massachusetts - 2.9%
Massachusetts,
Commonwealth Transportation Fund
Revenue Bonds (Rail Enhancement
and Accelerated Bridge Programs)	4.00	6/1/2046	10,000,000		10,135,800
Massachusetts,
GO	4.50	12/1/2043	15,000,000		15,521,700
Massachusetts,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	10/1/2020	3,285,000		3,494,222
Massachusetts,
GO, 3 Month LIBOR + .55%	2.25	11/1/2025	5,000,000	[c]	4,956,050
Massachusetts Development Finance
Agency,
Revenue Bonds (Emmanuel College
Issue)	5.00	10/1/2033	5,000,000		5,409,600
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2034	1,000,000		1,096,290
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2035	1,000,000		1,092,440
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2036	850,000		924,673
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Partners
Healthcare System Issue)	4.00	7/1/2035	5,000,000		5,110,250
Massachusetts Development Finance
Agency,
Special Obligation Revenue Bonds
(Commonwealth Contract Assistance)	5.00	5/1/2044	2,505,000		2,700,666
Massachusetts School Building
Authority,
Sales Tax Revenue Bonds, Refunding	5.00	2/15/2037	1,000,000		1,100,600
Massachusetts School Building
Authority,
Sales Tax Revenue Bonds, Refunding	5.00	2/15/2035	2,600,000		2,872,116

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Massachusetts - 2.9% (continued)
Massachusetts Water Pollution
Abatement Trust,
Water Pollution Abatement Revenue
Bonds (MWRA Program)	5.75	8/1/2029	380,000	381,151
The Commonwealth of Massachusetts,
GO	4.00	2/1/2029	5,000,000	5,296,050
				60,091,608
Michigan - 2.4%
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2032	1,000,000	1,068,830
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2031	1,000,000	1,071,430
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2029	1,350,000	1,456,299
Michigan Building Authority,
Revenue Bonds (Facilities Program)	5.00	10/15/2022	2,400,000	2,652,360
Michigan Building Authority,
Revenue Bonds (Facilities Program)	5.00	10/15/2033	5,000,000	5,503,600
Michigan Building Authority,
Revenue Bonds (Facilities Program)	5.00	10/15/2029	10,000,000	11,132,400
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2031	10,000,000	10,722,000
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2035	5,000,000	5,333,550
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/2028	2,500,000	2,780,950
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/2026	1,875,000	2,099,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Michigan - 2.4% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/2027	3,000,000	3,347,040
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2026	2,500,000	2,799,350
				49,967,321
Minnesota - .1%
Minnesota Housing Finance Agency
Residential Housing Finance,
Revenue Bonds (Insured: GNMA,
FNMA, FHLMC)	4.00	7/1/2047	1,780,000	1,848,779
Mississippi - .5%
Southern Mississippi Educational
Building Corporation,
Revenue Bonds (Facilities
Refinancing Project)	5.00	9/1/2025	250,000	288,298
Southern Mississippi Educational
Building Corporation,
Revenue Bonds (Facilities
Refinancing Project)	5.00	9/1/2024	450,000	511,200
Southern Mississippi Educational
Building Corporation,
Revenue Bonds (Facilities
Refinancing Project)	5.00	9/1/2026	550,000	641,762
State of Mississippi,
GO, Series A	5.00	11/1/2032	3,500,000	4,002,705
West Rankin Utility Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000	1,837,803
West Rankin Utility Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,115,000
West Rankin Utility Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000	1,235,987
				9,632,755

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Missouri - 2.1%
Health & Educational Facilities
Authority,
Revenue Bonds, Refunding (Mercy
Health) Series A	5.00	6/1/2028	6,000,000	7,011,360
Kansas City Sanitation Sewer System,
Revenue Bonds, Refunding	5.00	1/1/2034	350,000	403,211
Kansas City Sanitation Sewer System,
Revenue Bonds, Refunding	5.00	1/1/2023	775,000	861,258
Kansas City Sanitation Sewer System,
Revenue Bonds, Refunding	5.00	1/1/2029	525,000	621,721
Kansas City Sanitation Sewer System,
Revenue Bonds, Refunding	5.00	1/1/2025	800,000	922,152
Kansas City Sanitation Sewer System,
Revenue Bonds, Refunding	5.00	1/1/2027	700,000	827,211
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue Bonds (State
Revolving Funds Programs)	5.00	1/1/2026	750,000	840,563
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue Bonds (State
Revolving Funds Programs)
(Escrowed to Maturity)	5.00	7/1/2021	45,000	48,266
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue Bonds (State
Revolving Funds Programs)
(Escrowed to Maturity)	5.00	7/1/2022	65,000	71,341
Missouri Environmental Improvement
and Energy Resources Authority,
Water Pollution Control and Drinking
Water Revenue Bonds (State
Revolving Funds Programs)
(Escrowed to Maturity)	5.00	7/1/2023	75,000	83,987
Missouri Health & Educational Facilities
Authority,
Revenue Bonds, Refunding (Mercy
Health)	4.00	11/15/2037	1,250,000	1,272,763
Missouri Health & Educational Facilities
Authority,
Revenue Bonds, Refunding (Mercy
Health)	4.00	11/15/2036	1,300,000	1,328,964
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue Bonds
(Saint Louis University)	5.00	10/1/2038	2,000,000	2,229,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Missouri - 2.1% (continued)
Missouri Highways and Transportation
Commission,
First Lien State Road Revenue Bonds	5.00	5/1/2023	24,625,000	27,585,664
				44,107,901
Montana - .2%
Montana Board of Housing,
SFMR	3.50	6/1/2044	4,205,000	4,311,975
Nebraska - .2%
Nebraska Lincoln Electric System,
Revenue Bonds	5.00	9/1/2030	1,650,000	1,925,434
Nebraska Lincoln Electric System,
Revenue Bonds	5.00	9/1/2029	1,900,000	2,226,572
				4,152,006
Nevada - .8%
Clark County School District,
GO, Refunding	5.00	6/15/2036	5,000,000	5,343,600
Clark County School District,
GO, Series B	5.00	6/15/2028	10,005,000	11,604,099
				16,947,699
New Jersey - 6.5%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/2024	5,000,000	5,332,600
New Jersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/2021	10,000,000	10,538,800
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	6/15/2020	5,000,000	5,192,650
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; AMBAC)	5.25	12/15/2020	5,000,000	5,272,600
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; AMBAC)	5.50	12/15/2019	1,410,000	1,454,655
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	3/1/2025	13,000,000	14,090,700
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.50	9/1/2023	10,000,000	11,128,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New Jersey - 6.5% (continued)
New Jersey Educational Facilities
Authority,
Revenue Bonds (University of
Medicine and Dentistry of New Jersey
Issue)	7.50	6/1/2019	3,750,000	[a]	3,853,950
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Barnabas Health
Issue)	5.00	7/1/2022	1,830,000		2,001,270
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Barnabas Health
Issue)	5.00	7/1/2024	3,005,000		3,273,256
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Meridian Health
System Obligated Group Issue)	5.00	7/1/2019	2,000,000		2,033,980
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Trinitas Regional
Medical Center Obligated Group
Issue)	5.00	7/1/2024	1,000,000		1,111,090
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Trinitas Regional
Medical Center Obligated Group
Issue)	5.00	7/1/2026	1,000,000		1,127,840
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Trinitas Regional
Medical Center Obligated Group
Issue)	5.00	7/1/2025	1,060,000		1,189,373
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2030	5,000,000		5,550,100
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2032	6,000,000		6,599,340
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2033	12,000,000		13,138,440
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2034	8,000,000		8,725,680
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.25	12/15/2021	3,000,000		3,226,230
New Jersey Transportation Trust Fund
Authority,
(Transportation System)	5.50	6/15/2031	5,000,000		5,300,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New Jersey - 6.5% (continued)
New Jersey Transportation Trust Fund
Authority,
(Transportation System) (Insured;
National Public Finance Guarantee
Corp.)	5.50	12/15/2021	10,000,000	10,823,400
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Series A	5.75	6/15/2025	4,245,000	4,923,988
New Jersey Transportation Trust Fund
Authority,
Transportation Program Bonds	5.00	6/15/2019	10,000,000	10,139,900
				136,028,742
New Mexico - .2%
New Mexico Municipal Energy
Acquisition Authority,
Gas Supply Revenue Bonds	5.00	8/1/2019	5,000,000	5,087,550
New York - 14.5%
Brooklyn Arena Local Development
Corporation,
PILOT Revenue Bonds (Barclays
Center) (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/15/2034	1,000,000	1,030,030
Brooklyn Arena Local Development
Corporation,
PILOT Revenue Bonds (Barclays
Center) (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/15/2033	900,000	932,166
Brooklyn Arena Local Development
Corporation,
PILOT Revenue Bonds (Barclays
Center) (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/15/2032	750,000	781,650
Hudson Yards Infrastructure Corp.,
Revenue Bonds, Refunding, Series A	5.00	2/15/2033	5,000,000	5,698,350
Long Island Power Authority,
Electric System Revenue Bonds	5.00	9/1/2042	1,500,000	1,659,780
Metropolitan Transportation Authority,
Revenue Bonds (Dedicated Tax Fund)
(Climate Board Certified Green Bond)	5.25	11/15/2033	5,000,000	5,881,250
Metropolitan Transportation Authority,
Revenue Bonds, Refunding	4.00	11/15/2038	10,000,000	10,108,500
Metropolitan Transportation Authority,
Revenue Bonds, Refunding	5.00	11/15/2026	5,000,000	5,767,250
Metropolitan Transportation Authority,
Revenue Bonds, Refunding, Series F	5.00	11/15/2030	1,725,000	1,853,823
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/2031	10,000,000	11,224,300

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 14.5% (continued)
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue Bonds	5.00	11/15/2051	5,000,000		5,271,300
Monroe County Industrial Development
Corporation,
Revenue Bonds (University of
Rochester Project)	5.00	7/1/2030	2,000,000		2,331,660
Monroe County Industrial Development
Corporation,
Revenue Bonds (University of
Rochester Project)	4.00	7/1/2035	2,450,000		2,514,092
Nassau,
GO, Refunding, Series C	5.00	10/1/2028	10,000,000		11,590,600
Nassau,
GO, Series B	5.00	4/1/2036	4,000,000		4,445,160
New York City,
GO	5.00	8/1/2026	5,660,000		6,180,607
New York City,
GO	5.00	8/1/2023	5,000,000		5,611,800
New York City,
GO	5.00	8/1/2024	5,000,000		5,706,550
New York City Municipal Water Finance
Authority,
Water & Sewer System Revenue
Bonds, Refunding, Series DD	4.50	6/15/2039	1,000,000		1,053,480
New York City Municipal Water Finance
Authority,
Water & Sewer System Revenue
Bonds, Refunding, Series DD-2	5.00	6/15/2032	4,435,000		5,158,748
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds,
Refunding, Series S-4A	5.25	7/15/2035	20,000,000		23,423,600
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds	5.00	2/1/2023	8,325,000		8,808,016
New York City Transitional Finance
Authority Future Tax Secured
Revenue,
Revenue Bonds	5.00	8/1/2035	5,000,000		5,746,950
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/2045	2,000,000		2,057,860
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	15,400,000	[e]	15,741,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 14.5% (continued)
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.15	11/15/2034	3,500,000	[e]	3,645,250
New York State Dormitory Authority,
Revenue Bonds (Columbia
University)	5.00	10/1/2041	6,000,000		6,351,900
New York State Dormitory Authority,
Revenue Bonds, Series A	5.00	3/15/2033	5,685,000		6,481,241
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	3/15/2031	5,165,000		5,764,656
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/2033	25,000,000		27,867,250
New York State Dormitory Authority,
State Sales Tax Revenue Bonds	5.00	3/15/2034	2,500,000		2,769,425
New York State Mortgage Agency,
Revenue Bonds, Series 52	1.65	10/1/2019	1,200,000		1,193,160
New York State Thruway Authority,
General Revenue Bonds	5.00	1/1/2032	3,000,000		3,336,180
New York State Urban Development
Corporation,
Revenue Bonds (Insured; NATL)	5.50	3/15/2024	10,000,000		11,620,100
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	3/15/2029	10,000,000		11,042,800
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2025	20,000,000		22,170,800
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	2,500,000		2,623,750
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2041	2,000,000		2,105,120
Port Authority of New York & New
Jersey,
Revenue Bonds, Refunding, Series
207	5.00	9/15/2024	10,000,000		11,320,200
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue Bonds	5.00	10/15/2029	6,370,000		7,229,695

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 14.5% (continued)
Suffolk County,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/2024	5,000,000		5,363,250
Suffolk County,
GO, Refunding (Insured; Build
America Mutual Assurance Company)	4.00	10/15/2027	5,000,000		5,431,100
Triborough Bridge and Tunnel
Authority,
Subordinate Revenue Bonds (MTA
Bridges and Tunnels)	0.00	11/15/2029	10,000,000	[b]	6,876,600
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/2023	5,000,000		5,478,950
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/2026	2,500,000		2,815,100
					302,065,159
North Carolina - .7%
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2028	1,030,000		1,046,902
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2030	780,000		792,761
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2029	1,725,000		1,753,514
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2026	1,000,000		1,025,850
North Carolina Municipal Power
Agency Number 1,
Catawba Electric Revenue Bonds	5.00	1/1/2024	1,585,000		1,588,471
North Carolina Turnpike Authority,
Revenue Bonds, Refunding	5.00	1/1/2033	3,400,000		3,891,028
North Carolina Turnpike Authority,
Revenue Bonds, Refunding	5.00	1/1/2032	3,780,000		4,346,849
					14,445,375
Ohio - 1.4%
Board of Education of the Winton
Woods City School District,
GO	5.00	5/1/2022	1,750,000	[a]	1,920,292
Board of Education of the Winton
Woods City School District,
GO	5.00	5/1/2022	2,590,000	[a]	2,842,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Ohio - 1.4% (continued)
Columbus,
GO, Series B	5.00	7/1/2021	3,005,000		3,228,542
Hamilton County,
Sewer System Improvement Revenue
Bonds (The Metropolitan Sewer
District of Greater Cincinnati)	5.00	12/1/2026	3,500,000		3,937,955
Montgomery County,
Revenue Bonds (Catholic Health
Initiatives)	6.00	10/1/2023	3,055,000		3,064,837
Ohio Housing Finance Agency,
Residential Mortgage Revenue Bonds
(Mortgage-Backed Securities
Program)	4.00	3/1/2047	5,780,000		6,012,587
Ohio Housing Finance Agency,
Residential Mortgage Revenue Bonds
(Mortgage-Backed Securities
Program)	4.50	3/1/2047	2,230,000		2,359,318
Revere Local School District,
GO (School Facilities Improvement)	5.00	6/1/2022	2,500,000	[a]	2,748,175
Revere Local School District,
GO (School Facilities Improvement)	5.00	6/1/2022	2,100,000	[a]	2,308,467
					28,422,206
Oregon - 2.1%
Multnomah & Clackamas Counties
School District No 10JT Gresham-
Barlow,
GO, Series B	5.00	6/15/2030	10,000,000		11,683,000
Oregon Housing and Community
Services Department,
Mortgage Revenue Bonds (Single-
Family Mortgage Program)	4.00	1/1/2047	4,010,000		4,156,124
Portland,
Sewer System Revenue Bonds, Series
A	4.50	5/1/2037	13,635,000		14,739,026
Portland,
Sewer System Revenue Bonds, Series
A	4.50	5/1/2033	11,435,000		12,527,157
					43,105,307
Pennsylvania - 10.2%
Berks County Industrial Development
Authority,
Revenue Bonds (Tower Health
Project)	4.00	11/1/2032	1,400,000		1,428,350
Chester County Health and Education
Facilities Authority Health System,
Revenue Bonds (Main Line Health
System)	4.00	10/1/2037	2,105,000		2,145,079

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Pennsylvania - 10.2% (continued)
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2033	3,250,000		3,615,852
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2031	3,500,000		3,923,885
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2030	4,000,000		4,498,200
Pennsylvania,
GO	5.00	6/15/2022	5,220,000		5,697,108
Pennsylvania,
GO	5.00	9/15/2029	7,000,000		7,928,410
Pennsylvania,
GO	5.00	8/15/2021	7,210,000		7,733,662
Pennsylvania,
GO	5.00	3/15/2031	5,000,000		5,562,300
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/2022	7,540,000	[a]	8,288,496
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/2023	11,520,000	[a]	12,893,990
Pennsylvania,
GO, Refunding	4.00	1/1/2030	5,000,000		5,224,550
Pennsylvania,
GO, Refunding	5.00	8/15/2023	10,000,000		11,148,100
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds, Refunding	4.00	3/15/2032	3,305,000		3,386,171
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds, Refunding (UPMC
Group) Series A	4.00	11/15/2035	6,000,000		6,090,420
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds, Refunding (UPMC
Group) Series A	4.00	11/15/2036	3,750,000		3,787,912
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue Bonds
(University of Pennsylvania Health
System)	5.00	8/15/2024	5,000,000		5,693,300
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (St. Joseph's
University) Series A	5.00	11/1/2034	2,240,000		2,335,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Pennsylvania - 10.2% (continued)
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (State System of
Higher Education)	5.00	6/15/2029	5,000,000		5,654,450
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding, Series
AV-1	4.00	6/15/2031	2,505,000		2,619,003
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding, Series
AV-1	4.00	6/15/2032	1,355,000		1,411,869
Pennsylvania Housing Finance Agency,
SFMR	4.00	10/1/2046	2,480,000		2,584,185
Pennsylvania Turnpike Commission,
Revenue Bonds, Refunding	4.00	12/1/2037	5,000,000		4,908,550
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2022	5,110,000	[a]	5,674,553
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation)	5.00	6/1/2033	10,000,000		11,062,700
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Refunding
(Motor License Fund Enhanced)	5.00	12/1/2035	7,085,000		7,841,182
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Refunding
(Motor License Fund)	5.00	12/1/2041	8,345,000		9,081,780
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Refunding
(Sub-Motor License Fund)	5.00	12/1/2038	10,000,000		10,954,600
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds	5.00	12/1/2020	3,675,000		3,877,382
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds	5.00	12/1/2021	3,740,000		4,023,567
Philadelphia Authority for Industrial
Development Hospital,
Revenue Bonds (The Children's
Hospital of Philadelphia Project)	4.00	7/1/2035	1,575,000		1,619,777
Philadelphia Authority for Industrial
Development Hospital,
Revenue Bonds (The Children's
Hospital of Philadelphia Project)	4.00	7/1/2036	3,750,000		3,835,275
Philadelphia Authority for Industrial
Development Hospital,
Revenue Bonds (The Children's
Hospital of Philadelphia Project)	4.00	7/1/2037	3,500,000		3,567,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Pennsylvania - 10.2% (continued)
Pittsburgh Water & Sewer Authority,
Revenue Bonds, Refunding (Insured;
Assured Guaranty Municipal
Corporation)	5.00	9/1/2026	10,000,000	11,649,900
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/2022	1,000,000	1,075,940
State Public School Building Authority,
School LR (The School District of
Philadelphia Project)	5.00	4/1/2025	2,750,000	2,930,785
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	6/1/2025	5,000,000	5,629,850
State Public School Building Authority,
School LR (The School District of
Philadelphia Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	6/1/2031	5,000,000	5,552,000
The School District of Philadelphia ,
GO, Series A	5.00	9/1/2025	500,000	562,555
The School District of Philadelphia ,
GO, Series A	5.00	9/1/2024	600,000	668,190
The School District of Philadelphia ,
GO, Series A	5.00	9/1/2027	500,000	568,950
The School District of Philadelphia ,
GO, Series A	5.00	9/1/2026	500,000	566,020
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/2028	1,000,000	1,116,350
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/2027	1,140,000	1,279,319
				211,697,253
South Carolina - .9%
Growth Remedy Opportunity Without
Tax Hike,
Installment Purchase Revenue Bonds
(School District Number 2 of
Dorchester County, School Carolina
Project)	5.00	12/1/2029	2,000,000	2,221,360
Growth Remedy Opportunity Without
Tax Hike,
Installment Purchase Revenue Bonds
(School District Number 2 of
Dorchester County, School Carolina
Project)	5.00	12/1/2028	1,750,000	1,948,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
South Carolina - .9% (continued)
Lexington County Health Services
District,
Revenue Bonds, Refunding (LexMed
Obligated Group)	4.00	11/1/2032	750,000	765,758
Lexington County Health Services
District,
Revenue Bonds, Refunding (LexMed
Obligated Group)	4.00	11/1/2031	1,000,000	1,023,060
Lexington County Health Services
District,
Revenue Bonds, Refunding (LexMed
Obligated Group)	4.00	11/1/2030	1,000,000	1,027,530
South Carolina Public Service Authority,
Revenue Bonds	5.00	12/1/2030	3,315,000	3,644,776
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.00	12/1/2022	7,500,000	8,151,525
				18,782,039
South Dakota - .3%
South Dakota Educational
Enhancement Funding Corporation,
Tobacco Settlement Revenue Bonds	5.00	6/1/2027	500,000	533,065
South Dakota Educational
Enhancement Funding Corporation,
Tobacco Settlement Revenue Bonds	5.00	6/1/2025	1,800,000	1,937,682
South Dakota State Building Authority,
Revenue Bonds, Refunding, Series A	4.00	6/1/2032	2,660,000	2,817,898
South Dakota State Building Authority,
Revenue Bonds, Refunding, Series A	4.00	6/1/2031	1,250,000	1,327,288
				6,615,933
Tennessee - .5%
Clarksville Natural Gas Acquisition
Corporation,
Gas Revenue Bonds	5.00	12/15/2020	1,690,000	1,776,122
Tennessee Energy Acquisition
Corporation,
Revenue Bonds (Gas Revenue Bonds
Project)	4.00	5/1/2023	5,000,000	5,182,000
Tennessee Housing Development
Agency,
Residential Finance Program
Revenue Bonds	3.50	1/1/2047	2,385,000	2,439,283
Tennessee Housing Development
Agency,
Residential Financing Program
Revenue Bonds	4.00	1/1/2042	1,850,000	1,927,774
				11,325,179

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Texas - 8.6%
Aldine Independent School District,
GO	5.00	2/15/2031	3,255,000	3,817,464
Arlington,
Special Tax Revenue Bonds, Sr. Lien
(Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/2034	4,180,000	4,614,344
Arlington Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education) (Insured; Texas
Permanent School Fund Guarantee
Program)	4.00	12/1/2042	2,760,000	2,781,694
Arlington Higher Education Finance
Corporation,
Revenue Bonds (Harmony Public
Schools) (Insured; Texas Permanent
School Fund Guarantee Program)	5.00	2/15/2042	1,000,000	1,098,000
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools)	5.00	8/15/2023	1,100,000	1,172,402
Culberson County-Allamoore
Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	4.00	2/15/2041	1,300,000	1,301,820
Dallas and Fort Worth,
Joint Revenue Bonds (Dallas/Fort
Worth International Airport)	5.00	11/1/2027	3,400,000	3,569,014
Dallas and Fort Worth,
Joint Revenue Bonds (Dallas/Fort
Worth International Airport)	5.00	11/1/2026	3,000,000	3,153,150
Dallas Area Rapid Transit Senior Lien
Sales Tax,
Revenue Bonds, Refunding	5.00	12/1/2041	5,155,000	5,697,976
Dallas Texas,
GO	5.00	2/15/2028	5,000,000	5,817,950
Forney Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/2027	2,200,000	2,524,478
Grand Parkway Transportation
Corporation,
BAN	5.00	2/1/2023	12,500,000	13,737,250
Harris County Cultural Education
Facilities Finance Corp.,
Thermal Utility Revenue Bonds,
Refunding (TECO Project)	4.00	11/15/2032	2,170,000	2,267,520
Harris County Flood Control District,
GO	5.00	10/1/2026	10,000,000	11,479,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Texas - 8.6% (continued)
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	11/15/2022	6,500,000		7,167,745
Houston,
GO, Refunding	5.00	3/1/2029	5,000,000		5,789,850
Houston Community College System,
Limited Tax GO	5.00	2/15/2032	8,200,000		8,928,816
New Hope Cultural Educational
Facilities Finance Corp.,
Revenue Bonds, Refunding
(Children's Health System Project)	4.00	8/15/2033	2,000,000		2,082,500
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2026	10,000,000		11,165,200
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2040	5,000,000		5,336,600
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2038	3,000,000		3,212,610
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2031	1,875,000		2,105,512
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2030	1,750,000		1,972,582
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2030	8,650,000		9,773,721
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/2030	3,000,000		3,342,720
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/2031	11,415,000		12,678,869
Southwest Higher Education Authority
Inc,
Revenue Bonds, Refunding	5.00	10/1/2028	4,500,000		5,218,920
Southwest Higher Education Authority
Inc,
Revenue Bonds, Refunding	5.00	10/1/2029	5,000,000		5,765,200
Texas Municipal Power Agency,
Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000		2,588,725
Texas Public Finance Authority,
GO	5.00	10/1/2023	4,220,000		4,552,916
Texas Public Finance Authority,
GO	5.00	10/1/2021	5,165,000	[a]	5,555,939
Texas Transportation Commission,
GO (Mobility Funds Bonds)	5.00	10/1/2024	4,000,000		4,540,440
Texas Water Development Board,
Revenue Bonds	5.00	10/15/2045	8,000,000		8,879,440
Texas Water Development Board,
Revenue Bonds (Water
Implementation Fund) Series A	4.00	10/15/2034	6,000,000		6,302,820
					179,993,787

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
U.S. Related - .3%
A.B. Won International Airport
Authority of Guam,
General Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.50	10/1/2033	1,000,000		1,121,320
Guam,
LOR (Section 30)	5.00	12/1/2029	2,000,000		2,200,800
Guam,
LOR (Section 30)	5.00	12/1/2028	2,000,000		2,207,120
Puerto Rico Electric Power Authority,
Power Revenue Bonds	5.25	7/1/2028	2,500,000	[d]	1,575,000
					7,104,240
Utah - .7%
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2031	2,400,000		2,697,192
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2030	2,000,000		2,254,680
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2029	2,500,000		2,836,250
Utah Associated Municipal Power
Systems,
Revenue Bonds (Payson Power
Project)	5.00	4/1/2022	5,675,000		6,104,881
					13,893,003
Vermont - .6%
Burlington,
GO	5.00	11/1/2037	1,000,000		1,101,050
Vermont Educational & Health
Buildings Financing Agency,
Revenue Bonds, Refunding
(University of Vermont Medical
Center)	5.00	12/1/2032	10,000,000		11,265,000
					12,366,050
Virginia - .5%
Virginia Small Business Financing
Authority,
Revenue Bonds	5.00	7/1/2034	9,500,000		9,914,580
Washington - 2.2%
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	3/1/2028	1,750,000		1,971,025
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	4/1/2030	2,840,000		3,181,141
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	4/1/2029	1,000,000		1,124,130

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Washington - 2.2% (continued)
Washington,
Federal Highway Grant Anticipation
Revenue Bonds (State Road 520
Corridor Program)	5.00	9/1/2023	5,000,000	5,607,250
Washington,
Federal Highway Grant Anticipation
Revenue Bonds (State Road 520
Corridor Program)	5.00	9/1/2022	5,000,000	5,507,500
Washington,
GO, Refunding	5.00	7/1/2032	5,000,000	5,677,050
Washington,
GO, Series R-2015-C	5.00	7/1/2031	5,400,000	6,058,422
Washington Health Care Facilities
Authority,
Revenue Bonds (Providence Health
and Services)	5.00	10/1/2021	5,550,000	5,968,858
Washington Health Care Facilities
Authority,
Revenue Bonds, Refunding
(Providence St. Joseph Health)	5.00	10/1/2031	2,000,000	2,325,260
Washington Health Care Facilities
Authority,
Revenue Bonds, Refunding
(Providence St. Joseph Health)	5.00	10/1/2032	2,500,000	2,898,300
Washington Health Care Facilities
Authority,
Revenue Bonds, Refunding (Virginia
Mason Medical Center)	5.00	8/15/2026	2,000,000	2,224,680
Washington Health Care Facilities
Authority,
Revenue Bonds, Refunding (Virginia
Mason Medical Center)	5.00	8/15/2025	1,700,000	1,883,923
Washington Health Care Facilities
Authority,
Revenue Bonds, Refunding (Virginia
Mason Medical Center)	5.00	8/15/2027	2,175,000	2,416,555
				46,844,094
West Virginia - .6%
State of West Virginia,
GO, Series B	5.00	12/1/2036	10,000,000	11,475,000
Wisconsin - 1.3%
State of Wisconsin,
GO, Series A	4.00	5/1/2034	12,415,000	12,969,950
State of Wisconsin,
Revenue Bonds, Series A	5.00	5/1/2029	3,140,000	3,621,927
Wisconsin Transportation,
Revenue Bonds, Refunding	5.00	7/1/2037	1,600,000	1,780,368
Wisconsin Transportation,
Revenue Bonds, Refunding	5.00	7/1/2036	1,800,000	2,004,876

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Wisconsin - 1.3% (continued)
WPPI Energy,
Power Supply System Revenue Bonds	5.00	7/1/2029	1,000,000	1,118,200
WPPI Energy,
Power Supply System Revenue Bonds	5.00	7/1/2031	1,000,000	1,114,370
WPPI Energy,
Power Supply System Revenue Bonds	5.00	7/1/2030	1,000,000	1,116,010
WPPI Energy,
Power Supply System Revenue Bonds	5.00	7/1/2033	2,000,000	2,222,180
WPPI Energy,
Power Supply System Revenue Bonds	5.00	7/1/2032	500,000	556,365
				26,504,246
Total Long-Term Municipal Investments
(cost $2,052,325,584)				2,065,771,681

Short-Term Municipal Investments - .2%
Illinois - .1%
Illinois Finance Authority,
Revenue Bonds (University of
Chicago Medical Center Group) Series
D-1	1.71	12/3/2018	2,000,000 [f]	2,000,000
Mississippi - .1%
Mississippi Business Finance Corp,
Gulf Opportunity Zone Industrial
Development Revenue Bonds
(Chevron U.S.A. Inc. Project)	1.72	12/3/2018	1,900,000 [f]	1,900,000
Total Short-Term Municipal Investments
(cost $3,900,000)				3,900,000
Total Investments (cost $2,056,225,584)			99.4%	2,069,671,681
Cash and Receivables (Net)			0.6%	12,384,686
Net Assets			100.0%	2,082,056,367

GO—General Obligation LIBOR—London Interbank Offered Rate

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Non-income producing—security in default.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $19,386,360 or .93% of net assets.
f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	145 12/18	16,438,242	16,381,601	56,641
Ultra 10 Year U. S.
Treasury Notes	557 12/18	71,208,925	70,512,719	696,206
Gross Unrealized Appreciation				752,847

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	2,069,671,681	-	2,069,671,681
Other Financial Instruments:
Futures††	752,847	-	-	752,847

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2018, accumulated net unrealized appreciation on investments was $13,446,097, consisting of $28,979,547 gross unrealized appreciation and $15,533,450 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 93.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 1.1%
Huntsville Health Care Authority,
CP	1.76	12/5/18	10,000,000		10,000,000
Alaska - 2.3%
Alaska Industrial Development and
Export Authority,
Revenue Bonds, Refunding (Greater
Fairbanks Community Hospital
Foundation Project) (LOC; Bank of
Tokyo-Mitsubishi UFJ)	1.74	12/3/18	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts
(Series 2017-XL0044), 4/1/25,
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank)	1.79	12/7/18	6,750,000	[a,b,c,d]	6,750,000
Tender Option Bond Trust Receipts
(Series 2017-XM0532), 4/1/25,
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank NA)	1.79	12/7/18	4,665,000	[a,b,c,d]	4,665,000
					21,415,000
Arizona - 2.8%
Casa Grande Industrial Development
Authority,
MFHR, Refunding (Center Park
Apartments Project) (LOC; FNMA)	1.69	12/7/18	2,010,000	[a]	2,010,000
Phoenix Industrial Development
Authority,
Facilities Revenue Bonds (Southwest
Human Development Project) (LOC;
Wells Fargo Bank)	1.79	12/7/18	980,000	[a]	980,000
Phoenix Industrial Development
Authority,
MFHR, Refunding (Del Mar Terrace
Apartments Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	1.75	12/3/18	17,300,000	[a]	17,300,000
Tempe Industrial Development Authority,
Revenue Bonds (The Centers for
Habilitation Project) (LOC; Wells Fargo
Bank)	1.84	12/7/18	770,000	[a]	770,000
Tender Option Bond Trust Receipts
(Series 2018-XF0695), 7/1/25,
(Liquidity Facility; JPMorgan Chase
Bank NA and LOC; JPMorgan Chase
Bank NA)	1.74	12/7/18	5,000,000	[a,b,c,d]	5,000,000

26,060,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 6.0%
California Enterprise Development
Authority,
IDR (Pocino Foods Company Project)
(LOC; FHLB)	1.74	12/7/18	2,920,000	[a]	2,920,000
California Enterprise Development
Authority,
IDR (Tri Tool Inc. Project) (LOC;
Comerica Bank)	1.76	12/7/18	100,000	[a]	100,000
California Enterprise Development
Authority,
Recovery Zone Facility Revenue Bonds
(Regional Properties, Inc. Project)
(LOC; FHLB)	1.74	12/7/18	15,000,000	[a]	15,000,000
California Statewide Communities
Development Authority,
CP	1.45	12/6/18	10,090,000		10,089,507
California Statewide Communities
Development Authority,
CP	1.45	12/6/18	8,500,000		8,499,585
California Statewide Communities
Development Authority,
CP (Kaiser Permanente)	1.45	12/6/18	16,400,000		16,399,200
Sacramento County Housing Authority,
MFHR, Refunding (Stonebridge
Apartments) (LOC; FNMA)	1.72	12/7/18	2,500,000	[a]	2,500,000
					55,508,292
Colorado - .8%
Colorado Educational and Cultural
Facilities Authority,
Revenue Bonds, Refunding (Boulder
Country Day School Project) (LOC;
Wells Fargo Bank)	1.79	12/7/18	1,810,000	[a]	1,810,000
Colorado Health Facilities Authority,
Revenue Bonds (Boulder Community
Hospital) (LOC; JPMorgan Chase Bank)	1.75	12/7/18	3,545,000	[a]	3,545,000
Colorado Housing and Finance Authority,
Revenue Bonds (LOC; Sumitomo Mitsui
Banking Corporation)	1.75	12/7/18	1,360,000	[a]	1,360,000
Jefferson County,
Revenue Bonds (Rocky Mountain
Butterfly Consortium Project) (LOC;
Wells Fargo Bank)	1.79	12/7/18	385,000	[a]	385,000
					7,100,000
Connecticut - 1.9%
RIB Floater Trust,
GO (LOC; Barclays Bank PLC) (Series
2017-016)	1.73	12/7/18	17,000,000	[a,b,c]	17,000,000

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - .4%
District of Columbia,
Revenue Bonds (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	1.79	12/7/18	3,810,000	[a]	3,810,000
Florida - 4.6%
Brevard County,
Revenue Bonds (Holy Trinity Episcopal
Academy Project) (LOC; Wells Fargo
Bank)	1.84	12/7/18	225,000	[a]	225,000
Collier County Industrial Development
Authority,
Revenue Bonds (Redlands Christian
Migrant Association, Inc. Project) (LOC;
Bank of America)	1.98	12/7/18	2,225,000	[a]	2,225,000
Florida Development Finance
Corporation,
Enterprise Bond Program IDR (Center
Court Properties, LLC Project) (LOC;
Branch Banking and Trust Co.)	1.76	12/7/18	1,400,000	[a]	1,400,000
Florida Housing Finance Corporation,
Revenue Bonds (Hudson Ridge
Apartments) Series L	1.74	12/7/18	6,550,000	[a]	6,550,000
Florida Housing Finance Corporation,
Revenue Bonds (Maitland Apartments)
(LOC; FHLMC)	1.69	12/7/18	11,075,000	[a]	11,075,000
Gainesville Utility Systems,
CP, Ser. C	1.64	12/3/18	6,000,000		5,999,898
Jacksonville,
Educational Facilities Revenue Bonds
(Edward Waters College Project) (LOC;
Wells Fargo Bank)	1.79	12/7/18	2,700,000	[a]	2,700,000
Jacksonville,
Educational Facilities Revenue Bonds
(Edward Waters College Project) (LOC;
Wells Fargo Bank)	1.79	12/7/18	235,000	[a]	235,000
Jacksonville,
IDR (University of Florida Health
Sciences Center Clinic) (LOC; Branch
Banking and Trust Co.)	1.74	12/7/18	800,000		800,000
Tender Option Bond Trust Receipts
(Series 2018-BAML7001), 12/1/51,
(LOC; Bank of America NA and
Liquidity Facility; Bank of America NA)	1.74	12/7/18	11,000,000	[a,b,c,d]	11,004,087
					42,213,985
Georgia - 2.2%
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds (LOC;
Bank of Tokyo-Mitsubishi UFJ, Ltd.)	1.83	12/7/18	10,040,000	[a]	10,040,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 2.2% (continued)
RBC Muni Products Trust,
Revenue Bonds (Burke County
Development Authority for Pollution
Control) (LOC; Royal Bank of Canada)	1.75	12/7/18	7,050,000	[a,b,c]	7,050,000
Tender Option Bond Trust Receipts
(Series 2018-XF0708), 8/1/24,
(Convention Hotel Project) (Liquidity
Facility; Bank of America)	1.77	12/7/18	3,200,000	[a,b,d]	3,200,000
					20,290,000
Illinois - 7.3%
Illinois Finance Authority,
Revenue Bonds (Everest Academy of
Lemont Inc. Project) (Liquidity Facility;
FHLB and LOC; FHLB)	1.79	12/7/18	5,160,000	[a]	5,160,000
Illinois Finance Authority,
Revenue Bonds (Marwen Foundation
Project) (LOC; Northern Trust
Company)	1.76	12/7/18	3,810,000	[a]	3,810,000
Illinois Finance Authority,
Revenue Bonds, Refunding
(Northwestern Memorial Healthcare
Obligated Group)	1.74	12/3/18	27,260,000	[a]	27,260,000
Illinois Housing Development Authority,
MFHR (Woodlawn Six Apartments)
(LOC; FHLMC)	1.71	12/7/18	7,500,000	[a]	7,500,000
Tender Option Bond Trust Receipts
(Series 2018-XF0711), 11/15/40,
(Liquidity Facility; JPMorgan Chase
Bank NA and LOC; JPMorgan Chase
Bank NA)	1.74	12/7/18	23,250,000	[a,b,d]	23,250,000
					66,980,000
Indiana - .7%
Crawfordsville,
IDR, Refunding (National Service
Industries Inc., Project) (LOC; Wells
Fargo Bank)	1.79	12/7/18	4,000,000	[a]	4,000,000
Indiana Development Finance Authority,
EDR (Goodwill Industries of Michiana,
Inc. Project) (LOC; PNC Bank NA)	1.67	12/7/18	395,000	[a]	395,000
Indiana Health Facility Financing
Authority,
Revenue Bonds (Anthony Wayne
Rehabilitation Center for Handicapped
and Blind, Inc. Project) (LOC; Wells
Fargo Bank)	1.79	12/7/18	1,750,000	[a]	1,750,000
					6,145,000

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Kansas - 1.0%
Burlington,
EIR, Refunding (Kansas City Power and
Light Company Project) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.79	12/7/18	2,200,000	[a]	2,200,000
Burlington,
Environment Improvement Revenue
Bonds (Kansas City Power and Light)
(LOC; Mizuho Bank, Ltd.)	1.79	12/7/18	6,750,000	[a]	6,750,000
					8,950,000
Kentucky - 1.7%
Boone County,
Pollution Control Revenue Bonds (Duke
Energy) (LOC; Sumitomo Mitsui
Banking)	1.74	12/7/18	1,700,000	[a]	1,700,000
Jefferson County,
Industrial Revenue Bonds, Refunding
(Zeochem L.L.C. Project) (LOC; UBS AG)	1.70	12/7/18	3,625,000	[a]	3,625,000
Louisville & Jefferson County,
District Sewer & Drainage System, Ser.
A-1	1.82 1	2/14/18	10,000,000		10,000,000
					15,325,000
Louisiana - 1.1%
Tender Option Bond Trust Receipts
(Series 2018-BAML7002), 9/1/57,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Louisiana
Children's Medical Center) (LOC; Bank
of America NA and SPA; Bank of
America NA))	1.84	12/7/18	10,000,000	[b,c,d]	10,000,000
Maryland - 1.5%
Baltimore County,
Revenue Bonds, Refunding (Shade Tree
Trace Apartments Facility) (LOC; M&T
Trust)	1.79	12/7/18	835,000	[a]	835,000
Maryland Economic Development
Corporation,
EDR (Prologue, Inc. Project) (LOC; Bank
of America)	1.99	12/7/18	2,015,000	[a]	2,015,000
Maryland Health and Higher Educational
Facilities Authority,
Pooled Loan Program Revenue Bonds
(LOC; Bank of America)	1.84	12/7/18	4,500,000	[a]	4,500,000
Tender Option Bond Trust Receipts
(Series 2017-XG0146), 11/15/24,
(Medical Health and Higher Educational
Facilities Authority, Revenue Bonds)
(LOC; JPMorgan Chase Bank NA)	1.74	12/7/18	6,635,000	[a,b,c,d]	6,635,000
					13,985,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - .4%
Tender Option Bond Trust Receipts
(Series 2018 XF0686), 5/1/26,
(Michigan Finance Authority, Revenue
Bonds (Charter County of Wayne
Criminal Justice Center) (Liquidity
Agreement; Royal Bank of Canada))
Recourse	1.74	12/7/18	4,000,000	[a,b,c,d]	4,000,000
Minnesota - 2.0%
Eden Prairie,
MF Housing Revenue Bonds (Park at
City West Apartments) (LOC; FHLMC)	1.69	12/7/18	14,805,000	[a]	14,805,000
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo Bank)	1.79	12/7/18	1,155,000	[a]	1,155,000
Minnesota Higher Education Facilities
Authority,
Revenue Bonds (Macalester College)	1.76	12/7/18	1,200,000	[a]	1,200,000
Saint Paul Housing and Redevelopment
Authority,
Revenue Bonds (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	1.79	12/7/18	950,000	[a]	950,000
					18,110,000
Mississippi - 2.2%
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.71	12/3/18	17,090,000	[a]	17,090,000
Mississippi Business Finance
Corporation,
Revenue Bonds, Refunding (Jackson
Heart Realty Refunding Project) (LOC;
FHLB)	1.73	12/7/18	3,385,000	[a]	3,385,000
					20,475,000
Missouri - 1.7%
RBC Municipal Products,
Revenue Bonds (Stowers Institute
Medical Research) (LOC; Royal Bank of
Canada and Liquidity Facility; Royal
Bank of Canada)	1.75	12/7/18	14,000,000	[a,b]	14,000,000
University of Missouri,
CP	1.70	12/6/18	2,050,000		2,049,966
					16,049,966
Nebraska - .6%
Tender Option Bond Trust Receipts
(Series 2018-XF2671), 9/1/48,
(Nebraska Investment Finance
Authority, Single Family Housing
Revenue Bonds (Liquidity Agreement;
Morgan Stanley Bank))	1.72	12/7/18	5,245,000	[a,b,c,d]	5,245,000

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada - .4%
Tender Option Bond Trust Receipts
(Series 2018-XG0199), 1/1/42,
Revenue Bonds (Liquidity Facility;
Royal Bank of Canada)	1.77	12/7/18	4,000,000	[a,b,d]	4,000,000
New Hampshire - 1.6%
New Hampshire Health and Education
Facilities Authority,
Revenue Bonds (University System of
New Hampshire Issue) (Liquidity
Facility; State Street Bank and Trust
Co.)	1.73	12/3/18	2,625,000	[a]	2,625,000
New Hampshire Health and Education
Facilities Authority,
Revenue Bonds (University System of
New Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	1.72	12/3/18	12,245,000	[a]	12,245,000
					14,870,000
New Jersey - 1.1%
Tender Option Bond Trust Receipts
(Series 2016-ZF0468), 6/15/19,
(New Jersey Transportation Trust Fund
Authority (Transportation System))
(LOC; Royal Bank of Canada)	1.74	12/7/18	8,550,000	[a,b,c,d]	8,550,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0470), 7/1/20,
(New Jersey Turnpike Authority,
Turnpike Revenue Bonds) (LOC; Royal
Bank of Canada)	1.74	12/7/18	1,500,000	[a,b,c,d]	1,500,000
					10,050,000
New Mexico - 1.5%
New Mexico Hospital Equipment Loan
Council,
Hospital Revenue Bonds, Refunding
(Presbyterian Health Services) (SPA;
Wells Fargo Bank NA)	1.74	12/3/18	3,750,000	[a]	3,750,000
New Mexico Hospital Equipment Loan
Council,
Revenue Bonds, Refunding
(Presbyterian Healthcare Services)
(Liquidity Facility; Wells Fargo Bank
NA)	1.74	12/3/18	9,875,000	[a]	9,875,000
					13,625,000
New York - 16.3%
Metropolitan Transportation Authority of
New York,
(Liquidity Facility; Citibank NA)	1.77	12/7/18	2,590,000	[a,b,c]	2,590,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.76	12/3/18	13,195,000	[a]	13,195,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 16.3% (continued)
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	1.77	12/3/18	26,200,000	[a]	26,200,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	1.77	12/3/18	2,200,000	[a]	2,200,000
New York City Capital Resource
Corporation,
Recovery Zone Facility Revenue Bonds
(WytheHotel Project) (LOC; M&T Trust)	1.81	12/7/18	3,700,000	[a]	3,700,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
Bonds (Liquidity Facility; Mizuho Bank,
Ltd.)	1.77	12/3/18	8,965,000	[a]	8,965,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	1.75	12/3/18	19,895,000	[a]	19,895,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	1.77	12/3/18	6,500,000	[a]	6,500,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Mizuho Bank, Ltd.)	1.77	12/3/18	6,905,000	[a]	6,905,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue Bonds
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	1.79	12/3/18	7,160,000	[a]	7,160,000
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	1.77	12/7/18	15,000,000	[a]	15,000,000
Syracuse,
RAN, Series 2018 A	3.50	3/29/19	10,644,000		10,699,967
Tender Option Bond Trust Receipts
(Series 2018-XF0615), 11/15/25,
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding)
(Liquidity Facility; JPMorgan Chase
Bank NA)	1.77	12/7/18	12,375,000	[a,b,c,d]	12,375,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623), 11/15/42,
(Liquidity Facility; TD Bank NA)	1.81	12/7/18	5,000,000	[a,b,c,d]	5,000,000

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 16.3% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0697), 11/15/42,
(Liquidity Facility; JPMorgan Chase
Bank NA and LOC; JPMorgan Chase
Bank NA)	1.84	12/7/18	4,000,000	[b,d]	4,000,000
Tompkins County Industrial
Development Agency,
Civic Facility Revenue Bonds
(Community Development Properties
Ithaca, Inc. Project) (LOC; M&T Trust)	1.79	12/7/18	5,000,000	[a]	5,000,000
					149,384,967
North Carolina - .3%
North Carolina Medical Care Commission,
Health Care Facilities Revenue Bonds
(Novant Health Group) (SPA; JPMorgan
Chase Bank NA) Series 2004 A	1.71	12/7/18	2,405,000	[a]	2,405,000
Ohio - 2.4%
Montgomery County,
Hospital Revenue Bonds (Premier
Health-Miami Valley Hospital) (LOC;
Barclays Bank PLC)	1.73	12/3/18	1,400,000		1,400,000
Salem,
Civic Facility Revenue Bonds
(Community Center, Inc. Project) (LOC;
PNC Bank NA)	1.67	12/7/18	110,000	[a]	110,000
Stark County Port Authority,
Revenue Bonds (Canton Country Day
School Project) (LOC; PNC Bank NA)	1.71	12/7/18	585,000	[a]	585,000
Stark County Port Authority,
Revenue Bonds (Community Action
Agency Project) (LOC; JPMorgan Chase
Bank)	1.73	12/7/18	695,000	[a]	695,000
Tender Option Bond Trust Receipts
(Series 2018-XG0206), 12/1/44,
(Convention Hotel Project) (Liquidity
Facility; Bank of America)	1.81	12/7/18	4,255,000	[b,d]	4,255,000
Tender Option Bond Trust Receipts
(Series 2018-YX1079), 9/1/25,
Revenue Bonds (Liquidity Agreement;
Barclays Bank PLC and LOC; Barclays
Bank PLC)	1.84	12/7/18	14,590,000	[a,b,c,d]	14,590,000
					21,635,000
Oklahoma - 2.0%
Tender Option Bond Trust Receipts
(Series 2018-XX1096), 8/15/57,
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.73	12/7/18	18,235,000	[a,b,c,d]	18,235,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - .6%
Hospitals & Higher Education Facilities
Authority,
Revenue Bonds (Childrens Hospital
Project) (SPA; Wells Fargo Bank NA)
Series A	1.72	12/3/18	2,520,000		2,520,000
Pennsylvania Economic Development
Financing Authority,
EDR (Montessori Academy of
Chambersburg, Inc. Project) (LOC; PNC
Bank NA)	1.71	12/7/18	1,100,000	[a]	1,100,000
York Redevelopment Authority,
Revenue Bonds (LOC; M&T Trust)	1.84	12/7/18	1,995,000	[a]	1,995,000
					5,615,000
South Carolina - 3.3%
South Carolina Jobs-Economic
Development Authority,
Economic Development Revenue Bonds
(YMCA Beaufort County Project) (LOC;
Branch Banking and Trust)	1.73	12/7/18	1,210,000	[a]	1,210,000
South Carolina Jobs-Economic
Development Authority,
EDR (YMCA of Coastal Carolina Project)
(LOC; Wells Fargo Bank)	1.79	12/7/18	2,190,000	[a]	2,190,000
South Carolina State Housing Finance and
Development Authority,
MFH Revenue Bonds (Franklin Square
Project) (Insured; FHLMC and Liquidity
Facility; FHLMC)	1.71	12/7/18	6,050,000	[a]	6,050,000
Tender Option Bond Trust Receipts
(Series 2017-XG0149), 12/1/50,
Revenue Bonds, Refunding (Liquidity
Facility; Barclays Bank PLC)	1.73	12/7/18	21,190,000	[a,b,c,d]	21,190,000
					30,640,000
Tennessee - 2.1%
Cleveland Health and Educational
Facilities Board,
Revenue Bonds (Lee University Project)
(LOC; Branch Banking and Trust Co.)	1.75	12/7/18	300,000	[a]	300,000
Hawkins County Industrial Development
Board,
IDR, Refunding (Leggett and Platt, Inc.
Project) (LOC; Wells Fargo Bank)	1.80	12/7/18	1,750,000	[a]	1,750,000
Montgomery County Public Building
Authority,
Pooled Financing Revenue Bonds
(Tennessee County Loan Pool) (LOC;
Bank of America)	1.73	12/3/18	9,215,000	[a]	9,215,000

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - 2.1% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XG0145), 7/1/48,
Revenue Bonds (Vanderbilt University
Medical Center Program) (Liquidity
Facility; Barclays Bank PLC and LOC;
Barclays Bank PLC)	1.73	12/7/18	3,485,000	[a,b,c,d]	3,485,000
Tender Option Bond Trust Receipts
(Series 2018-XL0062), 7/1/24,
(Liquidity Facility; Citibank NA and
LOC; Citibank NA)	1.75	12/7/18	4,420,000	[a,b,c,d]	4,420,000
					19,170,000
Texas - 12.6%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	1.72	12/7/18	34,100,000	[a]	34,100,000
Gulf Coast Industrial Development
Authority,
Revenue Bonds (Petrounited Term Inc.)
(LOC; BNP Paribas)	1.73	12/7/18	6,200,000	[a]	6,200,000
Harris County,
CP, Ser. C1	1.80	2/1/19	3,340,000		3,342,136
Harris County Cultural Education
Facilities Finance Corporation,
Revenue Bonds (The Methodist
Hospital System)	1.79	12/3/18	4,650,000	[a]	4,650,000
Harris County Cultural Education
Facilities Finance Corporation,
Revenue Bonds (The Methodist
Hospital System)	1.79	12/3/18	4,530,000	[a]	4,530,000
Harris County Health Facilities
Development Corporation,
Revenue Bonds, Refunding (The
Methodist Hospital System)	1.79	12/3/18	13,695,000	[a]	13,695,000
Midlothian Industrial Development
Corporation,
Revenue Bonds (Holcim Project) (LOC;
UBS AG)	1.72	12/7/18	19,300,000	[a]	19,300,000
San Antonio Water Systems,
Water and Sewer systems, Ser. A1	1.77	12/18/18	9,000,000		9,000,000
State of Texas,
GO Notes	1.75	12/7/18	13,025,000	[a]	13,025,000
Tender Option Bond Trust Receipts
(Series 2018-XG0164), 2/1/48,
(Insured; Texas Permanent School
Fund Guarantee Program and Liquidity
Facility; Bank of America NA)	1.73	12/7/18	2,795,000	[b,c,d]	2,795,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 12.6% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0698), 8/15/24,
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)	1.73	12/7/18	4,585,000	[a,b,d]	4,585,000
Texas,
GO Notes (Veterans Bonds) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.68	12/7/18	610,000	[a]	610,000
					115,832,136
Utah - 1.3%
Intermountain Power Agency,
CP (Liquidity Facility; Bank of America)	1.70	12/5/18	9,990,000		9,989,888
Murray City,
Hospital Revenue Bonds (IHC Health
Services Inc.) (SPA; JPMorgan Chase
Bank NA) Series B	1.74	12/3/18	1,710,000		1,710,000
					11,699,888
Vermont - .1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue Bonds (Capital Asset
Financing Program) (LOC; Wells Fargo
Bank)	1.95	12/7/18	660,000	[a]	660,000
Washington - 2.1%
Tender Option Bond Trust Receipts
(Series 2018-ZF2682), 5/1/38,
(King County Housing Authority,
Revenue Bonds, Refunding (Ballinger
Commons Apartments) (Liquidity
Agreement; Morgan Stanley Bank))	1.72	12/7/18	7,000,000	[a,b,c,d]	7,000,000
University of Washington,
CP	1.67	12/7/18	5,000,000		5,000,000
Washington Housing Finance
Commission,
Nonprofit Revenue Bonds (The
Evergreen School Project) (LOC; Wells
Fargo Bank)	1.79	12/7/18	495,000	[a]	495,000
Washington Housing Finance
Commission,
Revenue Bonds (Artspace Everett Lofts
and Multi-Family Housing Project)
(LOC; FHLMC)	1.70	12/7/18	3,200,000	[a]	3,200,000
Washington State Housing Finance
Commission,
Multi-Family Housing Revenue Bonds
(Redmond Ridge E Apartments Project)
(LOC; Federal Home Loan Bank)	1.70	12/7/18	3,835,000	[a]	3,835,000
					19,530,000

Short-Term Investments - 93.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
West Virginia - .2%
Cabell County Commission,
Revenue Bonds (Huntington YMCA
Project) (LOC; JPMorgan Chase Bank)	1.73	12/7/18	1,900,000	[a]	1,900,000
Wisconsin - 1.6%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	1.79	12/7/18	6,500,000	[a]	6,500,000
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Goodwill Industries of
North Central Wisconsin, Inc.) (LOC;
Wells Fargo Bank)	1.79	12/7/18	4,650,000	[a]	4,650,000
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Madison Family
Medicine Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase Bank)	1.73	12/7/18	930,000	[a]	930,000
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Sinsinawa Nursing,
Inc. Project) (LOC; JPMorgan Chase
Bank)	1.73	12/7/18	250,000	[a]	250,000
Wisconsin Housing and Economic
Development Authority,
SMFH Revenue Bonds, Ser. C (SPA;
Federal Home Loan Bank)	1.72	12/7/18	2,700,000	[a]	2,700,000
					15,030,000
U.S. Related - 1.5%
Illinois Development Finance Authority,
Revenue Bonds (North Shore Senior
Center Project) (LOC; JPMorgan Chase
Bank NA)	1.75	12/7/18	7,000,000	[a]	7,000,000
Racine,
NAN	3.50	3/11/19	2,000,000		2,005,225
Tender Option Bond Trust Receipts
(Series 2018-ZF2627), 2/15/35,
(Liquidity Facility; Morgan Stanley
Bank)	1.74	12/7/18	5,000,000	[a,b,c,d]	5,000,000
					14,005,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $856,949,459)	93.3%	856,949,459
Cash and Receivables (Net)	6.7%	61,614,278
Net Assets	100.0%	918,563,737

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities amounted to $241,369,087 or 26.28% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

[d]	Unaffiliated Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at November 30, 2018.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	856,949,459
Level 3 - Significant Unobservable Inputs	-
Total	856,949,459

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8%
Alabama - 1.8%
Black Belt Energy Gas District,
Gas Supply Revenue Bonds	4.00	6/1/2021	17,085,000		17,613,781
Arizona - .8%
Arizona,
COP	5.00	10/1/2019	7,000,000		7,175,420
Coconino County Pollution Control,
Revenue Bonds (Nevada Power
Company)	1.60	5/21/2020	1,100,000		1,087,878
					8,263,298
California - 3.0%
Bay Area Toll Authority,
Toll Bridge Revenue Bonds,
Refunding (San Francisco Bay Area
Subordinate Toll Bridge)	1.38	4/1/2020	5,000,000		4,966,400
California Municipal Finance Authority,
Revenue Bonds (Community Medical
Centers)	5.00	2/1/2019	1,000,000		1,004,890
California Pollution Control Financing
Authority,
Revenue Bonds (Republic Services
Inc. Project)	2.08	1/15/2019	5,000,000	[a]	4,999,800
California State University Trustees,
Systemwide Revenue Bonds	3.00	11/1/2019	1,690,000		1,696,676
Golden State Tobacco Securitization
Corporation,
Revenue Bonds	5.00	6/1/2020	3,000,000		3,120,810
San Francisco City & County
Commission International Airport,
Revenue Bonds, Refunding	5.00	5/1/2021	5,000,000		5,338,250
San Francisco City & County
Commission International Airport,
Revenue Bonds, Refunding, Series A	5.00	5/1/2020	8,210,000		8,561,881
					29,688,707
Colorado - 1.0%
Colorado Educational & Cultural
Facilities Authority,
Revenue Bonds, Refunding (Johnson
& Wales University Project) Ser. B	5.00	4/1/2020	910,000		943,916
Colorado Educational & Cultural
Facilities Authority,
Ser. B, Revenue Bonds, Refunding
(Johnson & Wales University Project)
(Escrowed to Maturity)	5.00	4/1/2020	390,000		405,159

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Colorado - 1.0% (continued)
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	1.88	11/6/2019	5,000,000	4,975,250
University of Colorado Hospital
Authority,
Revenue Bonds	4.00	3/1/2020	4,000,000	4,051,680
				10,376,005
Connecticut - 1.7%
Connecticut,
GO, Refunding, Series F	5.00	9/15/2020	1,200,000	1,257,456
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purpose)	5.00	1/1/2021	5,000,000	5,269,200
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purpose)	5.00	1/1/2022	5,000,000	5,378,900
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Yale University)	5.00	7/1/2020	5,000,000	5,234,550
				17,140,106
Florida - 3.3%
Citizens Property Insurance
Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured
Revenue Bonds	5.00	6/1/2020	9,400,000	9,794,048
Hillsborough County School Board,
CP, Refunding (Florida Master Lease
Program)	5.00	7/1/2021	7,000,000	7,513,940
Orange County Health Facilities
Authority,
HR (Orlando Health, Inc.)	5.25	10/1/2020	5,000,000	5,134,250
Orlando Utilities Commission Utility
System,
Revenue Bonds	5.00	10/1/2020	2,000,000	2,100,680
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	4.00	11/15/2020	2,000,000	2,049,740
Palm Beach County Health Facilities
Authority,
Retirement Communities Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	4.00	11/15/2019	2,000,000	2,027,700

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Florida - 3.3% (continued)
Palm Beach County School Board,
CP, Refunding	5.00	8/1/2022	1,875,000	2,061,619
Palm Beach County School Board,
CP, Refunding	5.00	8/1/2021	1,525,000	1,638,963
				32,320,940
Georgia - 1.7%
Burke County Development Authority,
PCR (Georgia Power Company Plant
Vogtle Project)	2.35	12/11/2020	5,000,000	4,974,550
DeKalb County School District,
GO	4.00	10/1/2020	9,500,000	9,847,320
Georgia Municipal Association, Inc.,
Installment Sale Program, COP (City
Court of Atlanta Project)	5.00	12/1/2019	2,270,000	2,338,804
				17,160,674
Illinois - 6.7%
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2019	3,250,000	3,330,437
Chicago,
Waterworks Revenue Bonds,
Refunding	5.00	11/1/2019	2,500,000	2,561,875
Chicago Board of Education,
GO, Refunding (Chicago School
Reform Board)	5.00	12/1/2019	2,020,000	2,055,209
Chicago Board of Education,
GO, Refunding (Chicago School
Reform Board)	5.25	12/1/2020	1,175,000	1,223,422
Chicago Board of Education,
GO, Refunding (Chicago School
Reform Board)	5.25	12/1/2020	1,275,000	1,327,543
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/2018	3,115,000	3,115,000
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Escrowed to Maturity)	4.25	12/1/2018	1,905,000	1,905,000
Cook County,
GO, Refunding	5.00	11/15/2020	890,000	934,794
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/2019	5,000,000	5,011,000
Illinois,
GO, Refunding, Series A	5.00	11/1/2019	18,000,000	18,391,500
Illinois,
GO, Refunding, Series A	5.00	10/1/2020	3,000,000	3,106,200
Illinois,
GO, Ser. D	5.00	11/1/2020	5,000,000	5,184,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Illinois - 6.7% (continued)
Illinois,
GO, Ser. D	5.00	11/1/2021	5,000,000		5,199,900
Illinois,
Sales Tax Revenue Bonds, Refunding
(Insured; NATL)	5.75	6/15/2020	1,615,000		1,685,882
Illinois Development Finance Authority,
Revenue Bonds (Saint Vincent de
Paul Center Project)	1.88	3/1/2019	3,500,000		3,494,820
Illinois Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	12/1/2018	2,000,000		2,000,000
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/2022	5,000,000		5,403,300
					65,930,832
Indiana - 2.2%
Indiana Health Facility Financing
Authority,
Revenue Bonds (Ascension Health
Subordinate Credit Group)	2.80	8/1/2019	1,395,000		1,400,971
Whiting,
Environmental Facilities Revenue
Bonds (BP Products North America
Inc. Project)	1.85	10/1/2019	10,000,000		9,961,700
Whiting,
Environmental Facilities Revenue
Bonds (BP Products North America
Inc. Project), MUNIPSA + . 75%	2.44	12/2/2019	5,000,000	[b]	5,007,600
Whiting,
Revenue Bonds	5.00	11/1/2022	5,000,000		5,416,000
					21,786,271
Kansas - .6%
Wichita City,
GO	4.00	10/15/2019	5,435,000		5,526,906
Kentucky - 1.4%
Kentucky,
Property & Buildings Commission
Revenue Bonds, Refunding	5.00	5/1/2020	2,000,000		2,076,340
Kentucky Property and Buildings
Commission,
Revenue Bonds (Project Number
112)	5.00	11/1/2020	10,000,000		10,506,800
Louisville & Jefferson County Metro
Government,
Revenue Bonds (Louisville Gas &
Electric Company Project) Ser. B	2.55	5/3/2021	1,500,000		1,499,205

14,082,345

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Louisiana - .3%
Louisiana Public Facilities Authority,
Revenue Bonds (Hurricane Recovery
Program)	5.00	6/1/2020	2,800,000		2,918,636
Maryland - 1.1%
Maryland,
GO, Refunding, Series B	5.00	8/1/2022	10,000,000		11,034,400
Massachusetts - 2.1%
Massachusetts Development Finance
Agency,
Revenue Bonds (Emerson College
Issue)	5.00	1/1/2019	2,000,000		2,004,060
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Partners
Healthcare System Issue)	5.00	7/1/2021	3,010,000		3,228,646
Massachusetts Development Finance
Agency,
Solid Waste Disposal Revenue Bonds
(Waste Management Inc. Project)	2.25	5/1/2019	1,000,000	[a]	999,540
Massachusetts Educational Financing
Authority,
Revenue Bonds, Refunding	4.00	7/1/2020	375,000		383,183
Massachusetts Educational Financing
Authority,
Revenue Bonds, Refunding	4.00	7/1/2021	1,000,000		1,032,180
Massachusetts Educational Financing
Authority,
Revenue Bonds, Refunding, Series B	5.00	7/1/2021	1,150,000		1,215,424
Massachusetts Educational Financing
Authority,
Revenue Bonds, Refunding, Series B	5.00	7/1/2022	2,000,000		2,149,380
Worcester,
BAN	3.00	1/31/2019	10,000,000		10,018,800
					21,031,213
Michigan - 2.5%
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2022	500,000		535,195
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2021	1,000,000		1,055,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Michigan - 2.5% (continued)
Detroit Downtown Development
Authority,
Tax Increment Revenue Bonds,
Refunding (Catalyst Development
Project) Series A	5.00	7/1/2021	500,000		530,335
Michigan Finance Authority,
Revenue Bonds, Refunding
(Unemployment Obligation
Assignment)	5.00	7/1/2020	17,325,000		17,640,488
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue Bonds	5.00	7/1/2021	4,445,000		4,476,693
Michigan Strategic Fund,
LOR (The Detroit Edison Company
Pollution Control Bonds Project)	1.45	9/1/2021	1,000,000		955,640
					25,193,941
Minnesota - .9%
Rochester Independent School District
No 535,
COP, Series B	5.00	2/1/2022	1,560,000		1,695,158
Saint Louis Park,
Health Care Facilities Revenue Bonds
(Park Nicollet Health Services)	5.75	7/1/2019	6,690,000	[c]	6,835,708
					8,530,866
Mississippi - .6%
Mississippi,
GO, 1 Month LIBOR + .33%	1.87	9/1/2020	5,490,000	[b]	5,493,019
Missouri - .8%
Missouri Public Utilities Commission,
Revenue Bonds	2.13	11/1/2019	8,250,000		8,245,875
Nebraska - .2%
Central Plains Energy Project,
Gas Supply Revenue Bonds (Liquidity
Facility; Royal Bank of Canada)	5.00	12/1/2019	1,975,000		2,026,192
Nevada - 2.5%
Clark County Nevada Airport System,
Revenue Bonds	4.00	7/1/2019	3,000,000		3,032,010
Clark County Nevada Airport System,
Revenue Bonds	5.00	7/1/2020	3,010,000		3,137,323
Clark County Pollution Control,
Revenue Bonds (Nevada Power
Company)	1.60	5/21/2020	3,000,000		2,966,940
Clark County School District,
GO, Series D	5.00	6/15/2021	2,645,000		2,817,957
Clark County School District,
Limited Tax GO	5.00	6/15/2021	3,000,000		3,196,170

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Nevada - 2.5% (continued)
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/2022	4,000,000	4,282,160
Washoe County,
Gas Facility Revenue Bonds (Sierra
Pacific Power Company Projects)	1.50	6/3/2019	5,500,000	5,475,690
				24,908,250
New Hampshire - .3%
Cheshire,
TAN	3.00	12/28/2018	2,500,000	2,501,800
New Jersey - 7.6%
Hamilton Township,
BAN, Series A-E	3.00	5/21/2019	7,500,000	7,532,850
New Jersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/2020	3,000,000	3,112,830
New Jersey Economic Development
Authority,
Cigarette Tax Revenue Bonds	5.00	6/15/2021	1,000,000	1,053,880
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	12/15/2018	3,000,000	3,002,670
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	6/15/2019	14,560,000	14,763,694
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; AMBAC)	5.50	12/15/2019	750,000	773,753
New Jersey Housing & Mortgage
Finance Agency,
MFH Revenue Bonds, Ser. 2	2.45	11/1/2019	2,350,000	2,351,245
New Jersey Sports & Exposition
Authority,
Revenue Bonds, Refunding, Series A	4.00	9/1/2019	1,000,000	1,011,810
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	5,000,000	5,286,450
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2019	3,500,000	3,549,560
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	4,000,000	4,161,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
New Jersey - 7.6% (continued)
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2022	10,000,000		10,770,600
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2021	3,400,000		3,599,954
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2019	1,000,000		1,013,990
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.25	12/15/2021	10,000,000		10,754,100
North Bergen Township,
BAN	3.00	5/1/2019	3,000,000		3,011,310
					75,749,776
New Mexico - 1.6%
New Mexico,
Revenue Bonds, Refunding, Series A	5.00	3/1/2022	14,365,000		15,683,420
New York - 12.8%
Freeport,
BAN, Series B	2.75	5/1/2019	6,382,500		6,399,286
Metropolitan Transportation Authority,
BAN, Series B-1A	5.00	5/15/2020	10,000,000		10,392,900
Metropolitan Transportation Authority,
BANS	5.00	9/1/2020	10,000,000		10,458,700
Metropolitan Transportation Authority,
Revenue Bonds	5.00	11/15/2019	7,500,000		7,703,550
Nassau,
GO (General Improvement)	5.00	4/1/2019	10,000,000		10,101,600
New York City,
GO, Series C	5.00	8/1/2022	3,840,000		3,914,342
New York City Housing Development
Corporation,
MFHR (Sustainable Neighborhood
Bonds)	1.38	5/1/2020	4,000,000		3,957,760
New York City Housing Development
Corporation,
Revenue Bonds	1.70	7/1/2021	10,000,000		9,784,500
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; National
Public Finance Guarantee Corp.)	3.13	3/1/2023	2,000,000	[d]	2,016,000
New York City Transitional Finance
Authority Future Tax Secured Bonds,
Revenue Bonds (Build America
Bonds)	4.44	8/1/2021	8,870,000		9,142,575

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
New York - 12.8% (continued)
New York Housing Finance Authority,
Revenue Bonds	1.50	5/1/2021	5,000,000		4,936,850
New York State Dormitory Authority,
Revenue Bonds, Refunding, Series E	5.00	3/15/2022	4,055,000		4,431,182
New York State Environmental
Facilities Corporation,
SWDR (Waste Management, Inc.
Project)	2.15	2/1/2019	6,000,000		6,000,240
New York State Housing Finance
Agency,
Affordable Housing Revenue Bonds	1.00	11/1/2019	3,465,000		3,428,098
New York State School Districts
Dormitory Authority,
Revenue Bonds, Refunding	4.00	10/1/2021	5,175,000		5,443,220
New York State School Districts
Dormitory Authority,
Revenue Bonds, Refunding	4.00	10/1/2021	5,000,000		5,249,300
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	5/1/2019	6,500,000		6,582,485
Triborough Bridge & Tunnel Authority,
Subordinate Revenue Bonds (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal Corp.),
MUNIPSA + .43%	1.90	9/26/2019	2,805,000	[b]	2,806,150
Triborough Bridge & Tunnel Authority,
Subordinate Revenue Bonds (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal Corp.),
MUNIPSA + .44%	1.97	10/1/2020	5,000,000	[b]	5,006,500
Triborough Bridge and Tunnel
Authority,
Subordinate Revenue Bonds (MTA
Bridges and Tunnels) (Insured;
Assured Guaranty Municipal Corp.),
MUNIPSA + .44%	2.13	1/1/2019	250,000	[b]	250,060
TSASC, Inc,
Senior Tobacco Settlement Bonds	4.00	6/1/2019	3,000,000		3,026,250
TSASC, Inc,
Senior Tobacco Settlement Bonds	5.00	6/1/2020	2,500,000		2,597,300
TSASC, Inc,
Senior Tobacco Settlement Revenue
Bonds, Refunding, Series A	5.00	6/1/2022	2,790,000		3,012,112
					126,640,960
North Carolina - .1%
North Carolina Medical Care
Commission,
Health System Revenue Bonds
(Mission Health Combined Group)	5.00	10/1/2020	890,000		908,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Ohio - 1.6%
American Municipal Power,
Revenue Bonds (AMP Fremont
Energy Center Project)	5.25	2/15/2022	5,040,000	[c]	5,524,999
American Municipal Power,
Revenue Bonds (Comb Hydroelectric
Project) Series A	2.25	8/15/2021	2,500,000		2,488,925
Columbus City,
GO, Series A	4.00	2/15/2021	4,165,000		4,344,012
Miami University,
General Receipts Bonds	5.00	9/1/2022	1,590,000		1,708,217
Ohio,
GO, Series A	5.00	2/1/2022	1,860,000		2,025,745
					16,091,898
Oklahoma - .4%
Oklahoma County Independent School,
GO	5.00	7/1/2020	3,625,000		3,788,125
Pennsylvania - 12.7%
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2022	3,000,000		3,243,000
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2021	3,000,000		3,183,060
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2020	3,250,000		3,375,027
Dauphin County General Authority
Health System,
Revenue Bonds, Refunding (Pinnacle
Health System Project)	6.00	6/1/2029	6,520,000		6,638,077
Lehigh County Industrial Development
Authority,
Revenue Bonds, Refunding (PPL
Electric Utilities)	1.80	8/15/2022	7,000,000		6,736,520
Lehigh County Industrial Development
Authority,
Revenue Bonds, Refunding (PPL
Electric Utilities)	1.80	9/1/2022	5,000,000		4,809,650
Norwin School District,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	11/15/2020	1,325,000		1,373,283
Pennsylvania,
GO	5.00	11/15/2021	5,000,000	[c]	5,424,200
Pennsylvania,
GO	5.00	8/15/2019	4,995,000		5,102,293
Pennsylvania,
GO, Refunding	5.00	1/15/2021	5,000,000		5,290,700

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Pennsylvania - 12.7% (continued)
Pennsylvania,
GO, Refunding	5.00	1/1/2021	5,000,000		5,285,500
Pennsylvania,
GO, Refunding	5.00	8/15/2022	9,000,000		9,856,260
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue Bonds (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/2019	2,500,000		2,534,375
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue Bonds (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/2020	2,000,000		2,068,120
Pennsylvania Economic Development
Financing Authority,
Private Activity Revenue Bonds (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/2019	2,000,000		2,050,300
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (Waste Management
Inc. Project)	1.70	8/3/2020	3,000,000		2,955,300
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/2019	15,000,000		14,980,350
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue Bonds	5.00	7/1/2020	3,720,000		3,790,531
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds	5.00	6/15/2020	11,030,000		11,517,747
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds, MUNIPSA + . 80%	2.49	12/1/2018	5,000,000	[b]	5,000,000
Philadelphia,
GO, Refunding	5.00	8/1/2021	4,000,000		4,272,560
Philadelphia,
Water and Wastewater Revenue
Bonds	5.00	1/1/2020	6,150,000		6,349,813
Philadelphia School District,
GO, Ser. A	5.00	9/1/2020	500,000		523,165
Philadelphia School District,
GO, Ser. A	5.00	9/1/2019	700,000		714,420
Pittsburgh Water & Sewer Authority,
Revenue Bonds, Refunding (Insured;
Assured Guaranty Municipal
Corporation), 1 Month LIBOR + .64%	2.27	12/1/2020	2,500,000	[b]	2,502,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Pennsylvania - 12.7% (continued)
School District of Philadelphia,
GO, Refunding, Series D	5.00	9/1/2020	6,000,000	6,277,980
				125,855,131
Rhode Island - .5%
Rhode Island Commerce Corporation,
Grant Anticipation Bonds (Rhode
Island Department of
Transportation)	5.00	6/15/2019	2,000,000	2,033,200
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligation Group Issue)	5.00	5/15/2020	1,500,000	1,555,065
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligation Group Issue)	5.00	5/15/2019	1,500,000	1,517,985
				5,106,250
Tennessee - .9%
Greeneville Health & Educational
Facilities Board,
Hospital Revenue Bonds, Refunding
(Ballad Health Obligated Group)
Series A	5.00	7/1/2020	2,000,000	2,084,600
Greeneville Health & Educational
Facilities Board,
Hospital Revenue Bonds, Refunding
(Ballad Health Obligated Group)
Series A	5.00	7/1/2019	1,720,000	1,748,225
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (Ascension Senior
Credit Group)	1.55	11/3/2020	5,000,000	4,916,350
				8,749,175
Texas - 13.8%
Alamo Heights Independent School
District,
GO, (Insured; Permanent School Fund
Guarantee Program) Series B	3.00	2/1/2021	1,500,000	1,522,185
Alvin Independent School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	3.00	8/14/2019	4,000,000	4,025,160
Central Texas Regional Mobility
Authority,
Revenue Bonds	4.00	1/1/2022	4,000,000	4,151,720

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Texas - 13.8% (continued)
Corpus Christi Independent School
District,
GO, (Insured; Texas Permanent
School Fund Guarantee Program)	2.00	8/15/2019	5,000,000		4,999,250
Cypress-Fairbanks Independent School
District,
GO (School Building Project)
(Insured; Texas Permanent School
Fund Guarantee Program) Ser. A-3	3.00	8/17/2020	10,000,000		10,132,800
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.40	8/17/2020	4,125,000		4,070,096
Dallas Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/2021	3,000,000		3,175,350
Eagle Mountain-Saginaw Independent
School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	8/1/2019	9,925,000		9,919,740
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue Bonds,
Refunding	5.00	11/1/2021	5,500,000		5,956,610
Houston Combined Utility System,
Revenue Bonds, Refunding, Series. C,
1 Month LIBOR + .36%	2.00	8/1/2021	5,000,000	[b]	4,990,450
Houston Independent School District,
GO (Insured; Permanent School Fund
Guarantee Program) Series A-1B	2.20	6/1/2020	6,270,000		6,271,818
Houston Independent School District,
GO (Insured; Texas Permanent
School Fund Guarantee Program)	3.00	6/1/2019	5,000,000		5,024,100
Katy Independent School District,
GO, Refunding, Series A	5.00	2/15/2021	2,070,000		2,201,093
Lamar Consolidated Independent
School District,
Unlimited Tax Schoolhouse Bonds
(Permanent School Fund Guarantee
Program)	1.95	8/17/2020	3,750,000		3,734,362
Mansfield Independent School District,
GO (Insured; Texas Permanent
School Fund Guarantee Program)	2.50	8/1/2021	3,500,000		3,510,325
Matagorda,
Revenue Bonds, Refunding (Central
Power & Light)	1.75	5/1/2030	5,000,000		4,919,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Texas - 13.8% (continued)
New Caney Independent School
District,
GO (Insured; Permanent School Fund
Guarantee Program)	3.00	8/15/2021	6,000,000		6,112,680
Northside Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	2.00	6/1/2021	5,000,000		4,953,050
Plano,
Tax Notes	5.00	9/1/2020	2,125,000		2,236,520
Round Rock Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	1.50	8/1/2021	7,170,000		7,011,184
San Antonio,
Electric & Gas Revenue Bonds,
Refunding	5.00	2/1/2020	5,000,000		5,177,800
San Antonio Electric & Gas,
Revenue Bonds, Refunding	2.00	12/1/2021	5,000,000		4,932,450
Socorro Independent School District,
GO	5.00	8/15/2037	10,000,000	[c]	10,769,900
Texas,
GO, Refunding	5.00	8/1/2022	7,500,000		8,257,575
Texas Municipal Gas Acquisition and
Supply Corporation,
Gas Supply Senior Lien Revenue
Bonds	5.25	12/15/2018	3,325,000		3,328,026
Texas Transportation Commission
State Highway Fund,
Revenue Bonds, Series A	5.00	10/1/2020	5,000,000		5,274,750
					136,658,644
U.S. Related - .1%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue Bonds	5.00	12/31/2018	2,885,000	[e]	851,075
Virginia - 1.8%
Peninsula Ports Authority of Virginia,
Coal Terminal Revenue Bonds
(Dominion Terminal Association
Project - Dominion Energy Terminal
Company Issue)	1.55	10/1/2019	2,750,000		2,734,545
Virginia Commonwealth
Transportation Board,
Revenue Bonds	5.00	5/15/2033	2,600,000	[c]	2,784,054

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.8% (continued)
Virginia - 1.8% (continued)
York County Economic Development
Authority,
PCR (Virginia Electric and Power
Company Project)	1.88	5/16/2019	12,075,000		12,059,061
					17,577,660
Washington - 1.0%
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	2/1/2019	5,875,000		5,902,789
Washington,
COP (State and Local Agency Real and
Personal Property)	5.00	7/1/2020	3,345,000		3,499,773
					9,402,562
West Virginia - .2%
West Virginia Economic Development
Authority,
Solid Waste Disposal Facilities
Revenue Bonds (Appalachian Power
Company - Amos Project)	1.70	9/1/2020	2,500,000		2,446,050
Wisconsin - 1.2%
Howard,
NAN	4.00	12/1/2022	5,000,000		5,275,800
Wisconsin,
GO	5.00	5/1/2022	6,300,000	[c]	6,902,154
					12,177,954
Total Long-Term Municipal Investments
(cost $916,177,492)					909,461,507

Short-Term Municipal Investments - 7.3%
California - .2%
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and
Electric Company) (LOC; JPMorgan
Chase Bank)	2.05	12/3/2018	1,000,000	[f]	1,000,000
California Pollution Control Financing
Authority,
PCR, Refunding (Pacific Gas and
Electric Company) (LOC; Mizuho
Bank, Ltd.)	2.06	12/3/2018	1,000,000	[f]	1,000,000
					2,000,000
Louisiana - .2%
East Baton Rouge Parish Industrial
Development Board,
Revenue Bonds (ExxonMobil Project)	1.71	12/10/2018	2,200,000	[f]	2,200,000
Massachusetts - .6%
Danvers,
BAN	3.00	8/16/2019	3,000,000		3,018,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 7.3% (continued)
Massachusetts - .6% (continued)
Duxbury,
BAN	3.00	4/18/2019	3,100,600		3,112,165
					6,130,225
Mississippi - .9%
Jackson County,
Port Facility Revenue Bonds,
Refunding (Chevron U.S.A. Inc.
Project)	1.71	12/11/2018	3,700,000	[f]	3,700,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone IDR (Chevron
U.S.A. Inc. Project)	1.71	12/11/2018	1,700,000	[f]	1,700,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone Industrial
Development Revenue Bonds
(Chevron U.S.A. Inc. Project)	1.72	12/3/2018	400,000	[f]	400,000
Mississippi Business Finance
Corporation,
Gulf Opportunity Zone Revenue
Bonds (Coast Electric Power
Association) (Liquidity Agreement;
National Rural Utility Finance)	2.22	5/1/2019	3,450,000	[f]	3,451,483
					9,251,483
New York - 3.5%
Binghamton City School District,
BAN	3.50	11/15/2019	7,500,000		7,596,750
Central Square Central School District,
BAN, Series B	3.00	6/28/2019	8,375,000		8,414,530
Greater Southern Tier Board of
Cooperative Educational Services
District,
RAN	3.25	6/28/2019	5,000,000		5,025,550
Metropolitan Transportation Authority,
Transportation Revenue Bonds (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	1.72	12/3/2018	1,000,000	[f]	1,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
Bonds (Liquidity Facility; Citibank
NA)	1.71	12/3/2018	3,300,000	[f]	3,300,000
New York City Transitional Finance
Authority Future Tax Secured
Revenue,
Revenue Bonds	1.71	12/3/2018	2,000,000	[f]	2,000,000
Queensbury Union Free School District,
BAN	3.00	7/12/2019	7,500,000		7,538,250
					34,875,080

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Municipal Investments - 7.3% (continued)
Pennsylvania - .1%
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (Drexel University)
(LOC; TD Bank)	1.70	12/3/2018	1,000,000	[f]	1,000,000
South Carolina - .3%
Charleston County School District,
TAN	5.00	3/29/2019	2,300,000		2,323,230
Tennessee - .1%
Montgomery County Public Building
Authority,
Pooled Financing Revenue Bonds
(LOC; Bank of America NA)	1.73	12/3/2018	900,000	[f]	900,000
Texas - 1.4%
Gulf Coast Industrial Development
Authority,
Revenue Bonds (ExxonMobil Project)	1.69	12/5/2018	3,500,000	[f]	3,500,000
Texas,
TRAN	4.00	8/29/2019	10,000,000		10,150,900
					13,650,900
Total Short-Term Municipal Investments
(cost $72,359,688)					72,330,918
Total Investments (cost $988,537,180)			99.1%		981,792,425
Cash and Receivables (Net)			0.9%		8,699,617
Net Assets			100.0%		990,492,042

LIBOR—London Interbank Offered Rate
MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $5,999,340 or .61% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Non-income producing—security in default.
f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds†	-	981,792,425	-	981,792,425

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized depreciation on investments was $6,744,755, consisting of $609,173 gross unrealized appreciation and $7,353,928 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8%
Alabama - .9%
Black Belt Energy Gas District,
Revenue Bonds	4.00	7/1/2022	1,225,000	1,273,865
Illinois - .8%
Chicago,
GO (Neighborhoods Alive 21
Program)	5.25	1/1/2022	1,150,000	1,210,904
Michigan - .8%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2033	1,150,000	1,228,292
New Jersey - 3.2%
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; AMBAC)	5.25	12/15/2020	1,000,000	1,054,520
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/2021	1,265,000	1,358,091
New Jersey Tobacco Settlement
Financing Corporation,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	552,470
Tobacco Settlement Financing
Corporation,
Revenue Bonds, Refunding, Series A	5.00	6/1/2028	750,000	842,122
Tobacco Settlement Financing
Corporation,
Revenue Bonds, Refunding, Series A	5.00	6/1/2029	750,000	837,623
				4,644,826
New York - 91.3%
Albany County Airport Authority,
Airport Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/15/2023	1,500,000	1,562,595
Battery Park City Authority,
Senior Revenue Bonds	5.00	11/1/2023	1,065,000	1,208,839
County of Nassau NY,
GO, Series A	5.00	1/15/2031	500,000	569,985
Dutchess County Local Development
Corporation,
Revenue Bonds (Health
QuestSystems Inc. Project)	5.00	7/1/2026	1,000,000	1,151,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
Dutchess County Local Development
Corporation,
Revenue Bonds, Refunding (The
Culinary Institute of America Project)	5.00	7/1/2026	525,000		596,043
Dutchess County Local Development
Corporation,
Revenue Bonds, Refunding (The
Culinary Institute of America Project)	5.00	7/1/2033	920,000		1,029,839
Dutchess County Local Development
Corporation,
Revenue Bonds, Refunding (The
Culinary Institute of America Project)	5.00	7/1/2027	1,000,000		1,140,470
Erie County Fiscal Stability Authority,
Sales Tax and State Aid Secured
Revenue Bonds	5.00	12/1/2021	1,000,000	[a]	1,088,830
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/2033	725,000		802,597
Haverstraw-Stony Point Central School
District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/2034	730,000		806,380
Hudson Yards Infrastructure
Corporation,
2nd Indenture Revenue Bonds,
Refunding, Ser. A	5.00	2/15/2035	1,000,000		1,130,380
Hudson Yards Infrastructure
Corporation,
Revenue Bonds, Refunding, Series A	5.00	2/15/2033	1,310,000		1,492,968
Long Island Power Authority,
Electric System General Revenue
Bonds	5.00	5/1/2021	1,000,000		1,068,710
Long Island Power Authority,
Electric System General Revenue
Bonds	5.00	9/1/2024	1,270,000		1,448,270
Long Island Power Authority,
Electric System Revenue Bonds	5.00	9/1/2033	1,500,000		1,708,080
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds	5.25	11/15/2028	1,000,000		1,187,570
Metropolitan Transportation Authority,
Revenue Bonds	5.00	11/15/2038	1,010,000		1,076,589
Metropolitan Transportation Authority,
Revenue Bonds (Dedicated Tax Fund)
(Climate Board Certified Green Bond)	4.00	11/15/2033	1,000,000		1,058,610
Metropolitan Transportation Authority,
Revenue Bonds, Refunding	5.25	11/15/2030	1,000,000		1,138,120

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
Metropolitan Transportation Authority,
Revenue Bonds, Refunding (Green
Bond) Ser. C-1	5.00	11/15/2025	1,000,000		1,142,750
Metropolitan Transportation Authority,
Revenue Bonds, Refunding, Series
2016 B	5.00	11/15/2035	1,215,000		1,343,122
Metropolitan Transportation Authority,
Tax Revenue Bonds, Refunding	5.00	11/15/2022	1,010,000		1,119,979
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/2028	2,375,000		2,570,771
Monroe County Industrial Development
Corporation,
Revenue Bonds (The Rochester
General Hospital Projects)	5.00	12/1/2028	1,095,000		1,248,497
Monroe County Industrial Development
Corporation,
Revenue Bonds (The Rochester
General Hospital Projects)	5.00	12/1/2032	1,000,000		1,124,160
Monroe County Industrial Development
Corporation,
Revenue Bonds, Refunding
(University of Rochester Project)	4.00	7/1/2035	1,000,000		1,030,750
Nassau County,
GO	5.00	1/1/2032	1,640,000		1,822,253
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/2029	1,500,000		1,655,115
Nassau County,
GO, Series B	5.00	4/1/2036	1,000,000		1,111,290
New York City,
GO	5.00	8/1/2025	1,255,000		1,456,327
New York City,
GO, Series E-1	5.25	3/1/2031	1,065,000		1,268,479
New York City Housing Development
Corporation,
Revenue Bonds	5.00	7/1/2025	1,500,000		1,659,765
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; Assured
Guaranty Corp. )	7.00	3/1/2049	1,000,000		1,014,370
New York City Municipal Water Finance
Authority,
Water & Sewer System Revenue
Bonds, Refunding, Series DD-2	5.00	6/15/2032	1,000,000		1,163,190
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds	5.00	6/15/2021	2,110,000	[a]	2,268,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.75	6/15/2039	1,600,000	[b]	1,600,000
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds,
Refunding, Series S-4A	5.25	7/15/2035	1,000,000		1,171,180
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds	5.00	5/1/2029	2,000,000		2,164,380
New York City Trust for Cultural
Resources,
Revenue Bonds (American Museum
of Natural History)	5.00	7/1/2037	1,000,000		1,111,710
New York City Trust for Cultural
Resources,
Revenue Bonds (Lincoln Center for
the Performing Arts, Inc.)	5.00	12/1/2026	1,075,000		1,267,737
New York City Trust for Cultural
Resources,
Revenue Bonds (The Julliard School)
Series A	5.00	1/1/2034	1,200,000		1,413,036
New York City Trust for Cultural
Resources,
Revenue Bonds (Wildlife
Conservation Society)	5.00	8/1/2031	1,480,000		1,634,157
New York City Trust for Cultural
Resources,
Revenue Bonds, Refunding (Alvin
Ailey Dance Foundation) Ser. A	4.00	7/1/2046	1,175,000		1,182,614
New York City Trust for Cultural
Resources,
Revenue Bonds, Refunding (Alvin
Ailey Dance Foundation) Ser. A	4.00	7/1/2041	700,000		707,287
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/2045	1,000,000		1,028,930
New York Dormitory Authority,
Non Supported Debt Revenue Bonds,
Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,037,490
New York Dormitory Authority,
Revenue Bonds (Interagency Council
Pooled Loan Program)	4.00	7/1/2026	1,200,000		1,313,088

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
New York Dormitory Authority,
Revenue Bonds, Refunding
(Memorial Sloan Kettering Cancer
Center)	4.00	7/1/2034	1,500,000		1,567,290
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	2,000,000	[c]	2,044,300
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.15	11/15/2034	1,500,000	[c]	1,562,250
New York State Dormitory Authority,
Personal Income Tax Revenue Bonds,
Refunding	5.00	2/15/2026	1,615,000		1,889,808
New York State Dormitory Authority,
Revenue Bonds (Convent of the
Sacred Heart) (Insured; Assured
Guaranty Municipal Corp.)	5.63	11/1/2035	1,000,000		1,075,250
New York State Dormitory Authority,
Revenue Bonds (Icahn School of
Medicine at Mount Sinai)	5.00	7/1/2023	1,000,000		1,112,460
New York State Dormitory Authority,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corporation)
Series 2018 E	5.00	10/1/2026	1,000,000		1,172,770
New York State Dormitory Authority,
Revenue Bonds (New York State
Department of Health)	5.00	7/1/2025	1,000,000		1,159,890
New York State Dormitory Authority,
Revenue Bonds (New York
University)	5.00	7/1/2031	2,000,000		2,281,860
New York State Dormitory Authority,
Revenue Bonds (New York
University)	5.00	7/1/2043	2,400,000		2,631,696
New York State Dormitory Authority,
Revenue Bonds (New York
University)	5.00	7/1/2037	650,000		713,628
New York State Dormitory Authority,
Revenue Bonds (Rochester Institute
of Technology)	5.00	7/1/2023	1,000,000		1,043,890
New York State Dormitory Authority,
Revenue Bonds (The New School)	5.00	7/1/2032	1,530,000		1,704,573
New York State Dormitory Authority,
Revenue Bonds, Refunding	5.00	10/1/2028	1,400,000		1,624,644
New York State Dormitory Authority,
Revenue Bonds, Refunding	5.00	3/15/2027	1,585,000		1,880,967
New York State Dormitory Authority,
Sales Tax Revenue Bonds	5.00	3/15/2035	1,100,000		1,237,621

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
New York State Dormitory Authority,
State Sales Tax Revenue Bonds	5.00	3/15/2030	1,275,000	1,472,727
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project)	2.00	5/1/2020	2,000,000	1,988,700
New York State Environmental
Facilities Corporation,
State Clean Water and Drinking
Water Revolving Funds Revenue
Bonds (New York City Municipal
Water Finance Authority Projects -
Second Resolution Bonds)	4.00	6/15/2046	1,475,000	1,507,730
New York State Thruway Authority,
General Revenue Bonds	5.00	1/1/2032	1,000,000	1,112,060
New York State Thruway Authority,
General Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/2031	2,000,000	2,240,640
New York State Thruway Authority,
Revenue Bonds, Refunding	5.00	1/1/2033	1,000,000	1,145,010
New York State Urban Development
Corporation,
Income Tax Revenue Bonds,
Refunding, Series 2017 A	5.00	3/15/2033	1,000,000	1,140,910
New York State Urban Development
Corporation,
Personal Income Tax Revenue Bonds,
Refunding	5.00	3/15/2031	1,500,000	1,729,155
New York State Urban Development
Corporation,
Revenue Bonds	5.00	3/15/2023	1,410,000	1,572,841
New York State Urban Development
Corporation,
State Personal Income Tax Revenue
Bonds	5.00	3/15/2025	1,000,000	1,156,390
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2025	1,575,000	1,745,950
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	11/1/2019	2,000,000	2,030,720
Oyster Bay,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	3/15/2021	1,330,000	1,405,943
Oyster Bay,
Public Improvement GO (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/2022	1,715,000	1,862,919

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 189th Series)	5.00	5/1/2030	1,000,000	1,134,490
Port Authority of New York and New
Jersey,
Revenue Bonds, Refunding, Series
207	5.00	9/15/2024	3,000,000	3,396,060
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue Bonds	5.00	10/15/2031	1,060,000	1,196,274
St. Lawrence County New York
Development Agency,
Revenue Bonds (Clarkson University
Project)	5.00	9/1/2029	1,000,000	1,130,770
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/2022	1,000,000	1,082,720
Suffolk County,
GO (Insured; Assured Guaranty
Municipal Corporation)	4.00	2/1/2024	2,115,000	2,268,655
Suffolk County,
GO, Refunding (Insured; Build
America Mutual Assurance Company)	4.00	2/1/2028	1,425,000	1,533,599
Suffolk County Water Authority,
Revenue Bonds	4.00	6/1/2038	1,000,000	1,028,710
Suffolk County Water Authority,
Water System Revenue Bonds	4.00	6/1/2030	1,895,000	2,043,720
TSASC, Inc. of New York,
Senior Tobacco Settlement Revenue
Bonds, Refunding, Series A	5.00	6/1/2024	500,000	554,290
TSASC, Inc. of New York,
Senior Tobacco Settlement Revenue
Bonds, Refunding, Series A	5.00	6/1/2022	1,000,000	1,079,610
Utility Debt Securitization Authority,
Restructuring Bonds	5.00	6/15/2026	2,000,000	2,252,080
Utility Debt Securitization Authority,
Revenue Bonds, Refunding, Series A	5.00	6/15/2027	1,600,000	1,845,872
Westchester County Health Care
Corporation,
Senior Lien Revenue Bonds	5.00	11/1/2020	1,400,000	1,467,452
Westchester County Health Care
Corporation,
Senior Lien Revenue Bonds	5.00	11/1/2024	1,500,000	1,591,500
Westchester County Local Development
Corporation,
Revenue Bonds (Purchase Housing
Corporation II Project)	5.00	6/1/2037	1,000,000	1,094,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.8% (continued)
New York - 91.3% (continued)
Westchester County Local Development
Corporation,
Revenue Bonds (Westchester Medical
Center Obligated Group Project)	5.00	11/1/2028	1,000,000	1,107,730
Yonkers,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/2026	1,000,000	1,170,520
				133,690,730
U.S. Related - 1.8%
Guam,
Business Privilege Tax Revenue
Bonds	5.00	1/1/2024	1,000,000	1,059,280
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
National Public Finance Guarantee
Corp.)	5.50	7/1/2019	1,550,000	1,565,686
				2,624,966
Total Long-Term Municipal Investments
(cost $143,993,926)				144,673,583

Short-Term Municipal Investments - 1.0%
New York - 1.0%
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank)
(cost $1,500,000)	1.76	12/3/2018	1,500,000[b]	1,500,000
Total Investments (cost $145,493,926)			99.8%	146,173,583
Cash and Receivables (Net)			0.2%	239,395
Net Assets			100.0%	146,412,978

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $3,606,550 or 2.46% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	10	12/18	1,133,672	1,129,766	3,906
Ultra 10 Year U. S.
Treasury Notes	40	12/18	5,113,747	5,063,750	49,997
Gross Unrealized Appreciation					53,903

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	146,173,583	-	146,173,583
Other Financial Instruments:
Futures††	53,903	-	-	53,903

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2018, accumulated net unrealized appreciation on investments was $679,657, consisting of $1,479,745 gross unrealized appreciation and $800,088 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4%
Alabama - .8%
Black Belt Energy Gas District,
Revenue Bonds, Ser. A	4.00	7/1/2022	1,425,000	1,481,843
Florida - .9%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/2027	1,620,000	1,745,372
Illinois - 2.1%
Chicago,
GO (Neighborhoods Alive 21
Program)	5.25	1/1/2022	1,285,000	1,353,054
Chicago,
GO, Ser. A	5.00	1/1/2024	500,000	529,100
Illinois,
GO	5.25	2/1/2029	2,000,000	2,095,420
				3,977,574
Michigan - 1.1%
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2033	1,850,000	1,975,948
New Jersey - 4.4%
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	3/1/2027	2,000,000	2,130,780
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; AMBAC)	5.25	12/15/2020	1,250,000	1,318,150
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/2021	2,000,000	2,147,180
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000	690,588
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2028	875,000	982,476
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Series A	5.00	6/1/2029	875,000	977,226

8,246,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 3.6%
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds,
Refunding, Series S-4A	5.25	7/15/2035	1,500,000		1,756,770
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	2,250,000	[a]	2,299,837
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2025	1,350,000		1,496,529
Port Authority of New York & New
Jersey,
Revenue Bonds, Refunding, Series
207	5.00	9/15/2024	1,000,000		1,132,020
					6,685,156
Pennsylvania - 82.3%
Allegheny County Higher Education
Building Authority,
Revenue Bonds (Duquesne
University)	5.00	3/1/2026	750,000		863,865
Allegheny County Hospital
Development Authority,
Revenue Bonds	5.00	4/1/2030	1,000,000		1,127,100
Allegheny County Port Authority,
Special Transportation Revenue
Bonds	5.25	3/1/2024	2,000,000		2,130,380
Altoona Area School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	12/1/2036	1,375,000		1,504,607
Beaver County Hospital Authority,
Revenue Bonds (Heritage Valley
Health System, Inc.)	5.00	5/15/2025	1,250,000		1,325,650
Beaver County Hospital Authority,
Revenue Bonds (Heritage Valley
Health System, Inc.)	5.00	5/15/2023	1,345,000		1,431,349
Berks County Industrial Development
Authority,
Revenue Bonds (Tower Health
Project)	4.00	11/1/2033	1,300,000		1,320,566
Berks County Municipal Authority,
Revenue Bonds (The Reading
Hospital and Medical Center Project)	5.00	11/1/2019	2,000,000		2,051,880
Boyertown Area School District,
GO	5.00	10/1/2034	1,060,000		1,161,389
Canonsburg-Houston Joint Authority,
Sewer Revenue Bonds	5.00	12/1/2023	1,260,000		1,393,245

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 82.3% (continued)
Capital Region Water,
Water Revenue Bonds, Refunding	5.00	7/15/2026	750,000		864,638
Chester County Health and Education
Facilities Authority,
Health System Revenue Bonds (Main
Line Health System)	4.00	10/1/2036	1,000,000		1,021,670
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/2032	3,500,000		3,914,890
Dallastown Area School District York
County,
GO	5.00	4/15/2032	1,000,000		1,124,290
Dallastown Area School District York
County,
GO	5.00	4/15/2031	1,400,000		1,577,478
Dauphin County General Authority,
Health System Revenue Bonds
(Pinnacle Health Systems Project)	5.00	6/1/2029	1,000,000		1,128,310
Delaware County Authority,
Revenue Bonds (Villanova
University)	5.00	8/1/2030	1,000,000		1,134,740
Downingtown Area School District,
GO, Series C	5.00	8/1/2030	1,455,000		1,676,451
Easton Area School District,
GO, Series A	5.00	4/1/2029	1,090,000		1,243,897
Erie County,
GO (Insured; National Public Finance
Guarantee Corp.)	5.50	9/1/2022	1,640,000		1,827,058
Franklin County,
GO, Refunding	4.00	11/1/2032	1,205,000		1,269,275
Garnet Valley School District,
GO, Refunding	4.00	4/1/2027	2,415,000		2,593,444
Lancaster County Solid Waste
Management Authority,
Guaranteed Authority Revenue
Bonds (Dauphin County Guaranty)	5.00	12/15/2033	1,895,000		2,078,152
Manheim Township School District,
GO, Ser. A	5.00	2/1/2030	1,025,000		1,166,419
Manheim Township School District,
GO, Ser. A	5.00	2/1/2029	1,000,000		1,143,200
Monroeville Finance Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	5.00	2/15/2025	1,000,000		1,141,380
Montgomery County,
GO	5.00	12/15/2019	100,000	[b]	103,107
Montgomery County Higher Education
and Health Authority,
Revenue Bonds, Refunding (Hill
School Project)	5.00	8/15/2037	500,000		549,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 82.3% (continued)
Montgomery County Higher Education
and Health Authority,
Revenue Bonds, Refunding, (Thomas
Jefferson University) Ser. A	5.00	9/1/2030	1,600,000		1,831,488
Montgomery County Industrial
Development Authority,
FHA Insured Mortgage Revenue
Bonds (New Regional Medical Center
Project)	5.50	8/1/2020	995,000	[b]	1,052,004
Montgomery County Industrial
Development Authority,
Health System Revenue Bonds
(Albert Einstein Healthcare Network
Issue)	5.00	1/15/2020	1,000,000		1,023,950
Mount Lebanon Hospital Authority,
Revenue Bonds (St. Clair Memorial
Hospital Project)	5.00	7/1/2036	1,105,000		1,239,025
Mount Lebanon Hospital Authority,
Revenue Bonds (St. Clair Memorial
Hospital Project)	5.00	7/1/2035	1,000,000		1,126,210
Northampton County General Purpose
Authority,
Revenue Bonds, Refunding (Lehigh
University) Series 2016 A	4.00	11/15/2035	1,530,000		1,590,251
Northhampton County General Purpose
Authority,
College Revenue Bonds (Lafayette
College)	5.00	11/1/2043	3,500,000		3,805,515
Pennsylvania,
GO	5.00	9/15/2023	1,000,000		1,116,250
Pennsylvania,
GO	5.00	9/15/2024	2,975,000		3,371,181
Pennsylvania,
GO	5.00	3/15/2028	2,200,000		2,467,454
Pennsylvania Economic Development
Financing Authority,
Exempt Facilities Revenue Bonds
(Amtrak Project)	5.00	11/1/2026	1,000,000		1,074,360
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/2025	1,000,000		1,057,810
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	4.00	3/15/2032	1,690,000		1,731,506
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	5.00	2/1/2026	2,455,000		2,775,107

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 82.3% (continued)
Pennsylvania Economic Development
Financing Authority,
Revenue Bonds (University of
Pittsburgh Medical Center)	5.00	3/15/2031	1,000,000		1,122,770
Pennsylvania Economic Development
Financing Authority,
SWDR (Waste Management, Inc.
Project)	2.25	7/1/2019	5,000,000		4,993,450
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue Bonds
(University of Pennsylvania Health
System)	5.00	8/15/2024	1,310,000		1,491,645
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds	4.00	6/15/2030	2,220,000		2,332,998
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (Temple University)	5.00	4/1/2026	1,000,000		1,080,140
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (The Trustees of the
University of Pennsylvania)	5.00	8/15/2032	2,240,000		2,590,067
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds (University of
Pennsylvania Health System)	4.00	8/15/2036	1,000,000		1,018,840
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding	5.00	6/15/2025	1,000,000		1,143,830
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Ser. A (University of
Pennsylvania Health Systems)	4.00	8/15/2034	1,000,000		1,030,470
Pennsylvania State University,
Revenue Bonds	5.00	9/1/2033	1,010,000		1,159,177
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue Bonds	5.00	12/1/2038	2,415,000		2,547,946
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue Bonds	5.00	12/1/2022	1,190,000	[b]	1,321,471
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue
Bonds	5.00	12/1/2030	1,325,000		1,515,098

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 82.3% (continued)
Pennsylvania Turnpike Commission,
Registration Fee Revenue Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/2025	2,500,000		2,923,275
Pennsylvania Turnpike Commission,
Revenue Bonds, Refunding	4.00	12/1/2036	1,670,000		1,646,804
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	4.00	12/1/2036	1,250,000		1,253,750
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation)	5.00	6/1/2034	1,000,000		1,101,650
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Refunding
(Sub-Motor License Fund)	5.00	12/1/2038	1,230,000		1,347,416
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds	5.25	12/1/2035	2,280,000		2,552,551
Perkiomen Valley School District,
GO	4.00	3/1/2028	1,000,000		1,062,610
Philadelphia,
Airport Revenue Bonds	5.00	6/15/2020	1,750,000		1,822,257
Philadelphia,
GO	5.00	8/1/2029	1,000,000		1,131,100
Philadelphia,
GO	5.00	8/1/2029	1,000,000		1,131,100
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	8/1/2030	1,275,000		1,447,303
Philadelphia,
Water & Wastewater Revenue Bonds,
Refunding	5.00	11/1/2027	355,000		387,564
Philadelphia,
Water & Wastewater Revenue Bonds,
Refunding	5.00	11/1/2022	2,485,000	[b]	2,750,075
Philadelphia,
Water and Wastewater Revenue
Bonds	5.00	7/1/2031	2,000,000		2,242,100
Philadelphia,
Water and Wastewater Revenue
Bonds	5.00	1/1/2036	2,830,000		2,955,171
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/2033	350,000		395,808
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/2031	500,000		569,920
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/2032	350,000		397,443

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 82.3% (continued)
Philadelphia Authority for Industrial
Development,
City Agreement Revenue Bonds,
(Green Bond-Philadelphia Museum of
Art Energy Savings Program) Ser. A	5.00	2/15/2034	1,250,000		1,386,950
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Temple University)	5.00	4/1/2031	2,000,000		2,246,140
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Temple University)	5.00	4/1/2025	1,500,000		1,716,330
Philadelphia School District,
GO	5.00	9/1/2028	500,000		571,640
Pittsburgh and Allegheny County
Sports & Exhibition Authority,
Revenue Bonds	5.00	12/15/2032	1,000,000		1,116,090
Pittsburgh and Allegheny County
Sports & Exhibition Authority,
Revenue Bonds	5.00	12/15/2024	500,000		563,305
Pittsburgh and Allegheny County
Sports & Exhibition Authority,
Revenue Bonds	5.00	12/15/2023	355,000		394,575
Pittsburgh Water & Sewer Authority,
Revenue Bonds, Refunding, Series A	5.00	9/1/2027	1,060,000		1,245,055
Pittsburgh Water and Sewer Authority,
Revenue Bonds, Refunding (Insured;
Assured Guaranty Municipal
Corporation)	5.00	9/1/2026	2,000,000		2,329,980
Pittsburgh Water and Sewer Authority,
Water and Sewer System First Lien
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/2023	2,580,000	[b]	2,903,506
Southcentral Pennsylvania General
Authority,
Revenue Bonds (WellSpan Health
Obligation Group)	5.00	6/1/2027	2,085,000		2,316,852
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Revenue
Bonds (Federal Transit
Administration Section 5309 Fixed
Guideway Modernization Formula
Funds)	5.00	6/1/2021	2,000,000	[b]	2,143,100
State Public School Building Authority,
School Lease Revenue Bonds (The
School District of Philadelphia
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/2024	2,000,000		2,226,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 82.3% (continued)
State Public School Building Authority,
School Lease Revenue Bonds (The
School District of Philadelphia
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/2031	2,490,000		2,620,551
Upper Merion Area School District,
GO	5.00	1/15/2035	420,000		473,151
Upper Merion Area School District,
GO	5.00	1/15/2036	250,000		280,618
Upper Merion Area School District,
GO	5.00	1/15/2037	275,000		308,118
Upper Merion Area School District,
GO	5.00	1/15/2034	350,000		395,490
Upper Merion Area School District,
GO	5.00	1/15/2034	620,000		692,082
Upper Merion Area School District,
GO	5.00	1/15/2035	650,000		723,639
Upper Merion Area School District,
GO	5.00	1/15/2037	400,000		443,192
Upper Moreland Township School
District,
GO	4.00	10/1/2033	780,000		804,227
Upper St Clair Township School
District,
GO	5.00	10/1/2041	1,000,000		1,089,930
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/2026	1,000,000		1,122,220
West View Borough Municipal
Authority,
Water Revenue Bonds	5.00	11/15/2024	3,000,000	[b]	3,460,410
Westmoreland County Municipal
Authority,
Municipal Service Revenue Bonds
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/2028	1,000,000		1,130,850
Westmoreland County Municipal
Authority,
Municipal Service Revenue Bonds
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/2027	1,500,000		1,704,120
Whitemarsh Township,
GO	4.00	11/15/2039	1,000,000		1,038,260
Whitemarsh Township,
GO	4.00	11/15/2035	605,000		634,052
					153,676,713

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
U.S. Related - 3.2%
Guam,
Business Privilege Tax Revenue
Bonds	5.00	1/1/2024	1,500,000		1,588,920
Guam,
LOR (Section 30)	5.63	12/1/2019	1,000,000	[b]	1,036,520
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
AMBAC)	5.50	7/1/2019	3,000,000		3,039,450
Puerto Rico Infrastructure Financing
Authority,
Special Tax Revenue Bonds	5.00	7/1/2021	1,400,000	[c]	243,250
					5,908,140
Total Long-Term Municipal Investments
(cost $183,014,024)					183,697,146

Short-Term Municipal Investments - 3.0%
Illinois - .7%
Illinois Finance Authority,
Revenue Bonds (University of
Chicago Medical Center Group) Series
D-1	1.71	12/3/2018	1,300,000	[d]	1,300,000
Louisiana - .7%
East Baton Rouge Parish Industrial
Development Board,
Revenue Bonds (ExxonMobil Project)	1.71	12/3/2018	1,400,000	[d]	1,400,000
New York - 1.5%
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
Bonds (Liquidity Facility; Citibank
NA)	1.71	12/3/2018	1,000,000	[d]	1,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue Bonds
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.75	12/3/2018	1,900,000	[d]	1,900,000
					2,900,000
Wisconsin - .1%
Wisconsin Health & Educational
Facilities Authority,
Revenue Bonds, Refunding (Medical
College of Wisconsin) (LOC; U.S. Bank
NA) Series B	1.70	12/3/2018	100,000	[d]	100,000
Total Short-Term Municipal Investments
(cost $5,700,000)					5,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $188,714,024)	101.4%	189,397,146
Liabilities, Less Cash and Receivables	(1.4%)	(2,657,329)
Net Assets	100.0%	186,739,817

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $2,299,837 or 1.23% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Non-income producing—security in default.
d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Short
U.S. Treasury 5 Year
Notes	13	12/18	1,473,774	1,468,695	5,079
Ultra 10 Year U. S.
Treasury Notes	48	12/18	6,136,496	6,076,500	59,996
Gross Unrealized Appreciation					65,075

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	189,397,146	-	189,397,146
Other Financial Instruments:
Futures††	65,075	-	-	65,075

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At November 30, 2018, accumulated net unrealized appreciation on investments was $683,122, consisting of $2,753,656 gross unrealized appreciation and $2,070,534 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 96.1%
Commercial Mortgage Pass-Through Ctfs. - 5.9%
Federal Home Loan Mortgage
Corporation,
Multifamily Structured Pass Through
Certificates, Ser. K007, Cl. A2	4.22	3/25/2020	1,458,974	[a]	1,475,104
Federal Home Loan Mortgage
Corporation,
Multifamily Structured Pass Through
Certificates, Ser. K709, Cl. A2	2.09	3/25/2019	1,624,169	[a]	1,619,524
Government National Mortgage
Association,
Ser. 2011-165, Cl. A	2.19	10/1/2037	1,470,629		1,453,734
Government National Mortgage
Association I,
Ser. 2013-101, Cl. A	0.51	5/16/2035	2,500,535		2,416,752
Government National Mortgage
Association I,
Ser. 2013-105, Cl. A	1.71	2/16/2037	2,133,945		2,054,547
Government National Mortgage
Association I,
Ser. 2013-73, Cl. A	0.98	12/16/2035	3,542,108		3,350,549
					12,370,210
Municipal Bonds - 4.0%
California Earthquake Authority,
Revenue Bonds	2.81	7/1/2019	535,500		534,606
Houston,
GO	2.20	3/1/2019	1,500,000		1,498,590
Massachusetts Housing Finance
Agency,
Housing Revenue Bonds	2.82	6/1/2019	295,000		295,039
State Board of Administration Finance
Corporation,
Revenue Bonds	2.16	7/1/2019	2,180,000		2,172,784
Texas,
GO	2.78	10/1/2020	2,000,000		1,997,500
Washington,
GO	2.79	8/1/2020	2,000,000		1,996,960
					8,495,479
U. S. Government Agencies - 29.5%
Federal Farm Credit Bank,
Bonds	1.11	1/28/2019	3,050,000		3,044,281
Federal Farm Credit Bank,
Bonds	1.16	9/26/2019	1,000,000		987,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 96.1% (continued)
U. S. Government Agencies - 29.5% (continued)
Federal Farm Credit Bank,
Bonds	1.17	1/13/2020	3,000,000		2,947,635
Federal Farm Credit Bank,
Bonds	1.18	8/1/2019	2,000,000		1,981,060
Federal Farm Credit Bank,
Bonds	1.25	3/4/2019	2,775,000		2,766,728
Federal Home Loan Bank,
Bonds	1.75	7/13/2020	3,630,000		3,567,099
Federal Home Loan Bank,
Bonds	3.00	9/27/2021	2,765,000		2,766,565
Federal Home Loan Bank,
Bonds	3.17	10/29/2021	3,380,000		3,381,126
Federal Home Loan Bank,
Bonds	3.17	10/25/2021	1,500,000		1,500,283
Federal Home Loan Bank,
Bonds	3.25	11/23/2021	2,770,000		2,770,947
Federal Home Loan Bank,
Bonds	3.25	11/8/2021	2,000,000		2,000,734
Federal Home Loan Mortgage
Corporation,
Notes	1.30	5/24/2019	2,000,000	[a]	1,987,654
Federal Home Loan Mortgage
Corporation,
Unscd. Notes	1.30	9/20/2019	4,000,000	[a]	3,954,260
Federal Home Loan Mortgage
Corporation,
Unscd. Notes	1.50	9/27/2019	2,000,000	[a]	1,980,604
Federal Home Loan Mortgage
Corporation,
Unscd. Notes	3.00	12/28/2021	2,545,000	[a]	2,530,236
Federal Home Loan Mortgage
Corporation,
Unscd. Notes	3.00	11/27/2020	1,000,000	[a]	999,703
Federal National Mortgage Association,
Bonds	1.27	2/26/2019	1,710,000	[a]	1,705,626
Federal National Mortgage Association,
Notes	1.20	8/16/2019	1,800,000	[a]	1,781,606
Federal National Mortgage Association,
Notes	1.25	2/26/2019	1,810,000	[a]	1,805,289
Federal National Mortgage Association,
Notes	1.38	6/21/2019	6,000,000	[a]	5,959,518
Federal National Mortgage Association,
Notes	1.54	7/6/2021	2,965,000	[a]	2,849,916
Federal National Mortgage Association,
Notes	3.00	9/28/2021	7,005,000	[a]	7,004,531
Federal National Mortgage Association,
Unscd. Notes	1.25	7/26/2019	2,180,000	[a]	2,160,267
					62,433,328

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 96.1% (continued)
U. S. Government Agencies Mortgage-Backed - 39.1%
Federal Home Loan Mortgage
Corporation,
REMIC, Ser. 3242, Cl. NG	5.75	2/1/2036	881,899	[a]	892,650
Federal Home Loan Mortgage
Corporation,
REMIC, Ser. 3803, Cl. EN	3.50	2/1/2024	520,209	[a]	520,080
Federal Home Loan Mortgage
Corporation,
REMIC, Ser. 3846, Cl. CK	1.50	9/15/2020	793	[a]	788
Federal Home Loan Mortgage
Corporation,
REMIC, Ser. 4020, Cl. PC	1.75	3/15/2027	735,339	[a]	700,054
Federal Home Loan Mortgage
Corporation,
REMIC, Ser. 4079, Cl. WA,	2.00	8/15/2040	1,753,905	[a]	1,683,291
Federal Home Loan Mortgage
Corporation,
Ser. 3530, Cl. A	4.00	5/1/2024	297,571	[a]	299,112
Federal Home Loan Mortgage
Corporation,
Ser. 3627, Cl. QH	4.00	1/1/2025	1,860,132	[a]	1,891,402
Federal Home Loan Mortgage
Corporation,
Ser. 3684, Cl. CM	2.50	8/15/2024	153,609	[a]	153,355
Federal Home Loan Mortgage
Corporation,
Ser. 3928, Cl. A	3.00	9/15/2025	697,776	[a]	696,009
Federal Home Loan Mortgage
Corporation,
Ser. 3942, Cl. AC	2.00	10/15/2021	384,598	[a]	379,967
Federal Home Loan Mortgage
Corporation,
Ser. 3952, Cl. MA	3.00	11/15/2021	1,785,554	[a]	1,784,723
Federal Home Loan Mortgage
Corporation,
Ser. 4016, Cl. AB	2.00	9/15/2025	1,182,318	[a]	1,167,212
Federal Home Loan Mortgage
Corporation,
Ser. 4176, Cl. BA	3.00	2/15/2033	995,987	[a]	991,382
Federal Home Loan Mortgage
Corporation,
Ser. 4265, Cl. DA	4.00	6/1/2026	1,675,332	[a]	1,706,262
Federal Home Loan Mortgage
Corporation,
Ser. 4480, Cl. VW	3.50	10/15/2026	2,615,524	[a]	2,638,982
Federal Home Loan Mortgage
Corporation,
Ser. 4532, Cl. VW	3.50	4/15/2027	1,554,540	[a]	1,569,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 96.1% (continued)
U. S. Government Agencies Mortgage-Backed - 39.1%
(continued)
Federal Home Loan Mortgage
Corporation,
Ser. 4791, Cl. WA	4.50	11/15/2044	315,286	[a]	315,434
Federal National Mortgage Association,
REMIC, Ser. 05-63, Cl. HB	5.00	7/1/2025	402,905	[a]	414,901
Federal National Mortgage Association,
REMIC, Ser. 2010-124, Cl. AG	1.75	11/25/2020	529,720	[a]	523,210
Federal National Mortgage Association,
REMIC, Ser. 2011-106, Cl. LU	3.50	9/1/2034	1,940,980	[a]	1,945,865
Federal National Mortgage Association,
REMIC, Ser. 2011-122, Cl. A	3.00	12/25/2025	758,823	[a]	756,943
Federal National Mortgage Association,
REMIC, Ser. 2011-23, Cl. AB	2.75	6/25/2020	33,613	[a]	33,658
Federal National Mortgage Association,
REMIC, Ser. 2011-32, Cl. CV	3.50	4/1/2024	2,003,233	[a]	2,010,355
Federal National Mortgage Association,
REMIC, Ser. 2012-11, Cl. DV	4.00	4/1/2023	1,021,606	[a]	1,028,214
Federal National Mortgage Association,
REMIC, Ser. 2012-78, Cl. KB	1.75	7/25/2027	848,310	[a]	813,203
Federal National Mortgage Association,
REMIC, Ser. 2012-94, Cl. E	3.00	6/25/2022	354,485	[a]	353,857
Federal National Mortgage Association,
REMIC, Ser. 2012-98, Cl. YM	1.50	9/25/2027	1,262,080	[a]	1,200,579
Federal National Mortgage Association,
REMIC, Ser. 2013-138, Cl. BE	2.50	1/25/2029	311,284	[a]	310,301
Federal National Mortgage Association,
REMIC, Ser. 2013-30, Cl. DA	1.75	4/25/2028	932,476	[a]	886,698
Federal National Mortgage Association,
Ser. 2011-36, Cl. PV	4.50	11/1/2040	1,224,563	[a]	1,226,673
Government National Mortgage
Association,
Ser. 2010-46, Cl. CB	3.00	3/1/2039	296,711		295,020
Federal Home Loan Mortgage Corporation:
2.00%, 2/1/23-2/1/28			2,211,199	[a]	2,154,129
2.50%, 8/1/25-3/1/27			1,705,282	[a]	1,676,121
3.00%, 9/1/26-3/1/27			3,432,020	[a]	3,404,806
3.50%, 10/1/25-5/1/27			3,711,504	[a]	3,718,997
4.00%, 6/1/26			1,945,324	[a]	1,988,297
4.50%, 11/1/24-9/1/26			1,192,022	[a]	1,229,862
Federal National Mortgage Association:
2.00%, 4/1/23-10/1/27			7,047,130	[a]	6,889,426
2.42%, 4/1/46			1,586,947	[a]	1,586,621
2.50%, 6/1/22-4/1/27			14,368,122	[a]	14,180,754
3.00%, 5/1/25-9/1/27			3,973,781	[a]	3,950,422
3.50%, 8/1/26-5/1/27			3,425,837	[a]	3,440,384
4.00%, 5/1/29			3,639,724	[a]	3,712,428

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 96.1% (continued)
U. S. Government Agencies Mortgage-Backed - 39.1%
(continued)
4.23%, 1/1/20			1,601,670	[a]	1,611,832
4.50%, 11/1/22			680,162	[a]	691,613
4.65%, 10/1/19			1,658,893	[a]	1,677,366
6.00%, 8/1/22			1,066,021	[a]	1,093,513
Government National Mortgage Association II:
3.50%, 3/1/26			638,543		646,728
					82,843,224
U. S. Government Securities - 17.6%
U.S. Treasury Notes	1.25	3/31/2021	3,000,000	[b]	2,896,758
U.S. Treasury Notes	1.50	5/15/2020	7,000,000		6,872,715
U.S. Treasury Notes	1.50	7/15/2020	2,500,000		2,448,682
U.S. Treasury Notes	1.50	8/15/2020	2,500,000		2,446,484
U.S. Treasury Notes	1.63	3/15/2020	6,000,000		5,913,047
U.S. Treasury Notes	2.00	1/31/2020	1,500,000		1,487,285
U.S. Treasury Notes	2.25	3/31/2020	6,000,000		5,959,219
U.S. Treasury Notes	2.25	2/29/2020	1,750,000		1,738,892
U.S. Treasury Notes	2.38	4/30/2020	3,000,000		2,983,184
U.S. Treasury Notes	2.38	3/15/2021	2,500,000		2,476,318
U.S. Treasury Notes	2.63	8/31/2020	2,000,000		1,993,789
					37,216,373
Total Bonds and Notes
(cost $205,947,031)					203,358,614
	1-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $5,598,952)	2.23		5,598,952	[c]	5,598,952
Total Investments (cost $211,545,983)			98.7%		208,957,566
Cash and Receivables (Net)			1.3%		2,678,600
Net Assets			100.0%		211,636,166

REMIC—Real Estate Mortgage Investment Conduit

[a]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $2,896,758 and the value of the collateral held by the fund was $2,961,402, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Mortgage-Backed	-	12,370,210	-	12,370,210
Investment Company	5,598,952	-	-	5,598,952
Municipal Bonds	-	8,495,479	-	8,495,479
U.S. Government
Agencies/Mortgage-Backed	-	145,276,552	- 145,276,552
U.S. Treasury	-	37,216,373	-	37,216,373

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized depreciation on investments was $2,588,417, consisting of $25,853 gross unrealized appreciation and $2,614,270 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - 1.0%
Delphi Technologies	149,378		2,552,870
Gentherm	26,473	[a]	1,229,141
Visteon	24,046	[a,b]	1,775,076
			5,557,087
Banks - 8.6%
Ameris Bancorp	44,559		1,908,462
Associated Banc-Corp	56,329		1,305,143
Atlantic Capital Bancshares	121,715	[a]	2,240,773
Banner	19,672		1,180,320
Boston Private Financial Holdings	47,417		601,722
Bryn Mawr Bank	12,227		480,766
Carolina Financial	9,193		315,871
Central Pacific Financial	25,098		703,748
Columbia Banking System	3,122		127,003
CVB Financial	34,941	[b]	812,029
Essent Group	26,199	[a]	1,010,233
FCB Financial Holdings, Cl. A	29,854	[a]	1,183,413
First BanCorp	247,922		2,243,694
First Interstate BancSystem, Cl. A	99,519		4,322,110
First Merchants	45,479		1,911,937
First Midwest Bancorp	27,321		644,503
Great Western Bancorp	61,127		2,281,260
Hancock Whitney	16,109		647,904
Heritage Financial	16,674		583,090
IBERIABANK	10,273		767,907
Midland States Bancorp	31,464		816,491
National Bank Holdings, Cl. A	99,648	[b]	3,709,895
Old National Bancorp	67,556	[b]	1,265,324
Seacoast Banking Corporation of Florida	23,501	[a,b]	681,529
South State	19,905		1,444,307
Towne Bank	19,278		551,544
TriState Capital Holdings	68,873	[a]	1,729,401
UMB Financial	19,579	[b]	1,324,911
Union Bankshares	133,655		4,731,387
United Community Banks	40,402		1,044,392
Webster Financial	42,127		2,534,782
Westamerica Bancorporation	14,408	[b]	910,586
			46,016,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Capital Goods - 7.0%
Aerojet Rocketdyne Holdings	39,173	[a,b]	1,379,281
AeroVironment	10,262	[a]	786,069
Astec Industries	17,600		627,792
Astronics	1,046	[a]	33,953
Beacon Roofing Supply	48,680	[a]	1,696,985
Blue Bird	8,677	[a]	165,991
Chart Industries	14,959	[a]	950,794
Construction Partners	30,019		293,886
Curtiss-Wright	12,797		1,412,789
EMCOR Group	14,682		1,069,731
EnerSys	25,532		2,230,731
Esterline Technologies	14,002	[a]	1,662,457
Granite Construction	21,378	[b]	1,082,368
Kaman	11,222		637,073
Kennametal	22,614		945,717
Kornit Digital	128,894	[a,b]	2,967,140
Lindsay	10,301	[b]	1,042,049
Mercury Systems	79,982	[a,b]	4,143,867
Milacron Holdings	110,775	[a]	1,578,544
Proto Labs	10,552	[a]	1,357,937
Simpson Manufacturing	64,883	[b]	3,795,656
Tennant	30,062		1,799,211
The Greenbrier Companies	25,360		1,240,358
TPI Composites	68,220	[a,b]	1,854,902
Welbilt	92,955	[a,b]	1,284,638
Wesco Aircraft Holdings	159,251	[a,b]	1,516,070
			37,555,989
Commercial & Professional Services - .9%
Covanta Holding	66,342		1,098,624
Deluxe	13,055		657,319
Huron Consulting Group	19,477	[a]	1,084,285
Knoll	41,151		797,095
Korn/Ferry International	20,132		985,864
			4,623,187
Consumer Durables & Apparel - .8%
Ethan Allen Interiors	30,057		624,584
G-III Apparel Group	53,439	[a,b]	2,141,835
M.D.C. Holdings	8,457	[b]	249,059
Oxford Industries	11,740	[b]	943,779
William Lyon Homes, Cl. A	35,424	[a]	440,320
			4,399,577
Consumer Services - 4.6%
Adtalem Global Education	95,987	[a]	5,542,289
Belmond	33,492	[a]	609,554

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Consumer Services - 4.6% (continued)
Cheesecake Factory	35,843	[b]	1,691,431
Dave & Buster's Entertainment	112,949		6,422,280
Penn National Gaming	84,485	[a,b]	1,867,963
Planet Fitness, Cl. A	130,127	[a]	7,185,613
Sotheby's	36,770	[a,b]	1,470,432
			24,789,562
Diversified Financials - 4.0%
Capitol Investment Corporation IV	143,065	[a,b]	1,477,861
Cohen & Steers	23,265	[b]	869,180
Federated Investors, Cl. B	45,177	[b]	1,196,287
Green Dot, Cl. A	50,485	[a]	4,207,420
Investment Technology Group	118,777		3,578,751
OneMain Holdings	175,680	[a]	5,142,154
SLM	312,094	[a]	3,205,205
TPG Pace Holdings	98,446	[a,b]	1,023,838
WisdomTree Investments	57,809		409,866
			21,110,562
Energy - 6.7%
Arch Coal	10,364	[b]	842,282
Ardmore Shipping	133,580	[a,b]	786,786
Bonanza Creek Energy	105,745	[a]	2,805,415
Cactus	67,931		1,961,847
Callon Petroleum	87,081	[a,b]	744,543
Comstock Resources	133,187	[a,b]	1,014,885
Delek US Holdings	131,025		5,213,485
Dril-Quip	18,721	[a,b]	734,986
Euronav	116,071		1,016,782
Frank's International	95,835	[a]	704,387
GasLog	61,513		1,277,010
Green Plains	212,211	[b]	3,448,429
Laredo Petroleum	382,720	[a]	1,672,486
Navigator Holdings	42,524	[a]	512,414
Newpark Resources	100,751	[a,b]	774,775
Oasis Petroleum	33,285	[a,b]	237,655
Oil States International	30,088	[a,b]	674,573
Patterson-UTI Energy	56,901		789,786
PBF Energy, Cl. A	67,574		2,613,762
PDC Energy	55,171	[a]	1,872,504
Scorpio Tankers	1,471,688	[b]	3,046,394
Select Energy Services, Cl. A	285,579	[a]	2,764,405
			35,509,591
Food & Staples Retailing - 1.0%
Casey's General Stores	9,230	[b]	1,195,008
Performance Food Group	58,838	[a]	2,027,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Food & Staples Retailing - 1.0% (continued)
Sprouts Farmers Market	38,671	[a,b]	890,206
US Foods Holding	35,704	[a]	1,184,659
			5,297,431
Food, Beverage & Tobacco - 2.7%
Boston Beer, Cl. A	4,179	[a,b]	1,147,303
Calavo Growers	40,688	[b]	3,998,817
Darling Ingredients	108,923	[a]	2,383,235
Flowers Foods	22,201		439,358
Fresh Del Monte Produce	27,922		939,575
Freshpet	151,219	[a]	4,990,227
Hain Celestial Group	37,017	[a]	766,252
			14,664,767
Health Care Equipment & Services - 7.2%
Align Technology	2,900	[a]	666,681
Amedisys	5,967	[a]	813,004
AMN Healthcare Services	20,460	[a]	1,303,302
AxoGen	84,926	[a,b]	2,843,323
Diplomat Pharmacy	40,035	[a,b]	619,742
Evolent Health, Cl. A	281,704	[a,b]	7,239,793
HealthEquity	17,945	[a]	1,591,542
iRhythm Technologies	35,175	[a,b]	2,605,764
LHC Group	13,056	[a]	1,369,183
Medidata Solutions	41,671	[a,b]	3,217,418
MEDNAX	23,160	[a]	931,032
Nevro	30,816	[a]	1,279,172
NuVasive	20,032	[a]	1,275,838
NxStage Medical	104,182	[a]	2,942,100
Omnicell	18,200	[a,b]	1,405,586
Tabula Rasa HealthCare	14,782	[a]	1,115,745
Teladoc	54,221	[a,b]	3,386,101
Tivity Health	39,910	[a,b]	1,634,714
WellCare Health Plans	7,696	[a]	1,961,557
			38,201,597
Household & Personal Products - .4%
Inter Parfums	30,730		1,898,192
Insurance - .5%
Kemper	12,502		951,402
Safety Insurance Group	7,186		631,075
Selective Insurance Group	14,690		974,975
			2,557,452
Materials - 7.2%
Alamos Gold	899,879		2,897,610
Cabot	174,776		8,598,979
Carpenter Technology	49,454		2,130,478

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Materials - 7.2% (continued)
Coeur Mining	115,791	[a,b]	457,374
Eagle Materials	34,209		2,497,257
Hecla Mining	161,612		384,637
Iamgold	680,613	[a]	2,075,870
Louisiana-Pacific	48,269		1,103,429
Methanex	39,496		2,189,658
OMNOVA Solutions	360,416	[a]	2,937,390
Orion Engineered Carbons	82,327		2,150,381
Schnitzer Steel Industries	4,747		132,963
Summit Materials, Cl. A	139,514	[a,b]	2,022,953
Tahoe Resources	910,487	[a]	3,195,809
TimkenSteel	92,210	[a,b]	1,017,998
US Concrete	110,202	[a,b]	4,334,245
			38,127,031
Media & Entertainment - 3.3%
Criteo, ADR	240,806	[a]	5,610,780
E.W. Scripps, Cl. A	46,308	[b]	816,410
Gray Television	154,044	[a,b]	2,848,274
John Wiley & Sons, Cl. A	9,030		499,269
New York Times, Cl. A	30,364		814,666
Nexstar Broadcasting Group, Cl. A	32,426		2,679,685
Scholastic	19,483		900,309
Sinclair Broadcast Group, Cl. A	103,436		3,253,062
			17,422,455
Pharmaceuticals Biotechnology & Life Sciences - 10.4%
Adamas Pharmaceuticals	52,909	[a,b]	541,788
Aerie Pharmaceuticals	99,514	[a,b]	3,969,613
Aimmune Therapeutics	36,179	[a,b]	859,251
Amicus Therapeutics	98,228	[a,b]	1,084,437
Arena Pharmaceuticals	16,514	[a]	677,239
Cambrex	77,189	[a,b]	3,691,950
DBV Technologies, ADR	52,756	[a]	796,616
Fennec Pharmaceuticals	17,189	[a]	115,167
FibroGen	19,876	[a]	861,823
Flexion Therapeutics	163,288	[a,b]	2,663,227
Foamix Pharmaceuticals	220,251	[a,b]	878,802
G1 Therapeutics	53,357	[a,b]	2,039,838
Galapagos, ADR	20,563	[a]	2,071,105
Global Blood Therapeutics	19,073	[a]	601,562
GW Pharmaceuticals, ADR	7,081	[a]	871,105
Ligand Pharmaceuticals, Cl. B	7,390	[a,b]	1,165,920
Myovant Sciences	30,750	[a]	567,645
Natera	102,603	[a]	1,777,084
NeoGenomics	89,339	[a]	1,465,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.4%
(continued)
PRA Health Sciences	13,529	[a]	1,579,375
Prothena	77,085	[a,b]	925,791
PTC Therapeutics	20,035	[a]	711,643
REGENXBIO	15,009	[a,b]	899,189
Retrophin	29,757	[a]	730,237
Revance Therapeutics	250,464	[a]	5,119,484
Sage Therapeutics	45,712	[a,b]	5,270,137
Sarepta Therapeutics	7,247	[a,b]	938,269
Supernus Pharmaceuticals	15,160	[a,b]	718,887
TherapeuticsMD	1,318,969	[a]	6,634,414
Zogenix	121,257	[a]	4,982,450
			55,209,208
Real Estate - 2.2%
Agree Realty	20,093	[c]	1,196,940
Americold Realty Trust	43,335	[c]	1,161,378
CareTrust	22,983	[c]	460,120
CoreCivic	55,485	[c]	1,217,896
Cousins Properties	148,360	[c]	1,253,642
Monmouth Real Estate Investment	51,825	[c]	721,922
Outfront Media	48,385	[c]	1,005,440
Physicians Realty Trust	100,720	[c]	1,793,823
Retail Properties of America, Cl. A	84,322	[c]	1,061,614
Sunstone Hotel Investors	61,286	[c]	935,224
Urban Edge Properties	56,349	[c]	1,123,599
			11,931,598
Retailing - 2.8%
Abercrombie & Fitch, Cl. A	36,535	[b]	763,947
Big Lots	16,775	[b]	730,719
Carvana	62,207	[a,b]	2,692,941
Dick's Sporting Goods	53,747		1,933,817
Dillard's, Cl. A	16,231	[b]	1,126,269
Express	77,242	[a,b]	481,990
National Vision Holdings	70,363	[a]	2,587,248
Ollie's Bargain Outlet Holdings	27,888	[a]	2,473,666
Urban Outfitters	20,603	[a]	784,768
Williams-Sonoma	21,690	[b]	1,228,305
			14,803,670
Semiconductors & Semiconductor Equipment - 1.7%
Brooks Automation	28,713	[b]	871,727
Cirrus Logic	19,885	[a]	744,494
First Solar	8,544	[a]	379,781
MKS Instruments	8,216		644,627
Power Integrations	27,462		1,739,992

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Semiconductors & Semiconductor Equipment - 1.7%
(continued)
Semtech	83,146	[a]	4,435,008
			8,815,629
Software & Services - 12.8%
2U	72,761	[a,b]	4,248,515
CACI International, Cl. A	22,705	[a]	3,744,282
Carbon Black	120,040	[b]	1,955,452
Cardtronics	120,553	[a]	3,910,739
CommVault Systems	18,237	[a]	1,074,889
CSG Systems International	19,687		690,423
Everbridge	67,242	[a]	3,682,844
HubSpot	45,725	[a]	6,357,147
Liveramp Holdings	36,815	[a]	1,741,350
LogMeIn	58,297		5,376,732
Mimecast	64,817	[a]	2,413,137
New Relic	18,976	[a]	1,654,517
NIC	44,963		584,519
Proofpoint	38,001	[a]	3,686,477
Rapid7	121,708	[a]	3,870,314
Shopify, Cl. A	28,539	[a]	4,356,764
Talend, ADR	121,095	[a]	4,206,840
Twilio, Cl. A	87,105	[a,b]	8,230,551
Varonis Systems	40,561	[a]	2,348,888
Verint Systems	30,598	[a]	1,390,067
Zendesk	47,750	[a]	2,837,783
			68,362,230
Technology Hardware & Equipment - 5.1%
Ciena	281,428	[a]	9,180,181
Cray	39,760	[a,b]	1,042,110
Fabrinet	27,578	[a]	1,454,188
Littelfuse	9,284		1,776,493
Lumentum Holdings	88,113	[a,b]	3,918,385
NETGEAR	63,438	[a,b]	3,514,465
nLight	89,060		1,701,046
Sierra Wireless	193,280	[a,b]	3,104,077
Tech Data	16,306	[a]	1,466,725
			27,157,670
Telecommunication Services - 1.0%
Bandwidth, Cl. A	116,072		5,415,920
Transportation - 5.0%
Avis Budget Group	80,832	[a]	2,367,569
Knight-Swift Transportation Holdings	143,240	[b]	4,964,698
Marten Transport	111,469		2,171,416
Mesa Air Group	97,951		1,183,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
Transportation - 5.0% (continued)
Scorpio Bulkers		262,600		1,604,486
SkyWest		97,694		5,634,990
Werner Enterprises		253,920	[b]	8,597,731
				26,524,138
Utilities - 1.0%
Chesapeake Utilities		12,375		1,064,745
IDACORP		11,806		1,159,821
Portland General Electric		33,770		1,626,026
Southwest Gas		21,018		1,655,588
				5,506,180
Total Common Stocks (cost $449,827,064)				521,457,160

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 2000 Growth ETF		8,148	[b]	1,554,312
iShares Russell 2000 Value ETF		15,822		1,947,055
Total Exchange-Traded Funds (cost $3,536,321)				3,501,367
		Number of
		Warrants
Warrants - .0%
Retailing - .0%
Waitr Holdings, 6/1/23
(cost $42,480)		60,686		84,354
	1-Day
	Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $12,637,403)	2.23	12,637,403	[d]	12,637,403

Investment of Cash Collateral for Securities Loaned - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $18,385,413)	2.19	18,385,414	[d]	18,385,414

Total Investments (cost $484,428,681)	104.4%	556,065,698
Liabilities, Less Cash and Receivables	(4.4%)	(23,233,961)
Net Assets	100.0%	532,831,737

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $112,233,492 and the value of the collateral held by the fund was $115,083,093, consisting of cash collateral of $18,385,414 and U.S. Government & Agency securities valued at $96,697,679.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	521,457,160	-	-	521,457,160
Exchange-Traded
Funds	3,501,367	-	-	3,501,367
Investment Companies	31,022,817	-	-	31,022,817
Warrants†	84,354	-	-	84,354

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $71,637,017, consisting of $111,805,853 gross unrealized appreciation and $40,168,836 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - .9%
Delphi Technologies	59,207		1,011,848
Visteon	23,401	[a]	1,727,462
			2,739,310
Banks - 6.2%
Cullen/Frost Bankers	34,400		3,451,008
East West Bancorp	36,140		1,940,357
First BanCorp	73,133		661,854
First Interstate BancSystem, Cl. A	26,847		1,165,965
First Republic Bank	9,262		918,327
Great Western Bancorp	30,800		1,149,456
National Bank Holdings, Cl. A	27,624		1,028,442
South State	35,511		2,576,678
SVB Financial Group	11,030	[a]	2,810,554
TriState Capital Holdings	23,652	[a]	593,902
Webster Financial	59,332		3,570,006
			19,866,549
Capital Goods - 5.2%
AGCO	21,654		1,292,311
Allegion	6,476		593,137
AMETEK	4,333		318,172
Beacon Roofing Supply	16,827	[a]	586,589
BWX Technologies	9,533		431,082
Curtiss-Wright	4,445		490,728
Fluor	28,226		1,155,290
Graco	5,232		230,470
Kornit Digital	44,556	[a]	1,025,679
Mercury Systems	39,757	[a]	2,059,810
Milacron Holdings	38,263	[a]	545,248
Proto Labs	3,651	[a]	469,847
Quanta Services	8,922	[a]	313,162
Roper Technologies	4,232		1,259,401
Simpson Manufacturing	5,141		300,749
Snap-on	8,905		1,480,367
TPI Composites	13,487	[a]	366,712
Valmont Industries	11,618		1,516,614
Welbilt	32,131	[a]	444,050
Wesco Aircraft Holdings	94,284	[a]	897,584
Xylem	12,623		921,227
			16,698,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Commercial & Professional Services - 2.4%
Clean Harbors	22,372	[a]	1,443,665
CoStar Group	2,090	[a]	772,025
Covanta Holding	39,326		651,239
Korn/Ferry International	31,890		1,561,653
Nielsen Holdings	87,612		2,380,418
Waste Connections	10,990		862,495
			7,671,495
Consumer Durables & Apparel - 2.0%
Lululemon Athletica	8,128	[a]	1,077,366
Ralph Lauren	12,241		1,363,647
Skechers USA, Cl. A	123,948	[a]	3,346,596
Under Armour, Cl. A	28,319	[a]	676,258
			6,463,867
Consumer Services - 7.0%
Adtalem Global Education	26,757	[a]	1,544,949
Cheesecake Factory	42,097		1,986,557
Chipotle Mexican Grill	1,260	[a]	596,245
Dave & Buster's Entertainment	34,651		1,970,256
Grand Canyon Education	21,298	[a]	2,606,023
Norwegian Cruise Line Holdings	67,525	[a]	3,465,383
Penn National Gaming	59,712	[a]	1,320,232
Planet Fitness, Cl. A	44,664	[a]	2,466,346
Service Corporation International	80,618		3,724,552
Six Flags Entertainment	12,036		738,529
Sotheby's	12,706	[a]	508,113
Wynn Resorts	11,736		1,283,918
			22,211,103
Diversified Financials - 5.0%
Ally Financial	37,801		1,008,531
E*TRADE Financial	75,930		3,970,380
Eaton Vance	38,634		1,573,563
Green Dot, Cl. A	11,316	[a]	943,075
Invesco	17,147		348,941
Jefferies Financial Group	164,325		3,590,501
OneMain Holdings	103,491	[a]	3,029,182
SLM	158,687	[a]	1,629,715
			16,093,888
Energy - 6.2%
Apergy	39,520		1,354,746
Arch Coal	8,108		658,937
Bonanza Creek Energy	26,704	[a]	708,457
Cabot Oil & Gas	175,027		4,403,679
Cactus	23,199		669,987
Cheniere Energy	23,326	[a]	1,425,685

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 6.2% (continued)
Concho Resources	4,450	[a]	580,013
Delek US Holdings	37,445		1,489,937
Euronav	138,142		1,210,124
Parsley Energy, Cl. A	112,664	[a]	2,267,926
PBF Energy, Cl. A	40,303		1,558,920
PDC Energy	53,816	[a]	1,826,515
Pioneer Natural Resources	5,277		779,677
Scorpio Tankers	408,643		845,891
			19,780,494
Food & Staples Retailing - 1.6%
Casey's General Stores	26,704		3,457,367
Performance Food Group	20,439	[a]	704,328
US Foods Holding	26,433	[a]	877,047
			5,038,742
Food, Beverage & Tobacco - 2.1%
Calavo Growers	14,145		1,390,171
Darling Ingredients	64,575	[a]	1,412,901
Freshpet	51,610	[a]	1,703,130
Ingredion	20,108		2,100,482
			6,606,684
Health Care Equipment & Services - 7.9%
ABIOMED	3,030	[a]	1,008,020
Align Technology	5,510	[a]	1,266,694
Amedisys	21,162	[a]	2,883,322
Boston Scientific	24,102	[a]	907,922
DexCom	8,158	[a]	1,057,195
Encompass Health	38,589		2,902,279
Evolent Health, Cl. A	138,931	[a]	3,570,527
HealthEquity	6,174	[a]	547,572
iRhythm Technologies	12,102	[a]	896,516
Laboratory Corporation of America
Holdings	3,553	[a]	517,459
Medidata Solutions	14,423	[a]	1,113,600
Nevro	10,509	[a]	436,229
NxStage Medical	35,925	[a]	1,014,522
Omnicell	37,854	[a]	2,923,464
Tabula Rasa HealthCare	5,116	[a]	386,156
Teladoc	18,703	[a]	1,168,002
Tivity Health	49,454	[a]	2,025,636
WellCare Health Plans	2,674	[a]	681,549
			25,306,664
Household & Personal Products - .2%
Inter Parfums	10,573		653,094

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 5.7%
AptarGroup	12,111		1,260,150
Cabot	38,718		1,904,926
Carpenter Technology	10,589		456,174
Eagle Materials	26,252		1,916,396
Goldcorp	131,604		1,221,285
Huntsman	128,157		2,591,335
Kinross Gold	491,911	[a]	1,333,079
Methanex	9,754		540,762
Packaging Corporation of America	8,406		822,275
Summit Materials, Cl. A	47,933	[a]	695,028
Tahoe Resources	475,690	[a]	1,669,672
US Concrete	52,636	[a]	2,070,174
Vulcan Materials	7,779		822,318
Westlake Chemical	12,818		929,177
			18,232,751
Media & Entertainment - 2.4%
Altice USA	84,099		1,487,711
Criteo, ADR	94,096	[a]	2,192,437
Liberty Media Corp-Liberty Formula
One, Cl. C	17,440	[a]	520,061
Nexstar Media Group, Cl. A	9,561		790,121
Sinclair Broadcast Group, Cl. A	44,965		1,414,149
Spotify Technology	3,365	[a]	458,919
Twitter	21,089	[a]	663,249
			7,526,647
Pharmaceuticals Biotechnology & Life Sciences - 11.1%
Adamas Pharmaceuticals	18,362	[a]	188,027
Aerie Pharmaceuticals	35,421	[a]	1,412,944
Agilent Technologies	6,928		501,241
Aimmune Therapeutics	12,495	[a]	296,756
Alkermes	9,432	[a]	343,702
Alnylam Pharmaceuticals	1,999	[a]	162,239
Amicus Therapeutics	33,975	[a]	375,084
Arena Pharmaceuticals	5,703	[a]	233,880
BioMarin Pharmaceutical	4,474	[a]	429,638
Cambrex	68,419	[a]	3,272,481
Fennec Pharmaceuticals	5,934	[a]	39,758
FibroGen	6,871	[a]	297,927
Foamix Pharmaceuticals	75,780	[a]	302,362
G1 Therapeutics	31,543	[a]	1,205,889
Galapagos, ADR	9,818	[a]	988,869
Global Blood Therapeutics	6,592	[a]	207,912
GW Pharmaceuticals, ADR	4,674	[a]	574,995
Jazz Pharmaceuticals	27,207	[a]	4,113,698

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 11.1%
(continued)
Ligand Pharmaceuticals, Cl. B	2,552	[a]	402,629
Mylan	67,725	[a]	2,293,168
Myovant Sciences	10,619	[a]	196,027
Natera	35,505	[a]	614,947
NeoGenomics	30,847	[a]	505,891
Neurocrine Biosciences	4,711	[a]	415,840
PRA Health Sciences	27,322	[a]	3,189,570
Prothena	26,622	[a]	319,730
PTC Therapeutics	6,919	[a]	245,763
REGENXBIO	7,000	[a]	419,370
Retrophin	10,277	[a]	252,198
Revance Therapeutics	15,360	[a]	313,958
SAGE Therapeutics	30,966	[a]	3,570,070
Sarepta Therapeutics	7,544	[a]	976,722
TherapeuticsMD	763,103	[a]	3,838,408
Zogenix	68,049	[a]	2,796,133
			35,297,826
Real Estate - 2.8%
Americold Realty Trust	63,365	[b]	1,698,182
CoreCivic	120,955	[b]	2,654,962
Empire State Realty Trust, Cl. A	103,781	[b]	1,680,214
Equinix	1,164	[b]	448,466
Monmouth Real Estate Investment	18,003	[b]	250,782
Physicians Realty Trust	34,921	[b]	621,943
Urban Edge Properties	79,028	[b]	1,575,818
			8,930,367
Retailing - 2.5%
Carvana	21,528	[a]	931,947
Gap	85,544		2,334,496
National Vision Holdings	24,009	[a]	882,811
Ollie's Bargain Outlet Holdings	9,581	[a]	849,835
Ross Stores	12,661		1,109,104
Ulta Salon Cosmetics & Fragrance	1,862	[a]	554,485
Williams-Sonoma	23,271		1,317,837
			7,980,515
Semiconductors & Semiconductor Equipment - 1.6%
Maxim Integrated Products	10,503		587,328
NVIDIA	1,420		232,071
Power Integrations	9,483		600,843
Semtech	21,798	[a]	1,162,705
Skyworks Solutions	15,839		1,152,604
Teradyne	34,617		1,235,481
			4,971,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 15.6%
2U	25,153	[a]	1,468,684
Amdocs	36,426		2,364,412
CACI International, Cl. A	16,839	[a]	2,776,919
Carbon Black	41,542	[a]	676,719
Cardtronics	39,666	[a]	1,286,765
CoreLogic	29,947	[a]	1,211,656
DocuSign	11,021	[a]	460,237
Everbridge	23,243	[a]	1,273,019
Fidelity National Information Services	11,394		1,229,982
First Data, Cl. A	117,190	[a]	2,235,985
HubSpot	26,235	[a]	3,647,452
Intuit	2,823		605,618
Jack Henry & Associates	11,033		1,541,310
Liveramp Holdings	46,266	[a]	2,188,382
LogMeIn	28,529		2,631,230
Mimecast	22,428	[a]	834,994
New Relic	10,002	[a]	872,074
Nuance Communications	150,477	[a]	2,406,127
Proofpoint	20,011	[a]	1,941,267
Rapid7	41,538	[a]	1,320,908
ServiceNow	5,402	[a]	1,000,829
Shopify, Cl. A	17,618	[a]	2,689,564
Splunk	12,867	[a]	1,437,630
Square, Cl. A	21,514	[a]	1,502,538
SS&C Technologies Holdings	12,091		582,182
Talend, ADR	71,937	[a]	2,499,091
Twilio, Cl. A	50,084	[a]	4,732,437
Varonis Systems	13,841	[a]	801,532
Zendesk	24,486	[a]	1,455,203
			49,674,746
Technology Hardware & Equipment - 4.5%
Amphenol	7,954		699,475
Ciena	96,945	[a]	3,162,346
Dolby Laboratories, Cl. A	37,253		2,622,611
FLIR Systems	9,533		437,183
Keysight Technologies	26,116	[a]	1,614,491
Littelfuse	3,194		611,172
Lumentum Holdings	41,191	[a]	1,831,764
NETGEAR	15,536	[a]	860,694
nLight	30,788		588,051
Trimble	15,916	[a]	605,285
Xerox	19,338		520,579
Zebra Technologies, Cl. A	3,871	[a]	696,006
			14,249,657

Description		Shares	Value ($)
Common Stocks - 98.5% (continued)
Telecommunication Services - .6%
Bandwidth, Cl. A		40,284	1,879,651
Transportation - 4.5%
Avis Budget Group		39,279 [a]	1,150,482
J.B. Hunt Transport Services		22,768	2,421,604
Knight-Swift Transportation Holdings		158,782	5,503,384
Marten Transport		29,986	584,127
SkyWest		40,259	2,322,139
Werner Enterprises		70,186	2,376,498
			14,358,234
Utilities - .5%
PPL		51,912	1,587,988
Total Common Stocks (cost $271,567,011)			313,819,533

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 Growth ETF
(cost $1,089,605)		5,397	1,029,532
	1-Day
	Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,736,659)	2.23	2,736,659 [c]	2,736,659
Total Investments (cost $275,393,275)		99.7%	317,585,724
Cash and Receivables (Net)		.3%	918,691
Net Assets		100.0%	318,504,415

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	313,819,533	-	-	313,819,533
Exchange-Traded
Funds	1,029,532	-	-	1,029,532
Investment Company	2,736,659	-	-	2,736,659

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized appreciation on investments was $42,192,449, consisting of $65,119,506 gross unrealized appreciation and $22,927,057 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 69.9%
Automobiles & Components - .1%
Aptiv	1,380		99,222
Ford Motor	22,308		209,918
Garrett Motion	2,357		27,106
General Motors	2,270		86,147
Harley-Davidson	409		17,297
			439,690
Banks - 3.3%
Bank of America	56,979		1,618,204
BB&T	10,592		541,251
Citigroup	11,670		756,099
Citizens Financial Group	6,935		252,157
Fifth Third Bancorp	3,234		90,326
JPMorgan Chase & Co.	19,507		2,168,983
KeyCorp	10,500		192,570
M&T Bank	630		106,476
PNC Financial Services	4,920		668,038
SunTrust Banks	1,700		106,573
SVB Financial Group	10,310	[a]	2,627,091
U. S. Bancorp	5,082		276,766
Wells Fargo & Co.	25,282		1,372,307
Zions Bancorp	2,665	[b]	129,679
			10,906,520
Capital Goods - 5.7%
3M	4,629		962,462
Acuity Brands	655	[b]	85,163
Allegion	2,996	[b]	274,404
Arconic	975		20,943
Boeing	12,280		4,258,213
Caterpillar	3,798		515,275
Deere & Co.	17,606		2,726,817
Donaldson	2,950	[b]	165,318
Dover	4,252		360,952
Eaton	4,989		383,854
Emerson Electric	2,093		141,319
Fastenal	6,660	[b]	394,672
Flowserve	5,160		250,312
Fortive	2,056		156,400
General Dynamics	741		137,003
General Electric	34,315		257,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Capital Goods - 5.7% (continued)
Hexcel	3,890		239,896
Honeywell International	24,256		3,559,568
Illinois Tool Works	2,190		304,519
Ingersoll-Rand	5,160		534,163
Johnson Controls International	1,141		39,684
Lockheed Martin	1,377		413,692
Northrop Grumman	1,146		297,822
Parker-Hannifin	612		105,288
Raytheon	3,200		561,088
Resideo Technologies	1,083		22,342
Stanley Black & Decker	653		85,445
Toro	5,945	[b]	368,531
TransDigm Group	632	[a]	228,575
United Rentals	875	[a]	102,489
United Technologies	3,339		406,801
W.W. Grainger	220	[b]	69,089
Xylem	2,698		196,900
			18,626,361
Commercial & Professional Services - .2%
Healthcare Services Group	4,170	[b]	196,824
Nielsen Holdings	3,870		105,148
Robert Half International	2,005		123,969
Waste Management	2,644		247,875
			673,816
Consumer Durables & Apparel - .6%
Leggett & Platt	5,590	[b]	216,557
Lennar, Cl. A	4,900		209,377
Mattel	3,595	[a,b]	49,971
Newell Brands	2,840	[b]	66,456
NIKE, Cl. B	17,565		1,319,483
Under Armour, Cl. A	1,015	[a,b]	24,238
VF	3,110		252,812
			2,138,894
Consumer Services - 2.5%
Carnival	2,398		144,575
Marriott International, Cl. A	608		69,938
McDonald's	6,559		1,236,437
MGM Resorts International	80,840	[b]	2,179,446
Starbucks	19,558		1,304,910
Wyndham Destinations	840		34,835
Wyndham Hotels & Resorts	840		42,109
Wynn Resorts	1,077		117,824
Yum! Brands	33,017		3,044,828
			8,174,902

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Diversified Financials - 4.3%
American Express	1,959		219,937
Ameriprise Financial	1,989		258,073
Berkshire Hathaway	9,775	[a]	2,133,296
BlackRock	456		195,173
Capital One Financial	4,413		395,758
Charles Schwab	59,516		2,666,317
CME Group	3,750		712,800
Discover Financial Services	5,717		407,622
Goldman Sachs Group	1,577		300,718
Intercontinental Exchange	39,624		3,238,073
Invesco	5,708		116,158
Moody's	720		114,530
Morgan Stanley	6,300		279,657
MSCI	13,750		2,159,987
Navient	10,670		122,705
S&P Global	1,858		339,754
State Street	5,399		394,235
T. Rowe Price Group	31		3,080
			14,057,873
Energy - 3.6%
Anadarko Petroleum	4,930		260,797
Apache	1,510	[b]	53,046
Baker Hughes	2,077		47,397
Cabot Oil & Gas	5,290	[b]	133,096
Chevron	8,552		1,017,175
Cimarex Energy	467		38,285
Concho Resources	97	[a]	12,643
ConocoPhillips	2,901		191,988
Devon Energy	6,515		176,100
EOG Resources	9,774		1,009,752
EQT	1,945		36,391
Equitrans Midstream	1,556	[b]	34,730
Exxon Mobil	20,869		1,659,085
Halliburton	3,252		102,210
Helmerich & Payne	5,610		339,966
Hess	1,575		84,877
Marathon Oil	15,500		258,695
Marathon Petroleum	27,612		1,799,198
National Oilwell Varco	1,545		49,610
Newfield Exploration	2,200	[a]	37,290
Noble Energy	3,335		79,173
Occidental Petroleum	4,597		323,031
ONEOK	1,650		101,360
Phillips 66	3,608		337,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Energy - 3.6% (continued)
Pioneer Natural Resources	1,815		268,166
Range Resources	7,495	[b]	109,052
Schlumberger	9,472		427,187
TechnipFMC	2,605		60,149
Valero Energy	33,827		2,702,777
Williams Cos.	1,494		37,828
			11,788,474
Food & Staples Retailing - .7%
Costco Wholesale	3,397		785,658
Kroger	6,927		205,455
Sysco	1,650		111,210
Walgreens Boots Alliance	7,587		642,391
Walmart	5,992		585,119
			2,329,833
Food, Beverage & Tobacco - 3.5%
Altria Group	15,089		827,330
Archer-Daniels-Midland	4,910		225,958
Coca-Cola	15,815		797,076
Constellation Brands, Cl. A	14,912		2,919,173
General Mills	95		4,019
Hershey	281		30,432
Kraft Heinz	4,451		227,535
McCormick & Co.	2,837	[b]	425,550
Molson Coors Brewing, Cl. B	4,105		269,986
Mondelez International, Cl. A	87,302		3,926,844
Monster Beverage	2,265	[a]	135,175
PepsiCo	8,990		1,096,241
Philip Morris International	5,449		471,502
Tyson Foods, Cl. A	1,390		81,941
			11,438,762
Health Care Equipment & Services - 5.4%
Abbott Laboratories	5,493		406,757
AmerisourceBergen	2,188		194,513
Anthem	2,439		707,481
Baxter International	1,555		106,595
Becton Dickinson	3,010		760,777
Boston Scientific	19,239	[a]	724,733
Cardinal Health	1,070		58,668
Cerner	6,425	[a]	372,072
Cigna	2,556		570,959
CVS Health	7,745		621,160
Danaher	4,112		450,428
Edwards Lifesciences	2,538	[a]	411,181
Express Scripts Holding	63	[a]	6,393

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Health Care Equipment & Services - 5.4% (continued)
Henry Schein	4,596	[a,b]	409,963
Humana	1,673		551,203
Intuitive Surgical	2,288	[a]	1,214,631
McKesson	469		58,391
Medtronic	37,702		3,677,076
ResMed	2,927		327,209
Stryker	3,048		534,802
UnitedHealth Group	20,350		5,725,676
Zimmer Biomet Holdings	216		25,276
			17,915,944
Household & Personal Products - .9%
Clorox	2,630	[b]	435,581
Colgate-Palmolive	11,858		753,220
Coty	4,600	[b]	38,364
Estee Lauder, Cl. A	3,885		554,234
Kimberly-Clark	1,327		153,096
Procter & Gamble	10,901		1,030,254
			2,964,749
Insurance - 1.0%
Aflac	500		22,870
Allstate	4,455		397,342
American International Group	6,880		297,560
Aon	3,762		621,144
Brighthouse Financial	614	[a]	24,720
Chubb	739		98,834
Cincinnati Financial	1,410		115,239
Hartford Financial Services Group	8,125		359,044
Lincoln National	2,076		130,726
Marsh & McLennan Cos.	5,996		531,845
MetLife	3,712		165,667
Prudential Financial	1,076		100,886
Travelers Cos	3,967		517,178
			3,383,055
Materials - 1.8%
Air Products & Chemicals	3,283		528,136
CF Industries Holdings	940		39,659
DowDuPont	46,652		2,698,818
Ecolab	2,580		414,064
FMC	4,140		342,544
Freeport-McMoRan	21,175		252,829
International Paper	2,004		92,565
Linde	2,557		406,691
LyondellBasell Industries	3,186		297,286
Newmont Mining	4,165		134,696

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Materials - 1.8% (continued)
Nucor	1,060		64,035
PPG Industries	3,746		409,550
Sherwin-Williams	186		78,877
Vulcan Materials	2,949		311,739
			6,071,489
Media & Entertainment - 5.8%
Activision Blizzard	1,855		92,527
Alphabet, Cl. A	4,495	[a]	4,987,877
Alphabet, Cl. C	1,805	[a]	1,975,446
CBS, Cl. B	959		51,959
Charter Communications, Cl. A	446	[a]	146,823
Comcast, Cl. A	129,515		5,052,380
Discovery, Cl. C	2,145	[a]	59,910
Dish Network, Cl. A	2,235	[a]	73,219
Facebook, Cl. A	25,503	[a]	3,585,977
Netflix	3,201	[a]	915,902
Omnicom Group	820	[b]	63,115
Take-Two Interactive Software	34	[a]	3,729
Twenty-First Century Fox, Cl. A	4,796		237,258
Twitter	1,085	[a]	34,123
Walt Disney	15,060		1,739,279
			19,019,524
Pharmaceuticals Biotechnology & Life Sciences - 6.0%
AbbVie	8,413		793,094
Alexion Pharmaceuticals	567	[a]	69,826
Allergan	1,330		208,278
Amgen	4,842		1,008,346
Biogen	2,584	[a]	862,332
Bristol-Myers Squibb	11,572		618,639
Celgene	7,636	[a]	551,472
Eli Lilly & Co.	11,021		1,307,531
Gilead Sciences	16,056		1,155,069
Johnson & Johnson	16,902		2,482,904
Merck & Co.	51,671		4,099,577
Mettler-Toledo International	359	[a]	228,561
Pfizer	107,281		4,959,601
Regeneron Pharmaceuticals	206	[a]	75,324
Thermo Fisher Scientific	3,872		966,258
Waters	1,672	[a]	332,026
			19,718,838
Real Estate - 1.7%
American Tower	14,560	[c]	2,394,974
Apartment Investment & Management,
Cl. A	5,805	[c]	273,357

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Real Estate - 1.7% (continued)
AvalonBay Communities	2,636	[c]	502,343
Crown Castle International	2,870	[c]	329,763
Equinix	373	[c]	143,709
Equity Residential	177	[c]	12,611
Extra Space Storage	40	[c]	3,839
Federal Realty Investment Trust	488	[c]	64,460
HCP	11,405	[c]	333,710
Iron Mountain	7,405	[b,c]	251,548
Kimco Realty	13,895	[c]	227,183
Mid-America Apartment Communities	55	[c]	5,696
Realty Income	1,140	[c]	73,063
Simon Property Group	780	[c]	144,838
SL Green Realty	778	[c]	75,015
Ventas	3,045	[c]	193,327
Welltower	4,935	[c]	356,949
Weyerhaeuser	5,650	[c]	149,217
			5,535,602
Retailing - 3.9%
Amazon. com	4,146	[a]	7,007,445
Booking Holdings	546	[a]	1,032,966
Dollar Tree	3,014	[a]	261,525
eBay	2,742	[a]	81,849
Expedia Group	132		15,944
Genuine Parts	414		42,936
Home Depot	8,482		1,529,474
L Brands	239	[b]	7,913
Lowe's	6,692		631,524
Macy's	1,719	[b]	58,824
O'Reilly Automotive	2,153	[a]	746,617
Ross Stores	2,308		202,181
The TJX Companies	25,314		1,236,589
			12,855,787
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices	685	[a,b]	14,591
Analog Devices	1,503		138,156
Applied Materials	5,935		221,257
Broadcom	1,711		406,209
Intel	27,932		1,377,327
Lam Research	2,579		404,800
Micron Technology	6,870	[a]	264,907
NVIDIA	3,918		640,319
Qualcomm	45,252		2,636,382
Texas Instruments	38,174		3,811,674

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 69.9% (continued)
Semiconductors & Semiconductor Equipment - 3.1%
(continued)
Xilinx	1,834		169,608
			10,085,230
Software & Services - 8.1%
Accenture	4,575		752,679
Adobe	16,858	[a]	4,229,504
Autodesk	1,980	[a]	286,110
Automatic Data Processing	7,070		1,042,259
Cognizant Technology Solutions, Cl. A	6,222		443,193
DXC Technology	1,729		108,996
Fiserv	6,967	[a]	551,299
International Business Machines	3,003		373,183
Intuit	737		158,109
Jack Henry & Associates	2,305		322,008
Manhattan Associates	7,370	[a,b]	365,036
Mastercard, Cl. A	9,316		1,873,168
Microsoft	71,382		7,915,550
Oracle	19,520		951,795
Paychex	10,624		751,754
PayPal Holdings	3,142	[a]	269,615
Perspecta	864		18,239
salesforce.com	6,733	[a]	961,203
Symantec	5,595		123,705
Visa, Cl. A	35,890		5,085,972
Western Union	4,157	[b]	77,861
			26,661,238
Technology Hardware & Equipment - 3.8%
Amphenol	10,124		890,305
Apple	29,466		5,262,038
Cisco Systems	84,887		4,063,541
Cognex	6,350		279,527
Corning	14,950		481,689
Hewlett Packard Enterprise	20,128		301,920
HP	20,128		462,944
IPG Photonics	1,590	[a]	226,019
Motorola Solutions	768		100,800
TE Connectivity	2,640		203,095
Western Digital	1,496		67,903
			12,339,781
Telecommunication Services - 1.5%
AT&T	33,308		1,040,542
CenturyLink	15,755		296,194
Verizon Communications	57,570		3,471,471
			4,808,207

Description		Shares		Value ($)
Common Stocks - 69.9% (continued)
Transportation - 1.1%
CSX		7,713		560,195
Delta Air Lines		3,995		242,536
Expeditors International of Washington		5,240		398,712
FedEx		2,487		569,523
Norfolk Southern		757		129,250
Southwest Airlines		9,025		492,855
Union Pacific		6,428		988,498
United Parcel Service, Cl. B		1,559		179,737
				3,561,306
Utilities - 1.3%
AES		11,440		177,206
American Electric Power		2,915		226,612
CenterPoint Energy		5,755		161,198
CMS Energy		8,781		457,402
Dominion Energy		883		65,784
DTE Energy		660		79,028
Duke Energy		1,027		90,961
Eversource Energy		3,785		258,667
Exelon		4,340		201,333
NextEra Energy		4,726		858,761
NiSource		10,190	[b]	269,220
NRG Energy		6,525		250,756
Pinnacle West Capital		1,425		127,338
PPL		2,465	[b]	75,404
SCANA		915		42,694
Sempra Energy		4,408	[b]	507,890
Xcel Energy		10,110		530,269
				4,380,523
Total Common Stocks (cost $125,630,986)				229,876,398
	1-Day
	Yield (%)
Investment Companies - 30.1%
Registered Investment Companies - 30.1%
BNY Mellon Income Stock Fund, Cl. M		2,441,934	[d]	22,880,918
Dreyfus Institutional Preferred
Government Plus Money Market Fund	2.23	3,108,400	[d]	3,108,400
Dreyfus Research Growth Fund, Cl. Y		3,008,504	[d]	47,022,917
Dreyfus Strategic Value Fund		645,412	[d]	25,868,111
Total Investment Companies (cost $84,554,067)				98,880,346

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $305,163)	2.19	305,162 [d]	305,163
Total Investments (cost $210,490,216)		100.1%	329,061,907
Liabilities, Less Cash and Receivables		(.1%)	(207,703)
Net Assets		100.0%	328,854,204

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2018, the value of the fund’s securities on loan was $6,900,735 and the value of the collateral held by the fund was $7,078,853, consisting of cash collateral of $305,163 and U.S. Government & Agency securities valued at $6,773,690.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	229,876,398	-	-	229,876,398
Investment Companies	99,185,509	-	-	99,185,509

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2018, accumulated net unrealized appreciation on investments was $118,571,691, consisting of $120,806,510 gross unrealized appreciation and $2,234,819 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick T. Crowe

            Patrick T. Crowe

            President

Date:    January 22, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)